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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-05430
SSgA Funds
(Exact name of Registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)
Sandra G. Richardson, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-3598

(Name and address of agent for service)
Registrant’s telephone number, including area code: 206-505-7877
Date of fiscal year end:                       August 31
Date of reporting period:                    September 1, 2010 to February 28, 2011

Item 1. Reports to Stockholders
Balanced Fund
Growth Fund
Income and Growth Fund
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Highlights
Notes to Financial Statements
Shareholder Requests for Additional Information
Disclosure of Information about Fund Trustees and Officers
State Street Financial Center
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund
Notes to Schedules of Investments
Statements of Assets and Liabilities
Statements of Operations
Financial Highlights
Notes to Financial Statements
Shareholder Requests for Additional Information
Disclosure of Information about Fund Trustees and Officers
State Street Financial Center
U.S. Treasury Money Market Fund
Prime Money Market Fund
Notes to Schedules of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Shareholder Requests for Additional Information
Disclosure of Information about Fund Trustees and Officers
State Street Financial Center
Bond Market Fund
Intermediate Fund
High Yield Bond Fund
Notes to Schedules of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Shareholder Requests for Additional Information
Disclosure of Information about Fund Trustees and Officers
State Street Financial Center
Emerging Markets Fund
International Stock Selection Fund
Notes to Schedules of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Shareholder Requests for Additional Information
Disclosure of Information about Fund Trustees and Officers
State Street Financial Center
S&P 500 Index Fund
Statements of Operations
Notes to Financial Statements
Shareholder Requests for Additional Information
Disclosure of Information about Fund Trustees and Officers
Fund Management and Service Providers
Financial Highlights
Notes to Financial Statements
General Information
Disciplined Equity Fund
Small Cap Fund
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund
Notes to Schedules of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Highlights
Notes to Financial Statements
Shareholder Requests for Additional Information
Disclosure of Information about Fund Trustees and Officers
State Street Financial Center
Item 2. Code of Ethics. [Annual Report Only]
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Item 5. Audit Committee of Listed Registrants. [Not Applicable]
Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]
Items 7-9. [Not Applicable]
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibit List
SIGNATURES
Section 302 Certifications
Section 906 Certifications

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS
LS Balanced Fund
LS Balanced Fund – Class R
LS Growth Fund
LS Growth Fund – Class R
LS Income and Growth Fund
LS Income and Growth Fund – Class R

Semiannual Report
February 28, 2011

SSgA Funds
Life Solutionssm Funds
Semiannual Report
February 28, 2011 (Unaudited)

“SSgA” is a registered trademark and “Life Solutionssm” is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Life Solutions
Balanced Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs:(1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,164.90	$1,022.56
Expenses Paid During Period*	$2.42	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,160.10	$1,019.24
Expenses Paid During Period*	$6.00	$5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Balanced Fund	3

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.1%

Bonds - 36.7%
SPDR Barclays Capital Aggregate Bond ETF	21,728	1,208
SPDR Barclays Capital Intermediate Term Credit Bond ETF	27,890	918
SSgA Bond Market Fund	1,077,602	9,450
SSgA High Yield Bond Fund	41,372	349

		11,925

Domestic Equities - 50.6%
SPDR S&P Dividend ETF	7,910	427
SPDR S&P MidCap 400 ETF	1,860	326
SSgA Enhanced Small Cap Fund	62,222	691
SSgA S&P 500 Index Fund	684,715	14,982

		16,426

International Equities - 12.8%
SSgA Emerging Markets Fund	27,680	601
SSgA International Stock Selection Fund	329,000	3,573

		4,174

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	3,786	4

Total Investments - 100.1%* (identified cost $26,220)		32,529

Other Assets and Liabilities, Net - (0.1%)		(36)

Net Assets - 100.0%		32,493

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund	5

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SSgA Life Solutions
Growth Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs:(1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,222.90	$1,022.56
Expenses Paid During Period*	$2.48	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,219.70	$1,019.98
Expenses Paid During Period*	$5.34	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund	7

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SSgA Life Solutions
Growth Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.8%

Bonds - 16.6%
SPDR Barclays Capital Aggregate Bond ETF	1,805	100
SPDR Barclays Capital Intermediate Term Credit Bond ETF	2,745	90
SSgA Bond Market Fund	31,442	276
SSgA High Yield Bond Fund	3,663	31

		497

Domestic Equities - 66.0%
SPDR S&P Dividend ETF	870	47
SPDR S&P MidCap 400 ETF	185	33
SSgA Enhanced Small Cap Fund	8,414	93
SSgA S&P 500 Index Fund	82,359	1,802

		1,975

International Equities - 18.2%
SSgA Emerging Markets Fund	2,521	55
SSgA International Stock Selection Fund	45,034	489

		544

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	313	— ±

Total Investments - 100.8%* (identified cost $1,997)		3,016

Other Assets and Liabilities, Net - (0.8%)		(25)

Net Assets - 100.0%		2,991

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)

±	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund	9

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SSgA Life Solutions
Income and Growth Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs:(1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,110.30	$1,022.56
Expenses Paid During Period*	$2.35	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,106.60	$1,019.79
Expenses Paid During Period*	$5.28	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund	11

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 102.2%

Bonds - 57.7%
SPDR Barclays Capital Aggregate Bond ETF	1,635	91
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,170	39
SSgA Bond Market Fund	66,984	587
SSgA High Yield Bond Fund	1,569	13

		730

Domestic Equities - 36.3%
SPDR S&P Dividend ETF	415	22
SPDR S&P MidCap 400 ETF	105	19
SSgA Enhanced Small Cap Fund	1,199	13
SSgA S&P 500 Index Fund	18,527	405

		459

International Equities - 8.2%
SSgA Emerging Markets Fund	1,166	25
SSgA International Stock Selection Fund	7,213	79

		104

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	72	— ±

Total Investments - 102.2%* (identified cost $1,018)		1,293

Other Assets and Liabilities, Net - (2.2%)		(28)

Net Assets - 100.0%		1,265

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs. (Note 2)

±	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund	13

SSgA
Life Solutions Funds

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Life Solutions	Life Solutions	Life Solutions
Amounts in thousands	Balanced	Growth	Income and Growth

Assets
Investments, at identified cost	$26,220	$1,997	$1,018

Investments, at market	32,529	3,016	1,293
Receivables:
Fund shares sold	2	5	1
From Advisor	5	13	30
Prepaid expenses	2	1	—

Total assets	32,538	3,035	1,324

Liabilities
Payables:
Investments purchased	2	5	—
Accrued fees to affiliates	18	18	39
Other accrued expenses	25	21	20

Total liabilities	45	44	59

Net Assets	$32,493	$2,991	$1,265

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(28)	$7	$22
Accumulated net realized gain (loss)	(9,099)	(4,791)	(1,951)
Unrealized appreciation (depreciation) on investments	6,309	1,019	275
Shares of beneficial interest	3	—	—
Additional paid-in capital	35,308	6,756	2,919

Net Assets	$32,493	$2,991	$1,265

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class(a)	$11.92	$11.96	$10.89
Net assets	$32,064,224	$2,726,862	$1,052,727
Shares outstanding ($.001 par value)	2,689,671	228,007	96,646
Net asset value per share: Class R(a)	$11.97	$12.00	$10.76
Net assets	$428,751	$264,263	$212,262
Shares outstanding ($.001 par value)	35,809	22,017	19,733

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

14	Statements of Assets and Liabilities

SSgA
Life Solutions Funds

Statements of Operations — For the Period Ended February 28, 2011 (Unaudited)

	Life Solutions	Life Solutions	Life Solutions
Amounts in thousands	Balanced	Growth	Income and Growth

Investment Income
Income distribution from Underlying Funds	$440	$73	$27

Expenses
Fund accounting fees	14	14	14
Distribution fees — Institutional Class	4	2	1
Distribution fees — Class R	—	—	1
Transfer agent fees	32	32	33
Professional fees	14	15	14
Registration fees	21	21	21
Shareholder servicing fees — Institutional Class	1	2	—
Shareholder servicing fees — Class R	2	—	—
Insurance fees	— *	— *	— *
Printing fees	10	2	1
Miscellaneous	4	2	2

Expenses before reductions	102	90	87
Expense reductions	(34)	(79)	(82)

Net expenses	68	11	5

Net investment income (loss)	372	62	22

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	165	499	71
Net change in unrealized appreciation (depreciation) on investments	3,895	363	70

Net realized and unrealized gain (loss)	4,060	862	141

Net Increase (Decrease) in Net Assets from Operations	$4,432	$924	$163

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	15

SSgA
Life Solutions Funds

Statements of Changes in Net Assets — For the Periods Ended February 28,

	Life Solutions		Life Solutions
	Balanced		Growth		Life Solutions Income and Growth
	Six Months	Fiscal Year	Six Months	Fiscal Year	Six Months	Fiscal Year
	Ended February 28, 2011	Ended August 31,	Ended February 28, 2011	Ended August 31,	Ended February 28, 2011	Ended August 31,
Amounts in thousands	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$372	$581	$62	$87	$22	$92
Net realized gain (loss)	165	(129)	499	(25)	71	284
Net change in unrealized appreciation (depreciation)	3,895	689	363	141	70	(134)

Net increase (decrease) in net assets from operations	4,432	1,141	924	203	163	242

Distributions
From net investment income
Institutional Class	(661)	(508)	(93)	(104)	(58)	(89)
Class R	(8)	(14)	(2)	(8)	(35)	(20)

Net decrease in net assets from distributions	(669)	(522)	(95)	(112)	(93)	(109)

Share Transactions
Net increase (decrease) in net assets from share transactions	2,566	145	(2,625)	(1,069)	(393)	(2,487)

Total Net Increase (Decrease) in Net Assets	6,329	764	(1,796)	(978)	(323)	(2,354)

Net Assets
Beginning of period	26,164	25,400	4,787	5,765	1,588	3,942

End of period	$32,493	$26,164	$2,991	$4,787	$1,265	$1,588

Undistributed (overdistributed) net investment income included in net assets	$(28)	$269	$7	$40	$22	$93

See accompanying notes which are an integral part of the financial statements.

16	Statements of Changes in Net Assets

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SSgA
Life Solutions Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total	Distributions	Distributions
	Beginning of	Investment	and Unrealized	from Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
Life Solutions Balanced

Institutional Class
February 28, 2011*	10.47	.14	1.57	1.71	(.26)	—
August 31, 2010	10.30	.23	.15	.38	(.21)	—
August 31, 2009	11.52	.22	(1.15)	(.93)	(.29)	—
August 31, 2008	13.18	.53	(1.64)	(1.11)	(.55)	—
August 31, 2007	12.66	.44	.50	.94	(.42)	—
August 31, 2006	11.97	.27	.60	.87	(.18)	—

Class R
February 28, 2011*	10.45	.12	1.55	1.67	(.15)	—
August 31, 2010	10.28	.16	.16	.32	(.15)	—
August 31, 2009	11.42	.15	(1.13)	(.98)	(.16)	—
August 31, 2008	13.05	.45	(1.60)	(1.15)	(.48)	—
August 31, 2007	12.54	.31	.55	.86	(.35)	—
August 31, 2006	11.91	.11	.68	.79	(.16)	—

Life Solutions Growth

Institutional Class
February 28, 2011*	9.96	.15	2.05	2.20	(.20)	—
August 31, 2010	9.95	.17	.04	.21	(.20)	—
August 31, 2009	11.82	.20	(1.89)	(1.69)	(.18)	—
August 31, 2008	13.77	.64	(2.01)	(1.37)	(.58)	—
August 31, 2007	12.79	.37	.97	1.34	(.36)	—
August 31, 2006	11.78	.15	.96	1.11	(.10)	—

Class R
February 28, 2011*	9.93	.10	2.07	2.17	(.10)	—
August 31, 2010	9.94	.10	.05	.15	(.16)	—
August 31, 2009	11.77	.10	(1.84)	(1.74)	(.09)	—
August 31, 2008	13.67	.47	(1.88)	(1.41)	(.49)	—
August 31, 2007	12.69	.31	.94	1.25	(.27)	—
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—

Life Solutions Income and Growth

Institutional Class
February 28, 2011*	10.41	.15	.97	1.12	(.64)	—
August 31, 2010	10.16	.33	.21	.54	(.29)	—
August 31, 2009	11.04	.28	(.55)	(.27)	(.59)	(.01)
August 31, 2008	12.51	.50	(1.29)	(.79)	(.52)	(.16)
August 31, 2007	12.42	.47	.06	.53	(.44)	—
August 31, 2006	12.05	.36	.26	.62	(.25)	—

Class R
February 28, 2011*	10.28	.14	.93	1.07	(.59)	—
August 31, 2010	10.07	.23	.25	.48	(.27)	—
August 31, 2009	10.97	.15	(.49)	(.34)	(.55)	(.01)
August 31, 2008	12.39	.44	(1.25)	(.81)	(.45)	(.16)
August 31, 2007	12.31	.37	.08	.45	(.37)	—
August 31, 2006	12.01	.21	.33	.54	(.24)	—

See accompanying notes which are an integral part of the financial statements.

18	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return(e)	(000)	Net(c)(d)(f)	Gross(c)(f)	Net Assets(c)(d)(f)	Turnover Rate(e)

(.26)	11.92	16.49	32,064	.45	.68	1.26	19
(.21)	10.47	3.66	25,565	.45	.74	2.18	74
(.29)	10.30	(7.79)	24,411	.45	.78	2.37	73
(.55)	11.52	(8.73)	27,962	.44	.45	4.27	94
(.42)	13.18	7.51	58,036	.33	.33	3.31	31
(.18)	12.66	7.37	81,570	.31	.31	2.24	29

(.15)	11.97	16.01	429	1.12	1.35	1.05	19
(.15)	10.45	3.09	599	1.10	1.39	1.52	74
(.16)	10.28	(8.42)	989	1.06	1.38	1.64	73
(.48)	11.42	(9.10)	965	.98	.99	3.71	94
(.35)	13.05	6.91	1,891	.90	.90	2.40	31
(.16)	12.54	6.71	1,340	.88	.88	.87	29

(.20)	11.96	22.29	2,727	.45	3.97	1.39	25
(.20)	9.96	2.05	4,583	.45	3.15	1.59	73
(.18)	9.95	(14.12)	5,282	.45	2.30	2.21	82
(.58)	11.82	(10.38)	11,379	.45	.72	4.97	75
(.36)	13.77	10.53	37,358	.45	.45	2.74	30
(.10)	12.79	9.45	51,495	.42	.42	1.21	29

(.10)	12.00	21.97	264	.97	4.49	.92	25
(.16)	9.93	1.46	204	1.03	3.74	.98	73
(.09)	9.94	(14.65)	483	1.17	3.02	1.10	82
(.49)	11.77	(10.65)	591	.85	1.12	3.72	75
(.27)	13.67	9.86	1,041	1.01	1.01	2.37	30
(.10)	12.69	8.92	1,208	.95	.95	.14	29

(.64)	10.89	11.03	1,053	.45	11.01	1.40	43
(.29)	10.41	5.39	878	.45	5.37	3.13	89
(.61)	10.16	(1.73)	3,268	.45	3.52	2.99	81
(.68)	11.04	(6.59)	7,604	.45	1.10	4.33	99
(.44)	12.51	4.30	19,939	.45	.70	3.67	32
(.25)	12.42	5.27	28,382	.45	.60	3.00	30

(.59)	10.76	10.66	212	1.01	11.57	1.38	43
(.27)	10.28	4.84	710	.99	5.91	2.25	89
(.56)	10.07	(2.42)	674	1.30	4.37	1.62	81
(.61)	10.97	(6.80)	248	.86	1.53	3.81	99
(.37)	12.39	3.66	428	1.02	1.27	3.00	32
(.24)	12.31	4.56	375	.98	1.14	1.66	30

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	19

SSgA
Life Solutions Funds

Notes to Financial Highlights — February 28, 2011 (Unaudited)

*	For the six months ended February 28, 2011 (unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c)	The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(d)	May reflect amounts waived and/or reimbursed by the investment advisor.
(e)	Periods less than one year are not annualized.
(f)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

20	Financial Highlights

SSgA
Life Solutions Funds

Notes to Financial Statements — February 28, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 28, 2011. These financial statements report on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a “Fund” and collectively referred to as the “Funds.” Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (“the Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company’s portfolios (the “Underlying Funds”) and exchange-traded funds (the “Underlying ETFs”) that are advised or sponsored by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”) or its affiliates. This arrangement is referred to as a “fund of funds.” The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Income and
Asset Class/Underlying Fund or ETF	Balanced	Growth	Growth

Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities SPDR S&P Dividend ETF SPDR S&P MidCap 400 ETF SSgA Enhanced Small Cap Fund SSgA S&P 500 Index Fund
International Equities SSgA Emerging Markets Fund SSgA International Stock Selection Fund

Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital Intermediate Term Credit Bond ETF
SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund

Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Prime Money Market Fund

*	International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds and Underlying ETFs

The Life Solutions Funds are comprised of various combinations of the Underlying Funds and Underlying ETFs. The Board has approved investment in all of the Underlying Funds and Underlying ETFs presented above. The investment objectives of the Underlying Funds and Underlying ETFs utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

Notes to Financial Statements	21

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

SPDR Barclays Capital Intermediate Term Credit Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States investment bond market.

SPDR Barclays Capital Short Term Corporate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.

SPDR S&P Dividend ETF

To closely match the returns and characteristics, before fees and expenses, of the S&P High Yield Dividend Aristocratstm Index. The approach is designed to provide portfolios with low portfolio turnover, accurate tracking, and lower costs.

SPDR S&P MidCap 400 ETF

To generally correspond to the price and yield performance of the S&P MidCap 400 Indextm. The approach is designed to provide portfolios with low portfolio turnover, accurate tracking, and lower costs.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Prime Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements.

22	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value (“NAV”) per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Underlying ETFs are valued at the last sales price as of the close of the customary trading session on the exchange where the Underlying ETF is principally traded, or lacking any sales price on a particular day, the Underlying ETF may be valued at the closing bid price on that day.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Notes to Financial Statements	23

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

24	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2010, the capital loss carryovers and expiration dates are as follows:

	Expiration Year
	8/31/2011	8/31/2012	8/31/2017	8/31/2018	Total
Balanced	$203,577	$609,595	$2,853,693	$3,807,786	$7,474,651
Growth	1,740,113	—	33,733	2,852,199	4,626,045
Income and Growth	—	—	1,397,985	433,362	1,831,347

As of February 28, 2011, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

			Income and
	Balanced	Growth	Growth
Cost of Investments for Tax Purposes	$27,674,971	$2,377,455	$1,187,550

Gross Tax Unrealized Appreciation	4,853,933	638,854	105,759
Gross Tax Unrealized Depreciation	—	—	—

Net Tax Unrealized Appreciation (Depreciation)	$4,853,933	$638,854	$105,759

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

Capital gain distributions are generally declared and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements	25

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

3.	Investment Transactions

Securities

During the period ended February 28, 2011, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

	Purchases	Sales
Balanced	$7,731,941	$5,638,982
Growth	1,045,232	3,727,253
Income and Growth	668,372	1,126,745

4.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Advisor. However, each Fund pays advisory fees to the Advisor indirectly as a shareholder in the Underlying Funds and Underlying ETFs. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds and Underlying ETFs. Each Underlying Fund and Underlying ETFs pays the Advisor a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund’s and Underlying ETF’s average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class.

The Advisor has contractually agreed to waive up to the full amount of the Funds’ advisory fee and reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the Balanced Fund Institutional Class and Class R for the period ended February 28, 2011 was $33,766 and $645, respectively. The total amount of the waiver for the Growth Fund Institutional Class and Class R for the period ended February 28, 2011 was $75,062 and $4,170, respectively. The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the period ended February 28, 2011 was $52,614 and $28,972, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company (“State Street”) to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2011, $4,171 of the Central Fund’s net assets represents investments by these Funds, and $12,403,020 represents the investments of other Investment Company funds not presented herein.

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

26	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

The Funds have entered into arrangements with State Street Corporation whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. As of February 28, 2011, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Balanced	$1

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”).

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts. Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of 0.13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2011, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Global Markets
Balanced	$638
Growth	65
Income and Growth	1

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to service organizations from each institutional class, are not permitted by the Plan to exceed 0.25% of each institutional class’ average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the 0.25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class’ liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or noncontinuance.

Notes to Financial Statements	27

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the “R Plan”) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class’ average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class’ average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years as long as the R Plan is in effect.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor up to 0.05% of the daily net asset value. For the period ended February 28, 2011, this amounted to:

Global
Markets
Balanced	$138
Growth	59
Income and Growth	137

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2011 were as follows:

			Income and
	Balanced	Growth	Growth
Fund accounting fees	$1,456	$1,503	$23,326
Shareholder servicing fees	1,066	604	680
Transfer agent fees	15,826	15,999	14,681

	$18,348	$18,106	$38,687

Transactions with Affiliated Companies

A company is an affiliate of the Fund within the meaning of the Investment Company Act of 1940 if, among other things, the Fund owns at least 5% of the voting securities of the company or if the Fund and the company are under common control. Each

28	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Underlying Fund and Underlying ETF is an affiliate of the Fund. Transactions with the Underlying Funds and Underlying ETFs during the period ended February 28, 2011 were as follows:

	Market	Purchases	Sales	Realized Gain	Income
	Value	Cost	Cost	(Loss)	Distributions
Balanced
SPDR Barclays Capital Aggregate Bond ETF	$1,208,077	$—	$284,766	$17,560	$33,715
SPDR Barclays Capital Intermediate Term Credit Bond ETF	918,195	610,084	213,218	(1,943)	10,773
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	241,562	(660)	391
SPDR S&P Dividend ETF	427,061	400,034	—	—	3,949
SPDR Barclays Capital TIPS ETF	—	—	5,958	969	2
SPDR S&P MidCap 400 ETF	326,374	304,268	—	—	847
SSgA Bond Market Fund	9,450,568	2,472,220	902,792	1,724	145,192
SSgA Emerging Markets Fund	600,923	783,525	321,189	(8,714)	4,871
SSgA Enhanced Small Cap Fund	690,659	509,318	541,428	79,205	4,318
SSgA High Yield Bond Fund	348,762	951,405	909,656	17,371	30,320
SSgA International Stock Selection Fund	3,572,936	857,139	542,923	8,931	79,664
SSgA Prime Money Market Fund	3,786	616,158	616,096	—	32
SSgA S&P 500 Index Fund	14,981,563	843,948	1,510,941	50,106	125,918

	$32,528,904	$8,348,099	$6,090,529	$164,549	$439,992

Growth
SPDR Barclays Capital Aggregate Bond ETF	$100,358	$—	$56,764	$4,332	$3,010
SPDR Barclays Capital Intermediate Term Credit Bond ETF	90,371	35,059	44,243	(403)	1,809
SPDR Barclays Capital Short Term Corporate Bond ETF	—	—	47,972	(154)	78
SPDR S&P Dividend ETF	46,971	68,188	24,219	598	671
SPDR Barclays Capital TIPS ETF	—	—	1,375	224	—
SPDR S&P MidCap 400 ETF	32,462	54,801	24,538	612	153
SSgA Bond Market Fund	275,750	226,101	545,402	11,102	8,447
SSgA Emerging Markets Fund	54,730	149,439	121,410	280	896
SSgA Enhanced Small Cap Fund	93,397	95,659	179,259	26,329	1,059
SSgA High Yield Bond Fund	30,876	171,794	193,362	2,688	5,283
SSgA International Stock Selection Fund	489,070	133,780	344,146	163,090	21,372
SSgA Prime Money Market Fund	313	53,504	53,232	—	2
SSgA S&P 500 Index Fund	1,802,011	110,411	1,645,609	290,256	29,799

	$3,016,309	$1,098,736	$3,281,531	$498,954	$72,579

Notes to Financial Statements	29

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

	Market	Purchases	Sales	Realized Gain	Income
	Value	Cost	Cost	(Loss)	Distributions

Income and Growth
SPDR Barclays Capital Aggregate Bond ETF	$90,906	$—	$154,070	$11,149	$3,432
SPDR Barclays Capital Intermediate Term Credit Bond ETF	38,519	19,987	17,306	(158)	656
SPDR Barclays Capital Short Term Corporate Bond ETF	—	20,974	16,087	(47)	26
SPDR S&P Dividend ETF	22,406	—	—	—	207
SPDR Barclays Capital TIPS ETF	—	—	687	112	—
SPDR S&P MidCap 400 ETF	18,424	17,176	—	—	48
SSgA Bond Market Fund	587,446	359,389	399,795	183	12,287
SSgA Emerging Markets Fund	25,305	45,517	28,309	376	283
SSgA Enhanced Small Cap Fund	13,305	31,766	39,758	4,592	167
SSgA High Yield Bond Fund	13,223	54,441	59,404	1,177	1,702
SSgA International Stock Selection Fund	78,333	41,735	47,364	13,256	2,459
SSgA Prime Money Market Fund	72	35,004	35,122	—	1
SSgA S&P 500 Index Fund	405,369	77,387	292,869	40,456	5,296

	$1,293,308	$703,376	$1,090,771	$71,096	$26,564

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
	February 28,		August 31,
Balanced	2011		2010

Institutional Class
Proceeds from shares sold	211	$2,401	569	$6,063
Proceeds from reinvestment of distributions	59	661	48	508
Payments for shares redeemed	(22)	(249)	(546)	(6,019)

	248	2,813	71	552

Class R
Proceeds from shares sold	4	$47	41	$443
Proceeds from reinvestment of distributions	0	8	1	14
Payments for shares redeemed	(26)	(302)	(81)	(864)

	(22)	(247)	(39)	(407)

Total net increase (decrease)	226	$2,566	32	$145

30	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Growth

Institutional Class
Proceeds from shares sold	25	$269	140	$1,449
Proceeds from reinvestment of distributions	8	92	10	104
Payments for shares redeemed	(265)	(3,002)	(221)	(2,330)

	(232)	(2,641)	(71)	(777)

Class R
Proceeds from shares sold	2	$26	28	$295
Proceeds from reinvestment of distributions	0	2	1	8
Payments for shares redeemed	(1)	(12)	(57)	(595)

	1	16	(28)	(292)

Total net increase (decrease)	(231)	$(2,625)	(99)	$(1,069)

Income and Growth

Institutional Class
Proceeds from shares sold	16	$175	53	$547
Proceeds from reinvestment of distributions	5	56	9	89
Payments for shares redeemed	(9)	(100)	(299)	(3,138)

	12	131	(237)	(2,502)

Class R
Proceeds from shares sold	9	$94	43	$440
Proceeds from reinvestment of distributions	3	34	2	19
Payments for shares redeemed	(61)	(652)	(43)	(444)

	(49)	(524)	2	15

Total net increase (decrease)	(37)	$(393)	(235)	$(2,487)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2011, the Funds did not utilize the Interfund Lending Program.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or

Notes to Financial Statements	31

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

8.	Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the Financial Statements.

32	Notes to Financial Statements

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — February 28, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	33

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

			Principal Occupation(s)	Number of
	Position(s) Held		During Past 5 Years;	Portfolios in	Other
Name,	with SSgA Funds;	Term	and Other	Fund Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Member Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institutie and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

Diane B. Glossman(2) Born March 9, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since October 2009 Audit Committee Financial Expert Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2003 to Present, Consultant to financial institutions; • 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director and member of the finance committee (2007-2010, President; 2010-2011, Vice President), Bucks County SPCA (animal welfare non-profit); and • Chartered Financial Analyst.	20	None

34	Disclosure of Information about Fund Trustees and Officers

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

				Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• April 2011 to Present, Chairman, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (until April 2011, CEO and President) (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Anne Silverman Community Clinic of Doylestown, PA	20	None

Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

Disclosure of Information about Fund Trustees and Officers	35

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
•   March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
•   1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
•   1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);
•   September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);
•   1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
•   2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

Henry W. Todd(2) Born May 4, 1947 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until May 30, 2010, Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • Until December 2008, Independent Director, SSgA Cash Management Fund plc (investment company); and • Until July 2005, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

(2)	Ceased to be a Trustee effective April 28, 2011.

36	Disclosure of Information about Fund Trustees and Officers

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
•   2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
•   March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
•   President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
•   Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);
•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
•   2009 to Present, Global Head of Fund Operations, Russell Investments;
•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company, and Russell Financial Services Company;
•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2010
•   September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and
•   November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

Disclosure of Information about Fund Trustees and Officers	37

SSgA
Life Solutions Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Diane B. Glossman*
Shawn C.D. Johnson
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd*
Officers
James E. Ross, President, Chief Executive Offices and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Sandra G. Richardson, Secretary and Chief Legal Officer
Ross E Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

*	Ceased to be a Trustee effective April 28, 2011.

Distributor:  State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

38	Fund Management and Service Providers

LSSAR-02/11

MONEY MARKET FUNDS
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund

Semiannual Report
February 28, 2011

SSgA Funds
Money Market Funds
Semiannual Report
February 28, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
Money Market Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,000.00	$1,023.11
Expenses Paid During Period*	$1.69	$1.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.34% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund	3

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SSgA
Money Market Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$

Asset Backed Commercial Paper - 4.0%
Gemini Securitization Corp. LLC (λ)	100,000	0.300	04/04/11	99,972
Kells Funding LLC (λ)	150,000	0.360	06/20/11	149,833
Solitaire Funding LLC (λ)	34,000	0.310	03/07/11	33,998

Total Asset Backed Commercial Paper (amortized cost $283,803)				283,803

Certificate of Deposit - 52.8%
Bank of Nova Scotia	25,000	0.280	05/26/11	25,000
Bank of Nova Scotia	25,000	0.290	06/10/11	25,000
Bank of Nova Scotia (next reset date 05/16/11) (Ê)	30,000	0.384	03/16/12	30,000
Bank of Tokyo - Mitsubishi	50,000	0.310	04/14/11	50,000
Barclays Bank (next reset date 03/24/11) (Ê)	150,000	0.641	05/24/11	150,000
Barclays Bank (next reset date 03/14/11) (Ê)	150,000	0.594	06/13/11	150,000
BNP Paribas	150,000	0.430	03/21/11	150,000
BNP Paribas	150,000	0.560	08/11/11	150,000
Canadian Imperial Bank of Commerce (next reset date 03/21/11) (Ê)	50,000	0.312	07/19/11	50,000
Credit Agricole Corporate and Investment Bank	50,000	0.500	03/02/11	50,000
Credit Agricole Corporate and Investment Bank (Ê)	150,000	0.363	03/03/11	150,000
Credit Agricole Corporate and Investment Bank	75,000	0.330	03/10/11	75,000
Credit Agricole Corporate and Investment Bank	75,000	0.430	07/06/11	75,000
Credit Suisse	50,000	0.320	07/25/11	50,000
Deutsche Bank AG	100,000	0.340	05/16/11	100,007
DnB NOR Bank ASA	40,000	0.353	03/03/11	40,000
DnB NOR Bank ASA	150,000	0.340	03/14/11	150,000
HSBC Bank PLC	100,000	0.350	08/15/11	100,000
ING Bank NV	75,000	0.550	03/01/11	75,000
ING Bank NV	75,000	0.370	04/08/11	75,000
ING Bank NV	75,000	0.480	08/15/11	75,000
Lloyds TSB Bank	75,000	0.390	04/11/11	75,000
National Australia Bank Ltd.	100,000	0.275	03/11/11	100,000
National Australia Bank Ltd.	50,000	0.332	05/16/11	50,000
Nordea Bank Finland	200,000	0.300	04/13/11	200,000
Rabobank Nederland NV	200,000	0.330	03/07/11	200,000
Rabobank Nederland NV	50,000	0.320	05/10/11	50,000
Royal Bank of Canada	35,000	0.330	08/15/11	35,000
Royal Bank of Scotland	75,000	0.425	03/14/11	75,000
Royal Bank of Scotland	50,000	0.510	08/12/11	50,000
Royal Bank of Scotland	200,000	0.510	08/15/11	200,000
Societe Generale	200,000	0.420	03/21/11	200,000
Societe Generale	50,000	0.450	07/05/11	50,000
Standard Chartered Bank	50,000	0.350	05/16/11	50,000
Standard Chartered Bank	30,000	0.350	06/20/11	30,000
Sumitomo Mitsui Banking Corp.	100,000	0.310	05/10/11	100,000
Sumitomo Mitsui Banking Corp.	100,000	0.295	05/12/11	100,000
Toronto Dominion Bank	20,000	0.264	03/10/11	20,000
Toronto Dominion Bank (next reset date 03/28/11) (Ê)	21,000	0.331	10/28/11	21,000
Toronto Dominion Bank (next reset date 03/14/11) (Ê)	27,000	0.344	01/12/12	27,000
UBS AG	155,000	0.350	03/18/11	155,000

Money Market Fund	5

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
UBS AG	50,000	0.380	04/11/11	50,000
UBS AG	75,000	0.380	06/27/11	75,000

Total Certificate of Deposit (amortized cost $3,708,007)				3,708,007

Financial Company Commercial Paper - 6.1%
Credit Suisse	30,000	0.325	05/17/11	29,980
Credit Suisse	70,000	0.325	05/20/11	69,950
DnB NOR Bank ASA (λ)	100,000	0.345	03/28/11	99,975
General Electric Capital Corp.	50,000	0.325	04/11/11	49,982
Societe Generale	75,000	0.380	04/05/11	74,972
Svenska Handelsbanken AB (λ)	100,000	0.285	05/13/11	99,942

Total Financial Company Commercial Paper (amortized cost $424,801)				424,801

Other Note - 9.8%
Bank of America NA	100,000	0.360	03/14/11	100,000
Bank of America NA (next reset date 04/26/11) (Ê)	6,200	0.603	05/20/11	6,200
Bank of America NA	150,000	0.370	06/20/11	150,000
Bank of America NA (next reset date 03/22/11) (Ê)	100,000	0.343	08/22/11	100,000
Commonwealth Bank of Australia (next reset date 04/27/11) (Ê)(λ)	24,000	0.374	02/27/12	24,000
Nordea Bank AB (next reset date 05/18/11) (Ê)(λ)	74,000	0.413	03/16/12	74,000
Rabobank Nederland NV (next reset date 05/16/11) (Ê)(λ)	80,000	0.384	03/16/12	80,000
Svenska Handelsbanken AB (next reset date 05/09/11) (Ê)(λ)	26,000	0.412	03/09/12	26,000
Svenska Handelsbanken AB (next reset date 05/17/11) (Ê)(λ)	100,000	0.363	03/12/12	100,000
Westpac Banking Corp. (next reset date 04/28/11) (Ê)	27,000	0.374	02/28/12	27,000

Total Other Note (amortized cost $687,200)				687,200

Total Investments - 72.7% (amortized cost $5,103,811)				5,103,811

Repurchase Agreements - 27.1%

Government Agency Repurchase Agreement - 25.0%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $500,000 dated February 28, 2011, at 0.190% to be repurchased at $500,003 on March 1, 2011, collateralized by: $509,799 par various United States Government Agency Obligations, valued at $510,005				500,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.210% to be repurchased at $150,001 on March 1, 2011, collateralized by: $245,028 par various United States Government Agency Mortgage Obligations, valued at $153,000				150,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.210% to be repurchased at $150,001 on March 1, 2011, collateralized by: $250,794 par various United States Government Agency Mortgage Obligations, valued at $153,000				150,000

6	Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Deutsche Bank and The Bank of New York Mellon Corp. (Tri-Party) of $253,297 dated February 28, 2011, at 0.200% to be repurchased at $253,298 on March 1, 2011, collateralized by: $401,477 par various United States Government Agency Mortgage Obligations, valued at $258,363	253,297
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $500,000 dated February 28, 2011, at 0.210% to be repurchased at $500,003 on March 1, 2011, collateralized by: $685,390 par various United States Government Agency Mortgage Obligations, valued at $510,000	500,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated February 28, 2011, at 0.200% to be repurchased at $50,00 on March 1, 2011, collateralized by: $54,910 par various United States Government Agency Mortgage Obligations, valued at $51,000	50,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.220% to be repurchased at $150,001 on March 1, 2011, collateralized by: $176,819 par various United States Government Agency Mortgage Obligations, valued at $153,000	150,000

Total Government Agency Repurchase Agreement (identified cost $1,753,297)	1,753,297

Treasury Repurchase Agreement - 2.1%
Agreement with Credit Suisse Securities LLC and JPMorgan Chase & Co. (Tri-Party) of $150,000 dated February 28, 2011, at 0.180% to be repurchased at $150,001 on March 1, 2011, collateralized by: $122,645 par various United States Treasury Obligations, valued at $153,001	150,000

Total Treasury Repurchase Agreement (identified cost $150,000)	150,000

Total Repurchase Agreements (identified cost $1,903,297)	1,903,297

Total Investments and Repurchase Agreements - 99.8%* (cost $7,007,108) (†)	7,007,108

Other Assets and Liabilities, Net - 0.2%	14,326

Net Assets - 100.0%	7,021,434

See accompanying notes which are an integral part of the financial statements.

Money Market Fund	7

SSgA
Money Market Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

% of
Net
Categories	Assets
Asset Backed Commercial Paper	4.0
Certificate of Deposit	52.8
Financial Company Commercial Paper	6.1
Other Note	9.8
Repurchase Agreements	27.1

Total Investments and Repurchase Agreements	99.8
Other Assets and Liabilities, Net	0.2

100.0

See accompanying notes which are an integral part of the financial statements.

8	Money Market Fund

SSgA
U.S. Government Money Market Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,000.00	$1,023.80
Expenses Paid During Period*	$0.99	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

U.S. Government Money Market Fund	9

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SSgA
U.S. Government Money Market Fund

Schedule of Investments — February 28, 2011(Unaudited)

Amounts in thousands (except share amounts)
	Principal
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$

Government Agency Debt - 33.9%
Federal Home Loan Bank	67,000	0.200	04/20/11	66,981
Federal Home Loan Bank	100,000	0.200	04/25/11	99,970
Federal Home Loan Bank (next reset date 03/25/11) (Ê)	45,000	0.192	05/25/11	44,995
Federal Home Loan Bank	39,000	0.200	06/30/11	38,974
Federal Home Loan Bank (next reset date 03/20/11) (Ê)	100,000	0.168	07/20/11	99,988
Federal Home Loan Bank (next reset date 03/28/11) (Ê)	26,000	0.167	07/28/11	25,995
Federal Home Loan Bank	128,000	0.190	08/25/11	127,993
Federal Home Loan Bank (next reset date 03/26/11) (Ê)	46,000	0.182	08/26/11	45,988
Federal Home Loan Mortgage Corp.	61,000	0.200	04/25/11	60,981
Federal Home Loan Mortgage Corp.	53,000	0.200	05/27/11	52,974
Federal Home Loan Mortgage Corp.	9,000	0.200	06/13/11	8,995
Federal Home Loan Mortgage Corp.	27,000	0.200	06/20/11	26,983
Federal Home Loan Mortgage Corp.	182,000	0.200	07/07/11	181,871
Federal National Mortgage Assoc.	72,000	0.200	03/23/11	71,991
Federal National Mortgage Assoc.	94,000	0.200	05/02/11	93,968
Federal National Mortgage Assoc.	114,000	0.190	06/01/11	113,945
Federal National Mortgage Assoc.	16,000	0.200	06/22/11	15,990
Federal National Mortgage Assoc. (next reset date 03/11/11) (Ê)	81,000	0.174	08/11/11	80,986

Total Government Agency Debt (amortized cost $1,259,568)				1,259,568

Total Investments - 33.9% (amortized cost $1,259,568)				1,259,568

Repurchase Agreements - 66.1%

Government Agency Repurchase Agreement - 51.2%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $500,000 dated February 28, 2011, at 0.190% to be repurchased at $500,003 on March 1, 2011, collateralized by: $501,081 par various United States Government Agency Obligations, valued at $510,001				500,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.190% to be repurchased at $150,001 on March 1, 2011, collateralized by: $145,551 par various United States Government Agency Obligations, valued at $153,000				150,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.190% to be repurchased at $150,001 on March 1, 2011, collateralized by: $153,079 par various United States Government Agency Obligations, valued at $153,001				150,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $500,000 dated February 28, 2011, at 0.190% to be repurchased at $500,003 on March 1, 2011, collateralized by: $494,836 par various United States Government Agency Obligations, valued at $510,001				500,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.190% to be repurchased at $150,001 on March 1, 2011, collateralized by: $150,793 par various United States Government Agency Obligations, valued at $153,001				150,000
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.190% to be repurchased at $150,001 on March 1, 2011, collateralized by: $153,398 par various United States Government Agency Obligations, valued at $153,001				150,000

U.S. Government Money Market Fund	11

SSgA
U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2011(Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Royal Bank of Scotland and JPMorgan Chase & Co. (Tri-Party) of $150,000 dated February 28, 2011, at 0.190% to be repurchased at $150,001 on March 1, 2011, collateralized by: $141,343 par various United States Government Agency Obligations, valued at $153,000	150,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.190% to be repurchased at $150,001 on March 1, 2011, collateralized by: $153,005 par various United States Government Agency Obligations, valued at $153,000	150,000

Total Government Agency Repurchase Agreement (identified cost $1,900,000)	1,900,000

Treasury Repurchase Agreement - 14.9%
Agreement with Credit Suisse Securities LLC and JPMorgan Chase &Co. (Tri-Party) of $150,000 dated February 28, 2011, at 0.180% to be repurchased at $150,001 on March 1, 2011, collateralized by: $125,650 par various United States Government Treasury Obligations, valued at $153,000	150,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $201,224 dated February 28, 2011, at 0.170% to be repurchased at $201,225 on March 1, 2011, collateralized by: $175,397 par various United States Treasury Obligations, valued at $205,249	201,224
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated February 28, 2011, at 0.170% to be repurchased at $50,000 on March 1, 2011, collateralized by: $50,578 par various United States Treasury Obligations, valued at $51,000	50,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.170% to be repurchased at $150,001 on March 1, 2011, collateralized by: $134,602 par various United States Treasury Obligations, valued at $153,000	150,000

Total Treasury Repurchase Agreement (identified cost $551,224)	551,224

Total Repurchase Agreements (identified cost $2,451,224)	2,451,224

Total Investments and Repurchase Agreements - 100.0%* (cost $3,710,792) (†)	3,710,792

Other Assets and Liabilities, Net - (0.0%)	(466)

Net Assets - 100.0%	3,710,326

See accompanying notes which are an integral part of the financial statements.

12	U.S. Government Money Market Fund

SSgA
U.S. Government Money Market Fund

Presentation of Portfolio Holdings — February 28, 2011(Unaudited)

% of
Net
Categories	Assets
Government Agency Debt	33.9
Repurchase Agreements	66.1

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	— *

100.0

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

U.S. Government Money Market Fund	13

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SSgA
Tax Free Money Market Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,000.00	$1,023.65
Expenses Paid During Period*	$1.14	$1.15

*	Expenses are equal to the Fund’s annualized expense ratio of 0.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tax Free Money Market Fund	15

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SSgA
Tax Free Money Market Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Variable Rate Demand Note - 79.0%

Arizona - 5.8%
Arizona State University Revenue Bonds, Weekly demand (µ)(Ê)	2,925	0.210	03/07/11	07/01/34	2,925
Pima County Industrial Development Authority Revenue Bonds, Weekly demand (µ)(Ê)	2,400	0.280	03/04/11	12/01/22	2,400

					5,325

California - 2.7%
Metropolitan Water District of Southern California Revenue Bonds, Weekly demand (Ê)	1,500	0.160	03/01/11	07/01/35	1,500
Metropolitan Water District of Southern California Revenue Bonds, Weekly demand (Ê)	1,000	0.210	03/07/11	07/01/35	1,000

					2,500

Colorado - 4.0%
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	1,445	0.270	03/07/11	11/01/21	1,445
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	725	0.270	03/07/11	10/01/30	725
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	1,500	0.250	03/07/11	05/01/34	1,500

					3,670

Connecticut - 4.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Weekly demand (Ê)	1,000	0.180	03/01/11	07/01/35	1,000
Connecticut State Health & Educational Facility Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.150	03/01/11	07/01/36	2,000
Connecticut State Health & Educational Facility Authority Revenue Bonds, Weekly demand (Ê)	1,000	0.180	03/01/11	07/01/36	1,000

					4,000

Georgia - 2.2%
Gwinnett County Housing Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.290	03/07/11	06/15/25	2,000

Idaho - 1.6%
Idaho Housing & Finance Association Revenue Bonds, Weekly demand (µ)(Ê)	1,500	0.280	03/07/11	01/01/33	1,500

Kansas - 3.3%
Kansas State Department of Transportation Revenue Bonds, Weekly demand (Ê)	3,000	0.190	03/07/11	09/01/19	3,000

Maryland - 1.0%
Maryland Stadium Authority Revenue Bonds, Weekly demand (Ê)	910	0.220	03/07/11	12/15/14	910

Massachusetts - 5.7%
Massachusetts Bay Transportation Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.230	03/07/11	07/01/21	2,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.170	03/07/11	07/01/35	2,000

Tax Free Money Market Fund	17

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Weekly demand (Ê)	1,200	0.210	03/01/11	12/01/37	1,200

					5,200

Minnesota - 1.1%
City of Rochester Minnesota Revenue Bonds, Weekly demand (Ê)	1,000	0.250	03/07/11	08/15/32	1,000

Missouri - 4.6%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Weekly demand (Ê)	1,600	0.230	03/01/11	09/01/30	1,600
Missouri State Health & Educational Facilities Authority Revenue Bonds, Weekly demand (Ê)	1,000	0.170	03/01/11	02/15/34	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, Weekly demand (µ)(Ê)	1,600	0.190	03/01/11	10/01/35	1,600

					4,200

New York - 5.5%
City of New York New York General Obligation Unlimited, Weekly demand (µ)(Ê)	1,000	0.340	03/07/11	08/01/11	1,000
City of New York New York General Obligation Unlimited, Weekly demand (µ)(Ê)	1,000	0.250	03/07/11	08/01/31	1,000
City of New York New York General Obligation Unlimited, Weekly demand (µ)(Ê)	2,000	0.220	03/07/11	03/01/34	2,000
Metropolitan Transportation Authority Revenue Bonds, Weekly demand (µ)(Ê)	1,000	0.240	03/07/11	11/01/34	1,000
New York City Transitional Finance Authority Revenue Bonds, Weekly demand (Ê)	60	0.260	03/07/11	11/15/22	60

					5,060

North Carolina - 6.3%
City of Greensboro North Carolina Revenue Bonds, Weekly demand (Ê)	1,100	0.280	03/07/11	06/01/28	1,100
North Carolina Educational Facilities Finance Agency Revenue Bonds, Weekly demand (Ê)	500	0.200	03/07/11	12/01/17	500
State of North Carolina General Obligation Unlimited, Weekly demand (Ê)	1,000	0.230	03/07/11	05/01/21	1,000
State of North Carolina General Obligation Unlimited, Weekly demand (Ê)	3,110	0.280	03/07/11	05/01/21	3,110

					5,710

Oregon - 3.5%
Clackamas County Hospital Facility Authority Revenue Bonds, Weekly demand (µ)(Ê)	2,000	0.230	03/07/11	06/01/37	2,000
Oregon State Facilities Authority Revenue Bonds, Weekly demand (µ)(Ê)	1,200	0.260	03/07/11	11/01/28	1,200

					3,200

South Carolina - 1.1%
City of North Charleston South Carolina Tax Allocation, Weekly demand (Ê)	1,000	0.400	03/07/11	09/01/37	1,000

18	Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Tennessee - 4.2%
Jackson Health Educational & Housing Facility Board Revenue Bonds, Weekly demand (Ê)	750	0.250	03/07/11	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds, Weekly demand (µ)(Ê)	3,095	0.310	03/07/11	01/01/30	3,095

					3,845

Texas - 7.7%
Austin County Industrial Development Corp. Revenue Bonds, Weekly demand (µ)(Ê)	1,400	0.260	03/07/11	12/01/14	1,400
Harris County Health Facilities Development Corp. Revenue Bonds, Weekly demand (Ê)	2,400	0.270	03/07/11	10/01/29	2,400
Houston Higher Education Finance Corp. Revenue Bonds, Weekly demand (Ê)	1,900	0.250	03/07/11	11/15/29	1,900
Lubbock Health Facilities Development Corp. Revenue Bonds, Weekly demand (µ)(Ê)	1,370	0.190	03/01/11	07/01/23	1,370

					7,070

Utah - 7.4%
County of Morgan Utah Revenue Bonds, Weekly demand (µ)(Ê)	1,750	0.420	03/07/11	08/01/31	1,750
County of Utah Utah Revenue Bonds, Weekly demand (Ê)	2,500	0.250	03/07/11	05/15/35	2,500
Utah Transit Authority Revenue Bonds, Weekly demand (µ)(Ê)	2,500	0.170	03/01/11	06/15/36	2,500

					6,750

Virginia - 3.6%
Fairfax County Economic Development Authority Revenue Bonds, Weekly demand (Ê)	1,050	0.250	03/07/11	12/01/33	1,050
Loudoun County Industrial Development Authority Revenue Bonds, Weekly demand (Ê)	2,200	0.220	03/07/11	02/15/38	2,200

					3,250

Wisconsin - 3.3%
Wisconsin Housing & Economic Development Authority Revenue Bonds, Weekly demand (Ê)	3,000	0.340	03/07/11	09/01/33	3,000

Total Variable Rate Demand Note (cost $72,190)					72,190

Investment Company - 21.0%
AIM Tax Free Cash Reserve Money Market Fund	19,203,000				19,203

Total Investment Company (cost $19,203)					19,203

Total Investments - 100.0%* (cost $91,393)					91,393

Other Assets and Liabilities, Net - (0.0%)					(7)

Net Assets - 100.0%					91,386

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund	19

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Quality Ratings as of % of Value
AAA	100%

Economic Sector Emphasis as a of % of Value

Education Revenue	23%
Housing Revenue	19
Health Care Revenue	18
Transportation	12
General Obligation	11
Development Revenue	8
Water and Sewer Revenue	5
Pollution Control Revenue	2
Other Revenue	2

100%

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

% of
Net
Categories	Assets
Arizona	5.8
California	2.7
Colorado	4.0
Connecticut	4.4
Georgia	2.2
Idaho	1.6
Kansas	3.3
Maryland	1.0
Massachusetts	5.7
Minnesota	1.1
Missouri	4.6
New York	5.5
North Carolina	6.3
Oregon	3.5
South Carolina	1.1
Tennessee	4.2
Texas	7.7
Utah	7.4
Virginia	3.6
Wisconsin	3.3
Investment Company	21.0

Total Investments	100.0
Other Assets and Liabilities, Net	— *

100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

20	Tax Free Money Market Fund

SSgA
Money Market Funds

Notes to Schedules of Investments — February 28, 2011 (Unaudited)

(E)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(mu)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)

Notes to Schedules of Investments	21

This page has been intentionally left blank.

SSgA
Money Market Funds

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Money	U.S. Government Money Market
Amounts in thousands	Market Fund	Fund	Tax Free Money Market Fund

Assets
Investments, at identified cost	$5,103,811	$1,259,568	$91,393

Investments at amortized cost which approximates value	5,103,811	1,259,568	91,393
Repurchase agreements at cost which approximates value	1,903,297	2,451,224	—
Receivables:
Interest	3,250	36	21
Fund shares sold	463	8	—
From Advisor	—	—	27
From interfund lending	13,000	—	—
Prepaid expenses	95	64	12

Total assets	7,023,916	3,710,900	91,453

Liabilities
Payables:
Fund shares redeemed	463	8	—
Accrued fees to affiliates	1,885	499	42
Other accrued expenses	107	67	25
Dividends payable	27	—	—

Total liabilities	2,482	574	67

Net Assets	$7,021,434	$3,710,326	$91,386

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8	$5	$—
Accumulated net realized gain (loss)	97	(34)	(170)
Shares of beneficial interest	7,021	3,710	91
Additional paid-in capital	7,014,308	3,706,645	91,465

Net Assets	$7,021,434	$3,710,326	$91,386

Net Asset Value, offering and redemption price per share:
Net asset value per share (a)	$1.00	$1.00	$1.00
Net assets	$7,021,433,824	$3,710,326,212	$91,386,494
Shares outstanding ($.001 par value)	7,021,332,401	3,710,412,391	91,369,825

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	23

SSgA
Money Market Funds

Statements of Operations — For the Period Ended February 28, 2011 (Unaudited)

	Money	U.S. Government
Amounts in thousands	Market Fund	Money Market Fund	Tax Free Money Market Fund

Investment Income
Dividends	$—	$—	$1
Interest	12,168	3,784	91

Total investment income	12,168	3,784	92

Expenses
Advisory fees	8,696	4,637	99
Administrative fees	1,051	561	27
Custodian fees	451	238	16
Distribution fees	745	414	9
Transfer agent fees	45	27	17
Professional fees	52	37	16
Registration fees	38	35	15
Shareholder servicing fees	2,321	1,173	45
Trustees’ fees	110	63	7
Insurance fees	80	55	1
Printing fees	47	16	—
Miscellaneous	29	23	12

Expenses before reductions	13,665	7,279	264
Expense reductions	(1,690)	(3,495)	(172)

Net expenses	11,975	3,784	92

Net investment income (loss)	193	—	—

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	45	—	—

Net Increase (Decrease) in Net Assets from Operations	$238	$—	$—

See accompanying notes which are an integral part of the financial statements.

24	Statements of Operations

SSgA
Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended February 28,

	Money Market Fund		U.S. Government Money Market Fund		Tax Free Money Market Fund
	Six Months Ended	Fiscal Year	Six Months Ended	Fiscal Year	Six Months Ended	Fiscal Year
	February 28, 2011	Ended August 31,	February 28, 2011	Ended August 31,	February 28, 2011	Ended August 31,
Amounts in thousands	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$193	$1,571	$—	$2	$—	$—
Net realized gain (loss)	45	165	—	—	—	9

Net increase (decrease) in net assets from operations	238	1,736	—	2	—	9

Distributions
From net investment income	(193)	(1,571)	—	(114)	—	—

Net decrease in net assets from distributions	(193)	(1,571)	—	(114)	—	—

Share Transactions
Net increase (decrease) in net assets from share transactions	1,726	(1,579,778)	218,358	(816,617)	(14,183)	8,997

Total Net Increase (Decrease) in Net Assets	1,771	(1,579,613)	218,358	(816,729)	(14,183)	9,006

Net Assets

Beginning of period	7,019,663	8,599,276	3,491,968	4,308,697	105,569	96,563

End of period	$7,021,434	$7,019,663	$3,710,326	$3,491,968	$91,386	$105,569

Undistributed (overdistributed) net investment income included in net assets	$8	$8	$5	$5	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	25

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$		$		$	$
	Net Asset Value,	Net	Net Realized		Total Income		Distributions	Distributions
	Beginning of	Investment	and Unrealized		from		from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations		Investment Income	Realized Gain
Money Market Fund

February 28, 2011*	1.0000	— (b)	—	(b)	—	(b)	— (b)	—
August 31, 2010	1.0000	.0002	—	(b)	.0002		(.0002)	—
August 31, 2009	1.0000	.0080	.0006		.0086		(.0084)	(.0002)
August 31, 2008	1.0000	.0339	.0004		.0343		(.0343)	—
August 31, 2007	1.0000	.0497	—		.0497		(.0497)	—
August 31, 2006	1.0000	.0418	—	(b)	.0418		(.0418)	—

U.S. Government Money Market Fund

February 28, 2011*	1.0000	— (b)	—		—	(b)	—	—
August 31, 2010	1.0000	— (b)	—		—	(b)	— (b)	—
August 31, 2009	1.0000	.0028	.0012		.0040		(.0040)	—
August 31, 2008	1.0000	.0308	—		.0308		(.0308)	—
August 31, 2007	1.0000	.0489	—		.0489		(.0489)	—
August 31, 2006	1.0000	.0412	—	(b)	.0412		(.0412)	—

Tax Free Money Market Fund

February 28, 2011*	1.0000	—	—	(b)	—	(b)	—	—
August 31, 2010	1.0000	—	—	(b)	—	(b)	—	—
August 31, 2009	1.0000	.0137	(.0036)		.0101		(.0101)	—
August 31, 2008	1.0000	.0250	(.0017)		.0233		(.0233)	—
August 31, 2007	1.0000	.0310	—	(b)	.0310		(.0310)	—
August 31, 2006	1.0000	.0262	—	(b)	.0262		(.0262)	—

*	For the six months ended February 28, 2011 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.0001 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than .005% of average net assets.
(f)	Periods less than one year are not annualized.
(g)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

26	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average
Distributions	Period	Return(f)	(000)	Net(c)(g)	Gross(g)	Net Assets(c)(g)

— (b)	1.0000	—	7,021,434	.34	.39	.01
(.0002)	1.0000	.02	7,019,663	.32	.39	.02
(.0086)	1.0000	.86	8,599,276	.41 (d)	.41	.80
(.0343)	1.0000	3.48	7,407,992	.39	.39	3.39
(.0497)	1.0000	5.08	7,774,602	.40	.42	4.97
(.0418)	1.0000	4.26	7,801,242	.40	.43	4.19

—	1.0000	—	3,710,326	.20	.39	— (e)
— (b)	1.0000	—	3,491,968	.20	.37	— (e)
(.0040)	1.0000	.40	4,308,697	.35	.38	.28
(.0308)	1.0000	3.12	2,148,495	.37	.37	3.04
(.0489)	1.0000	5.00	1,607,878	.42	.42	4.89
(.0412)	1.0000	4.19	1,216,443	.42	.42	4.05

—	1.0000	—	91,386	.23	.67	— (e)
—	1.0000	—	105,569	.24	.59	—
(.0101)	1.0000	1.01	96,563	.53 (d)	.55	1.36
(.0233)	1.0000	2.35	342,319	.46	.46	2.49
(.0310)	1.0000	3.14	463,266	.52	.53	3.09
(.0262)	1.0000	2.65	522,007	.53	.53	2.65

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	27

SSgA
Money Market Funds

Notes to Financial Statements — February 28, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 28, 2011. These financial statements report on three funds: the SSgA Money Market Fund, SSgA U.S. Government Money Market Fund and SSgA Tax Free Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

28	Notes to Financial Statements

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Notes to Financial Statements	29

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2010, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, as follows:

	Expiration Year
	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2017	Total
Money Market	$—	$—	$—	$—	$—	$—	$—
U.S. Government Money Market	5,172	16,922	8,920	2,635	—	—	33,649
Tax Free Money Market	—	—	—	13,781	41,331	115,383	170,495

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended February 28, 2011, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

30	Notes to Financial Statements

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

3.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Money Market Fund’s advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). For the period ended February 28, 2011, there were no contractual waivers or reimbursements for the Money Market Fund.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2011, the Advisor voluntarily waived $1,689,732 and $3,494,754 on the Money Market Fund and U.S. Government Money Market Fund, respectively. The Advisor voluntarily waived $98,887 and reimbursed $73,020 on the Tax Free Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the period ended February 28, 2011, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Money Market	$13
U.S. Government Money Market	1
Tax Free Money Market	17

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company’s money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Notes to Financial Statements	31

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the “Distributor”), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2011, each Fund paid the following shareholder servicing expenses to the Agents:

			Fiduciary	High Net	Wealth
			Investors	Worth	Management
	State Street	Global Markets	Services	Services	Systems
Money Market	$869,580	$712,485	$558	$84,396	$191,582
U.S. Government Money Market	463,712	—	—	643,518	66,182
Tax Free Money Market	9,889	—	—	11,065	23,957

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or noncontinuance.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

32	Notes to Financial Statements

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2011 were as follows:

		U.S.
		Government	Tax Free
	Money	Money	Money
	Market	Market	Market
Advisory fees	$1,007,912	$106,083	$15,888
Administration fees	143,519	82,019	5,320
Custodian fees	74,410	52,130	2,233
Distribution fees	145,572	69,588	1,415
Shareholder servicing fees	463,337	156,680	6,534
Transfer agent fees	25,838	16,024	8,626
Trustee fees	24,720	16,679	2,344

	$1,885,308	$499,203	$42,360

4.	Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands)
	For the Periods Ended
Money Market	February 28, 2011	August 31, 2010
Proceeds from shares sold	$31,010,836	$70,057,633
Proceeds from reinvestment of distributions	160	1,017
Payments for shares redeemed	(31,009,270)	(71,638,428)

Total net increase (decrease)	$1,726	$(1,579,778)

U.S. Government Money Market

Proceeds from shares sold	$17,489,500	$40,690,425
Proceeds from reinvestment of distributions	6	21
Payments for shares redeemed	(17,271,148)	(41,507,063)

Total net increase (decrease)	$218,358	$(816,617)

Tax Free Money Market
Proceeds from shares sold	$404,962	$908,912
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(419,145)	(899,915)

Total net increase (decrease)	$(14,183)	$8,997

5.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $17,548 received from the Interfund Lending Program for the period ended February 28, 2011.

Notes to Financial Statements	33

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended February 28, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

8.	Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the financial statements.

34	Notes to Financial Statements

SSgA
Money Market Funds

Shareholder Requests for Additional Information — February 28, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	35

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

			Principal Occupation(s)	Number of
	Position(s) Held		During Past 5 Years;	Portfolios in	Other
Name,	with SSgA Funds;	Term	and Other	Fund Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEES
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Member Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institutie and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

Diane B. Glossman(2) Born March 9, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since October 2009 Audit Committee Financial Expert Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2003 to Present, Consultant to financial institutions; • 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director and member of the finance committee (2007-2010, President; 2010-2011, Vice President), Bucks County SPCA (animal welfare non-profit); and • Chartered Financial Analyst.	20	None

36	Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — February 28, 2011 (Unaudited)

				Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• April 2011 to Present, Chairman, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (until April 2011, CEO and President) (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Anne Silverman Community Clinic of Doylestown, PA	20	None

Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the U.S. to locate private real estate investments within the U.S.).	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

Disclosure of Information about Fund Trustees and Officers	37

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — February 28, 2011 (Unaudited)

Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
•   March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
•   1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
•   1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);
•   September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);
•   1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
•   2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

Henry W. Todd(2) Born May 4, 1947 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until May 30, 2010, Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • Until December 2008, Independent Director, SSgA Cash Management Fund plc (investment company); and • Until July 2005, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

(2)	Ceased to be a Trustee effective April 28, 2011.

38	Disclosure of Information about Fund Trustees and Officers

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued — February 28, 2011 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
•   2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
•   March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
•   President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
•   Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);
•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
•   2009 to Present, Global Head of Fund Operations, Russell Investments;
•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company, and Russell Financial Services Company;
•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2010
•   September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and
•   November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

Disclosure of Information about Fund Trustees and Officers	39

SSgA
Money Market Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Diane B. Glossman*
Shawn C.D. Johnson
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd*
Officers
James E. Ross, President, Chief Executive Offices and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Sandra G. Richardson, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

*	Ceased to be a Trustee effective April 28, 2011.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

40	Fund Management and Service Providers

MMSAR-02/11

00080144

INSTITUTIONAL
MONEY MARKET FUNDS
U.S. Treasury Money Market Fund
Prime Money Market Fund

Semiannual Report
February 28, 2011

SSgA Funds
Institutional Money Market Funds
Semiannual Report
February 28, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds. This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
U.S. Treasury Money Market Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,000.00	$1,024.00
Expenses Paid During Period*	$0.79	$0.80

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

U.S. Treasury Money Market Fund	3

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SSgA
U.S. Treasury Money Market Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Treasury Debt - 68.7%
U.S. Treasury Bill	500,000	0.155	03/10/11	499,980
U.S. Treasury Bill	400,000	0.157	03/17/11	399,972
U.S. Treasury Bill	100,000	0.160	03/24/11	99,990
U.S. Treasury Bill	277,000	0.180	03/31/11	276,958
U.S. Treasury Bill	73,000	0.185	03/31/11	72,989
U.S. Treasury Bill	400,000	0.150	04/14/11	399,927
U.S. Treasury Bill	350,000	0.155	04/21/11	349,923
U.S. Treasury Bill	300,000	0.160	04/28/11	299,923
U.S. Treasury Bill	350,000	0.155	05/12/11	349,891
U.S. Treasury Bill	500,000	0.145	06/02/11	499,820

Total Treasury Debt (amortized cost $3,249,373)				3,249,373

Total Investments - 68.7% (amortized cost $3,249,373)				3,249,373

Repurchase Agreements - 41.9%

Treasury Repurchase Agreement - 41.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $115,000 dated February 28, 2011, at 0.180% to be repurchased at $115,001 on March 1, 2011, collateralized by: $122,711 par various United States Treasury Obligations, valued at $117,300				115,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.180% to be repurchased at $150,001 on March 1, 2011, collateralized by: $147,886 par various United States Treasury Obligations, valued at $153,000				150,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.180% to be repurchased at $150,001 on March 1, 2011, collateralized by: $134,264 par various United States Treasury Obligations, valued at $153,000				150,000
Agreement with Credit Suisse Securities LLC and JPMorgan Chase & Co. (Tri-Party) of $150,000 dated February 28, 2011, at 0.180% to be repurchased at $150,001 on March 1, 2011, collateralized by: $118,511 par various United States Treasury Obligations, valued at $153,000				150,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $265,122 dated February 28, 2011, at 0.170% to be repurchased at $265,123 on March 1, 2011, collateralized by: $241,254 par various United States Treasury Obligations, valued at $270,425				265,122
Agreement with HSBC Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $500,000 dated February 28, 2011, at 0.170% to be repurchased at $500,002 on March 1, 2011, collateralized by: $620,181 par various United States Treasury Obligations, valued at $510,001				500,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.170% to be repurchased at $150,001 on March 1, 2011, collateralized by: $173,312 par various United States Treasury Obligations, valued at $153,000				150,000
Agreement with Royal Bank of Scotland and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated February 28, 2011, at 0.180% to be repurchased at $200,001 on March 1, 2011, collateralized by: $190,052 par various United States Treasury Obligations, valued at $204,005				200,000

U.S. Treasury Money Market Fund	5

SSgA
U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.180% to be repurchased at $150,001 on March 1, 2011, collateralized by: $138,836 par various United States Treasury Obligations, valued at $153,000	150,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated February 28, 2011, at 0.180% to be repurchased at $150,001 on March 1, 2011, collateralized by: $152,922 par various United States Treasury Obligations, valued at $153,000	150,000

Total Treasury Repurchase Agreement (identified cost $1,980,122)	1,980,122

Total Repurchase Agreements (identified cost $1,980,122)	1,980,122

Total Investments and Repurchase Agreements - 110.6%* (cost $5,229,495) (†)	5,229,495

Other Assets and Liabilities, Net - (10.6%)	(500,339)

Net Assets - 100.0%	4,729,156

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
% of
Net
Categories	Assets
Treasury Debt	68.7
Repurchase Agreements	41.9

Total Investments and Repurchase Agreements	110.6
Other Assets and Liabilities, Net	(10.6)

100.0

See accompanying notes which are an integral part of the financial statements.

6	U.S. Treasury Money Market Fund

SSgA
Prime Money Market Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,000.70	$1,023.80
Expenses Paid During Period*	$0.99	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund	7

This page has been intentionally left blank.

SSgA
Prime Money Market Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Asset Backed Commercial Paper - 2.1%
Kells Funding LLC (λ)	99,000	0.310	05/13/11	98,938
Newport Funding Corp. (λ)	150,000	0.310	04/04/11	149,956

Total Asset Backed Commercial Paper (amortized cost $248,894)				248,894

Certificate of Deposit - 52.8%
Bank of Nova Scotia	200,000	0.270	04/21/11	200,000
Bank of Nova Scotia	40,000	0.280	05/26/11	40,000
Bank of Nova Scotia	40,000	0.290	06/10/11	40,000
Bank of Nova Scotia (next reset date 05/16/11) (Ê)	45,000	0.384	03/16/12	45,000
Bank of Tokyo - Mitsubishi	200,000	0.300	04/20/11	200,000
Barclays Bank (next reset date 03/14/11) (Ê)	100,000	0.654	05/13/11	100,000
Barclays Bank (next reset date 03/14/11) (Ê)	200,000	0.594	06/14/11	200,000
Barclays Bank (next reset date 03/15/11) (Ê)	200,000	0.585	07/15/11	200,000
BNP Paribas	400,000	0.500	06/06/11	400,000
BNP Paribas	100,000	0.560	08/11/11	100,000
Credit Agricole Corporate and Investment Bank (Ê)	300,000	0.363	03/03/11	300,000
Credit Agricole Corporate and Investment Bank	75,000	0.330	03/10/11	75,000
Credit Agricole Corporate and Investment Bank	200,000	0.350	04/01/11	200,000
Credit Suisse	100,000	0.320	07/25/11	100,000
Deutsche Bank AG	350,000	0.370	06/20/11	350,000
DnB NOR Bank ASA	90,000	0.353	03/03/11	90,000
HSBC Bank PLC	200,000	0.330	03/23/11	200,000
HSBC Bank PLC	50,000	0.350	08/15/11	50,000
ING Bank NV	150,000	0.470	03/28/11	150,000
ING Bank NV	300,000	0.390	04/05/11	300,000
ING Bank NV	75,000	0.430	06/13/11	75,000
Lloyds TSB Bank	250,000	0.390	04/11/11	250,000
National Australia Bank Ltd.	75,000	0.275	03/11/11	75,000
National Australia Bank Ltd.	100,000	0.332	05/16/11	100,001
Nordea Bank Finland	150,000	0.300	04/13/11	150,000
Nordea Bank Finland	75,000	0.375	07/15/11	75,015
Rabobank Nederland NV	225,000	0.320	05/10/11	225,000
Rabobank Nederland NV	175,000	0.380	07/13/11	175,000
Royal Bank of Canada	55,000	0.330	08/15/11	55,000
Royal Bank of Scotland	150,000	0.453	04/15/11	150,000
Royal Bank of Scotland	150,000	0.510	08/12/11	150,000
Royal Bank of Scotland	100,000	0.510	08/22/11	100,000
Societe Generale	400,000	0.420	03/21/11	400,000
Societe Generale	100,000	0.430	05/16/11	100,000
Standard Chartered Bank	50,000	0.350	06/20/11	50,000
Sumitomo Mitsui Banking Corp.	100,000	0.310	05/10/11	100,000
Toronto Dominion Bank	44,000	0.264	03/10/11	44,000
Toronto Dominion Bank (next reset date 03/28/11) (Ê)	36,000	0.331	10/28/11	36,000
Toronto Dominion Bank (next reset date 03/14/11) (Ê)	45,000	0.344	01/12/12	45,000
UBS AG	200,000	0.350	03/28/11	200,000
UBS AG	250,000	0.380	04/11/11	250,000
UBS AG (next reset date 03/10/11) (Ê)	100,000	0.364	08/10/11	100,000

Total Certificate of Deposit (amortized cost $6,245,016)				6,245,016

Prime Money Market Fund	9

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Financial Company Commercial Paper - 9.8%
Credit Suisse	55,000	0.320	05/17/11	54,962
Credit Suisse	145,000	0.322	05/20/11	144,897
DnB NOR Bank ASA (λ)	200,000	0.345	03/28/11	199,949
DnB NOR Bank ASA (λ)	200,000	0.304	04/18/11	199,920
General Electric Capital Corp.	125,000	0.305	03/24/11	124,976
General Electric Capital Corp.	100,000	0.325	04/13/11	99,962
General Electric Capital Corp.	140,000	0.300	07/11/11	139,846
Svenska Handelsbanken AB (λ)	200,000	0.285	05/13/11	199,884

Total Financial Company Commercial Paper (amortized cost $1,164,396)				1,164,396

Other Note - 9.4%
Bank of America NA (next reset date 04/26/11) (Ê)	12,207	0.603	05/20/11	12,207
Bank of America NA (next reset date 03/01/11) (Ê)	85,000	0.360	08/01/11	85,000
Bank of America NA (next reset date 03/22/11) (Ê)	100,000	0.343	08/22/11	100,000
Commonwealth Bank of Australia (next reset date 04/27/11) (Ê)(λ)	49,000	0.374	02/27/12	49,000
Nordea Bank AB (next reset date 05/18/11) (Ê)(λ)	165,000	0.413	03/16/12	165,000
PNC Bank NA	300,000	0.130	03/01/11	300,000
Rabobank Nederland NV (next reset date 05/16/11) (Ê)(λ)	107,000	0.384	03/16/12	107,000
Svenska Handelsbanken AB (next reset date 05/09/11) (Ê)(λ)	35,000	0.412	03/09/12	35,000
Svenska Handelsbanken AB (next reset date 05/17/11) (Ê)(λ)	200,000	0.363	03/12/12	200,000
Westpac Banking Corp. (next reset date 04/28/11) (Ê)	55,000	0.374	02/28/12	55,000

Total Other Note (amortized cost $1,108,207)				1,108,207

Total Investments - 74.1% (amortized cost $8,766,513)				8,766,513

Repurchase Agreements - 25.9%

Government Agency Repurchase Agreement - 23.3%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $500,000 dated February 28, 2011, at 0.190% to be repurchased at $500,002 on March 1, 2011, collateralized by: $503,240 par various United States Government Agency Obligations, valued at $510,004				500,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $108,115 dated February 28, 2011, at 0.190% to be repurchased at $108,116 on March 1, 2011, collateralized by: $110,282 par various United States Government Agency Mortgage Obligations, valued at $110,278				108,115
Agreement with BNP Paribas and Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated February 28, 2011, at 0.210% to be repurchased at $300,002 on March 1, 2011, collateralized by: $611,293 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000
Agreement with Citigroup and Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated February 28, 2011, at 0.210% to be repurchased at $300,002 on March 1, 2011, collateralized by: $451,295 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000

10	Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Deutsche Bank AG and Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated February 28, 2011, at 0.200% to be repurchased at $300,002 on March 1, 2011, collateralized by: $415,343 par various United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Agreement with Merrill Lynch and Bank of New York Mellon Corp. (Tri-Party) of $750,000 dated February 28, 2011, at 0.210% to be repurchased at $750,004 on March 1, 2011, collateralized by: $925,814 par various United States Government Agency Mortgage Obligations, valued at $765,000	750,000
Agreement with Morgan Stanley and Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated February 28, 2011, at 0.200% to be repurchased at $200,001 on March 1, 2011, collateralized by: $256,092 par various United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with UBS AG and Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated February 28, 2011, at 0.220% to be repurchased at $300,002 on March 1, 2011, collateralized by: $331,620 par various United States Government Agency Mortgage Obligations, valued at $306,000	300,000

Total Government Agency Repurchase Agreement (identified cost $2,758,115)	2,758,115

Treasury Repurchase Agreement - 2.6%
Agreement with BNP Paribas and Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated February 28, 2011, at 0.180% to be repurchased at $300,002 on March 1, 2011, collateralized by: $302,170 par various United States Treasury Obligations, valued at $306,000	300,000

Total Treasury Repurchase Agreement (identified cost $300,000)	300,000

Total Repurchase Agreements (identified cost $3,058,115)	3,058,115

Total Investments and Repurchase Agreements - 100.0%* (cost $11,824,628) (†)	11,824,628

Other Assets and Liabilities, Net - 0.0%	1,384

Net Assets - 100.0%	11,826,012

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund	11

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

% of
Net
Categories	Assets
Asset Backed Commercial Paper	2.1
Certificate of Deposit	52.8
Financial Company Commercial Paper	9.8
Other Note	9.4
Repurchase Agreements	25.9

Total Investments	100.0
Other Assets and Liabilities, Net	— *

100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

12	Prime Money Market Fund

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — February 28, 2011 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)

Notes to Schedules of Investments	13

SSgA
Institutional Money Market Funds

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	U.S. Treasury	Prime Money
Amounts in thousands	Money Market Fund	Market Fund

Assets
Investments, at identified cost	$3,249,373	$8,766,513

Investments, at market	3,249,373	8,766,513
Repurchase Agreements	1,980,122	3,058,115
Receivables:
Interest	10	4,684
From Advisor	—	6
Prepaid expenses	69	181

Total assets	5,229,574	11,829,499

Liabilities
Payables:
Investments purchased	499,820	—
Accrued fees to affiliates	546	2,257
Other accrued expenses	52	173
Dividends payable	—	1,057

Total liabilities	500,418	3,487

Net Assets	$4,729,156	$11,826,012

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$19	$83
Accumulated net realized gain (loss)	34	40
Shares of beneficial interest	4,729	11,826
Additional paid-in capital	4,724,374	11,814,063

Net Assets	$4,729,156	$11,826,012

Net Asset Value, offering and redemption price per share:
Net asset value per share(a)	$1.00	$1.00
Net assets	$4,729,155,520	$11,826,012,261
Shares outstanding ($.001 par value)	4,729,183,746	11,825,951,743

See accompanying notes which are an integral part of the financial statements.

14	Statements of Assets and Liabilities

SSgA
Institutional Money Market Funds

Statements of Operations — For the Period Ended February 28, 2011 (Unaudited)

	U.S. Treasury	Prime Money
Amounts in thousands	Money Market Fund	Market Fund

Investment Income
Interest	$3,498	$20,066

Expenses
Advisory fees	3,295	8,673
Administrative fees	658	1,747
Custodian fees	270	766
Distribution fees	441	1,613
Transfer agent fees	23	40
Professional fees	40	94
Registration fees	18	34
Shareholder servicing fees	557	1,637
Trustees’ fees	71	208
Insurance fees	54	160
Printing fees	7	24
Miscellaneous	33	49

Expenses before reductions	5,467	15,045
Expense reductions	(1,969)	(3,482)

Net expenses	3,498	11,563

Net investment income (loss)	—	8,503

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	21	35

Net Increase (Decrease) in Net Assets from Operations	$21	$8,538

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	15

SSgA
Institutional Money Market Funds

Statements of Changes in Net Assets

	U.S. Treasury Money Market Fund		Prime Money Market Fund
	Six Months		Six Months
	Period Ended	Fiscal Year	Period Ended	Fiscal Year
	February 28, 2011	Ended	February 28, 2011	Ended
Amounts in thousands	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$9	$8,503	$20,835
Net realized gain (loss)	21	19	35	5

Net increase (decrease) in net assets from operations	21	28	8,538	20,840

Distributions
From net investment income	—	(81)	(8,503)	(20,835)
From net realized gain	—	—	—	(494)

Net decrease in net assets from distributions	—	(81)	(8,503)	(21,329)

Share Transactions
Net increase (decrease) in net assets from share transactions	514,051	94,729	(217,354)	(6,360,321)

Total Net Increase (Decrease) in Net Assets	514,072	94,676	(217,319)	(6,360,810)

Net Assets
Beginning of period	4,215,084	4,120,408	12,043,331	18,404,141

End of period	$4,729,156	$4,215,084	$11,826,012	$12,043,331

Undistributed (overdistributed) net investment income included in net assets	$19	$19	$83	$83

See accompanying notes which are an integral part of the financial statements.

16	Statements of Changes in Net Assets

This page has been intentionally left blank.

SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$		$	$	$
	Net Asset Value,	Net	Net Realized		Total Income	Distributions	Distributions
	Beginning of	Investment	and Unrealized		from	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations	Investment Income	Realized Gain
U.S. Treasury Money Market Fund

February 28, 2011*	1.0000	— (b)	—	(b)	— (b)	— (b)	—
August 31, 2010	1.0000	— (b)	—	(b)	— (b)	— (b)	—
August 31, 2009	1.0000	.0011	.0001		.0012	(.0007)	(.0005)
August 31, 2008	1.0000	.0249	.0027		.0276	(.0276)	—
August 31, 2007	1.0000	.0501	—	(b)	.0501	(.0501)	—
August 31, 2006	1.0000	.0427	—	(b)	.0427	(.0427)	—

Prime Money Market Fund

February 28, 2011*	1.0000	.0007	—	(b)	.0007	— (b)	—
August 31, 2010	1.0000	.0013	—	(b)	.0013	(.0013)	— (b)
August 31, 2009	1.0000	.0094	.0010		.0104	(.0104)	— (b)
August 31, 2008	1.0000	.0376	(.0005)		.0371	(.0371)	—
August 31, 2007	1.0000	.0517	—	(b)	.0517	(.0517)	— (b)
August 31, 2006	1.0000	.0438	—	(b)	.0438	(.0438)	—

*	For the six months ended February 28, 2011 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.0001 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d)	Includes expenses related to the U.S. Treasury Guarantee Program.
(e)	Less than .005% of average net assets.
(f)	Periods less than one year are not annualized.
(g)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

18	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average
Distributions	Period	Return(f)	(000)	Net(c)(g)	Gross(g)	Net Assets(c)(g)

— (b)	1.0000	—	4,729,156	.16	.25	— (e)
— (b)	1.0000	—	4,215,084	.13	.25	— (e)
(.0012)	1.0000	.12	4,120,408	.16	.25	.11
(.0276)	1.0000	2.80	4,769,072	.19	.24	2.49
(.0501)	1.0000	5.13	2,360,963	.20	.31	4.97
(.0427)	1.0000	4.36	1,452,093	.20	.36	4.25

(.0007)	1.0000	.07	11,826,012	.20	.26	.15
(.0013)	1.0000	.13	12,043,331	.20 (d)	.26	.13
(.0104)	1.0000	1.04	18,404,141	.23 (d)	.28	.94
(.0371)	1.0000	3.77	14,717,852	.19	.24	3.76
(.0517)	1.0000	5.29	14,476,438	.20	.26	5.17
(.0438)	1.0000	4.47	10,996,109	.20	.27	4.39

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	19

SSgA
Institutional Money Market Funds

Notes to Financial Statements — February 28, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 28, 2011. These financial statements report on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 under the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

20	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Notes to Financial Statements	21

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2010, the Funds had no net tax basis capital loss carryforwards.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended February 28, 2011, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

22	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

3.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the U.S. Treasury Money Market Fund until December 31, 2011. The Advisor also contractually agreed to waive up to the full amount of the U.S. Treasury Money Market Fund’s advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring fees, extraordinary expenses and acquired fund fees). The total amounts of the waiver and reimbursement for the period ended February 28, 2011 were $1,098,159 and $0, respectively.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the Prime Money Market Fund until December 31, 2011. The Advisor also contractually agreed to waive up to the full amount of the Prime Money Market Fund’s advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring fees, extraordinary expenses and acquired fund fees). The total amounts of the waiver and reimbursement for the period ended February 28, 2011 were $2,890,880 and $591,133, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2011, the Advisor voluntarily waived $870,474 on the U.S. Treasury Money Market Fund. There were no voluntary waivers for the Prime Money Market Fund as of February 28, 2011. There is no guarantee that the Fund will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of February 28, 2011, $12,407,191 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the period ended February 28, 2011, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Prime Money Market	$15

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell

Notes to Financial Statements	23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company’s money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the “Distributor”), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have shareholder service agreements with State Street and Wealth Management Systems. For these services, each Fund pays a maximum of 0.025% to State Street and 0.05% to Wealth Management Systems, based on the average daily value of all Fund shares held. For the period ended February 28, 2011, the Funds paid the following shareholder servicing expenses to affiliated service providers:

		Wealth
		Management
	State Street	Systems
U.S. Treasury Money Market	$549,049	$7,639
Prime Money Market	1,445,440	187,135

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The trustee or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or noncontinuance.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

24	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2011 were as follows:

	U.S. Treasury
	Money	Prime Money
	Market	Market
Advisory fees	$209,067	$897,120
Administration fees	109,827	249,332
Custodian Fees	52,444	152,916
Distribution fees	54,663	624,508
Shareholder servicing fees	94,360	229,711
Transfer agent fees	13,134	24,544
Trustee fees	12,739	79,174

	$546,234	$2,257,305

4.	Fund Share Transactions (On Constant Dollar Basis)

	(amounts in thousands)
	For the Periods Ended
	February 28,	August 31,
U.S. Treasury Money Market	2011	2010
Proceeds from shares sold	$27,370,146	$42,595,417
Proceeds from reinvestment of distributions	16	66
Payments for shares redeemed	(26,856,111)	(42,500,754)

Total net increase (decrease)	$514,051	$94,729

Prime Money Market

Proceeds from shares sold	$58,396,540	$148,005,252
Proceeds from reinvestment of distributions	8,700	20,291
Payments for shares redeemed	(58,622,594)	(154,385,864)

Total net increase (decrease)	$(217,354)	$(6,360,321)

5.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended February 28, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Financial Statements	25

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

7.	Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the Financial Statements.

26	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	27

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

			Principal Occupation(s)	Number of
	Position(s) Held		During Past 5 Years;	Portfolios in	Other
Name,	with SSgA Funds;	Term	and Other	Fund Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Member Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institutie and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

Diane B. Glossman (2) Born March 9, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since October 2009 Audit Committee Financial Expert Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2003 to Present, Consultant to financial institutions; • 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director and member of the finance committee (2007-2010, President; 2010-2011, Vice President), Bucks County SPCA (animal welfare non-profit); and • Chartered Financial Analyst.	20	None

28	Disclosure of Information about Fund Trustees and Officers

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

				Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• April 2011 to Present, Chairman, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (until April 2011, CEO and President) (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Anne Silverman Community Clinic of Doylestown, PA.	20	None

Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the U.S. to locate private real estate investments within the U.S.).	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

Disclosure of Information about Fund Trustees and Officers	29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
•   March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
•   1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
•   1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);
•   September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);
•   1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
•   2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

Henry W. Todd (2) Born May 4, 1947 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until May 30, 2010, Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • Until December 2008, Independent Director, SSgA Cash Management Fund plc (investment company); and • Until July 2005, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.
(2)	Ceased to be a Trustee effective April 28, 2011.

30	Disclosure of Information about Fund Trustees and Officers

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
•   2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
•   March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
•   President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
•   Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);
•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
•   2009 to Present, Global Head of Fund Operations, Russell Investments;
•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company, and Russell Financial Services Company;
•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2010
•   September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and
•   November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

Disclosure of Information about Fund Trustees and Officers	31

SSgA
Institutional Money Market Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Diane B. Glossman*
Shawn C.D. Johnson
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd*
Officers
James E. Ross, President, Chief Executive Offices and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Sandra G. Richardson, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

*	Ceased to be a Trustee effective April 28, 2011.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

32	Fund Management and Service Providers

IMMSAR-02/11

FIXED INCOME FUNDS
Bond Market Fund
Bond Market Fund – Class R
Intermediate Fund
High Yield Bond Fund

Semiannual Report
February 28, 2011

SSgA Funds
Fixed Income Funds
Semiannual Report
February 28, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds. This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 This page has been intentionally left blank.

SSgA
Bond Market Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,007.30	$1,022.32
Expenses Paid During Period*	$2.49	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,006.80	$1,020.93
Expenses Paid During Period*	$3.88	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund	3

This page has been intentionally left blank.

SSgA
Bond Market Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 98.3%

Asset-Backed Securities - 0.2%
Chase Issuance Trust
Series 2007-A17 Class A
5.120% due 10/15/14	100	107

Corporate Bonds and Notes - 30.0%
Alabama Power Co.
5.700% due 02/15/33	50	52
Alcoa, Inc.
6.150% due 08/15/20	250	269
American Honda Finance Corp.
2.500% due 09/21/15 (λ)	250	247
American International Group, Inc.
Series WI
8.175% due 05/15/58	250	274
Anadarko Petroleum Corp.
6.375% due 09/15/17	250	279
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 04/15/20	250	264
8.000% due 11/15/39 (λ)	175	232
Arch Coal, Inc.
7.250% due 10/01/20	250	266
AT&T, Inc.
5.875% due 08/15/12	250	268
Axis Specialty Finance LLC
5.875% due 06/01/20	250	255
Baker Hughes, Inc.
5.125% due 09/15/40	125	119
Ball Corp.
5.750% due 05/15/21	250	245
Bank of America Corp.
2.100% due 04/30/12(Å)	225	229
5.875% due 01/05/21	160	170
Baxter International, Inc.
1.800% due 03/15/13	125	127
Blue Merger Sub, Inc.
7.625% due 02/15/19 (λ)	250	252
Broadcom Corp.
1.500% due 11/01/13 (λ)	250	248
CBS Corp.
4.300% due 02/15/21	250	237
Citigroup, Inc.
4.750% due 05/19/15	225	237
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/13	75	85
Comstock Resources, Inc.
7.750% due 04/01/19	175	175
Daimler Finance NA LLC
8.500% due 01/18/31	125	168
DaVita, Inc.
6.375% due 11/01/18	285	289
Digital Realty Trust, LP
4.500% due 07/15/15	175	180
Discover Bank
Series BKNT
8.700% due 11/18/19	250	301
eBay, Inc.
0.875% due 10/15/13	165	163
Embarq Corp.
7.082% due 06/01/16	250	284
7.995% due 06/01/36	175	199
FIA Card Services NA
6.625% due 06/15/12	150	158
Ford Motor Credit Co. LLC
5.750% due 02/01/21	250	247
General Electric Cap Corp.
5.300% due 02/11/21	315	324
General Electric Capital Corp.
2.200% due 06/08/12(Å)	225	230
5.000% due 01/08/16	50	54
Series GMTN
6.875% due 01/10/39	50	57
General Electric Co.
5.000% due 02/01/13	100	107
Goldman Sachs Group, Inc. (The)
5.750% due 10/01/16	100	109
Hartford Financial Services Group, Inc.
5.500% due 03/30/20	250	257
HCA, Inc.
8.500% due 04/15/19	250	280
Hertz Corp. (The)
6.750% due 04/15/19 (λ)	250	255
Hess Corp.
7.300% due 08/15/31	25	29
Hewlett-Packard Co.
1.250% due 09/13/13	125	125
HSBC Bank USA
Series BKNT
5.625% due 08/15/35	75	72
HSBC Finance Capital Trust IX
5.911% due 11/30/35	300	284
HSBC Finance Corp.
7.000% due 05/15/12	100	106
Huntington Bancshares, Inc.
7.000% due 12/15/20	135	148
Hyundai Capital America
3.750% due 04/06/16 (λ)	250	246
John Deere Capital Corp.
2.800% due 09/18/17	125	122

Bond Market Fund	5

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Juniper Networks, Inc.
5.950% due 03/15/41	185	185
Kellogg Co.
5.125% due 12/03/12	125	134
Kinder Morgan Energy Partners, LP
6.375% due 03/01/41	500	503
Kraft Foods, Inc.
5.250% due 10/01/13	125	136
6.500% due 11/01/31	25	27
Lubrizol Corp.
6.500% due 10/01/34	25	26
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	250	267
Marathon Petroleum Corp.
6.500% due 03/01/41 (λ)	115	117
Merrill Lynch & Co., Inc.
6.875% due 04/25/18	100	113
MetLife, Inc.
6.750% due 06/01/16	100	116
Morgan Stanley
5.500% due 07/24/20	175	177
5.750% due 01/25/21	225	231
Newell Rubbermaid, Inc.
4.700% due 08/15/20	125	124
News America, Inc.
Series WI
6.900% due 08/15/39	175	196
NRG Energy, Inc.
7.625% due 01/15/18 (λ)	250	260
Philip Morris International, Inc.
4.875% due 05/16/13	125	135
Plum Creek Timberlands, LP
5.875% due 11/15/15	50	53
PPG Industries, Inc.
5.500% due 11/15/40	125	123
Procter & Gamble - Esop
Series A
9.360% due 01/01/21	20	26
ProLogis
6.875% due 03/15/20	10	11
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21 (λ)	250	251
SLM Corp.
6.250% due 01/25/16	125	128
Spectra Energy Capital LLC
5.650% due 03/01/20	250	265
Stanley Black & Decker, Inc.
4.900% due 11/01/12	125	132
Verizon Communications, Inc.
5.850% due 09/15/35	150	151
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	125	133
Wal-Mart Stores, Inc.
5.000% due 10/25/40	150	142

		13,486

International Debt - 10.7%
Aguila 3 SA
7.875% due 01/31/18 (λ)	50	52
Alberta Energy Co., Ltd.
7.375% due 11/01/31	40	48
America Movil SAB de CV
5.000% due 03/30/20	250	258
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	252
ArcelorMittal
6.750% due 03/01/41	345	342
Barclays Bank PLC
5.140% due 10/14/20	250	237
BHP Billiton Finance USA, Ltd.
4.800% due 04/15/13	25	27
BNP Paribas
3.600% due 02/23/16	250	252
Brazilian Government International Bond
7.125% due 01/20/37	100	118
Series A
8.000% due 01/15/18	39	46
Canadian Pacific Railway Co.
9.450% due 08/01/21	40	54
CNOOC Finance 2011, Ltd.
5.750% due 01/26/41 (λ)	150	152
Corp. Nacional del Cobre de Chile
3.750% due 11/04/20 (λ)	250	236
Covidien International Finance SA
4.200% due 06/15/20	250	248
European Investment Bank
5.125% due 09/13/16	150	169
Korea Gas Corp.
4.250% due 11/02/20 (λ)	250	238
Kreditanstalt fuer Wiederaufbau
3.250% due 03/15/13	150	157
Lloyds TSB Bank PLC
6.375% due 01/21/21	500	518
Mexico Government International Bond
6.375% due 01/16/13	25	28
6.625% due 03/03/15	100	114
POSCO
4.250% due 10/28/20 (λ)	250	231

6	Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	126
Santander UK PLC
7.950% due 10/26/29	250	264
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	98
Scottish Power, Ltd.
5.810% due 03/15/25	100	94
Talisman Energy, Inc.
5.850% due 02/01/37	25	25
Telefonica Emisiones SAU
5.462% due 02/16/21	210	213
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	132
Vale Overseas, Ltd.
6.250% due 01/23/17	50	56

		4,785

Mortgage-Backed Securities - 36.5%
Banc of America Commercial Mortgage, Inc.
Series 2003-2 Class A4
5.061% due 03/11/41	250	266
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623% due 10/15/41	290	300
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class AAB
5.826% due 06/15/38	243	260
Fannie Mae
6.000% due 2013	82	90
5.500% due 2014	3	3
6.500% due 2014	115	125
7.500% due 2015	13	15
6.500% due 2016	18	20
5.000% due 2018	322	345
5.500% due 2018	155	168
5.500% due 2019	66	71
4.500% due 2022	539	567
4.500% due 2023	7	7
8.000% due 2023	—	— ±
4.000% due 2025	524	540
9.000% due 2025	202	236
9.000% due 2026	2	2
7.500% due 2027	93	107
6.000% due 2028	9	10
6.000% due 2029	3	3
7.000% due 2029	3	3
6.000% due 2030	3	3
7.500% due 2030	1	2
4.500% due 2033	488	503
6.000% due 2033	165	181
5.500% due 2034	596	642
2.349% due 2036 (Ê)	759	796
6.000% due 2038	945	1,028
4.500% due 2039	325	332
4.000% due 2040	637	629
4.500% due 2040	1,065	1,087
30 Year TBA (Ï)
4.000%	200	197
Freddie Mac
6.000% due 2016	51	55
7.000% due 2016	63	69
4.500% due 2019	219	231
4.500% due 2023	89	94
8.500% due 2025	1	1
6.500% due 2029	72	81
7.000% due 2030	1	2
7.000% due 2031	86	99
6.500% due 2032	215	243
6.000% due 2033	68	75
6.500% due 2033	479	543
7.000% due 2033	134	153
5.000% due 2035	1,245	1,312
5.500% due 2038	1,243	1,335
4.500% due 2039	211	215
Ginnie Mae I
8.000% due 2012	10	10
10.000% due 2013	1	1
7.500% due 2022	—	— ±
7.000% due 2023	61	70
7.500% due 2023	1	1
6.500% due 2024	1	2
7.500% due 2024	30	35
8.500% due 2025	5	6
7.500% due 2027	2	3
6.500% due 2028	8	9
7.000% due 2028	12	14
7.500% due 2028	13	15
8.500% due 2028	11	12
7.500% due 2029	1	1
8.000% due 2029	6	7
7.500% due 2030	13	15
8.000% due 2030	40	47
6.500% due 2032	70	80
7.000% due 2032	82	95
7.500% due 2032	7	8
5.000% due 2033	178	190
5.500% due 2038	219	237
6.000% due 2038	328	361
4.500% due 2039	633	655

Bond Market Fund	7

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
4.000% due 2040	448	450
30 Year TBA (Ï)
4.500%	300	310
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.444% due 03/10/39	300	321
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560% due 11/10/39	200	215
Morgan Stanley Capital I
Series 2005-T19 Class AAB
4.852% due 06/12/47	176	183

		16,399

United States Government Agencies - 1.2%
Federal Home Loan Bank
Series 467
5.250% due 06/18/14	200	225
Federal Home Loan Bank Discount Notes
4.750% due 09/11/15	150	166
Freddie Mac
6.750% due 03/15/31	125	159

		550

United States Government Treasuries - 19.7%
United States Treasury Notes
0.500% due 11/30/12	500	499
2.625% due 12/31/14	250	260
2.000% due 01/31/16	4,166	4,146
2.125% due 02/29/16	200	200
1.875% due 10/31/17	449	425
2.625% due 11/15/20	1,478	1,383
3.625% due 02/15/21	200	204
5.250% due 11/15/28	715	809
4.375% due 05/15/40	47	46
4.250% due 11/15/40	907	870

		8,842

Total Long-Term Investments (cost $42,736)		44,169

Short-Term Investments - 4.7%
SSgA Prime Money Market Fund	1,799,519	1,800
United States Treasury Bills (§)(ç)(ÿ)
Zero coupon due 03/24/11	300	299

Total Short-Term Investments (cost $2,100)		2,099

Total Investments - 103.0% (identified cost $44,836)		46,268

Other Assets and Liabilities, Net - (3.0%)		(1,350)

Net Assets - 100.0%		44,918

Amounts in thousands (except contracts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
Futures Contracts	Contracts	Amount		Date	$

Long Positions
United States Treasury 2 Year Note Futures	19	USD	4,148	06/11	6
United States Treasury 5 Year Note Futures	7	USD	818	06/11	2

Short Positions
Ultra Long Term United States Treasury Bond Futures	7	USD	865	06/11	(8)
United States Treasury 10 Year Note Futures	30	USD	3,571	06/11	(8)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(8)

See accompanying notes which are an integral part of the financial statements.

8	Bond Market Fund

SSgA
Bond Market Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Asset-Backed Securities	$—	$107	$—	$107	0.2
Corporate Bonds and Notes	—	13,486	—	13,486	30.0
International Debt	—	4,785	—	4,785	10.7
Mortgage-Backed Securities	—	16,399	—	16,399	36.5
United States Government Agencies	—	550	—	550	1.2
United States Government Treasuries	—	8,842	—	8,842	19.7
Short-Term Investments	1,800	299	—	2,099	4.7

Total Investments	1,800	44,468	—	46,268	103.0

Other Assets and Liabilities, Net					(3.0)

					100.0

Other Financial Instruments
Futures Contracts	(8)	—	—	(8)	— *

Total Other Financial Instruments**	$(8)	$—	$—	$(8)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund	9

This page has been intentionally left blank.

SSgA
Intermediate Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,006.40	$1,021.82
Expenses Paid During Period*	$2.98	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund	11

This page has been intentionally left blank.

SSgA
Intermediate Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 95.3%

Corporate Bonds and Notes - 35.4%
Alcoa, Inc.
6.150% due 08/15/20	250	269
Altria Group, Inc.
9.250% due 08/06/19	250	325
American Honda Finance Corp.
2.500% due 09/21/15 (λ)	250	247
American International Group, Inc.
Series WI
8.175% due 05/15/58	250	274
Anadarko Petroleum Corp.
6.375% due 09/15/17	250	279
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 04/15/20	375	396
AT&T, Inc.
5.875% due 08/15/12	250	268
Axis Specialty Finance LLC
5.875% due 06/01/20	250	255
Bank of America Corp.
2.100% due 04/30/12(Å)	175	178
6.500% due 08/01/16	325	365
5.875% due 01/05/21	160	170
Baxter International, Inc.
1.800% due 03/15/13	125	127
Blue Merger Sub, Inc.
7.625% due 02/15/19 (λ)	250	252
Broadcom Corp.
1.500% due 11/01/13 (λ)	250	248
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	50	56
CBS Corp.
4.300% due 02/15/21	250	237
Cisco Systems, Inc.
5.500% due 02/22/16	100	113
Citigroup, Inc.
4.750% due 05/19/15	250	264
Comcast Corp.
6.500% due 01/15/15	50	56
4.950% due 06/15/16	25	27
Comstock Resources, Inc.
7.750% due 04/01/19	175	175
ConocoPhillips
4.750% due 10/15/12	50	53
Cooper US, Inc.
2.375% due 01/15/16	125	123
DaVita, Inc.
6.375% due 11/01/18	285	289
Digital Realty Trust, LP
4.500% due 07/15/15	175	180
Discover Bank
Series BKNT
8.700% due 11/18/19	250	301
Dover Corp.
4.875% due 10/15/15	25	27
eBay, Inc.
0.875% due 10/15/13	165	163
Embarq Corp.
7.082% due 06/01/16	250	285
Ford Motor Credit Co. LLC
5.750% due 02/01/21	250	247
Genentech, Inc.
4.750% due 07/15/15	50	54
General Electric Capital Corp.
2.200% due 06/08/12(Å)	175	179
5.300% due 02/11/21	265	272
Series MTNA
6.000% due 06/15/12	150	159
Genworth Financial, Inc.
4.950% due 10/01/15	50	50
Goldman Sachs Group, Inc. (The)
5.750% due 10/01/16	75	82
5.625% due 01/15/17	50	53
Hartford Financial Services Group, Inc.
5.500% due 03/30/20	250	257
Hershey Co. (The)
4.850% due 08/15/15	50	54
Hertz Corp. (The)
6.750% due 04/15/19 (λ)	250	255
Hewlett-Packard Co.
1.250% due 09/13/13	125	125
HJ Heinz Finance Co.
6.000% due 03/15/12	25	26
HSBC Finance Capital Trust IX
5.911% due 11/30/35	250	237
HSBC Finance Corp.
6.676% due 01/15/21 (λ)	111	116
Huntington Bancshares, Inc.
7.000% due 12/15/20	135	148
Hyundai Capital America
3.750% due 04/06/16 (λ)	220	216
International Business Machines Corp.
4.750% due 11/29/12	50	53
John Deere Capital Corp.
2.800% due 09/18/17	100	98
Juniper Networks, Inc.
5.950% due 03/15/41	185	185
Kellogg Co.
5.125% due 12/03/12	125	134
Kinder Morgan Energy Partners, LP
6.375% due 03/01/41	500	503

Intermediate Fund	13

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Kraft Foods, Inc.
5.250% due 10/01/13	125	136
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	250	267
MetLife, Inc.
6.750% due 06/01/16	100	116
Midamerican Energy Holdings Co.
5.750% due 04/01/18	125	141
Morgan Stanley
4.000% due 07/24/15	175	179
5.500% due 07/24/20	125	127
5.750% due 01/25/21	225	231
National Fuel Gas Co.
5.250% due 03/01/13	20	21
Newell Rubbermaid, Inc.
4.700% due 08/15/20	125	124
NRG Energy, Inc.
7.625% due 01/15/18 (λ)	250	260
Philip Morris International, Inc.
4.875% due 05/16/13	125	135
Plains All American Pipeline, LP / PAA Finance Corp.
3.950% due 09/15/15	125	128
ProLogis
6.875% due 03/15/20	10	11
PSEG Power LLC
5.500% due 12/01/15	50	55
Public Service Electric & Gas Co.
5.000% due 08/15/14	50	55
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21 (λ)	250	251
SLM Corp.
6.250% due 01/25/16	125	128
Southern Copper Corp.
5.375% due 04/16/20	180	185
Stanley Black & Decker, Inc.
4.900% due 11/01/12	125	132
United Technologies Corp.
6.100% due 05/15/12	90	96
Verizon Communications, Inc.
8.750% due 11/01/18	125	161
Viacom, Inc.
6.250% due 04/30/16	50	57
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	175	187
Wells Fargo & Co.
4.375% due 01/31/13	125	132

		12,820

International Debt - 14.2%
Aguila 3 SA
7.875% due 01/31/18 (λ)	50	52
America Movil SAB de CV
5.000% due 03/30/20	250	258
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	252
ArcelorMittal
6.750% due 03/01/41	345	342
Barclays Bank PLC
5.140% due 10/14/20	250	237
BHP Billiton Finance USA, Ltd.
8.500% due 12/01/12	26	29
BNP Paribas
3.600% due 02/23/16	250	252
Brazilian Government International Bond
Series A
8.000% due 01/15/18	78	91
Corp. Nacional del Cobre de Chile
3.750% due 11/04/20 (λ)	250	236
Covidien International Finance SA
4.200% due 06/15/20	125	124
Credit Suisse NY
3.450% due 07/02/12	125	129
Deutsche Telekom International Finance BV
5.250% due 07/22/13	75	81
European Investment Bank
4.250% due 07/15/13	225	241
HSBC Holdings PLC
5.250% due 12/12/12	125	133
Hydro Quebec
Series IF
8.000% due 02/01/13	85	96
Iberdrola International BV
6.750% due 06/15/12	55	58
Korea Gas Corp.
4.250% due 11/02/20 (λ)	250	238
Kreditanstalt fuer Wiederaufbau
3.250% due 03/15/13	150	157
Landesbank Baden-Wuerttemberg NY
5.050% due 12/30/15	200	223
Lloyds TSB Bank PLC
6.375% due 01/21/21	500	518
Mexico Government International Bond
Series MTNA
5.875% due 01/15/14	100	110
Petrobras International Finance Co. - Pifco
6.125% due 10/06/16	25	28

14	Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
POSCO
4.250% due 10/28/20 (λ)	250	231
Republic of Italy
5.250% due 09/20/16	125	132
Series DTC
5.625% due 06/15/12	75	79
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	126
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	98
South Africa Government International Bond
7.375% due 04/25/12	50	54
Telefonica Emisiones SAU
6.421% due 06/20/16	65	72
5.462% due 02/16/21	210	213
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	132
Tyco International Finance SA
6.000% due 11/15/13	25	28
Vale Overseas, Ltd.
6.250% due 01/23/17	75	85

		5,135

United States Government Treasuries - 45.7%
United States Treasury Notes
0.625% due 07/31/12	200	201
0.375% due 10/31/12	575	573
1.750% due 04/15/13	1,875	1,915
3.375% due 07/31/13	1,250	1,326
1.750% due 01/31/14	800	814
1.875% due 02/28/14	1,575	1,608
2.625% due 12/31/14	250	260
2.000% due 01/31/16	7,028	6,995
2.125% due 02/29/16	150	150
3.000% due 08/31/16	405	419
1.875% due 10/31/17	663	628
2.625% due 11/15/20	1,577	1,475
3.625% due 02/15/21	200	204

		16,568

Total Long-Term Investments (cost $33,855)		34,523

Short-Term Investments - 5.0%
JPMorgan Chase & Co.
3.125% due 12/01/11(Å)	350	358
Korea Land & Housing Corp.
0.563% due 11/22/11 (Ê)(λ)	90	90
SSgA Prime Money Market Fund	801,341	801
United States Treasury Bills (§)(ç)(ÿ)
Zero coupon due 03/24/11	200	200
Wells Fargo & Co.
3.000% due 12/09/11(Å)	350	357

Total Short-Term Investments (cost $1,798)		1,806

Total Investments - 100.3% (identified cost $35,653)		36,329

Other Assets and Liabilities, Net - (0.3%)		(113)

Net Assets - 100.0%		36,216

Amounts in thousands (except contracts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
Futures Contracts	Contracts	Amount		Date	$

Long Positions
United States Treasury 2 Year Note Futures	14	USD	3,056	06/11	3
United States Treasury 5 Year Note Futures	2	USD	234	06/11	1

Short Positions
Ultra Long Term United States Treasury 10 Year Bond Futures	7	USD	865	06/11	(8)
United States Treasury 10 Year Note Futures	19	USD	2,262	06/11	(5)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(9)

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund	15

SSgA
Intermediate Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$12,820	$—	$12,820	35.4
International Debt	—	5,135	—	5,135	14.2
United States Government Treasuries	—	16,568	—	16,568	45.7
Short-Term Investments	801	1,005	—	1,806	5.0

Total Investments	801	35,528	—	36,329	100.3

Other Assets and Liabilities, Net					(0.3)

					100.0

Other Financial Instruments
Futures Contracts	(9)	—	—	(9)	— *

Total Other Financial Instruments**	$(9)	$—	$—	$(9)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

16	Intermediate Fund

SSgA
High Yield Bond Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs:(1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the able under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,117.10	$1,021.08
Expenses Paid During Period*	$3.94	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund	17

This page has been intentionally left blank.

SSgA
High Yield Bond Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 92.7%

Corporate Bonds and Notes - 80.8%
ABI Escrow Corp.
10.250% due 10/15/18 (λ)	525	588
Accuride Corp.
9.500% due 08/01/18	200	223
ACE Cash Express, Inc.
11.000% due 02/01/19 (λ)	300	309
Advanced Micro Devices, Inc.
7.750% due 08/01/20	625	653
AES Corp. (The)
9.750% due 04/15/16	425	494
Affinia Group, Inc.
10.750% due 08/15/16 (λ)	70	80
Aleris International, Inc.
7.625% due 02/15/18 (λ)	500	509
Ally Financial, Inc.
6.250% due 12/01/17 (λ)	250	261
Series*
6.875% due 08/28/12	500	530
8.000% due 11/01/31	300	343
Series 8
6.750% due 12/01/14	525	562
Altra Holdings, Inc.
8.125% due 12/01/16	200	214
American Casino & Entertainment Properties LLC
11.000% due 06/15/14	400	425
American General Finance Corp.
6.900% due 12/15/17	775	695
Series MTNI
4.875% due 07/15/12	200	197
Apria Healthcare Group, Inc.
11.250% due 11/01/14	155	168
Arch Coal, Inc.
7.250% due 10/01/20	400	425
Atkore International, Inc.
9.875% due 01/01/18 (λ)	575	626
Avaya, Inc.
7.000% due 04/01/19 (λ)	215	213
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.625% due 03/15/18	388	434
BAC Capital Trust XIV
5.630% due 09/29/49 (ƒ)	700	521
Basic Energy Services, Inc.
7.750% due 02/15/19 (λ)	425	441
BE Aerospace, Inc.
6.875% due 10/01/20	390	407
Beazer Homes USA, Inc.
8.125% due 06/15/16	400	406
Berry Petroleum Co.
6.750% due 11/01/20	375	386
Berry Plastics Corp.
9.500% due 05/15/18	750	752
Biomet, Inc.
11.625% due 10/15/17	225	254
Blue Merger Sub, Inc.
7.625% due 02/15/19 (λ)	960	970
Boise Paper Holdings LLC / Boise Co.-Issuer Co
8.000% due 04/01/20	150	165
Bon-Ton Department Stores, Inc. (The)
10.250% due 03/15/14	200	205
Burger King Corp.
9.875% due 10/15/18	250	267
Burlington Coat Factory Warehouse Corp.
10.000% due 02/15/19 (λ)	575	581
BWAY Holding Co.
10.000% due 06/15/18 (λ)	200	222
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/17	250	284
12.750% due 04/15/18 (λ)	475	500
10.000% due 12/15/18	575	540
Capella Healthcare, Inc.
9.250% due 07/01/17 (λ)	200	215
Case New Holland, Inc.
7.875% due 12/01/17 (λ)	200	224
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875% due 04/30/18	400	427
CDW LLC / CDW Finance Corp.
8.000% due 12/15/18 (λ)	500	537
Cengage Learning Acquisitions, Inc.
10.500% due 01/15/15 (λ)	450	467
Cenveo Corp.
7.875% due 12/01/13	200	192
Chaparral Energy, Inc.
9.875% due 10/01/20 (λ)	250	278
8.250% due 09/01/21 (λ)	375	382
Chesapeake Energy Corp.
6.500% due 08/15/17	600	643
6.125% due 02/15/21	250	255
Cincinnati Bell, Inc.
8.750% due 03/15/18	1,000	959
CIT Group, Inc.
7.000% due 05/01/17	2,825	2,846
CityCenter Holdings LLC / CityCenter Finance Corp.
7.625% due 01/15/16 (λ)	300	313

High Yield Bond Fund	19

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Clear Channel Communications, Inc.
5.500% due 09/15/14	500	455
Clear Channel Worldwide Holdings, Inc.
Series B
9.250% due 12/15/17	167	186
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% due 12/01/15 (λ)	410	447
Cleaver-Brooks, Inc.
12.250% due 05/01/16 (λ)	200	215
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
8.500% due 12/15/19	200	220
CommScope, Inc.
8.250% due 01/15/19 (λ)	515	534
Comstock Resources, Inc.
7.750% due 04/01/19	785	785
Concho Resources, Inc.
7.000% due 01/15/21	600	628
Consol Energy, Inc.
8.250% due 04/01/20 (λ)	200	220
Cott Beverages, Inc.
8.125% due 09/01/18	200	215
CPI International Acquisition, Inc.
8.000% due 02/15/18 (λ)	300	302
CSC Holdings LLC
8.625% due 02/15/19	225	259
DAE Aviation Holdings, Inc.
11.250% due 08/01/15 (λ)	200	211
Delta Air Lines 2007-1 Class C Pass Through Trust
Series 071C
8.954% due 08/10/14	257	270
Delta Air Lines, Inc.
12.250% due 03/15/15 (λ)	625	716
Deluxe Corp.
7.375% due 06/01/15	200	208
Developers Diversified Realty Corp.
5.500% due 05/01/15	250	262
DineEquity, Inc.
9.500% due 10/30/18 (λ)	450	487
DISH DBS Corp.
7.875% due 09/01/19	925	1,002
DJO Finance LLC / DJO Finance Corp.
9.750% due 10/15/17 (λ)	575	608
Dole Food Co., Inc.
8.000% due 10/01/16 (λ)	175	187
Dunkin Finance Corp.
9.625% due 12/01/18 (λ)	475	481
DynCorp International, Inc.
10.375% due 07/01/17 (λ)	200	215
Dynegy Holdings, Inc.
7.500% due 06/01/15	300	244
Edison Mission Energy
7.000% due 05/15/17	350	284
El Paso Corp.
7.250% due 06/01/18	900	1,018
Elizabeth Arden, Inc.
7.375% due 03/15/21 (λ)	800	840
Energy Future Holdings Corp.
10.250% due 01/15/20 (λ)	440	458
Energy XXI Gulf Coast, Inc.
9.250% due 12/15/17 (λ)	300	323
7.750% due 06/15/19 (λ)	1,125	1,136
EnergySolutions, Inc. / EnergySolutions LLC
10.750% due 08/15/18 (λ)	375	424
Equinix, Inc.
8.125% due 03/01/18	200	217
Exide Technologies
8.625% due 02/01/18 (λ)	330	352
Fidelity National Information Services, Inc.
7.875% due 07/15/20	300	333
FireKeepers Development Authority
13.875% due 05/01/15 (λ)	425	506
First Data Corp.
9.875% due 09/24/15	92	93
11.250% due 03/31/16	600	579
8.250% due 01/15/21 (λ)	363	361
12.625% due 01/15/21 (λ)	363	380
Ford Motor Co.
7.450% due 07/16/31	400	435
Ford Motor Credit Co. LLC
6.625% due 08/15/17	400	425
5.750% due 02/01/21	650	642
Freescale Semiconductor, Inc.
8.875% due 12/15/14	50	52
9.250% due 04/15/18 (λ)	600	669
Frontier Communications Corp.
8.750% due 04/15/22	1,300	1,443
Genworth Financial, Inc.
6.150% due 11/15/66	550	432
Geo Group, Inc. (The)
6.625% due 02/15/21 (λ)	250	251
GeoEye, Inc.
9.625% due 10/01/15	625	705
Georgia Gulf Corp.
9.000% due 01/15/17 (λ)	325	362
Georgia-Pacific LLC
5.400% due 11/01/20 (λ)	350	348

20	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Giant Funding Corp.
8.250% due 02/01/18 (λ)	220	226
Goodyear Tire & Rubber Co. (The)
10.500% due 05/15/16	235	268
Graham Packaging Co., Inc.
9.875% due 10/15/14	550	569
Gray Television, Inc.
10.500% due 06/29/15	200	213
GWR Operating Partnership LLP
10.875% due 04/01/17	200	215
GXS Worldwide, Inc.
9.750% due 06/15/15	775	789
HCA Holdings, Inc.
7.750% due 05/15/21 (λ)	1,000	1,053
HCA, Inc.
8.500% due 04/15/19	750	840
Headwaters, Inc.
11.375% due 11/01/14	180	212
Healthsouth Corp.
7.250% due 10/01/18	200	208
Hertz Corp. (The)
7.500% due 10/15/18 (λ)	250	265
6.750% due 04/15/19 (λ)	400	408
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
8.875% due 02/01/18	350	376
9.000% due 11/15/20 (λ)	300	319
Huntsman International LLC
7.375% due 01/01/15	154	158
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
8.000% due 01/15/18	300	311
ILFC E-Capital Trust II
6.250% due 12/21/65 (λ)	350	305
Interactive Data Corp.
10.250% due 08/01/18 (λ)	170	190
International Lease Finance Corp.
6.375% due 03/25/13	350	365
8.250% due 12/15/20	2,750	3,059
KRATON Polymers LLC/KRATON Polymers Capital Corp.
6.750% due 03/01/19 (λ)	500	510
Landry’s Restaurants, Inc.
11.625% due 12/01/15	250	271
Laredo Petroleum, Inc.
9.500% due 02/15/19 (λ)	1,000	1,048
Libbey Glass, Inc.
10.000% due 02/15/15	300	328
Liberty Mutual Group, Inc.
10.750% due 06/15/58 (λ)	175	228
Limited Brands, Inc.
8.500% due 06/15/19	225	258
LIN Television Corp.
6.500% due 05/15/13	175	176
8.375% due 04/15/18	200	217
Linn Energy LLC/Linn Energy Finance Corp.
11.750% due 05/15/17	325	379
Lyondell Chemical Co.
8.000% due 11/01/17 (λ)	319	359
11.000% due 05/01/18	300	344
MacDermid, Inc.
9.500% due 04/15/17 (λ)	650	692
Macy’s Retail Holdings, Inc.
8.375% due 07/15/15	375	434
6.375% due 03/15/37	184	182
Manitowoc Co., Inc. (The)
8.500% due 11/01/20	270	294
MBIA Insurance Corp.
14.000% due 01/15/33 (λ)	125	79
McClatchy Co. (The)
11.500% due 02/15/17	350	397
MedImpact Holdings, Inc.
10.500% due 02/01/18 (λ)	350	365
MetroPCS Wireless, Inc.
6.625% due 11/15/20	950	925
MGM Resorts International
6.750% due 04/01/13	750	758
6.875% due 04/01/16	500	468
9.000% due 03/15/20 (λ)	200	218
Michael Foods, Inc.
9.750% due 07/15/18 (λ)	500	548
Michaels Stores, Inc.
11.375% due 11/01/16	125	137
7.750% due 11/01/18 (λ)	475	490
Mirant Americas Generation LLC
8.500% due 10/01/21	200	211
Momentive Performance Materials, Inc.
11.500% due 12/01/16	275	298
9.000% due 01/15/21 (λ)	500	532
Mueller Water Products, Inc.
8.750% due 09/01/20	175	194
Multiplan, Inc.
9.875% due 09/01/18 (λ)	200	215
Nalco Co.
6.625% due 01/15/19 (λ)	235	243
Navistar International Corp.
8.250% due 11/01/21	280	310
Neiman Marcus Group, Inc. (The)
10.375% due 10/15/15	250	265

High Yield Bond Fund	21

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
NewPage Corp.
11.375% due 12/31/14	200	199
NFR Energy LLC/NFR Energy Finance Corp.
Series 144a
9.750% due 02/15/17 (λ)	200	202
Northern Tier Energy LLC / Norther Tier Finance Corp.
10.500% due 12/01/17 (λ)	250	280
NRG Energy, Inc.
7.375% due 01/15/17	595	627
7.625% due 01/15/18 (λ)	500	521
Nuveen Investments, Inc.
5.500% due 09/15/15	375	328
Oasis Petroleum, Inc.
7.250% due 02/01/19 (λ)	400	406
Packaging Dynamics Corp.
8.750% due 02/01/16 (λ)	400	409
PAETEC Holding Corp.
9.500% due 07/15/15	575	606
Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.
8.250% due 04/15/18	380	405
Petco Animal Supplies, Inc.
9.250% due 12/01/18 (λ)	250	270
Petrohawk Energy Corp.
7.875% due 06/01/15	450	477
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
10.625% due 04/01/17	150	161
Plains Exploration & Production Co.
7.750% due 06/15/15	225	236
Ply Gem Industries, Inc.
8.250% due 02/15/18 (λ)	320	328
Polymer Group, Inc.
7.750% due 02/01/19 (λ)	500	521
PolyOne Corp.
7.375% due 09/15/20	285	302
Provident Funding Associates, LP / PFG Finance Corp.
10.250% due 04/15/17 (λ)	200	221
Regions Bank
6.450% due 06/26/37	500	458
Revlon Consumer Products Corp.
9.750% due 11/15/15	200	217
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21 (λ)	640	642
8.250% due 02/15/21 (λ)	1,200	1,203
Rite Aid Corp.
10.375% due 07/15/16	250	269
9.500% due 06/15/17	300	276
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000% due 07/15/17 (λ)	250	287
Sabine Pass LNG, LP
7.500% due 11/30/16	175	177
Salem Communications Corp.
9.625% due 12/15/16	192	211
Sally Holdings LLC/Sally Capital, Inc.
9.250% due 11/15/14	200	210
Seminole Indian Tribe of Florida
7.750% due 10/01/17 (λ)	500	531
ServiceMaster Co. (The)
10.750% due 07/15/15 (λ)	275	296
SM Energy Co.
6.625% due 02/15/19 (λ)	800	809
Solutia, Inc.
8.750% due 11/01/17	350	387
Sprint Nextel Corp.
8.375% due 08/15/17	1,775	1,968
Standard Pacific Corp.
8.375% due 05/15/18	450	477
Steel Dynamics, Inc.
6.750% due 04/01/15	250	256
SunGard Data Systems, Inc.
7.625% due 11/15/20 (λ)	325	336
Surgical Care Affiliates, Inc.
10.000% due 07/15/17 (λ)	275	285
Telcordia Technologies, Inc.
11.000% due 05/01/18 (λ)	350	392
Tenet Healthcare Corp.
10.000% due 05/01/18	200	235
Tenneco, Inc.
7.750% due 08/15/18	200	215
Terremark Worldwide, Inc.
12.000% due 06/15/17	400	496
Tesoro Corp.
9.750% due 06/01/19	200	225
Texas Competitive Electric Holdings Co. LLC
Series A
10.250% due 11/01/15	525	295
Textron Financial Corp.
6.000% due 02/15/67 (λ)	350	295
Tops Holding Corp. / Tops Markets LLC
10.125% due 10/15/15	425	456
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc.
10.625% due 09/01/17 (λ)	235	263

22	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Uncle Acquisition 2010 Corp.
8.625% due 02/15/19 (λ)	750	799
Unisys Corp.
14.250% due 09/15/15 (λ)	250	298
United Air Lines, Inc.
9.875% due 08/01/13 (λ)	160	174
United Rentals NA, Inc.
8.375% due 09/15/20	140	148
United Surgical Partners International, Inc.
9.250% due 05/01/17	300	317
Univision Communications, Inc.
7.875% due 11/01/20 (λ)	180	193
Valeant Pharmaceuticals International
6.750% due 08/15/21 (λ)	750	754
Venoco, Inc.
8.875% due 02/15/19 (λ)	1,125	1,142
Verso Paper Holdings LLC / Verso Paper, Inc.
8.750% due 02/01/19 (λ)	500	522
Series B
11.375% due 08/01/16	350	372
Vertellus Specialties, Inc.
9.375% due 10/01/15 (λ)	250	269
West Corp.
11.000% due 10/15/16	375	408
Weyerhaeuser Co.
7.375% due 10/01/19	375	422
Whiting Petroleum Corp.
6.500% due 10/01/18	375	389
Windstream Corp.
7.875% due 11/01/17	675	733
Wyle Services Corp.
10.500% due 04/01/18 (λ)	200	207
Wyndham Worldwide Corp.
9.875% due 05/01/14	100	118

		93,666

International Debt - 11.9%
Aguila 3 SA
7.875% due 01/31/18 (λ)	240	249
Ardagh Packaging Finance PLC
9.125% due 10/15/20 (λ)	600	659
Ashtead Holdings PLC
8.625% due 08/01/15 (λ)	175	183
Connacher Oil and Gas, Ltd.
10.250% due 12/15/15 (λ)	850	899
FMG Resources August 2006 Pty, Ltd.
7.000% due 11/01/15 (λ)	340	353
6.375% due 02/01/16 (λ)	500	507
Gibson Energy ULC / GEP Midstream Finance Corp.
11.750% due 05/27/14	200	224
Global Crossing, Ltd.
12.000% due 09/15/15	425	488
Harvest Operations Corp.
6.875% due 10/01/17 (λ)	300	312
Ineos Group Holdings PLC
8.500% due 02/15/16 (λ)	925	934
ING Groep NV
5.775% due 12/29/49 (ƒ)	550	489
Intelsat Jackson Holdings SA
11.250% due 06/15/16	550	589
Intelsat Luxembourg SA
11.500% due 02/04/17	513	570
Intelsat Subsidiary Holding Co. SA
8.875% due 01/15/15 (λ)	150	154
Series*
8.875% due 01/15/15	275	283
Midwest Vanadium Pty, Ltd.
11.500% due 02/15/18 (λ)	350	365
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc
8.125% due 02/15/19 (λ)	800	800
Nova Chemicals Corp.
8.375% due 11/01/16	250	274
Novelis, Inc.
8.375% due 12/15/17 (λ)	500	551
NXP BV / NXP Funding LLC
Series EXcH
9.500% due 10/15/15	125	133
Offshore Group Investments, Ltd.
11.500% due 08/01/15 (λ)	600	672
Ono Finance II PLC
10.875% due 07/15/19 (λ)	400	430
Resona Preferred Global Securities Cayman, Ltd.
7.191% due 12/29/49 (ƒ)(λ)	250	255
Royal Bank of Scotland Group PLC
7.648% due 09/30/49 (ƒ)	325	297
Series U
7.640% due 03/29/49 (ƒ)	250	192
Seagate HDD Cayman
7.750% due 12/15/18 (λ)	725	743
Teekay Corp.
8.500% due 01/15/20	200	215
Telesat Canada / Telesat LLC
11.000% due 11/01/15	125	140
Trinidad Drilling, Ltd.
7.875% due 01/15/19 (λ)	500	523

High Yield Bond Fund	23

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
UPC Holding BV
9.875% due 04/15/18 (λ)	350	389
Virgin Media Finance PLC
Series 1
9.500% due 08/15/16	175	202
Wind Acquisition Finance SA
11.750% due 07/15/17 (λ)	300	344
XL Group PLC
Series E
6.500% due 03/29/49 (ƒ)	400	370

		13,788

Total Long-Term Investments (cost $101,866)		107,454

Preferred Stocks - 0.4%

Financials - 0.4%
Citigroup Capital XIII	18,145	491

Total Preferred Stocks (cost $461)		491

Short-Term Investments - 4.7%
SSgA Prime Money Market Fund	5,498,949	5,499

Total Short-Term Investments (cost $5,499)		5,499

Total Investments - 97.8% (identified cost $107,826)		113,444

Other Assets and Liabilities, Net - 2.2%		2,522

Net Assets - 100.0%		115,966

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$93,666	$—	$93,666	80.8
International Debt	—	13,788	—	13,788	11.9
Preferred Stocks	491	—	—	491	0.4
Short-Term Investments	5,499	—	—	5,499	4.7

Total Investments	$5,990	$107,454	$—	$113,444	97.8

Other Assets and Liabilities, Net					2.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

24	High Yield Bond Fund

SSgA
Fixed Income Funds

Notes to Schedules of Investments — February 28, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	The timely payment of interest and principal is guaranteed by the FDIC until 2012.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CDO - Collateralized Debt Obligation
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
TRAINS - Targeted Return Index

Notes to Schedules of Investments	25

SSgA
Fixed Income Funds

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Bond	Intermediate	High Yield
Amounts in thousands	Market Fund	Fund	Bond Fund

Assets
Investments, at identified cost	$44,836	$35,653	$107,826

Investments, at market	46,268	36,329	113,444
Receivables:
Dividends and interest	347	237	2,035
Investments sold	1,215	1,253	4,971
Fund shares sold	3	21	1,160
From Advisor	21	17	1
Prepaid expenses	1	—	9

Total assets	47,855	37,857	121,620

Liabilities
Payables:
Investments purchased	2,812	1,555	5,285
Fund shares redeemed	51	15	285
Accrued fees to affiliates	41	31	56
Other accrued expenses	32	38	28
Daily variation margin on futures contracts	1	2	—

Total liabilities	2,937	1,641	5,654

Net Assets	$44,918	$36,216	$115,966

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$137	$79	$606
Accumulated net realized gain (loss)	(42,441)	(8,066)	(343)
Unrealized appreciation (depreciation) on:
Investments	1,432	676	5,618
Futures contracts	(8)	(9)	—
Shares of beneficial interest	5	4	14
Additional paid-in capital	85,793	43,532	110,071

Net Assets	$44,918	$36,216	$115,966

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class(a)	$8.77	$8.96	$8.43
Net assets	$44,675,220	$36,216,048	$115,966,105
Shares outstanding ($.001 par value)	5,095,442	4,043,912	13,758,298
Net asset value per share: Class R(a)	$8.71	$—	$—
Net assets	$243,111	$—	$—
Shares outstanding ($.001 par value)	27,912	—	—

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

26	Statements of Assets and Liabilities

SSgA
Fixed Income Funds

Statements of Operations — For the Period Ended February 28, 2011 (Unaudited)

	Bond	Intermediate	High Yield
Amounts in thousands	Market Fund	Fund	Bond Fund

Investment Income
Dividends	$—	$—	$12
Dividends from affiliated money market funds	1	1	4
Interest	908	546	2,916

Total investment income	909	547	2,932

Expenses
Advisory fees	68	58	109
Administrative fees	22	21	27
Custodian fees	41	26	33
Distribution fees - Institutional Class	11	31	50
Distribution fees - Class R	— *	—	—
Transfer agent fees	32	18	19
Professional fees	28	27	20
Registration fees	22	12	21
Shareholder servicing fees - Institutional Class	8	17	12
Shareholder servicing fees - Class R	— *	—	—
Trustees’ fees	7	7	7
Insurance fees	1	—	1
Printing fees	8	6	8
Miscellaneous	1	1	1

Expenses before reductions	249	224	308
Expense reductions	(136)	(108)	(35)

Net expenses	113	116	273

Net investment income (loss)	796	431	2,659

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	360	128	2,391
Futures contracts	110	106	—
Credit default swap contracts	—	—	93

Net realized gain (loss)	470	234	2,484

Net change in unrealized appreciation (depreciation) on:
Investments	(897)	(505)	2,600
Futures contracts	(4)	(8)	—

Net change in unrealized appreciation (depreciation)	(901)	(513)	2,600

Net realized and unrealized gain (loss)	(431)	(279)	5,084

Net Increase (Decrease) in Net Assets from Operations	$365	$152	$7,743

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	27

SSgA
Fixed Income Funds

Statements of Changes in Net Assets

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28,	Fiscal Year	February 28,	Fiscal Year	February 28,	Fiscal Year
	2011	Ended August 31,	2011	Ended August 31,	2011	Ended August 31,
Amounts in thousands	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$796	$1,703	$431	$1,106	$2,659	$5,109
Net realized gain (loss)	470	1,624	234	1,731	2,484	7,808
Net change in unrealized appreciation (depreciation)	(901)	779	(513)	44	2,600	(2,307)

Net increase (decrease) in net assets from operations	365	4,106	152	2,881	7,743	10,610

Distributions
From net investment income
Institutional Class	(795)	(1,686)	(421)	(1,125)	(2,423)	(5,232)
Class R	(4)	(7)	—	—	—	—

Net decrease in net assets from distributions	(799)	(1,693)	(421)	(1,125)	(2,423)	(5,232)

Share Transactions
Net increase (decrease) in net assets from share transactions	(814)	2,451	(2,143)	(4,436)	59,248	(5,836)

Total Net Increase (Decrease) in Net Assets	(1,248)	4,864	(2,412)	(2,680)	64,568	(458)

Net Assets
Beginning of period	46,166	41,302	38,628	41,308	51,398	51,856

End of period	$44,918	$46,166	$36,216	$38,628	$115,966	$51,398

Undistributed (overdistributed) net investment income included in net assets	$137	$140	$79	$69	$606	$370

See accompanying notes which are an integral part of the financial statements.

28	Statements of Changes in Net Assets

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SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$		$	$	$
	Net Asset Value,	Net	Net Realized		Total Income	Distributions	Distributions
	Beginning of	Investment	and Unrealized		from	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)		Operations	Investment Income	Realized Gain
Bond Market Fund

Institutional Class
February 28, 2011*	8.86	.15	(.09)		.06	(.15)	—
August 31, 2010	8.39	.33	.47		.80	(.33)	—
August 31, 2009	8.17	.35	.23		.58	(.36)	—
August 31, 2008	9.14	.44	(.99)		(.55)	(.42)	—
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (b)
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)

Class R
February 28, 2011*	8.79	.14	(.08)		.06	(.14)	—
August 31, 2010	8.33	.30	.47		.77	(.31)	—
August 31, 2009	8.12	.33	.22		.55	(.34)	—
August 31, 2008	9.11	.36	(.95)		(.59)	(.40)	—
August 31, 2007	9.78	.47	(.62)		(.15)	(.52)	— (b)
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)

Intermediate Fund

February 28, 2011*	9.00	.10	(.04)		.06	(.10)	—
August 31, 2010	8.59	.24	.41		.65	(.24)	—
August 31, 2009	8.34	.26	.26		.52	(.27)	—
August 31, 2008	9.00	.38	(.64)		(.26)	(.40)	—
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)

High Yield Bond Fund

February 28, 2011*	7.84	.30	.60		.90	(.31)	—
August 31, 2010	7.12	.73	.74		1.47	(.75)	—
August 31, 2009	7.60	.64	(.48)		.16	(.64)	—
August 31, 2008	8.27	.61	(.68)		(.07)	(.60)	—
August 31, 2007	8.31	.60	(.04	)(d)	.56	(.60)	—
August 31, 2006	8.78	.57	(.34	)(d)	.23	(.68)	(.02)

*	For the six months ended February 28, 2011 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $.005 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d)	Includes redemption fees less than $.005 per share.
(e)	Periods less than one year are not annualized.
(f)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

30	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return(e)	(000)	Net(c)(f)	Gross(f)	Net Assets(c)(f)	Turnover Rate(e)

(.15)	8.77	.73	44,675	.50	1.10	3.52	292
(.33)	8.86	9.79	45,903	.50	1.08	3.89	502
(.36)	8.39	7.39	41,151	.50	1.08	4.41	408
(.42)	8.17	(6.14)	52,456	.50	.78	4.96	287
(.50)	9.14	(1.64)	276,017	.50	.61	4.93	368
(.57)	9.78	1.45	354,654	.50	.60	4.62	487

(.14)	8.71	.68	243	.78	1.38	3.23	292
(.31)	8.79	9.43	263	.85	1.43	3.52	502
(.34)	8.33	7.02	151	.68	1.27	4.09	408
(.40)	8.12	(6.62)	12	1.00	1.54	4.23	287
(.52)	9.11	(1.73)	20	.57	.68	4.88	368
(.57)	9.78	1.51	20	.42	.53	4.75	487

(.10)	8.96	.64	36,216	.60	1.15	2.22	339
(.24)	9.00	7.75	38,628	.60	1.15	2.78	538
(.27)	8.59	6.42	41,308	.60	1.84	3.19	414
(.40)	8.34	(2.94)	38,497	.60	1.06	4.42	330
(.46)	9.00	(1.78)	53,499	.60	.87	4.73	511
(.46)	9.62	1.52	88,898	.60	79	4.17	550

(.31)	8.43	11.71	115,966	.75	.85	7.31	146
(.75)	7.84	21.46	51,398	.75	1.01	9.43	294
(.64)	7.12	3.65	51,856	.75	1.06	10.20	289
(.60)	7.60	(.87)	50,365	.75	1.02	7.66	106
(.60)	8.27	6.85	33,919	.75	.99	7.01	95
(.70)	8.31	2.83	50,406	.75	.77	6.74	167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	31

SSgA
Fixed Income Funds

Notes to Financial Statements — February 28, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 28, 2011. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board. Pricing services generally use matrix pricing which take into consideration yield or bond prices of comparable quality, coupon, maturity and type, as well as a “qualified broker quote.” A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At February 28, 2011, none of the Funds’ net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value (“NAV”) per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at “amortized cost”.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale

32	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company, (the “Administrator”), determines that a market quotation is unreliable.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds’ NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds’ securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

Notes to Financial Statements	33

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations

34	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

remains open to examine the Funds’ U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2010, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2015	08/31/2016	08/31/2017	08/31/2018	Total
Bond Market	$2,466,296	$195,353	$40,164,567	$69,818	$42,896,034
Intermediate	1,312,265	746,581	6,235,911	—	8,294,757
High Yield Bond	—	—	2,586,014	—	2,586,014

As of February 28, 2011, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$44,922,053	$35,747,641	$108,002,592

Gross Tax Unrealized Appreciation	1,529,742	682,982	5,571,668
Gross Tax Unrealized Depreciation	(183,533)	(101,164)	(130,361)

Net Unrealized Appreciation (Depreciation)	$1,346,209	$581,818	$5,441,307

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA’s) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Notes to Financial Statements	35

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

36	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty, interest rate risk or credit risk.

The fair values of the Funds Derivative Instruments as shown on the Statement of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2011 were as follows:

(Amounts in thousands)
	Bond Market	Intermediate
	Interest Rate	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$8	$4

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$16	$13

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The High Yield Bond Fund had no derivative instruments as of February 28, 2011.

The effects of Derivative Instruments on the Statement of Operations for the period ended February 28, 2011 were as follows:

(Amounts in thousands)
	Bond Market	Intermediate	High Yield Bond
	Interest Rate	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Credit Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$110	$106	$—
Credit default swap contracts	—	—	93

Total	$110	$106	$93

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$(4)	$(8)	$—

Derivative balances at February 28, 2011 are representative of derivative use throughout the period.

Notes to Financial Statements	37

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 28, 2011, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

	Purchases	Sales
Bond Market	$48,775,854	$48,179,494
Intermediate	43,401,325	38,310,978
High Yield Bond	155,612,475	100,406,799

38	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

US Government and Agencies

For the period ended February 28, 2011, purchases and sales of US Government and Agency obligations, excluding short-term investments and

	Purchases	Sales
Bond Market	$83,034,058	$84,408,672
Intermediate	85,054,407	90,177,281
High Yield Bond	1,368,690	1,373,163

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both the Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the “Distributor”) a wholly-owned subsidiary of State Street Corporation will waive up to 0.70% of the average daily net assets of the distribution and service (12b-1) fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R.

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund’s Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class’ average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2011 was $67,406 for the Institutional Class and $401 for Class R. The total amount of reimbursements for the period ended February 28, 2011 was $66,175 for the Institutional Class and $395 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 28, 2011 was $58,140. The total amount of reimbursements for the period ended February 28, 2011 was $48,690.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 28, 2011 was $31,347. There were no reimbursements for the period ended February 28, 2011.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

Notes to Financial Statements	39

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2011, $8,099,809 of the Central Fund’s net assets represents investments by these Funds, and $4,307,382 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the certain Funds’ advisory fee equal to the advisory fee paid by the Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2011, the total advisory fees waived are as follows:

Amount Paid
Bond Market	$1,381
Intermediate	696
High Yield Bond	4,084

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Bond Market	$5
Intermediate	5
High Yield Bond	52

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of all three of the Investment Company’s U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

40	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule (12b-1) (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder service agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the period ended February 28, 2011, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets
Bond Market	$5,617	$256
Intermediate	4,845	693
High Yield Bond	9,097	203

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or noncontinuance.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule (12b-1) (the “R Plan”) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class’ average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class’ average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2011, the Bond Market Fund Class R paid $67.

Notes to Financial Statements	41

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2011 were as follows:

			High Yield
	Bond Market	Intermediate	Bond
Advisory fees	$10,281	$8,421	$34,042
Administration fees	3,561	3,366	5,217
Custodian Fees	5,824	3,054	2,473
Distribution fees	1,231	2,250	523
Shareholder servicing fees	1,093	2,558	1,954
Transfer agent fees	16,736	9,148	9,528
Trustee fees	2,021	2,057	1,994

	$40,747	$30,854	$55,731

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
	February 28, 2011		August 31, 2010
Bond Market
Institutional Class
Proceeds from shares sold	445	$3,895	1,585	$13,536
Proceeds from reinvestment of distributions	90	792	197	1,681
Payments for shares redeemed	(623)	(5,485)	(1,505)	(12,866)

	(88)	(798)	277	2,351

Class R
Proceeds from shares sold	3	$26	13	$110
Proceeds from reinvestment of distributions	—	4	1	7
Payments for shares redeemed	(5)	(46)	(2)	(17)

	(2)	(16)	12	100

Total net increase (decrease)	(90)	$(814)	289	$2,451

Intermediate

Proceeds from shares sold	746	$6,754	1,272	$11,224
Proceeds from reinvestment of distributions	47	420	129	1,125
Payments for shares redeemed	(1,039)	(9,317)	(1,923)	(16,785)

Total net increase (decrease)	(246)	$(2,143)	(522)	$(4,436)

42	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

High Yield Bond
Proceeds from shares sold	11,289	$93,034	9,182	$70,773
Proceeds from reinvestment of distributions	290	2,345	662	5,026
Payments for shares redeemed	(4,376)	(36,131)	(10,571)	(81,635)

Total net increase (decrease)	7,203	$59,248	(727)	$(5,836)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2011, the Funds did not utilize the Interfund Lending Program.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of February 28, 2011, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.	Dividends

On March 1, 2011, the Funds declared the following dividends from net investment income payable on March 7, 2011 to shareholders of record March 2, 2011.

Net Investment
Income
Bond Market - Institutional Class	$0.0239
Bond Market - Class R	0.0222
Intermediate	0.0175
High Yield Bond	0.0414

Notes to Financial Statements	43

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

On April 1, 2011, the Funds declared the following dividends from net investment income payable on April 7, 2011 to shareholders of record April 4, 2011.

Net Investment
Income
Bond Market - Institutional Class	$0.0289
Bond Market - Class R	0.0270
Intermediate	0.0202
High Yield Bond	0.0512

9.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these

10.	Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

44	Notes to Financial Statements

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — February 28, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	45

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

			Principal Occupation(s)	Number of
	Position(s) Held		During Past 5 Years;	Portfolios in	Other
Name,	with SSgA Funds;	Term	and Other	Fund Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Member Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institutie and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

Diane B. Glossman(2) Born March 9, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since October 2009 Audit Committee Financial Expert Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2003 to Present, Consultant to financial institutions; • 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director and member of the finance committee (2007-2010, President; 2010-2011, Vice President), Bucks County SPCA (animal welfare non-profit); and • Chartered Financial Analyst.	20	None

46	Disclosure of Information about Fund Trustees and Officers

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

				Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• April 2011 to Present, Chairman, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (until April 2011, CEO and President) (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Anne Silverman Community Clinic of Doylestown, PA.	20	None

Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

Disclosure of Information about Fund Trustees and Officers	47

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
•   March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
•   1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
•   1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);
•   September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);
•   1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
•   2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

Henry W. Todd(2) Born May 4, 1947 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until May 30, 2010, Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • Until December 2008, Independent Director, SSgA Cash Management Fund plc (investment company); and • Until July 2005, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.
(2)	Ceased to be a Trustee effective April 28, 2011.

48	Disclosure of Information about Fund Trustees and Officers

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
•   2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
•   March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
•   President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
•   Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);
•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
•   2009 to Present, Global Head of Fund Operations, Russell Investments;
•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company, and Russell Financial Services Company;
•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2010
•   September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and
•   November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

Disclosure of Information about Fund Trustees and Officers	49

SSgA
Fixed Income Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Diane B. Glossman*
Shawn C.D. Johnson
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd*
Officers
James E. Ross, President, Chief Executive Officer and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Sandra G. Richardson, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

*	Ceased to be a Trustee effective April 28, 2011.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

50	Fund Management and Service Providers

FISAR-02/11

INTERNATIONAL EQUITY FUNDS
Emerging Markets Fund
Emerging Markets Fund – Select Class
International Stock Selection Fund
International Stock Selection Fund – Class R

Semiannual Report
February 28, 2011

SSgA Funds
International Equity Funds
Semiannual Report
February 28, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,150.20	$1,018.60
Expenses Paid During Period*	$6.66	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Select Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,151.90	$1,019.74
Expenses Paid During Period*	$5.44	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund	3

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SSgA
Emerging Markets Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 92.2%

Bermuda - 0.7%
Credicorp, Ltd.	179,443	18,025

Brazil - 11.4%
Banco Bradesco SA - ADR (Ñ)	1,096,687	21,473
Banco do Brasil SA	1,008,680	18,036
BR Malls Participacoes SA	1,058,426	10,083
Cia de Bebidas das Americas - ADR	734,090	19,828
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	91,288	4,559
Cia Energetica de Minas Gerais - ADR	370,342	6,244
Cia Paranaense de Energia - ADR	138,875	3,544
Embraer SA (Æ)	511,400	4,306
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	291,462	3,923
MRV Engenharia e Participacoes SA	550,647	4,372
Natura Cosmeticos SA (Æ)	531,900	13,494
OGX Petroleo e Gas Participacoes SA (Æ)	417,600	4,882
PDG Realty SA Empreendimentos e Participacoes	2,687,382	14,682
Petroleo Brasileiro SA - ADR	1,773,912	65,437
Tractebel Energia SA	392,700	6,137
Vale SA Class B - ADR (Ñ)	2,295,015	78,558

		279,558

Cayman Islands - 2.9%
Anta Sports Products, Ltd. (Ñ)	2,721,000	4,353
Chaoda Modern Agriculture Holdings, Ltd. (Ñ)	5,280,000	3,383
China Shanshui Cement Group, Ltd.	2,734,000	2,068
China Shineway Pharmaceutical Group, Ltd. (Ñ)	1,009,000	2,896
ENN Energy Holdings, Ltd.	1,532,000	4,554
Evergrande Real Estate Group, Ltd. (Ñ)	15,120,596	7,106
Golden Eagle Retail Group, Ltd.	1,856,500	4,205
Hengan International Group Co., Ltd.	714,000	5,267
Kingboard Chemical Holdings, Ltd.	660,500	3,507
New Oriental Education & Technology Group - ADR (Æ)	57,878	5,591
Soho China, Ltd. (Ñ)	6,355,500	4,562
Tencent Holdings, Ltd. (Ñ)	859,700	22,740

		70,232

China - 9.0%
Agricultural Bank of China, Ltd. Class H (Æ)	7,836,000	3,884
Air China, Ltd. Class H (Æ)(Ñ)	3,629,300	3,388
Bank of China, Ltd.	50,397,100	26,596
BBMG Corp. Class H (Ñ)	4,041,600	5,387
China BlueChemical, Ltd.	3,154,000	2,442
China Construction Bank Corp. Class H	38,358,169	33,541
China Datang Corp. Renewable Power Co., Ltd. Class H (Æ)	14,397,000	3,938
China Life Insurance Co., Ltd. Class H	1,725,000	6,567
China Petroleum & Chemical Corp. Class H (Ñ)	19,021,000	19,392
China Telecom Corp., Ltd. Class H	9,656,000	5,679
Dongfeng Motor Group Co., Ltd. Class H	4,600,000	7,974
Industrial & Commercial Bank of China	40,574,000	31,155
Inner Mongolia Yitai Coal Co. Class B	619,400	4,235
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,167,000	6,803
PetroChina Co., Ltd. Class H	11,364,000	15,467
PICC Property & Casualty Co., Ltd. Class H (Æ)(Ñ)	5,782,000	7,313
Ping An Insurance Group Co. of China, Ltd. Class H	570,000	5,848
Shanghai Electric Group Co., Ltd. Class H (Ñ)	6,652,000	3,895
Weichai Power Co., Ltd. Class H	1,165,000	7,749
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,944,000	11,774
Zhaojin Mining Industry Co., Ltd. (Ñ)	660,400	2,807
Zhejiang Expressway Co., Ltd. Class H	3,592,000	3,219

		219,053

Colombia - 0.8%
BanColombia SA - ADR (Ñ)	115,489	6,575
Ecopetrol SA	3,899,944	8,109
Grupo de Inversiones Suramericana SA	198,736	3,689

		18,373

Cyprus - 0.3%
Globaltrans Investment PLC - GDR	410,062	6,971

Czech Republic - 1.6%
CEZ AS	365,975	16,806
Komercni Banka AS	67,069	16,160
Telefonica O2 Czech Republic AS	249,135	5,650

		38,616

Emerging Markets Fund	5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Egypt - 1.0%
Commercial International Bank Egypt SAE (ß)	1,094,858	6,110
Egyptian Co. for Mobile Services (ß)	78,504	1,599
Egyptian Financial Group-Hermes Holding (ß)	525,234	2,122
ElSwedy Electric Co. (Æ)(ß)	127,527	892
Ezz Steel (Æ)(ß)	838,288	2,042
National Societe Generale Bank SAE (ß)	21,784	143
Orascom Construction Industries (ß)	138,130	4,797
Orascom Construction Industries - GDR	59,434	2,033
Orascom Hotels & Development (ß)	1	— ±
Orascom Telecom Holding SAE (Æ)(ß)	1,384,549	767
Orascom Telecom Holding SAE - GDR (Æ)	266,880	821
Talaat Moustafa Group (Æ)(ß)	2,288,797	2,286
Telecom Egypt (ß)	757,426	1,857

		25,469

Hong Kong - 3.9%
Agile Property Holdings, Ltd. (Ñ)	4,906,000	6,186
China Mobile, Ltd.	4,305,200	40,382
CNOOC, Ltd.	12,072,500	27,406
COSCO Pacific, Ltd.	1,980,000	3,814
Guangzhou R&F Properties Co., Ltd. (Ñ)	4,418,400	5,923
Lenovo Group, Ltd. (Ñ)	5,792,000	3,503
Shanghai Industrial Holdings, Ltd.	1,224,000	4,385
Shimao Property Holdings, Ltd. (Ñ)	2,570,500	3,512

		95,111

India - 1.0%
ACC, Ltd.	16,183	347
Ambuja Cements, Ltd.	167,612	436
Axis Bank, Ltd.	35,933	967
Bajaj Auto, Ltd.	18,822	528
Dr Reddy’s Laboratories, Ltd.	21,708	741
GAIL India, Ltd.	82,079	773
HDFC Bank, Ltd.	25,392	1,151
Hindalco Industries, Ltd.	316,195	1,407
Hindustan Unilever, Ltd.	147,697	920
Housing Development Finance Corp.	104,799	1,457
ICICI Bank, Ltd.	77,636	1,665
Infosys Technologies, Ltd.	49,607	3,285
ITC, Ltd.	425,531	1,589
Larsen & Toubro, Ltd.	18,713	632
Mahindra & Mahindra, Ltd.	62,910	856
Oil & Natural Gas Corp., Ltd.	109,858	656
Reliance Industries, Ltd.	109,484	2,332
Rural Electrification Corp., Ltd.	64,680	337
Siemens India, Ltd.	21,057	394
State Bank of India	12,175	708
Sun Pharmaceutical Industries, Ltd.	74,975	701
Tata Consultancy Services, Ltd.	66,726	1,637
Tata Motors, Ltd.	36,529	874
Tata Steel, Ltd.	25,235	338

		24,731

Indonesia - 2.5%
Adaro Energy Tbk PT	9,260,000	2,572
Astra International Tbk PT	1,702,620	10,046
Bank Central Asia Tbk PT	6,585,500	4,703
Bank Mandiri Tbk PT	6,149,915	4,043
Bank Rakyat Indonesia Persero Tbk PT	12,120,000	6,457
Bumi Resources Tbk PT	20,538,000	6,985
Charoen Pokphand Indonesia Tbk PT	14,646,000	2,524
Indo Tambangraya Megah PT	626,000	3,243
Indofood Sukses Makmur Tbk PT	7,091,000	3,818
Perusahaan Gas Negara PT	9,837,500	3,959
PT Gudang Garam TBK (Æ)	370,500	1,535
Semen Gresik Persero Tbk PT	5,455,000	5,349
Telekomunikasi Indonesia Tbk PT	6,867,500	5,800

		61,034

Mexico - 4.5%
Alfa SAB de CV Class A	679,200	8,458
America Movil SAB de CV - ADR	754,746	43,338
Coca-Cola Femsa SAB de CV - ADR	34,000	2,484
Compartamos SAB de CV (Æ)	913,700	1,761
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	54,656	1,488
Fomento Economico Mexicano SAB de CV - ADR	159,400	8,963
Grupo Aeroportuario del Pacifico SAB de CV Class B	357,900	1,361
Grupo Financiero Banorte SAB de CV Class O	204,370	928
Grupo Mexico SAB de CV	3,820,479	14,505
Grupo Modelo SAB de CV	385,100	2,330
Grupo Televisa SA - ADR (Æ)	289,018	6,827
Kimberly-Clark de Mexico SAB de CV Class A	739,000	4,302
Mexichem SAB de CV	1,663,500	5,979
Wal-Mart de Mexico SAB de CV (Ñ)	2,696,700	7,714

		110,438

6	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Netherlands - 0.1%
New World Resources NV Class A	160,774	2,548

Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (λ)	418,108	2,598

Peru - 1.0%
Cia de Minas Buenaventura SA - ADR	503,533	23,500

Philippines - 1.5%
Aboitiz Power Corp.	3,045,300	2,012
Alliance Global Group, Inc.	7,626,600	1,995
Ayala Land, Inc.	11,640,800	3,819
Bank of the Philippine Islands	3,208,578	4,096
Energy Development Corp.	35,976,000	4,622
First Philippine Holdings Corp.	1,589,640	1,860
Metro Pacific Investments Corp.	24,087,000	1,895
Metropolitan Bank & Trust - ADR	2,641,178	3,478
Philippine Long Distance Telephone Co. - ADR	130,090	6,463
SM Investments Corp.	443,272	4,688
SM Prime Holdings, Inc.	9,139,000	2,117

		37,045

Poland - 1.5%
Bank Pekao SA	60,558	3,471
KGHM Polska Miedz SA	164,244	10,050
Polski Koncern Naftowy Orlen	468,105	7,442
Powszechna Kasa Oszczednosci Bank Polski SA	759,115	11,113
Powszechny Zaklad Ubezpieczen SA	20,221	2,449
Telekomunikacja Polska SA	406,632	2,451

		36,976

Russia - 12.0%
Federal Hydrogenerating Co. (Æ)	244,481	13
Federal Hydrogenerating Co. JSC (Æ)	37,422,254	1,916
Gazprom OAO - ADR	2,882,464	84,790
IDGC Holding JSC (Æ)	23,129,060	3,994
Lukoil OAO - ADR	396,193	28,205
Lukoil OAO	112,289	7,927
Mechel - ADR (Ñ)	103,848	3,160
MMC Norilsk Nickel OJSC - ADR	944,715	22,815
Mobile Telesystems OJSC - ADR	443,248	8,346
NovaTek OAO - GDR	156,163	20,286
Polymetal JSC (Æ)	178,826	3,386
Polymetal JSC - GDR (Æ)	22,109	417
Rosneft Oil Co. Class T	1,717,896	16,176
RusHydro (Æ)	4,407	23
Sberbank of Russia	10,143,516	35,869
Severstal OAO	566,653	10,768
Sistema JSFC - GDR	415,788	10,598
Surgutneftegas OJSC	5,213,826	6,019
Tatneft - ADR	169,554	7,079
VTB Bank OJSC	6,300,594,917	22,084

		293,871

South Africa - 5.2%
ABSA Group, Ltd. (Ñ)	146,849	2,737
African Bank Investments, Ltd.	266,993	1,373
AngloGold Ashanti, Ltd.	52,088	2,540
Aveng, Ltd.	653,553	3,434
Bidvest Group, Ltd. (Ñ)	172,639	3,868
Exxaro Resources, Ltd. (Ñ)	175,898	3,851
FirstRand, Ltd. (Ñ)	1,849,335	5,203
Gold Fields, Ltd. - ADR (Ñ)	381,478	6,837
Growthpoint Properties, Ltd. (Ñ)	1,381,099	3,366
Impala Platinum Holdings, Ltd. (Ñ)	251,280	7,417
Imperial Holdings, Ltd.	238,900	3,856
Kumba Iron Ore, Ltd. (Ñ)	86,968	5,883
Life Healthcare Group Holdings, Ltd.	1,504,972	3,242
MMI Holdings, Ltd. (Ñ)	682,591	1,593
MTN Group, Ltd. (Ñ)	782,715	13,816
Naspers, Ltd. (Ñ)	69,588	3,997
Remgro, Ltd. (Ñ)	122,575	1,971
Reunert, Ltd.	131,239	1,090
RMB Holdings, Ltd. (Ñ)	862,488	4,762
Royal Bafokeng Platinum, Ltd. (Æ)	208,924	1,896
Sanlam, Ltd.	971,995	3,776
Sappi, Ltd. - ADR (Ñ)	420,059	2,230
Sasol, Ltd. - ADR (Ñ)	275,357	15,067
Shoprite Holdings, Ltd. - ADR	152,293	2,109
Spar Group, Ltd. (The) - ADR	144,013	1,965
Standard Bank Group, Ltd. (Ñ)	447,083	6,412
Steinhoff International Holdings, Ltd. (Æ)(Ñ)	769,148	2,735
Truworths International, Ltd.	346,208	3,171
Vodacom Group, Ltd. - ADR (Ñ)	393,866	4,237
Woolworths Holdings, Ltd.	816,650	3,132

		127,566

South Korea - 14.4%
Daegu Bank, Ltd.	179,290	2,423
Daelim Industrial Co., Ltd.	87,121	7,572
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	157,360	4,810
Dongbu Insurance Co., Ltd.	179,290	7,275
Glovis Co., Ltd.	18,520	2,322
GS Holdings	174,184	10,726
Hana Financial Group, Inc.	263,345	10,500
Hanwha Corp.	101,480	4,001

Emerging Markets Fund	7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Honam Petrochemical Corp.	25,258	6,960
Hyundai Department Store Co., Ltd.	38,532	4,148
Hyundai Heavy Industries Co., Ltd.	40,587	15,643
Hyundai Mobis	91,031	21,172
Hyundai Motor Co.	143,265	22,594
Hyundai Steel Co.	51,422	5,900
Industrial Bank of Korea (Æ)	599,060	8,970
Kangwon Land, Inc. (Æ)	321,420	7,134
KCC Corp.	11,170	3,103
Korea Exchange Bank	465,470	3,765
Korea Zinc Co., Ltd.	9,741	2,883
KT Corp.	305,180	10,572
KT&G Corp.	178,507	9,063
LG Chem, Ltd.	50,402	16,612
LG Corp. Class H	179,272	12,326
LG Household & Health Care, Ltd. (Ñ)	15,917	5,049
POSCO	43,120	17,574
Samsung Electronics Co., Ltd.	101,381	82,908
Samsung Fire & Marine Insurance Co., Ltd.	43,459	8,606
Shinhan Financial Group Co., Ltd.	419,508	17,507
SK Holdings Co., Ltd.	60,829	7,141
SK Telecom Co., Ltd.	67,267	9,715
Woongjin Coway Co., Ltd.	82,560	2,392

		351,366

Taiwan - 8.0%
Acer, Inc.	2,753,112	6,652
Advanced Semiconductor Engineering, Inc.	1,425,914	1,620
Asia Cement Corp.	1,695,888	1,704
Asustek Computer, Inc.	1,053,183	9,575
AU Optronics Corp. (Æ)	5,420,587	4,922
Catcher Technology Co., Ltd.	632,000	2,645
Cathay Financial Holding Co., Ltd.	2,697,532	4,319
China Steel Corp. Class H	4,307,015	4,855
Chinatrust Financial Holding Co., Ltd.	7,252,404	5,683
Chunghwa Telecom Co., Ltd. (Æ)	1,069,082	3,166
Coretronic Corp.	2,095,000	3,358
Delta Electronics, Inc.	736,000	3,063
Far Eastern New Century Corp.	4,413,712	6,866
Farglory Land Development Co., Ltd.	718,000	1,563
First Financial Holding Co., Ltd.	2,662,000	2,174
Formosa Chemicals & Fibre Corp.	538,000	1,832
Formosa Plastics Corp.	4,644,420	15,553
Fubon Financial Holding Co., Ltd.	5,785,684	7,316
HON HAI Precision Industry Co., Ltd. (λ)	3,860,978	14,189
HTC Corp.	458,055	16,535
MediaTek, Inc.	589,078	6,632
Mega Financial Holding Co., Ltd.	3,593,000	2,598
Pegatron Corp. (Æ)	641,073	756
Pou Chen Corp. Class B	4,833,630	4,220
Powertech Technology, Inc.	1,778,242	6,216
Silitech Technology Corp.	570,207	1,447
Taiwan Cooperative Bank	5,758,600	4,351
Taiwan Fertilizer Co., Ltd. Class H	658,000	2,041
Taiwan Mobile Co., Ltd.	1,737,092	3,886
Taiwan Semiconductor Manufacturing Co., Ltd.	11,003,782	26,194
Tripod Technology Corp.	1,390,595	6,186
U-Ming Marine Transport Corp.	773,000	1,539
Uni-President Enterprises Corp.	974,131	1,241
United Microelectronics Corp.	3,235,000	1,684
Wafer Works Corp. (Æ)	1	— ±
Wistron Corp.	3,148,352	5,604
Yuanta Financial Holding Co., Ltd.	4,357,220	2,985

		195,170

Thailand - 3.4%
Advanced Info Service PCL	1,805,667	4,695
Bangkok Bank PCL	1,572,700	8,230
Banpu PCL	341,050	8,098
BEC World PCL	1,146,300	1,256
Charoen Pokphand Foods PCL	6,213,200	4,836
CP ALL PCL	3,851,828	4,913
Glow Energy PCL - GDR	785,500	1,047
Kasikornbank PCL	2,472,100	9,500
Krung Thai Bank PCL	16,011,900	8,589
PTT Aromatics & Refining PCL	1,447,776	1,752
PTT Chemical PCL	708,000	3,335
PTT Exploration & Production PCL	1,279,975	7,535
PTT PCL	1,315,333	14,498
Siam Cement PCL	320,100	3,256
Thai Oil PCL	707,318	1,706

		83,246

Turkey - 4.1%
Akbank TAS	1,854,804	8,678
Anadolu Efes Biracilik Ve Malt Sanayii AS	323,275	4,368
Arcelik AS	956,344	4,438
BIM Birlesik Magazalar AS	140,596	4,423
Haci Omer Sabanci Holding AS	1,500,169	6,024
KOC Holding AS	2,279,187	9,552
Tupras Turkiye Petrol Rafinerileri AS	373,592	9,300
Turk Telekomunikasyon AS	2,213,904	9,860
Turkiye Garanti Bankasi AS	4,010,019	17,758
Turkiye Halk Bankasi AS	893,212	6,481

8	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Turkiye Is Bankasi Class C	3,825,371	11,916
Yapi ve Kredi Bankasi AS (Æ)	2,238,903	6,246

		99,044

United Kingdom - 0.3%
Barclays Bank PLC	10,886	6,363

United States - 1.0%
Southern Copper Corp. (Ñ)	562,315	23,797
X5 Retail Group NV - GDR (Æ)	41,718	1,677

		25,474

Total Common Stocks (cost $1,386,791)		2,252,378

Preferred Stocks - 3.9%

Brazil - 2.8%
Banco do Estado do Rio Grande do Sul	893,783	9,777
Braskem SA (Æ)	806,400	9,829
Investimentos Itau SA	1,688,108	12,317
Itau Unibanco Holding SA	906,137	20,151
Suzano Papel e Celulose SA	679,875	5,807
Ultrapar Participacoes SA	733,600	11,548

		69,429

Russia - 0.3%
Surgutneftegas OJSC	11,994,199	7,083

South Korea - 0.8%
Hyundai Motor Co.	87,303	4,858
Samsung Electronics Co., Ltd.	26,382	14,188

		19,046

Total Preferred Stocks (cost $42,618)		95,558

Certificates of Participation - 3.8%

Netherlands - 1.2%
MSCI Daily Total Return Net Emerging Markets India USD (NDEUSIA) (λ)(Æ) 2011 Warrants	59,547	28,964

Netherlands Antilles - 0.7%
MSCI Daily Trust Net Emerging Markets India USD (Æ) 2012 Warrants	36,020	17,521

United States - 1.9%
MSCI Daily Trust Net Emerging Markets India USD (Æ) 2011 Warrants	90,876	44,725
Tata Motors, Ltd. (λ)(Æ) 2012 Warrants	48,040	1,153

		45,878

Total Certificates of Participation (cost $95,382)		92,363

Short-Term Investments - 0.0%

United States - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)		— ±

Other Securities - 2.0%
State Street Navigator Securities Prime Lending Portfolio (X)	50,063,070	50,063

Total Other Securities (cost $50,063)		50,063

Total Investments - 101.9% (identified cost $1,574,854)		2,490,362

Other Assets and Liabilities, Net - (1.9%)		(46,019)

Net Assets - 100.0%		2,444,343

Emerging Markets Fund	9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Sector Exposure
	% of	Market
	Net	Value
	Assets	$
Consumer Discretionary	6.0	145,168
Consumer Staples	4.8	118,112
Energy	17.1	419,098
Financials	23.9	582,376
Health Care	0.3	7,581
Industrials	5.6	137,676
Information Technology	9.5	231,804
Materials	14.4	350,867
Telecommunication Services	7.9	193,697
Utilities	2.7	65,999
Preferred Stocks	3.9	95,558
Certificates of Participation	3.8	92,363
Short-Term Investments	— *	— ±
Other Securities	2.0	50,063

Total Investments	101.9	2,490,362

Other Assets and Liabilities, Net	(1.9)	(46,019)

	100.0	2,444,343

Index Swap Contracts
						Unrealized
						Appreciation
Fund Receives	Counter	Notional		Fund Pays	Termination	Depreciation)
Underlying Security	Party	Amount		Fixed Rate	Date	$
MSCI GCC Ex Saudi Arabia Index	Goldman Sachs	USD	6,915	Three Month LIBOR- minus 0.05%	11/16/11	(417)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(417)

See accompanying notes which are an integral part of the financial statements.

10	Emerging Markets Fund

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Common Stocks
Bermuda	$18,025	$—	$—	$18,025	0.7
Brazil	279,558	—	—	279,558	11.4
Cayman Islands	70,232	—	—	70,232	2.9
China	219,053	—	—	219,053	9.0
Colombia	18,373	—	—	18,373	0.8
Cyprus	6,971	—	—	6,971	0.3
Czech Republic	38,616	—	—	38,616	1.6
Egypt	2,854	—	22,615	25,469	1.0
Hong Kong	95,111	—	—	95,111	3.9
India	24,731	—	—	24,731	1.0
Indonesia	61,034	—	—	61,034	2.5
Mexico	110,438	—	—	110,438	4.5
Netherlands	2,548	—	—	2,548	0.1
Nigeria	2,598	—	—	2,598	0.1
Peru	23,500	—	—	23,500	1.0
Philippines	37,045	—	—	37,045	1.5
Poland	36,976	—	—	36,976	1.5
Russia	293,871	—	—	293,871	12.0
South Africa	127,566	—	—	127,566	5.2
South Korea	351,366	—	—	351,366	14.4
Taiwan	—	195,170	—	195,170	8.0
Thailand	83,246	—	—	83,246	3.4
Turkey	99,044	—	—	99,044	4.1
United Kingdom	6,363	—	—	6,363	0.3
United States	25,474	—	—	25,474	1.0
Preferred Stocks	95,558	—	—	95,558	3.9
Certificates of Participation	92,363	—	—	92,363	3.8
Short-Term Investments	—	—	—	—	— *
Other Securities	—	50,063	—	50,063	2.0

Total Investments	2,222,514	245,233	22,615	2,490,362	101.9

Other Assets and Liabilities, Net					(1.9)

					100.0

Other Financial Instruments
Index Swap Contracts	—	(417)	—	(417)	— *

Total Other Financial Instruments**	$—	$(417)	$—	$(417)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	11

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SSgA
International Stock Selection Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,264.80	$1,019.84
Expenses Paid During Period*	$5.62	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,261.50	$1,017.60
Expenses Paid During Period*	$8.13	$7.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund	13

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SSgA
International Stock Selection Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 96.0%

Australia - 10.1%
Australia & New Zealand Banking Group, Ltd. - ADR (Ñ)	591,604	14,534
Caltex Australia, Ltd. (Ñ)	672,998	10,792
Coca-Cola Amatil, Ltd. (Ñ)	212,176	2,560
Goodman Group (Ñ)(ö)	6,489,301	4,625
Incitec Pivot, Ltd.	2,076,334	9,281
OZ Minerals, Ltd. (Ñ)	4,700,948	7,754
Rio Tinto, Ltd. - ADR (Ñ)	271,732	23,497
Stockland (Ñ)(ö)	1,638,840	6,341
TABCORP Holdings, Ltd.	815,183	6,316
Wesfarmers, Ltd. (Ñ)	166,813	5,603
Westfield Group	556,202	5,521
Westfield Retail Trust (Ñ)(ö)	556,202	1,512

		98,336

Denmark - 4.6%
Carlsberg A/S Class B	97,656	10,393
Danisco A/S	114,446	14,023
Novo Nordisk A/S Class B	163,077	20,539

		44,955

Finland - 1.0%
UPM-Kymmene OYJ	476,795	9,468

France - 9.9%
BNP Paribas	149,567	11,678
Bouygues SA - ADR	113,613	5,253
Casino Guichard Perrachon SA (Ñ)	73,276	7,177
Credit Agricole SA	697,309	12,240
Havas SA	709,173	4,003
L’Oreal SA	60,243	7,003
PPR	34,329	5,211
Renault SA (Æ)	183,987	11,277
Rhodia SA	229,131	6,594
Schneider Electric SA	106,024	17,542
SCOR SE - ADR	97,852	2,875
Vinci SA (Ñ)	100,501	6,050

		96,903

Germany - 5.9%
Allianz SE	114,236	16,458
Deutsche Lufthansa AG (Æ)	101,101	2,067
Fresenius SE & Co. KGaA	94,825	8,651
Muenchener Rueckversicherungs AG (Ñ)	44,472	7,422
Siemens AG	173,436	23,356

		57,954

Hong Kong - 1.3%
Cathay Pacific Airways, Ltd.	2,978,000	6,921
Swire Pacific, Ltd. Class A	444,500	6,210

		13,131

Italy - 2.7%
Enel SpA	1,962,330	11,693
Finmeccanica SpA	175,073	2,191
Telecom Italia SpA	8,078,390	12,619

		26,503

Japan - 23.6%
Canon, Inc.	68,600	3,304
Chubu Electric Power Co., Inc. (Ñ)	495,700	13,070
Daicel Chemical Industries, Ltd.	1,187,000	8,126
Dainippon Screen Manufacturing Co., Ltd.	956,000	9,232
Daiwa House Industry Co., Ltd.	559,000	7,148
FUJIFILM Holdings Corp.	213,600	7,468
Fujitsu, Ltd.	1,233,000	8,320
Hitachi, Ltd.	1,972,000	11,932
Kao Corp.	58,700	1,579
Kyushu Electric Power Co., Inc. (Ñ)	494,400	11,471
Marubeni Corp.	771,000	5,890
Mitsubishi Corp.	276,800	7,650
Mitsubishi Electric Corp.	1,257,000	14,859
Mitsubishi UFJ Financial Group, Inc.	2,093,300	11,592
Mizuho Financial Group, Inc. (Ñ)	8,635,100	17,734
Nippon Telegraph & Telephone Corp.	231,700	11,301
Nissan Motor Co., Ltd.	642,200	6,555
NTT DoCoMo, Inc.	3,368	6,320
ORIX Corp. (Ñ)	79,630	8,907
Osaka Gas Co., Ltd. (Ñ)	3,309,000	12,580
Sega Sammy Holdings, Inc.	275,800	6,261
Sekisui Chemical Co., Ltd.	500,000	3,930
Sumitomo Electric Industries, Ltd.	449,300	6,563
Sumitomo Mitsui Financial Group, Inc.	465,200	17,543
Toyota Motor Corp.	133,800	6,248
Yahoo! Japan Corp. (Ñ)	15,003	5,639

		231,222

Netherlands - 2.6%
ING Groep NV (Æ)	768,455	9,636
Koninklijke Ahold NV	498,583	6,693
Koninklijke DSM NV	89,750	5,270
Randstad Holding NV (Æ)	63,804	3,440

		25,039

Norway - 1.3%
Marine Harvest ASA (Ñ)	10,865,196	12,757

International Stock Selection Fund	15

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Singapore - 0.8%
Fraser and Neave, Ltd.	553,000	2,439
Singapore Airlines, Ltd.	513,000	5,494

		7,933

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	284,997	3,518
Repsol YPF SA - ADR	577,664	19,395

		22,913

Sweden - 2.9%
Securitas AB Class B	252,170	2,946
Svenska Handelsbanken AB Class A	327,055	11,040
Swedbank AB Class A	815,672	14,360

		28,346

Switzerland - 5.4%
Cie Financiere Richemont SA	151,734	8,680
Credit Suisse Group AG	206,714	9,563
Nestle SA	209,100	11,838
Novartis AG	121,970	6,840
Roche Holding AG	47,191	7,116
Swisscom AG	19,740	8,715

		52,752

United Kingdom - 21.6%
AstraZeneca PLC - ADR	363,216	17,690
Aviva PLC	1,099,047	8,333
BHP Billiton PLC	110,318	4,364
BP PLC	1,563,837	12,577
British American Tobacco PLC	316,099	12,651
BT Group PLC	5,343,043	15,826
Compass Group PLC	528,826	4,758
HSBC Holdings PLC	2,038,983	22,474
Investec PLC	157,369	1,209
Kazakhmys PLC	343,953	8,074
Kingfisher PLC	775,445	3,207
Legal & General Group PLC	7,103,760	13,719
Logica PLC	2,949,442	6,612
Meggitt PLC	704,342	3,873
Next PLC	126,318	4,058
Rexam PLC	1,554,548	9,224
Royal Dutch Shell PLC Class A (Ñ)	1,000,530	35,982
Shire PLC - ADR	466,183	13,194
Tate & Lyle PLC	173,750	1,638
Xstrata PLC	523,192	11,950

		211,413

Total Common Stocks (cost $731,880)		939,625

Preferred Stocks - 3.1%

Germany - 3.1%
ProSiebenSat.1 Media AG Class A	421,268	13,629
Volkswagen AG	96,486	16,364

		29,993

Total Preferred Stocks (cost $16,856)		29,993

Short-Term Investments - 0.0%

United States - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)		— ±

Other Securities - 4.7%
State Street Navigator Securities Prime Lending Portfolio (X)	45,945,440	45,945

Total Other Securities (cost $45,945)		45,945

Total Investments - 103.8% (identified cost $794,681)		1,015,563

Other Assets and Liabilities, Net - (3.8%)		(36,971)

Net Assets - 100.0%		978,592

See accompanying notes which are an integral part of the financial statements.

16	International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands

Sector Exposure
	% of	Market
	Net	Value
	Assets	$
Consumer Discretionary	7.5	73,476
Consumer Staples	9.0	88,311
Energy	10.6	104,362
Financials	26.4	258,311
Health Care	7.6	74,030
Industrials	9.6	93,868
Information Technology	5.4	52,508
Materials	9.3	91,163
Telecommunication Services	5.6	54,781
Utilities	5.0	48,814
Preferred Stocks	3.1	29,993
Short-Term Investments	— *	— ±
Other Securities	4.7	45,946

Total Investments	103.8	1,015,563

Other Assets and Liabilities, Net	(3.8)	(36,971)

	100.0	978,592

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
	Amount		Amount	Settlement	(Depreciation)
Counterparty	Sold		Bought	Date	$
Credit Suisse	DKK	2,886	USD 534	03/01/11	— ±
Credit Suisse	EUR	1,046	USD 1,443	03/02/11	(1)
Credit Suisse	HKD	9,023	USD 1,158	03/02/11	— ±

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1)

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	17

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Common Stocks
Australia	$98,336	$—	$—	$98,336	10.1
Denmark	44,955	—	—	44,955	4.6
Finland	9,468	—	—	9,468	1.0
France	96,903	—	—	96,903	9.9
Germany	57,954	—	—	57,954	5.9
Hong Kong	13,131	—	—	13,131	1.3
Italy	26,503	—	—	26,503	2.7
Japan	231,222	—	—	231,222	23.6
Netherlands	25,039	—	—	25,039	2.6
Norway	12,757	—	—	12,757	1.3
Singapore	7,933	—	—	7,933	0.8
Spain	22,913	—	—	22,913	2.3
Sweden	28,346	—	—	28,346	2.9
Switzerland	52,752	—	—	52,752	5.4
United Kingdom	211,413	—	—	211,413	21.6
Preferred Stocks	29,993	—	—	29,993	3.1
Short-Term Investments	—	—	—	—	— *
Other Securities	—	45,945	—	45,945	4.7

Total Investments	969,618	45,945	—	1,015,563	103.8

Other Assets and Liabilities, Net					(3.8)

					100.0

Other Financial Instruments
Foreign Currency Exchange Contracts	(1)	—	—	(1)	— *

Total Other Financial Instruments**	$(1)	$—	$—	$(1)

*	Less than .05% of net assets
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

18	International Stock Selection Fund

SSgA
International Equity Funds

Notes to Schedules of Investments — February 28, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(Ê)	Adjustable or floating rate security.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(X)	Affiliate; The security is purchased with the cash collateral from the securities loaned.
(ß)	Illiquid security.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CME - Chicago Mercantile Exchange
CVO - Contingent Value Obligation
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro
GBP - British pound sterling	HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
IEP - Irish pundt
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
PEN - Peruvian nouveau sol	PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRY - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

Notes to Schedules of Investments	19

SSgA
International Equity Funds

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Emerging
Amounts in thousands	Markets Fund	International Stock Selection Fund

Assets
Investments, at identified cost	$1,574,854	$794,681

Investments, at market*	2,490,362	1,015,563
Cash (restricted)	2,460	—
Foreign currency holdings**	5,217	995
Receivables:
Dividends and interest	5,619	2,119
Investments sold	9,897	7,098
Fund shares sold	3,760	624
Foreign taxes recoverable	—	1,060
From Advisor	760	591
Prepaid expenses	24	12

Total assets	2,518,099	1,028,062

Liabilities
Payables:
Due to custodian	1,502	931
Investments purchased	161	—
Fund shares redeemed	2,866	1,717
Accrued fees to affiliates	1,958	803
Other accrued expenses	98	72
Deferred tax liability	3,691	—
For interfund lending	13,000	—
Unrealized depreciation on foreign currency exchange contracts	—	1
Unrealized depreciation on index swap contracts	417	—
Payable upon return of securities loaned	50,063	45,946

Total liabilities	73,756	49,470

Net Assets	$2,444,343	$978,592

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(20,856)	$(5,599)
Accumulated net realized gain (loss)	(236,328)	(651,797)
Unrealized appreciation (depreciation) on:
Investments	911,817	220,882
Index swap contracts	(417)	—
Foreign currency-related transactions	47	156
Shares of beneficial interest	112	90
Additional paid-in capital	1,789,968	1,414,860

Net Assets	$2,444,343	$978,592

See accompanying notes which are an integral part of the financial statements.

20	Statements of Assets and Liabilities

SSgA
International Equity Funds

Statements of Assets and Liabilities, continued — February 28, 2011 (Unaudited)

	Emerging
Amounts in thousands	Markets Fund	International Stock Selection Fund

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class (a)	$21.71	$10.86
Net assets	$1,583,150,825	$976,040,376
Shares outstanding ($.001 par value)	72,909,791	89,837,507
Net asset value per share: Class R (a)	$—	$10.80
Net assets	$—	$2,552,085
Shares outstanding ($.001 par value)	—	236,400
Net asset value per share: Select Class(a)	$21.78	$—
Net assets	$861,192,377	$—
Shares outstanding ($.01 par value)	39,534,444	—

Amounts in thousands
*	Securities on loan included in investments	$101,970	$65,455
**	Foreign currency holdings - cost	$5,220	$991
(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	21

SSgA
International Equity Funds

Statements of Operations — For the Period Ended February 28, 2011 (Unaudited)

	Emerging	International Stock
Amounts in thousands	Markets Fund	Selection Fund

Investment Income
Dividends	$19,041	$9,355
Dividends from affiliated money market funds	6	—
Interest	4	1
Securities lending income	281	255
Less foreign taxes withheld	(1,947)	(756)

Total investment income	17,385	8,855

Expenses
Advisory fees	9,593	3,801
Administrative fees	711	282
Custodian fees	1,811	288
Distribution fees - Institutional Class	1,441	1,093
Distribution fees - Class R	—	3
Transfer agent fees	400	194
Professional fees	31	26
Registration fees	38	37
Shareholder servicing fees - Institutional Class	525	171
Shareholder servicing fees - Select Class	123	—
Shareholder servicing fees - Class R	—	5
Trustees’ fees	41	23
Insurance fees	27	13
Printing fees	67	67
Miscellaneous	16	8

Expenses before reductions	14,824	6,011
Expense reductions	(6)	(938)

Net expenses	14,818	5,073

Net investment income (loss)	2,567	3,782

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	145,262	60,723
Futures contracts	—	(246)
Index swap contracts	(374)	—
Foreign currency-related transactions	(490)	1,117

Net realized gain (loss)	144,398	61,594

Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	198,119	187,157
Index swap contracts	634	—
Foreign currency-related transactions	70	120

Net change in unrealized appreciation (depreciation)	198,823	187,277

Net realized and unrealized gain (loss)	343,221	248,871

Net Increase (Decrease) in Net Assets from Operations	$345,788	$252,653

See accompanying notes which are an integral part of the financial statements.

22	Statements of Operations

SSgA
International Equity Funds

Statements of Changes in Net Assets

	Emerging Markets Fund		International Stock Selection Fund
	Six Months		Six Months
	Ended	Fiscal Year	Ended	Fiscal Year
	February 28, 2011	Ended August 31,	February 28, 2011	Ended August 31,
Amounts in thousands	(Unaudited)	2010	(Unaudited)	2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,567	$24,026	$3,782	$24,881
Net realized gain (loss)	144,398	292,692	61,594	20,062
Net change in unrealized appreciation (depreciation)	198,823	121,778	187,277	(49,847)

Net increase (decrease) in net assets from operations	345,788	438,496	252,653	(4,904)

Distributions
From net investment income
Institutional Class	(27,225)	(33,555)	(27,740)	(40,238)
Class R	—	—	(49)	(70)
Select Class	(20,095)	(27,077)	—	—

Net decrease in net assets from distributions	(47,320)	(60,632)	(27,789)	(40,308)

Share Transactions
Net increase (decrease) in net assets from share transactions	(137,195)	(630,847)	(304,390)	(424,228)

Total Net Increase (Decrease) in Net Assets	161,273	(252,983)	(79,526)	(469,440)

Net Assets
Beginning of period	2,283,070	2,536,053	1,058,118	1,527,558

End of period	$2,444,343	$2,283,070	$978,592	$1,058,118

Undistributed (overdistributed) net investment income included in net assets	$(20,856)	$23,897	$(5,599)	$18,408

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	23

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

					$
	$	$	$	$	Distributions	$
	Net Asset Value,	Net	Net Realized	Total Income	from Net	Distributions	$
	Beginning of	Investment	and Unrealized	from	Investment	from Net	Total
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Income	Realized Gain	Distributions
Emerging Markets Fund

Institutional Class
February 28, 2011*	19.20	— (e)	2.89	2.89	(.38)	—	(.38)
August 31, 2010	16.61	.17	2.81	2.98	(.39)	—	(.39)
August 31, 2009	22.72	.27	(4.71)	(4.44)	—	(1.67)	(1.67)
August 31, 2008	28.86	.40	(3.59)	(3.19)	(.92)	(2.03)	(2.95)
August 31, 2007	21.18	.33	8.79	9.12	(.33)	(1.11)	(1.44)
August 31, 2006	17.47	.26	5.00	5.26	(.48)	(1.09)	(1.57)

Select Class
February 28, 2011*	19.28	.02	2.90	2.92	(.42)	—	(.42)
August 31, 2010	16.67	.21	2.82	3.03	(.42)	—	(.42)
August 31, 2009	22.75	.30	(4.71)	(4.41)	—	(1.67)	(1.67)
August 31, 2008	28.89	.46	(3.59)	(3.13)	(.98)	(2.03)	(3.01)
August 31, 2007	21.20	.39	8.79	9.18	(.38)	(1.11)	(1.49)
August 31, 2006(1)	21.48	.20	(.48)	(.28)	—	—	—

International Stock Selection Fund

Institutional Class
February 28, 2011*	8.81	.04	2.27	2.31	(.26)	—	(.26)
August 31, 2010	9.24	.18	(.33)	(.15)	(.28)	—	(.28)
August 31, 2009	11.79	.24	(2.57)	(2.33)	(.22)	—	(.22)
August 31, 2008	14.71	.27	(2.52)	(2.25)	(.33)	(.34)	(.67)
August 31, 2007	12.88	.33	2.05	2.38	(.19)	(.36)	(.55)
August 31, 2006	10.54	.26	2.56	2.82	(.15)	(.33)	(.48)

Class R
February 28, 2011*	8.74	.01	2.26	2.27	(.21)	—	(.21)
August 31, 2010	9.17	.15	(.33)	(.18)	(.25)	—	(.25)
August 31, 2009	11.68	.21	(2.55)	(2.34)	(.17)	—	(.17)
August 31, 2008	14.60	.27	(2.55)	(2.28)	(.30)	(.34)	(.64)
August 31, 2007	12.80	.28	2.01	2.29	(.13)	(.36)	(.49)
August 31, 2006	10.47	.21	2.53	2.74	(.08)	(.33)	(.41)

*	For six months ended February 28, 2011 (Unaudited).
(1)	For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(e)	Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

24	Financial Highlights

SSgA
International Equity Funds

Financial Highlights, continued — For the Periods Ended
For a Share Outstanding Throughout Each Period.

$					%	%	%
Redemption Fees		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
added to		Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Additional		End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Paid-in Capital		Period	Return(b)	(000)	Net(c)(d)	Gross(c)	Net Assets(c)(d)	Turnover Rate(b)

—		21.71	15.02	1,583,151	1.25	1.25	(.03)	27
—		19.20	17.98	1,328,720	1.24	1.24	.87	63
—		16.61	(16.50)	1,453,575	1.20	1.21	1.99	61
—		22.72	(13.53)	1,949,537	1.24	1.25	1.39	42
—	(e)	28.86	45.69	2,582,843	1.25	1.27	1.35	39
.02		21.18	33.09	1,358,140	1.25	1.28	1.29	37

—		21.78	15.19	861,192	1.02	1.02	.19	27
—		19.28	18.24	954,350	1.01	1.02	1.09	63
—		16.67	(16.33)	1,082,478	.98	.99	2.22	61
—		22.75	(13.33)	1,205,196	1.02	1.03	1.64	42
—	(e)	28.89	46.00	1,301,424	1.04	1.06	1.59	39
—	(e)	21.20	(1.30)	546,536	1.06	1.12	2.01	37

—		10.86	26.48	976,040	1.00	1.19	.75	33
—		8.81	(1.85)	1,055,967	1.00	1.17	1.95	83
—		9.24	(19.46)	1,525,020	1.00	1.16	3.04	122
—		11.79	(16.20)	1,823,516	1.00	1.19	1.94	75
—	(e)	14.71	19.07	3,168,823	1.00	1.18	2.29	54
—	(e)	12.88	27.98	1,014,605	1.00	1.20	2.21	60

—		10.80	26.15	2,552	1.45	1.64	.28	33
—		8.74	(2.19)	2,151	1.43	1.60	1.56	83
—		9.17	(19.82)	2,537	1.44	1.60	2.65	122
—		11.68	(16.46)	2,852	1.32	1.51	2.04	75
—	(e)	14.60	18.41	1,135	1.49	1.67	1.95	54
—	(e)	12.80	27.28	265	1.49	1.69	1.77	60

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	25

SSgA
International Equity Funds

Notes to Financial Statements — February 28, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 28, 2011. These financial statements report on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange, are valued at the last sale price or, lacking any sale, at the last reported bid price on the primary exchange in which the security is traded. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value (“NAV”) per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale

26	Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company, (the “Administrator”), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds’ NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds’ securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

Notes to Financial Statements	27

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

28	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2010 the following Fund had a net tax basis capital loss carryover, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2017	08/31/2018	Total
Emerging Markets	$75,079,011	$202,223,396	$377,302,407
International Stock Selection	274,339,098	428,387,874	702,726,972

As of February 28, 2011, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging	International
	Markets	Stock Selection
Cost of Investments for Tax Purposes	$1,602,442,975	$801,188,385

Gross Tax Unrealized Appreciation	926,199,450	216,759,437
Gross Tax Unrealized Depreciation	(38,280,900)	(2,385,301)

Net Unrealized Appreciation (Depreciation)	$887,918,550	$214,374,136

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements	29

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2011. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

	Deferred	Capital
	Tax Liability	Gains Taxes
Emerging Markets	$3,691,077	$413,000

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

30	Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

The fair values of the Funds Derivative Instruments as shown on the Statement of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2011 were as follows:

(Amounts in thousands)
		International Stock
	Emerging Markets	Selection
		Foreign Currency
Derivatives not accounted for as hedging instruments	Equity Contracts	Contracts
Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$— *

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$1
Unrealized depreciation on index swaps contracts	417	—

	$417	$1

The effects of Derivative Instruments on the Statement of Operations for the period ended February 28, 2011 were as follows:

(Amounts in thousands)
			International Stock
	Emerging Markets		Selection
	Equity	Foreign Currency	Equity	Foreign Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$—	$—	$(246)	$—
Foreign Currency-related transactions	—	—	— *	—	*
Index swap contracts	(374)	—	—	—

Total	$—	$—	$(246)	$—	*

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Index swap contracts	$633	$—	$—	$—
Foreign Currency-related transactions	—	(1)	—	17

	$633	$(1)	$—	$17

*	Less than $500.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2011 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of

Notes to Financial Statements	31

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2011, the Emerging Markets Fund and International Stock Selection Fund had no cash collateral balances held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. (“the Advisor”) deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of February 28, 2011, the Emerging Markets Fund had a cash collateral balance in the amount of $2,460,000 in connection with swap contracts purchased (sold).

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

32	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 28, 2011, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$675,046,429	$846,211,095
International Stock Selection	328,678,033	657,236,273

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2011, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
	Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$56,147,174	Pool of US Government and European Government Bonds
International Stock Selection	22,939,120	Pool of US Government and European Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

4.	Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the “Distributor”) which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of Distribution (12b-1) and service fees.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund’s advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). There were no waivers or reimbursements for the Institutional Class or Select Class for the period ended February 28, 2011.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund’s advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class’ average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 28, 2011 was $935,886 for the Institutional Class and $2,124 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 28, 2011.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2011, $200 of the Central Fund’s net assets represents investments by these Funds, and $12,406,991 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the Funds’ advisory fee equal to the advisory fee paid by the Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for

34	Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2011, the total advisory fees waived are as follows:

Amount Paid
Emerging Markets	$5,428
International Stock Selection	334

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets	$677
International Stock Selection	25

Securities Lending

For the period September 1, 2010 through February 28, 2011, State Street earned securities lending agent fees as follows:

Agent
Fees Earned
Emerging Markets	$53,823
International Stock Selection	19,471

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund of the Investment Company with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several

Notes to Financial Statements	35

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2011, each Institutional Class paid the following shareholder servicing expenses to the Agents:

		Global
	State Street	Markets
Emerging Markets	$196,600	$5,640
International Stock Selection	126,399	368

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the plan’s termination or noncontinuance. There were no carryover expenses as of February 28, 2011.

Class R

The Investment Company maintains a distribution plan with respect to the Class R shares pursuant to Rule 12b-1 (the “R Plan”) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund’s average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund’s average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2011, this amounted to $574 for the International Stock Selection Fund.

Select Class

The Investment Company maintains a distribution plan with respect to the Select Class shares pursuant to Rule 12b-1 (the “Select Plan”) under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Funds and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund’s average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 28, 2011.

Under the Select Plan, the Funds have a distribution agreement with the Distributor. For these services, Select Class pays the Distributor 0.025% of the daily net asset value. For the period ended February 28, 2011, this amounted to $123,153 for the Emerging Markets Fund.

36	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2011 were as follows:

	Emerging	International
	Markets	Stock Selection
Advisory fees	$1,424,979	$562,770
Administration fees	99,088	37,601
Custodian Fees	167,107	58,114
Shareholder servicing fees	108,999	17,085
Transfer agent fees	151,342	120,691
Trustee fees	6,007	6,927

	$1,957,522	$803,188

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
	February 28, 2011		August 31, 2010
Emerging Markets
Institutional Class
Proceeds from shares sold	15,595	$342,601	19,491	$365,574
Proceeds from reinvestment of distributions	1,210	26,421	1,731	32,509
Payments for shares redeemed	(13,092)	(285,598)	(39,536)	(738,741)

	3,713	83,424	(18,314)	(340,658)

Select Class
Proceeds from shares sold	1,044	$22,889	8,051	$151,690
Proceeds from reinvestment of distributions	413	9,045	686	12,903
Payments for shares redeemed	(11,422)	(252,553)	(24,169)	(454,782)

	(9,965)	(220,619)	(15,432)	(290,189)

Total net increase (decrease)	(6,252)	$(137,195)	(33,746)	$(630,847)

Notes to Financial Statements	37

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
	February 28, 2011		August 31, 2010

International Stock Selection
Institutional Class
Proceeds from shares sold	4,067	$40,717	23,136	$213,755
Proceeds from reinvestment of distributions	2,787	27,569	4,127	39,843
Payments for shares redeemed	(36,856)	(372,596)	(72,476)	(677,553)

	(30,002)	(304,310)	(45,213)	(423,955)

Class R
Proceeds from shares sold	38	$391	60	$556
Proceeds from reinvestment of distributions	5	49	7	70
Payments for shares redeemed	(53)	(520)	(98)	(899)

	(10)	(80)	(31)	(273)

Total net increase (decrease)	(30,012)	$(304,390)	(45,244)	$(424,228)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2011, Miscellaneous expenses on the Statements of Operations for the Emerging Markets and International Stock Selection Funds include $9,100 and $8,448, respectively, paid under the Interfund Lending Program for the period ended February 28, 2011.

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

38	Notes to Financial Statements

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended February 28, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

9.	Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements	39

SSgA
International Equity Funds

Shareholder Requests for Additional Information — February 28, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

40	Shareholder Requests for Additional Information

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

			Principal Occupation(s)	Number of
	Position(s) Held		During Past 5 Years;	Portfolios in	Other
Name,	with SSgA Funds;	Term	and Other	Fund Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Member Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institutie and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

Diane B. Glossman(2) Born March 9, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since October 2009 Audit Committee Financial Expert Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2003 to Present, Consultant to financial institutions; • 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director and member of the finance committee (2007-2010, President; 2010-2011, Vice President), Bucks County SPCA (animal welfare non-profit); and • Chartered Financial Analyst.	20	None

Disclosure of Information about Fund Trustees and Officers	41

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued  —
February 28, 2011 (Unaudited)

				Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• April 2011 to Present, Chairman, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (until April 2011, CEO and President) (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Anne Silverman Community Clinic of Doylestown, PA	20	None

Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

42	Disclosure of Information about Fund Trustees and Officers

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued  —
February 28, 2011 (Unaudited)

Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
•   March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
•   1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
•   1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);
•   September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);
•   1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
•   2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

Henry W. Todd(2) Born May 4, 1947 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until May 30, 2010, Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • Until December 2008, Independent Director, SSgA Cash Management Fund plc (investment company); and • Until July 2005, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

(2)	Ceased to be a Trustee effective April 28, 2011.

Disclosure of Information about Fund Trustees and Officers	43

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued  —
February 28, 2011 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
•   2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
•   March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
•   President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
•   Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);
•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
•   2009 to Present, Global Head of Fund Operations, Russell Investments;
•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company, and Russell Financial Services Company;
•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2010
•   September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and
•   November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

44	Disclosure of Information about Fund Trustees and Officers

SSgA
International Equity Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Diane B. Glossman*
Shawn C.D. Johnson
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd*
Officers
James E. Ross, President, Chief Executive Officer and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Sandra G. Richardson, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

*	Ceased to be a Trustee effective April 28, 2011.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	45

IESAR-02/11

S&P 500 INDEX FUND

Semiannual Report
February 28, 2011

SSgA Funds
S&P 500 Index Fund
Semiannual Report
February 28, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 This page has been intentionally left blank.

SSgA
S&P 500 Index Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,276.00	$1,023.90
Expenses Paid During Period*	1.02	0.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

S&P 500 Index Fund	3

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 28, 2011 (Unaudited)

% of
Master
Portfolio
Net
Categories	Assets
Consumer Discretionary	10.8
Consumer Staples	9.8
Energy	12.9
Financials	16.1
Health Care	10.3
Industrials	11.2
Information Technology	17.3
Materials	3.7
Telecommunication Services	2.9
Utilities	3.1
U.S. Government	0.2
Warrants	— *
Short-Term Investments	2.0

Total Investments	100.3
Other Assets and Liabilities, Net	(0.3)

100.0

Futures Contracts	— *

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4	S&P 500 Index Fund

SSgA
S&P 500 Index Fund

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

Amounts in thousands

Assets
Investments, at market	$1,302,141
Receivables:
Fund shares sold	2,394
From Advisor	12
Prepaid expenses	13

Total assets	1,304,560

Liabilities
Payables:
Fund shares redeemed	7,014
Accrued fees to affiliates	156
Other accrued expenses	44

Total liabilities	7,214

Net Assets	$1,297,346

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6,140
Accumulated net realized gain (loss)	(238,436)
Unrealized appreciation (depreciation) on:
Investments	592,706
Futures contracts	2,348
Shares of beneficial interest	59
Additional paid-in capital	934,529

Net Assets	$1,297,346

Net Asset Value, offering and redemption price per share:
Net asset value per share(a)	$21.88
Net assets	$1,297,346,467
Shares outstanding ($.001 par value)	59,290,637

(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	5

SSgA
S&P 500 Index Fund

Statements of Operations — For the Period Ended February 28, 2011 (Unaudited)

Amounts in thousands

Investment Income Allocated From Portfolio
Dividends	$13,640
Interest	19
Expenses	(304)

Total investment income allocated from portfolio	13,355

Fund Level Expenses
Administrative fees	175
Custodian fees	8
Distribution fees - Core Class	305
Transfer agent fees - Core Class	105
Professional fees	23
Registration fees	25
Shareholder servicing fees - Core Class	268
Trustees’ fees	25
Insurance fees	15
Printing fees	24
Miscellaneous	5

Expenses before reductions	978
Expense reductions	(65)

Net Fund level expenses	913

Net investment income (loss)	12,442

Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	20,741
Futures contracts	4,217

Net realized gain (loss)	24,958

Net change in unrealized appreciation (depreciation) on:
Investments	287,101
Futures contracts	3,000

Net change in unrealized appreciation (depreciation)	290,101

Net realized and unrealized gain (loss)	315,059

Net Increase (Decrease) in Net Assets from Operations	$327,501

See accompanying notes which are an integral part of the financial statements.

6	Statements of Operations

SSgA
S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011
Amounts in thousands	(Unaudited)	Fiscal Year Ended August 31, 2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,442	$24,278
Net realized gain (loss)	24,958	1,832
Net change in unrealized appreciation (depreciation)	290,101	44,888

Net increase (decrease) in net assets from operations	327,501	70,998

Distributions
From net investment income	(12,781)	(23,890)

Net decrease in net assets from distributions	(12,781)	(23,890)

Share Transactions
Net increase (decrease) in net assets from share transactions	(263,514)	(176,417)

Total Net Increase (Decrease) in Net Assets	51,206	(129,309)

Net Assets
Beginning of period	1,246,140	1,375,449

End of period	$1,297,346	$1,246,140

Undistributed (overdistributed) net investment income included in net assets	$6,140	$6,479

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total Income	Distributions	Distributions
	Beginning of	Investment	and Unrealized	from	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
S&P 500 Index Fund

February 28, 2011*	17.31	.18	4.57	4.75	(.18)	—
August 31, 2010	16.83	.33	.48	.81	(.33)	—
August 31, 2009	21.17	.37	(4.30)	(3.93)	(.41)	—
August 31, 2008	24.33	.45	(3.17)	(2.72)	(.44)	—
August 31, 2007	21.53	.43	2.79	3.22	(.42)	—
August 31, 2006	20.17	.38	1.34	1.72	(.36)	—

*	For the six months ended February 28, 2011 (unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Expense rations include the Fund’s share of the Portfolio’s allocated expenses.
(e)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(f)	Unaudited.

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return(b)	(000)	Net(c)(d)(e)	Gross(c)(d)	Net Assets(c)(d)(e)	Turnover Rate(f)

(.18)	21.88	27.60	1,297,346	.18	.19	1.85	2
(.33)	17.31	4.77	1,246,140	.18	.19	1.84	13
(.41)	16.83	(18.29)	1,375,449	.18	.20	2.45	8
(.44)	21.17	(11.34)	1,530,849	.18	.18	1.89	13
(.42)	24.33	15.07	2,049,906	.16	.16	1.80	12
(.36)	21.53	8.63	1,997,386	.18	.18	1.80	8

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

SSgA
S&P 500 Index Fund

Notes to Financial Statements — February 28, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 28, 2011. This Financial Statement reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 65.21% at February 28, 2011). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

10	Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The level associated with valuing the Fund’s investments for the period ended February 28, 2011, was level one for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Notes to Financial Statements	11

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and the Fund paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2010, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	Total
S&P 500 Index	$61,496,969	$20,170,152	$9,160,101	$10,082,013	$4,992,179	$105,901,414

Each Fund files a U.S. tax return. At February 28, 2011, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it had taken or expects to take in future tax returns. While the statue of limitations remains open to examine the Fund’s U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Investment Transactions

Securities

Net daily increases and decreases in the Fund’s investment in the Master Portfolio aggregated to the following, for the period ended February 28, 2011:

Increases	Decreases
$36,314,950	$310,300,475

12	Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. SSgA Funds Management, Inc. (the “Advisor”) manages the Fund pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund’s advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the reimbursement for the period ended February 28, 2011 was $64,639.

The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company (“State Street”) to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc., and of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the “Distributor”), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several

Notes to Financial Statements	13

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.100%.

For the period ended February 28, 2011, the Fund paid the following shareholder servicing expenses to the Agents:

State Street

$169,037

The Fund did not make any payments to Global Markets, Fiduciary Investors Services or High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund’s responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund’s shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or noncontinuance.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2011 were as follows:

Administration fees	$22,522
Custodian Fees	244
Distribution fees	31,664
Shareholder servicing fees	38,980
Transfer agent fees	58,747
Trustee fees	3,510

$155,667

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
	February 28, 2011		August 31, 2010

Proceeds from shares sold	5,579	$112,909	20,437	$374,282
Proceeds from reinvestment of distributions	638	12,057	1,300	22,949
Payments for shares redeemed	(18,901)	(388,480)	(31,497)	(573,648)

Total net increase (decrease)	(12,684)	$(263,514)	(9,760)	$(176,417)

14	Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

6.	Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2011, the Fund did not utilize the Interfund Lending Program.

7.	Dividends

On March 1, 2011, the Fund declared the following dividend from net investment income payable on March 7, 2011 to shareholders of record March 2, 2011.

Net Investment
Income

$0.1024

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

9.	Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements	15

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2011 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semiannual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

16	Shareholder Requests for Additional Information

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

			Principal Occupation(s)	Number of
	Position(s) Held		During Past 5 Years;	Portfolios in	Other
Name,	with SSgA Funds;	Term	and Other	Fund Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Member Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institutie and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

Diane B. Glossman(2) Born March 9, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since October 2009 Audit Committee Financial Expert Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2003 to Present, Consultant to financial institutions; • 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director and member of the finance committee (2007-2010, President; 2010-2011, Vice President), Bucks County SPCA (animal welfare non-profit); and • Chartered Financial Analyst.	20	None

Disclosure of Information about Fund Trustees and Officers	17

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

				Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• April 2011 to Present, Chairman, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (until April 2011, CEO and President) (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Anne Silverman Community Clinic of Doylestown, PA.	20	None

Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

18	Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
•   March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
•   1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
•   1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);
•   September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);
•   1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
•   2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

Henry W. Todd(2) Born May 4, 1947 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until May 30, 2010, Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • Until December 2008, Independent Director, SSgA Cash Management Fund plc (investment company); and • Until July 2005, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.
(2)	Ceased to be a Trustee effective April 28, 2011.

Disclosure of Information about Fund Trustees and Officers	19

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
•   2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
•   March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
•   President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
•   Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);
•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
•   2009 to Present, Global Head of Fund Operations, Russell Investments;
•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company Russell Trust Company, and Russell Financial Services Company;
•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2010
•   September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and
•   November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

20	Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Diane B. Glossman*
Shawn C.D. Johnson
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd*
Officers
James E. Ross, President, Chief Executive Officer and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Sandra G. Richardson, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

*	Ceased to be a Trustee effective April 28, 2011.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	21

 This page has been intentionally left blank.

State Street Equity 500 Index Portfolio

Portfolio of Investments
February 28, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — 98.1%
Consumer Discretionary — 10.8%
Abercrombie & Fitch Co. Class A	15,046	$863
Amazon.Com, Inc. (a)	56,792	9,842
Apollo Group, Inc. Class A (a)	21,729	983
AutoNation, Inc. (a)	9,763	328
AutoZone, Inc. (a)	4,664	1,203
Bed Bath & Beyond, Inc. (a)	40,645	1,957
Best Buy Co., Inc.	51,719	1,667
Big Lots, Inc. (a)	12,727	522
Cablevision Systems Corp.	41,000	1,511
CarMax, Inc. (a)	38,400	1,358
Carnival Corp.	68,250	2,912
CBS Corp. Class B	107,203	2,558
Coach, Inc.	46,728	2,566
Comcast Corp. Class A	452,748	11,663
D.R. Horton, Inc.	47,976	568
Darden Restaurants, Inc.	22,488	1,060
DeVry, Inc.	10,400	564
Direct TV. Class A (a)	132,977	6,113
Discovery Communications, Inc. Class A (a)	44,500	1,918
eBay, Inc. (a)	182,903	6,128
Expedia, Inc.	34,515	686
Family Dollar Stores, Inc.	21,658	1,085
Ford Motor Co. (a)	599,798	9,027
Fortune Brands, Inc.	26,045	1,611
GameStop Corp. Class A (a)	26,800	535
Gannett Co., Inc.	42,074	695
Gap, Inc.	75,098	1,692
Genuine Parts Co.	26,909	1,418
Goodyear Tire & Rubber Co. (a)	42,357	601
H&R Block, Inc.	52,715	801
Harley-Davidson, Inc.	40,201	1,641
Harman International Industries, Inc.	12,621	614
Hasbro, Inc.	23,225	1,043
Home Depot, Inc.	262,212	9,825
Host Hotels & Resorts, Inc.	104,421	1,921
International Game Technology	47,919	789
Interpublic Group of Cos., Inc. (a)	83,894	1,107
JC Penney Co., Inc.	40,010	1,399
Johnson Controls, Inc.	107,186	4,373
Kohl’s Corp. (a)	46,133	2,486
Lennar Corp. Class A	25,931	523
Limited Brands	46,067	1,475
Lowe’s Cos., Inc.	219,962	5,756
Macy’s, Inc.	72,323	1,729
Marriot International, Inc. Class A	45,050	1,766
Mattel, Inc.	61,276	1,536
McDonald’s Corp.	171,325	12,966
McGraw-Hill, Inc.	48,166	1,863
NetFlix, Inc. (a)	7,400	1,529
Newell Rubbermaid, Inc.	50,693	980
News Corp. Class A	364,209	6,326
NIKE, Inc. Class B	60,852	5,418
Nordstrom, Inc.	25,933	1,174
O’Reilly Automotive, Inc. (a)	22,900	1,273
Omnicom Group, Inc.	47,441	2,415
Polo Ralph Lauren Corp.	11,115	1,408
Priceline.com, Inc. (a)	7,790	3,536
Pulte Homes, Inc. (a)	54,705	377
Radioshack Corp.	20,103	298
Ross Stores, Inc.	20,600	1,484
Scripps Networks Interactive, Inc. Class A	15,435	802
Sears Holdings Corp. (a)	7,474	623
Snap-On, Inc.	9,212	529
Stanley Black & Decker, Inc.	26,007	1,972
Staples, Inc.	114,233	2,433
Starbucks Corp.	117,761	3,884
Starwood Hotels & Resorts Worldwide, Inc.	29,947	1,830
Target Corp.	113,016	5,939
Tiffany & Co.	21,580	1,328
Time Warner Cable, Inc.	56,471	4,076
Time Warner, Inc.	176,891	6,757
TJX Cos., Inc.	62,606	3,122
Urban Outfitters, Inc. (a)	22,000	844
V.F. Corp.	14,793	1,415
Viacom, Inc. Class B	96,122	4,293
Walt Disney Co.	306,945	13,426
Washington Post Co. Class B	960	416
Whirlpool Corp.	12,961	1,069
Wyndham Worldwide Corp.	29,699	929
Wynn Resorts, Ltd.	12,900	1,586
Yum! Brands, Inc.	74,392	3,744

		214,482

Consumer Staples — 9.8%
Altria Group, Inc.	333,799	8,468
Archer-Daniels-Midland Co.	101,324	3,767
Avon Products, Inc.	67,360	1,873
Brown-Forman Corp. Class B	17,755	1,228
Campbell Soup Co.	31,165	1,049
Clorox Co.	23,843	1,616
Coca-Cola Co.	375,111	23,977
Coca-Cola Enterprises, Inc.	57,901	1,523
Colgate-Palmolive Co.	77,001	6,046
ConAgra Foods, Inc.	68,675	1,591
Constellation Brands, Inc. Class A (a)	29,326	596
Costco Wholesale Corp.	68,889	5,152
CVS Caremark Corp.	217,132	7,178
Dean Foods Co. (a)	33,458	353
Dr Pepper Snapple Group, Inc.	38,800	1,399
Estee Lauder Cos., Inc. Class A	19,452	1,836
General Mills, Inc.	101,664	3,776
H.J. Heinz Co.	50,569	2,540
Hormel Foods Corp.	23,600	647
Kellogg Co.	39,935	2,139
Kimberly-Clark Corp.	64,800	4,270
Kraft Foods, Inc. Class A	279,309	8,893
Kroger Co.	100,376	2,299
Lorillard, Inc.	23,461	1,801
McCormick & Co., Inc.	22,753	1,084
Molson Coors Brewing Co., Class B	27,062	1,238
PepsiCo, Inc.	256,654	16,277
Philip Morris International, Inc.	293,299	18,413
Procter & Gamble Co.	452,019	28,500
Reynolds American, Inc.	52,874	1,815
Safeway, Inc.	64,364	1,404
Sara Lee Corp.	100,234	1,716
SuperValu, Inc.	34,848	301
Sysco Corp.	92,509	2,571
The Hershey Company	25,282	1,323
The J.M. Smucker Co.	20,460	1,408
Tyson Foods, Inc., Class A	51,235	955
Wal-Mart Stores, Inc.	317,302	16,493
Walgreen Co.	147,718	6,402
Whole Foods Market, Inc.	25,533	1,495

		195,412

Energy — 12.9%
Anadarko Petroleum Corp.	79,026	6,467
Apache Corp.	61,025	7,605
Baker Hughes, Inc.	68,573	4,872
Cabot Oil & Gas Corp.	17,300	790
Cameron International Corp. (a)	38,100	2,253
Chesapeake Energy Corp.	103,482	3,685
Chevron Corp. (b)	324,946	33,713
ConocoPhillips	237,530	18,497
Consol Energy, Inc.	35,373	1,794
Denbury Resources, Inc. (a)	61,700	1,495
Devon Energy Corp.	68,851	6,296
Diamond Offshore Drilling, Inc.	11,900	931

23

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 28, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — (continued)
Energy — (continued)
El Paso Corp.	109,992	$2,046
EOG Resources, Inc.	40,417	4,539
EQT Corp.	25,500	1,257
ExxonMobil Corp. (b)	813,447	69,574
FMC Technologies, Inc. (a)	18,700	1,759
Halliburton Co.	145,034	6,808
Helmerich & Payne, Inc.	18,600	1,209
Hess Corp.	47,601	4,143
Marathon Oil Corp.	112,977	5,604
Massey Energy Co.	17,500	1,108
Murphy Oil Corp.	32,041	2,356
Nabors Industries, Ltd. (a)	48,204	1,372
National Oilwell Varco, Inc.	66,757	5,312
Newfield Exploration Co. (a)	22,900	1,667
Noble Corp.	42,500	1,900
Noble Energy, Inc.	27,610	2,558
Occidental Petroleum Corp.	131,744	13,434
Peabody Energy Corp.	42,524	2,785
Pioneer Natural Resources Co.	19,800	2,026
QEP Resources, Inc.	29,968	1,185
Range Resources Corp.	27,400	1,488
Rowan Cos., Inc. (a)	19,620	837
Schlumberger, Ltd.	220,458	20,595
Southwestern Energy Co. (a)	54,500	2,152
Spectra Energy Corp.	102,398	2,739
Sunoco, Inc.	20,384	853
Tesoro Corp. (a)	26,365	627
Valero Energy Corp.	89,109	2,511
Williams Cos., Inc.	92,268	2,801

		255,643

Financials — 16.1%
ACE Ltd.	53,800	3,403
AFLAC, Inc.	74,990	4,414
Allstate Corp.	85,006	2,701
American Express Co.	167,364	7,292
American International Group, Inc. (a)	24,133	894
Ameriprise Financial, Inc.	39,107	2,476
AON Corp.	51,947	2,734
Apartment Investment & Management Co. Class A	21,052	540
Assurant, Inc.	18,231	741
AvalonBay Communities, Inc.	14,598	1,767
Bank of America Corp.	1,628,971	23,278
Bank of New York Mellon Corp.	197,985	6,017
BB&T Corp.	109,870	3,032
Berkshire Hathaway, Inc. Class B (a)	279,503	24,395
Boston Properties, Inc.	21,967	2,107
Capital One Financial Corp.	72,463	3,606
CB Richard Ellis Group, Inc. Class A (a)	47,275	1,184
Charles Schwab Corp.	156,893	2,976
Chubb Corp.	48,175	2,923
Cincinnati Financial Corp.	27,114	923
Citigroup, Inc. (a)(b)	4,692,702	21,962
CME Group, Inc.	10,591	3,297
Comerica, Inc.	30,144	1,173
Developers Diversified Realty Corp.	1,532	22
Discover Financial Services	85,205	1,853
E*Trade Financial Corp. (a)	33,931	542
Equity Residential	44,857	2,472
Federated Investors, Inc. Class B	14,870	410
Fifth Third Bancorp	151,116	2,206
First Horizon National Corp. (a)	46,055	530
Franklin Resources, Inc.	22,980	2,887
Genworth Financial, Inc. Class A (a)	83,951	1,111
Goldman Sachs Group, Inc.	82,834	13,567
Hartford Financial Services Group, Inc.	69,797	2,066
HCP, Inc.	60,000	2,280
Health Care REIT, Inc.	24,400	1,274
Hudson City Bancorp, Inc.	89,992	1,035
Huntington Bancshares, Inc.	145,556	996
IntercontinentalExchange, Inc. (a)	12,480	1,600
Invesco Ltd.	72,300	1,941
J.P. Morgan Chase & Co.	631,215	29,471
Janus Capital Group, Inc.	31,407	422
KeyCorp	150,475	1,375
Kimco Realty Corp.	66,369	1,286
Legg Mason, Inc.	26,842	973
Leucadia National Corp.	33,636	1,114
Lincoln National Corp.	54,092	1,716
Loews Corp.	49,731	2,151
M & T Bank Corp.	18,637	1,641
Marsh & McLennan Cos., Inc.	85,653	2,607
Marshall & Ilsley Corp.	86,593	673
Mastercard, Inc. Class A	15,400	3,705
MetLife, Inc.	144,696	6,853
Moody’s Corp.	34,766	1,109
Morgan Stanley	241,630	7,172
NASDAQ OMX Group, Inc. (a)	25,400	727
Northern Trust Corp.	38,006	1,960
NYSE Euronext	44,600	1,650
Paychex, Inc.	50,338	1,693
People’s United Financial, Inc.	63,000	830
PNC Financial Services Group, Inc.	83,717	5,165
Principal Financial Group, Inc.	50,091	1,716
Progressive Corp.	104,301	2,173
ProLogis	88,691	1,442
Prudential Financial, Inc.	77,239	5,085
Public Storage, Inc.	21,987	2,468
Regions Financial Corp.	214,589	1,639
Simon Property Group, Inc.	46,615	5,130
SLM Corp. (a)	82,954	1,229
State Street Corp. (c)	79,725	3,565
SunTrust Banks, Inc.	78,718	2,375
T. Rowe Price Group, Inc.	40,475	2,711
Torchmark Corp.	13,721	895
Total System Services, Inc.	27,675	491
Travelers Cos., Inc.	73,004	4,375
U.S. Bancorp	306,652	8,503
Unum Group	54,229	1,439
Ventas, Inc.	26,800	1,485
Visa, Inc.	77,700	5,676
Vornado Realty Trust	25,614	2,391
Wells Fargo Co.	847,549	27,342
Western Union Co.	103,085	2,267
XL Capital, Ltd. Class A	55,268	1,291
Zions Bancorp	30,453	711

		321,319

Health Care — 10.3%
Abbott Laboratories	250,706	12,059
Aetna, Inc.	62,950	2,352
Allergan, Inc.	48,792	3,619
AmerisourceBergen Corp.	47,186	1,789
Amgen, Inc. (a)	151,136	7,758
Baxter International, Inc.	92,761	4,930
Becton, Dickinson & Co.	36,397	2,912
Biogen Idec, Inc. (a)	37,631	2,574
Boston Scientific Corp. (a)	237,834	1,703
Bristol-Myers Squibb Co.	273,416	7,057
C.R. Bard, Inc.	15,897	1,554
Cardinal Health, Inc.	54,957	2,288
CareFusion Corp. (a)	37,678	1,029
Celgene Corp. (a)	74,818	3,973
Cephalon, Inc. (a)	13,300	749
Cerner Corp. (a)	11,700	1,175
CIGNA Corp.	42,396	1,784
Coventry Health Care, Inc. (a)	26,203	791
Covidien PLC	68,700	3,530
DaVita, Inc. (a)	16,600	1,318

24

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 28, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — (continued)
Health Care — (continued)
Dentsply International, Inc.	24,300	$908
Eli Lilly & Co.	161,775	5,591
Express Scripts, Inc. (a)	83,898	4,717
Forest Laboratories, Inc. (a)	48,802	1,581
Genzyme Corp. (a)	40,992	3,093
Gilead Sciences, Inc. (a)	129,299	5,040
Hospira, Inc. (a)	27,503	1,454
Humana, Inc. (a)	28,807	1,873
Intuitive Surgical, Inc. (a)	6,200	2,033
Johnson & Johnson	443,449	27,245
Laboratory Corp. of America Holdings (a)	17,422	1,570
Life Technologies Corp. (a)	31,887	1,702
McKesson Corp.	40,055	3,176
Mead Johnson Nutrition Co.	32,118	1,922
Medco Health Solutions, Inc. (a)	67,468	4,159
Medtronic, Inc.	172,378	6,881
Merck & Co., Inc.	499,070	16,255
Mylan, Inc. (a)	68,009	1,555
Patterson Cos., Inc.	16,494	551
Pfizer, Inc.	1,293,711	24,891
Quest Diagnostics, Inc.	24,200	1,373
St. Jude Medical, Inc. (a)	57,126	2,735
Stryker Corp.	54,089	3,422
Tenet Healthcare Corp. (a)	73,370	527
UnitedHealth Group, Inc.	175,696	7,481
Varian Medical Systems, Inc. (a)	20,560	1,424
Watson Pharmaceuticals, Inc. (a)	21,446	1,201
Wellpoint, Inc. (a)	62,538	4,157
Zimmer Holdings, Inc. (a)	30,852	1,923

		205,384

Industrials — 11.2%
3M Co.	115,972	10,696
Amphenol Corp. Class A	29,800	1,713
Avery Dennison Corp.	18,488	738
Boeing Co.	117,288	8,446
Caterpillar, Inc.	102,979	10,600
CH Robinson Worldwide, Inc.	26,061	1,887
Cintas Corp.	21,588	607
CSX Corp.	59,438	4,438
Cummins, Inc.	31,358	3,171
Danaher Corp.	85,272	4,315
Deere & Co.	67,637	6,097
Dover Corp.	29,195	1,876
Eaton Corp.	26,595	2,946
Emerson Electric Co.	120,248	7,174
Equifax, Inc.	22,083	789
Expeditors International Washington, Inc.	33,220	1,588
Fastenal Co.	25,200	1,566
FedEx Corp.	50,100	4,510
First Solar, Inc. (a)	9,270	1,366
Flir Systems, Inc.	27,100	875
Flowserve Corp.	9,500	1,187
Fluor Corp.	28,060	1,986
General Dynamics Corp.	60,061	4,572
General Electric Co. (b)	1,719,733	35,977
Goodrich Co.	19,645	1,694
Honeywell International, Inc.	124,581	7,214
Illinois Tool Works, Inc.	78,871	4,267
Ingersoll-Rand PLC	51,100	2,315
Iron Mountain, Inc.	32,200	837
ITT Industries, Inc.	28,692	1,662
Jacobs Engineering Group, Inc. (a)	20,400	1,021
Joy Global, Inc.	16,600	1,617
L-3 Communications Holdings, Inc.	19,303	1,531
Leggett & Platt, Inc.	24,998	576
Lockheed Martin Corp.	46,852	3,709
Masco Corp.	57,123	776
Monster Worldwide, Inc. (a)	22,609	388
Norfolk Southern Corp.	57,655	3,781
Northrop Grumman Corp.	46,311	3,088
PACCAR, Inc.	57,774	2,896
Pall Corp.	19,709	1,071
Parker-Hannifin Corp.	25,403	2,265
Pitney Bowes, Inc.	34,927	879
Precision Castparts Corp.	22,607	3,205
Quanta Services, Inc. (a)	36,800	839
R.R. Donnelley & Sons Co.	36,109	672
Raytheon Co.	57,682	2,954
Republic Services, Inc.	52,503	1,555
Robert Half International, Inc.	23,440	748
Rockwell Automation, Inc.	23,405	2,053
Rockwell Collins, Inc.	26,831	1,729
Roper Industries, Inc.	16,200	1,363
Ryder Systems, Inc.	7,921	379
Southwest Airlines Co.	127,686	1,511
Stericycle, Inc. (a)	14,800	1,279
Textron, Inc.	46,939	1,272
Thermo Fisher Scientific, Inc. (a)	63,024	3,518
Tyco International Ltd.	77,600	3,518
Union Pacific Corp.	78,768	7,515
United Parcel Service, Inc. Class B	160,446	11,841
United Technologies Corp.	149,678	12,504
W.W. Grainger, Inc.	9,969	1,328
Waste Management, Inc.	75,239	2,788

		223,278

Information Technology — 17.3%
Adobe Systems, Inc. (a)	80,457	2,776
Advanced Micro Devices, Inc. (a)	99,186	913
Agilent Technologies, Inc. (a)	54,568	2,296
Akamai Technologies, Inc. (a)	31,124	1,168
Altera Corp.	52,854	2,212
Analog Devices, Inc.	46,869	1,869
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	147,984	52,269
Applied Materials, Inc.	211,707	3,478
Autodesk, Inc. (a)	38,876	1,635
Automatic Data Processing, Inc.	78,317	3,916
BMC Software, Inc. (a)	29,221	1,446
Broadcom Corp. Class A	72,159	2,974
CA, Inc.	63,199	1,566
Cisco Systems, Inc. (a)	897,719	16,662
Citrix Systems, Inc. (a)	29,467	2,067
Cognizant Technology Solutions Corp. Class A (a)	48,184	3,704
Computer Sciences Corp.	26,444	1,273
Compuware Corp. (a)	37,450	422
Corning, Inc.	248,876	5,739
Dell, Inc. (a)	266,550	4,219
Dun & Bradstreet Corp.	8,500	687
Electronic Arts, Inc. (a)	56,700	1,066
EMC Corp. (a)	334,684	9,107
F5 Networks, Inc. (a)	13,800	1,629
Fidelity National Information Services, Inc.	43,277	1,402
Fiserv, Inc. (a)	25,452	1,610
Google, Inc. Class A (a)	40,290	24,714
Harris Corp.	21,900	1,022
Hewlett-Packard Co.	367,216	16,022
Intel Corp.	901,456	19,354
International Business Machines Corp.	200,542	32,464
Intuit, Inc. (a)	43,963	2,312
Jabil Circuit, Inc.	31,651	678
Juniper Networks, Inc. (a)	82,793	3,643
KLA-Tencor Corp.	28,505	1,392
Lexmark International Group, Inc. Class A (a)	12,642	474
Linear Technology Corp.	36,963	1,277
LSI Corp. (a)	105,362	663
McAfee, Inc. (a)	26,300	1,261

25

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 28, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

COMMON STOCKS — (continued)
Information Technology — (continued)
MEMC Electronic Materials, Inc. (a)	36,378	$494
Microchip Technology, Inc.	32,489	1,199
Micron Technology, Inc. (a)	146,362	1,629
Microsoft Corp. (b)	1,215,435	32,306
Molex, Inc.	23,305	651
Motorola Mobility Holdings, Inc. (a)	50,183	1,516
Motorola Solutions, Inc. (a)	52,752	2,038
National Semiconductor Corp.	42,096	652
NetApp, Inc. (a)	57,257	2,958
Novell, Inc. (a)	60,120	353
Novellus Systems, Inc. (a)	15,230	609
NVIDIA Corp. (a)	91,556	2,075
Oracle Corp.	625,462	20,578
PerkinElmer, Inc.	21,118	560
QUALCOMM, Inc.	262,111	15,617
Red Hat, Inc. (a)	31,300	1,292
SAIC, Inc. (a)	50,200	820
Salesforce.com, Inc. (a)	18,600	2,460
SanDisk Corp. (a)	38,867	1,928
Symantec Corp. (a)	122,163	2,203
Tellabs, Inc.	63,030	340
Teradata Corp. (a)	28,920	1,383
Teradyne, Inc. (a)	28,149	524
Texas Instruments, Inc.	187,399	6,673
VeriSign, Inc.	29,421	1,038
Waters Corp. (a)	15,565	1,293
Western Digital Corp. (a)	39,300	1,202
Xerox Corp.	218,801	2,352
Xilinx, Inc.	42,402	1,410
Yahoo!, Inc. (a)	206,619	3,389

		344,923

Materials — 3.7%
Air Products & Chemicals, Inc.	33,909	3,120
Airgas, Inc.	11,300	707
AK Steel Holding Corp.	20,000	320
Alcoa, Inc.	161,349	2,719
Allegheny Technologies, Inc.	17,228	1,156
Ball Corp.	30,124	1,087
Bemis Co., Inc.	18,462	606
CF Industries Holdings, Inc.	12,150	1,717
Cliffs Natural Resources, Inc.	21,200	2,058
Dow Chemical Co.	185,228	6,883
E.I. Du Pont de Nemours & Co.	145,812	8,001
Eastman Chemical Co.	12,204	1,140
Ecolab, Inc.	36,366	1,769
FMC Corp.	12,600	976
Freeport-McMoRan Copper & Gold, Inc. Class B	150,504	7,969
International Flavors & Fragrances, Inc.	13,031	742
International Paper Co.	68,711	1,909
MeadWestvaco Corp.	26,720	784
Monsanto Co.	85,555	6,151
Newmont Mining Corp.	78,406	4,333
Nucor Corp.	49,754	2,386
Owens-Illinois, Inc. (a)	28,000	854
Plum Creek Timber Co., Inc.	27,611	1,159
PPG Industries, Inc.	25,671	2,269
Praxair, Inc.	48,711	4,841
Sealed Air Corp.	27,292	751
Sherwin-Williams Co.	15,296	1,256
Sigma-Aldrich Corp.	20,934	1,337
Titanium Metals Corp. (a)	16,600	315
United States Steel Corp.	24,578	1,413
Vulcan Materials Co.	22,561	1,034
Weyerhaeuser Co.	84,074	2,052

		73,814

Telecommunication Services — 2.9%
American Tower Corp. Class A (a)	63,200	3,410
AT&T, Inc.	954,350	27,084
CenturyTel, Inc.	47,673	1,963
Frontier Communications Corp.	169,844	1,442
JDS Uniphase Corp. (a)	38,023	938
MetroPCS Communications, Inc. (a)	44,800	645
Qwest Communications International, Inc.	273,390	1,865
Sprint Nextel Corp. (a)	469,465	2,052
Verizon Communications, Inc.	457,866	16,904
Windstream Corp.	82,613	1,036

		57,339

Utilities — 3.1%
AES Corp. (a)	102,795	1,272
Ameren Corp.	40,960	1,145
American Electric Power Co., Inc.	75,952	2,718
CenterPoint Energy, Inc.	72,311	1,147
CMS Energy Corp.	37,956	731
Consolidated Edison, Inc.	45,752	2,287
Constellation Energy Group, Inc.	34,214	1,063
Dominion Resources, Inc.	92,262	4,210
DTE Energy Co.	27,684	1,303
Duke Energy Corp.	210,420	3,785
Edison International	51,119	1,898
Entergy Corp.	28,498	2,029
Exelon Corp.	105,221	4,394
FirstEnergy Corp.	66,722	2,555
Integrys Energy Group, Inc.	13,216	647
NextEra Energy, Inc.	66,021	3,662
Nicor, Inc.	7,800	411
NiSource, Inc.	48,582	931
Northeast Utilities	30,100	1,025
NRG Energy, Inc. (a)	42,200	844
Oneok, Inc.	18,600	1,201
Pepco Holdings, Inc.	38,400	719
PG&E Corp.	62,026	2,857
Pinnacle West Capital Corp.	18,560	784
PPL Corp.	75,875	1,929
Progress Energy, Inc.	46,081	2,106
Public Service Enterprise Group, Inc.	79,924	2,614
SCANA Corp.	19,300	781
Sempra Energy	37,686	2,006
Southern Co.	133,643	5,093
TECO Energy, Inc.	34,951	633
Wisconsin Energy Corp.	20,100	1,190
Xcel Energy, Inc.	72,051	1,725

		61,695

TOTAL COMMON STOCKS (Cost $1,154,126)		1,953,289

	Principal
	Amount

U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bill (b)(e)(f) 0.13% due 04/07/11	$3,765	3,764
United States Treasury Bill (b)(e)(f) 0.11% due 03/10/11	350	350

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,114)		4,114

WARRANTS — 0.0%
Financials — 0.0%
American International Group, Inc. exp 01/19/21 (Cost $52) (a)	3,049	35

26

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 28, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

MONEY MARKET FUNDS — 2.0%
AIM Short Term Investment Prime Portfolio	39,703	$39,703
Federated Money Market Obligations Trust	577	577

TOTAL MONEY MARKET FUNDS (Cost $40,280)		40,280

Total Investments (g)† — 100.3% (Identified cost $1,198,572 (h))		1,997,718

Liabilities in Excess of Assets — (0.3)%		(6,519)

Net Assets — 100.0%		$1,991,199

(a) Non-income producing security.
(b) All or part of this security has been designated as collateral for futures contracts.
(c) Affiliated issuer. See table that follows for more information.
(d) Amount is less than $1,000.
(e) Rate represents annualized yield at date of purchase.
(f) Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011 was $856,109 and $56,963, respectively, resulting in net unrealized appreciation of investment of $799,146.
† Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

27

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 28, 2011 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

ASSETS:
INVESTMENTS:
Common Stocks	$1,953,289	$–	$–	$1,953,289
U.S. Government Securities	–	4,114	–	4,114
Money Market Funds	40,280	–	–	40,280
Warrants	35			35
OTHER ASSETS:
Futures contracts	2,843	–	–	2,843

TOTAL ASSETS	$1,996,447	$4,114	$–	$2,000,561

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended February 28, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Derivatives

Futures:  The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market

28

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 28, 2011 (Unaudited)

value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Notional	Unrealized
	of	Value	Appreciation
	Contracts	(000)	(000)

Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 03/2011	737	$46,024	$2,843

Total unrealized appreciation on open futures contracts purchased			$2,843

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended February 28, 2011:

Asset Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$-	$-	$-	$2,843	$-	$-	$2,843

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.
*	Includes cumulative appreciation/ depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the two months ended February 28, 2011, were as follows:

Realized Gain (Loss) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$-	$-	$-	$158	$-	$-	$158

Change in Appreciation (Depreciation) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$-	$-	$-	$3,105	$-	$-	$3,105

The average notional of futures outstanding during the period ended February 28, 2011, was $42,695,194.

29

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)
February 28, 2011 (Unaudited)

Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at February 28, 2011 is listed in the Portfolio of Investments.

						Income Earned
	Number of	Shares Purchased	Shares Sold for	Number of	Value at	for the 2 Months	Realized Loss
Security	Shares Held	for the 2 Months	the 2 Months	Shares Held	2/28/2011	Ended 2/28/2011	on Shares Sold
Description	at 12/31/10	Ended 2/28/2011	Ended 2/28/2011	at 2/28/2011	(000)	(000)	(000)
State Street Corp.	85,825	-	6,100	79,725	$3,565	$-	$(3)

30

SSgA State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
February 28, 2011 (Unaudited)
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,195,858)	$1,994,153
Investments in non-controlled affiliates at market value (identified cost $2,714)	3,565

Total investments at market value (identified cost $1,198,572)	1,997,718
Receivable for investment securities sold	18
Daily variation margin on futures contracts	269
Dividends and interest receivable	4,044

Total assets	2,002,049
Liabilities
Investment securities purchased	5,089
Due to custodian	15
Management fees	72
Payable for withdrawals from portfolio	5,674

Total liabilities	10,850

Net Assets	$1,991,199

31

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State Street Equity 500 Index Portfolio

Portfolio of Investments
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – 93.1%
Consumer Discretionary – 10.3%
Abercrombie & Fitch Co. Class A	15,046	$867
Amazon.Com, Inc.(a)	60,592	10,907
Apollo Group, Inc. Class A(a)	21,729	858
AutoNation, Inc.(a)	9,763	275
AutoZone, Inc.(a)	4,664	1,271
Bed Bath & Beyond, Inc.(a)	44,245	2,175
Best Buy Co., Inc.	56,419	1,935
Big Lots, Inc.(a)	12,727	388
Cablevision Systems Corp.	41,000	1,387
CarMax, Inc.(a)	38,400	1,224
Carnival Corp.	73,550	3,391
CBS Corp. Class B	116,303	2,216
Coach, Inc.	50,628	2,800
Comcast Corp. Class A	476,748	10,474
D.R. Horton, Inc.	47,976	572
Darden Restaurants, Inc.	24,588	1,142
DeVry, Inc.	10,400	499
Direct TV. Class A(a)	142,477	5,689
Discovery Communications, Inc. Class A(a)	48,600	2,027
eBay, Inc.(a)	196,003	5,455
Expedia, Inc.	34,515	866
Family Dollar Stores, Inc.	21,658	1,077
Ford Motor Co.(a)	640,198	10,749
Fortune Brands, Inc.	26,045	1,569
GameStop Corp. Class A(a)	26,800	613
Gannett Co., Inc.	42,074	635
Gap, Inc.	75,098	1,663
Genuine Parts Co.	26,909	1,381
Goodyear Tire & Rubber Co.(a)	42,357	502
H&R Block, Inc.	52,715	628
Harley-Davidson, Inc.	40,201	1,394
Harman International Industries, Inc(a)	12,621	584
Hasbro, Inc.	23,225	1,096
Home Depot, Inc.	280,012	9,817
Host Hotels & Resorts, Inc.	113,821	2,034
International Game Technology	53,619	948
Interpublic Group of Cos., Inc.(a)	83,894	891
JC Penney Co., Inc.	40,010	1,293
Johnson Controls, Inc.	115,186	4,400
Kohl’s Corp.(a)	49,933	2,713
Lennar Corp. Class A	25,931	486
Limited Brands	46,067	1,416
Lowe’s Cos., Inc.	235,762	5,913
Macy’s, Inc.	72,323	1,830
Marriot International, Inc. Class A	49,150	2,042
Mattel, Inc.	61,276	1,558
McDonald’s Corp.	180,525	13,857
McGraw-Hill, Inc.	52,466	1,910
Meredith Corp.	6,189	214
NetFlix, Inc.(a)	7,400	1,300
Newell Rubbermaid, Inc.	50,693	922
News Corp. Class A	390,209	5,681
NIKE, Inc. Class B	65,352	5,582
Nordstrom, Inc.	29,533	1,252
O’Reilly Automotive, Inc.(a)	24,600	1,486
Omnicom Group, Inc.	51,441	2,356
Polo Ralph Lauren Corp.	11,115	1,233
Priceline.com, Inc.(a)	8,390	3,352
Pulte Homes, Inc.(a)	54,705	411
Radioshack Corp.	20,103	372
Ross Stores, Inc.	20,600	1,303
Scripps Networks Interactive, Inc. Class A	15,435	799
Sears Holdings Corp.(a)	7,474	551
Snap-On, Inc.	9,212	521
Stanley Black & Decker, Inc.	28,307	1,893
Staples, Inc.	123,533	2,813
Starbucks Corp.	126,661	4,070
Starwood Hotels & Resorts Worldwide, Inc.	32,547	1,978
Target Corp.	121,016	7,277
Tiffany & Co.	21,580	1,344
Time Warner Cable, Inc.	60,771	4,013
Time Warner, Inc.	189,591	6,099
TJX Cos., Inc.	67,606	3,001
Urban Outfitters, Inc.(a)	22,000	788
V.F. Corp.	14,793	1,275
Viacom, Inc. Class B	103,322	4,093
Walt Disney Co.	323,545	12,136
Washington Post Co. Class B	960	422
Whirlpool Corp.	12,961	1,151
Wyndham Worldwide Corp.	29,699	890
Wynn Resorts, Ltd.	12,900	1,340
Yum! Brands, Inc.	80,092	3,928

		215,263

Consumer Staples – 9.8%
Altria Group, Inc.	356,799	8,784
Archer-Daniels-Midland Co.	109,124	3,282
Avon Products, Inc.	73,360	2,132
Brown-Forman Corp. Class B	17,755	1,236
Campbell Soup Co.	34,065	1,184
Clorox Co.	23,843	1,509
Coca-Cola Co.	396,811	26,098
Coca-Cola Enterprises, Inc.	57,901	1,449
Colgate-Palmolive Co.	82,501	6,631
ConAgra Foods, Inc.	75,175	1,697
Constellation Brands, Inc. Class A(a)	29,326	650
Costco Wholesale Corp.	73,889	5,335
CVS Caremark Corp.	232,232	8,075
Dean Foods Co.(a)	33,458	296
Dr Pepper Snapple Group, Inc.	38,800	1,364
Estee Lauder Cos., Inc. Class A	19,452	1,570
General Mills, Inc.	109,364	3,892
H.J. Heinz Co.	54,769	2,709
Hormel Foods Corp.	11,800	605
Kellogg Co.	43,435	2,219
Kimberly-Clark Corp.	69,700	4,394
Kraft Foods, Inc. Class A	298,509	9,406
Kroger Co.	108,976	2,437
Lorillard, Inc.	25,561	2,097
McCormick & Co., Inc.	22,753	1,059
Molson Coors Brewing Co., Class B	27,062	1,358
PepsiCo, Inc.	270,854	17,695
Philip Morris International, Inc.	309,999	18,144
Procter & Gamble Co.	478,319	30,770
Reynolds American, Inc.	57,774	1,885
Safeway, Inc.	64,364	1,448
Sara Lee Corp.	109,234	1,913
SuperValu, Inc.	34,848	336
Sysco Corp.	100,009	2,940
The Hershey Company	27,282	1,286
The J.M. Smucker Co.	20,460	1,343
Tyson Foods, Inc., Class A	51,235	882
Wal-Mart Stores, Inc.	334,802	18,056
Walgreen Co.	158,218	6,164
Whole Foods Market, Inc.(a)	25,533	1,292

		205,622

Energy – 11.2%
Anadarko Petroleum Corp.	84,726	6,453
Apache Corp.	65,325	7,789
Baker Hughes, Inc.	73,673	4,212
Cabot Oil & Gas Corp.	17,300	655
Cameron International Corp.(a)	41,400	2,100
Chesapeake Energy Corp.	111,782	2,896
Chevron Corp. (b)	343,846	31,376
ConocoPhillips	251,030	17,095
Consol Energy, Inc.	38,573	1,880
Denbury Resources, Inc.(a)	69,800	1,332

See Notes to Financial Statements.

33

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Energy – (continued)
Devon Energy Corp.	73,851	$5,798
Diamond Offshore Drilling, Inc.	11,900	796
El Paso Corp.	120,292	1,655
EOG Resources, Inc.	43,417	3,969
EQT Corp.	25,500	1,143
ExxonMobil Corp. (b)	861,647	63,004
FMC Technologies, Inc.(a)	20,500	1,823
Halliburton Co.	155,434	6,346
Helmerich & Payne, Inc.	18,600	902
Hess Corp.	51,301	3,926
Marathon Oil Corp.	121,277	4,491
Massey Energy Co.	17,500	939
Murphy Oil Corp.	33,441	2,493
Nabors Industries, Ltd.(a)	48,204	1,131
National Oilwell Varco, Inc.	71,657	4,819
Newfield Exploration Co.(a)	22,900	1,651
Noble Energy, Inc.	29,910	2,575
Occidental Petroleum Corp.	138,844	13,620
Peabody Energy Corp.	46,124	2,951
Pioneer Natural Resources Co.	19,800	1,719
QEP Resources, Inc.	29,968	1,088
Range Resources Corp.	27,400	1,232
Rowan Cos., Inc.(a)	19,620	685
Schlumberger, Ltd.	233,158	19,469
Southwestern Energy Co.(a)	59,300	2,220
Spectra Energy Corp.	110,798	2,769
Sunoco, Inc.	20,384	822
Tesoro Corp.(a)	26,365	489
Valero Energy Corp.	96,709	2,236
Williams Cos., Inc.	99,968	2,471

		235,020

Financials – 15.3%
ACE Ltd.	58,000	3,611
AFLAC, Inc.	80,490	4,542
Allstate Corp.	92,006	2,933
American Express Co.	178,964	7,681
American International Group, Inc.(a)	24,133	1,391
Ameriprise Financial, Inc.	42,407	2,441
AON Corp.	56,347	2,593
Apartment Investment & Management Co. Class A	21,052	544
Assurant, Inc.	18,231	702
AvalonBay Communities, Inc.	14,598	1,643
Bank of America Corp.	1,723,371	22,990
Bank of New York Mellon Corp.	211,985	6,402
BB&T Corp.	118,570	3,117
Berkshire Hathaway, Inc. Class B(a)	295,703	23,689
Boston Properties, Inc.	23,967	2,064
Capital One Financial Corp.	78,063	3,322
CB Richard Ellis Group, Inc. Class A(a)	47,275	968
Charles Schwab Corp.	169,493	2,900
Chubb Corp.	52,075	3,106
Cincinnati Financial Corp.	27,114	859
Citigroup, Inc. (a)(b)	4,964,002	23,480
CME Group, Inc.	11,491	3,697
Comerica, Inc.	30,144	1,273
Developers Diversified Realty Corp.	1,532	22
Discover Financial Services	93,105	1,725
E*Trade Financial Corp.(a)	33,931	543
Equity Residential	48,557	2,523
Federated Investors, Inc. Class B	14,870	389
Fifth Third Bancorp	136,116	1,998
First Horizon National Corp.(a)	46,056	543
Franklin Resources, Inc.	24,880	2,767
Genworth Financial, Inc. Class A(a)	83,951	1,103
Goldman Sachs Group, Inc.	87,334	14,686
Hartford Financial Services Group, Inc.	75,997	2,013
HCP, Inc.	55,100	2,027
Health Care REIT, Inc.	20,800	991
Hudson City Bancorp, Inc.	89,992	1,146
Huntington Bancshares, Inc.	118,556	814
IntercontinentalExchange, Inc.(a)	12,480	1,487
Invesco Ltd.	79,000	1,901
J.P. Morgan Chase & Co.	668,015	28,337
Janus Capital Group, Inc.	31,407	407
KeyCorp	150,475	1,332
Kimco Realty Corp.	71,369	1,287
Legg Mason, Inc.	26,842	974
Leucadia National Corp.	33,636	981
Lincoln National Corp.	54,092	1,504
Loews Corp.	54,031	2,102
M & T Bank Corp.	20,437	1,779
Marsh & McLennan Cos., Inc.	92,853	2,539
Marshall & Ilsley Corp.	86,593	599
Mastercard, Inc. Class A	16,500	3,698
MetLife, Inc.	154,896	6,884
Moody’s Corp.	34,766	923
Morgan Stanley	258,530	7,035
NASDAQ OMX Group, Inc.(a)	25,400	602
Northern Trust Corp.	41,406	2,294
NYSE Euronext	44,600	1,337
Paychex, Inc.	55,738	1,723
People’s United Financial, Inc.	63,000	883
PNC Financial Services Group, Inc.	89,817	5,454
Principal Financial Group, Inc.	54,791	1,784
Progressive Corp.	113,401	2,253
ProLogis	88,691	1,281
Prudential Financial, Inc.	82,939	4,869
Public Storage, Inc.	23,887	2,423
Regions Financial Corp.	214,589	1,502
Simon Property Group, Inc.	50,015	4,976
SLM Corp.(a)	82,954	1,044
State Street Corp. (c)	85,825	3,977
SunTrust Banks, Inc.	85,418	2,521
T. Rowe Price Group, Inc.	43,775	2,825
Torchmark Corp.	13,721	820
Total System Services, Inc.	27,675	426
Travelers Cos., Inc.	78,404	4,368
U.S. Bancorp	327,752	8,839
Unum Group	54,229	1,313
Ventas, Inc.	26,800	1,406
Visa, Inc.	83,300	5,863
Vornado Realty Trust	27,814	2,318
Wells Fargo Co.	896,849	27,793
Western Union Co.	112,085	2,081
XL Capital, Ltd. Class A	55,268	1,206
Zions Bancorp	30,453	738

		321,926

Health Care – 9.9%
Abbott Laboratories	264,106	12,653
Aetna, Inc.	68,350	2,085
Allergan, Inc.	52,592	3,612
AmerisourceBergen Corp.	47,186	1,610
Amgen, Inc.(a)	161,436	8,863
Baxter International, Inc.	99,561	5,040
Becton, Dickinson & Co.	39,297	3,321
Biogen Idec, Inc.(a)	40,731	2,731
Boston Scientific Corp.(a)	259,734	1,966
Bristol-Myers Squibb Co.	292,516	7,746
C.R. Bard, Inc.	15,897	1,459
Cardinal Health, Inc.	59,657	2,285
CareFusion Corp.(a)	31,178	801
Celgene Corp.(a)	80,418	4,756
Cephalon, Inc.(a)	13,300	821
Cerner Corp.(a)	11,700	1,108
CIGNA Corp.	47,096	1,727

See Notes to Financial Statements.

34

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Health Care – (continued)
Coventry Health Care, Inc.(a)	26,203	$692
DaVita, Inc.(a)	16,600	1,154
Dentsply International, Inc.	24,300	830
Eli Lilly & Co.	173,375	6,075
Express Scripts, Inc.(a)	90,098	4,870
Forest Laboratories, Inc.(a)	48,802	1,561
Genzyme Corp.(a)	44,292	3,154
Gilead Sciences, Inc.(a)	138,699	5,026
Hospira, Inc.(a)	29,203	1,626
Humana, Inc.(a)	28,807	1,577
Intuitive Surgical, Inc.(a)	6,700	1,727
Johnson & Johnson	469,249	29,023
Laboratory Corp. of America
Holdings(a)	17,422	1,532
Life Technologies Corp.(a)	31,887	1,770
McKesson Corp.	43,255	3,044
Mead Johnson Nutrition Co.	34,918	2,174
Medco Health Solutions, Inc.(a)	72,568	4,446
Medtronic, Inc.	184,578	6,846
Merck & Co., Inc.	526,470	18,974
Mylan, Inc.(a)	74,409	1,572
Patterson Cos., Inc.	16,494	505
Pfizer, Inc.	1,368,711	23,966
Quest Diagnostics, Inc.	24,200	1,306
St. Jude Medical, Inc.(a)	59,626	2,549
Stryker Corp.	58,389	3,135
Tenet Healthcare Corp.(a)	73,370	491
UnitedHealth Group, Inc.	187,996	6,789
Varian Medical Systems, Inc.(a)	20,560	1,424
Watson Pharmaceuticals, Inc.(a)	21,446	1,108
Wellpoint, Inc.(a)	67,238	3,823
Zimmer Holdings, Inc.(a)	33,752	1,812

		207,165

Industrials – 10.5%
3M Co.	122,172	10,543
Amphenol Corp. Class A	29,800	1,573
Avery Dennison Corp.	18,488	783
Boeing Co.	125,388	8,183
Caterpillar, Inc.	108,479	10,160
CH Robinson Worldwide, Inc.	28,361	2,274
Cintas Corp.	21,588	604
CSX Corp.	63,938	4,131
Cummins, Inc.	33,758	3,714
Danaher Corp.	91,672	4,324
Deere & Co.	72,437	6,016
Dover Corp.	31,895	1,864
Eaton Corp.	28,795	2,923
Emerson Electric Co.	128,648	7,355
Equifax, Inc.	22,083	786
Expeditors International Washington, Inc.	36,320	1,983
Fastenal Co.	25,200	1,510
FedEx Corp.	53,800	5,004
First Solar, Inc.(a)	9,270	1,206
Flir Systems, Inc.(a)	27,100	806
Flowserve Corp.	9,500	1,133
Fluor Corp.	30,560	2,025
General Dynamics Corp.	64,561	4,581
General Electric Co. (b)	1,820,633	33,299
Goodrich Co.	21,445	1,889
Honeywell International, Inc.	133,281	7,085
Illinois Tool Works, Inc.	84,771	4,527
Ingersoll-Rand PLC	55,400	2,609
Iron Mountain, Inc.	32,200	805
ITT Industries, Inc.	31,392	1,636
Jacobs Engineering Group, Inc.(a)	22,300	1,023
L-3 Communications Holdings, Inc.	19,303	1,361
Leggett & Platt, Inc.	24,998	569
Lockheed Martin Corp.	50,452	3,527
Masco Corp.	64,323	814
Monster Worldwide, Inc.(a)	22,609	534
Norfolk Southern Corp.	62,055	3,898
Northrop Grumman Corp.	49,911	3,233
PACCAR, Inc.	62,274	3,576
Pall Corp.	19,709	977
Parker-Hannifin Corp.	27,603	2,382
Pitney Bowes, Inc.	34,927	845
Precision Castparts Corp.	24,407	3,398
Quanta Services, Inc.(a)	36,800	733
R.R. Donnelley & Sons Co.	36,109	631
Raytheon Co.	62,282	2,886
Republic Services, Inc.	52,503	1,568
Robert Half International, Inc.	26,540	812
Rockwell Automation, Inc.	24,705	1,772
Rockwell Collins, Inc.	26,831	1,563
Roper Industries, Inc.	16,200	1,238
Ryder Systems, Inc.	7,921	417
Southwest Airlines Co.	127,686	1,657
Stericycle, Inc.(a)	14,800	1,198
Textron, Inc.	46,939	1,110
Thermo Fisher Scientific, Inc.(a)	67,924	3,760
Tyco International Ltd.	83,600	3,464
Union Pacific Corp.	84,268	7,808
United Parcel Service, Inc. Class B	168,946	12,262
United Technologies Corp.	157,778	12,420
W.W. Grainger, Inc.	9,969	1,377
Waste Management, Inc.	81,339	2,999

		221,143

Information Technology – 16.5%
Adobe Systems, Inc.(a)	86,957	2,677
Advanced Micro Devices, Inc.(a)	99,186	811
Agilent Technologies, Inc.(a)	59,168	2,451
Akamai Technologies, Inc.(a)	31,124	1,464
Altera Corp.	52,854	1,881
Analog Devices, Inc.	51,069	1,924
AOL, Inc. (a)(d)	1	—
Apple, Inc.(a)	156,784	50,572
Applied Materials, Inc.	228,307	3,208
Autodesk, Inc.(a)	38,876	1,485
Automatic Data Processing, Inc.	84,317	3,902
BMC Software, Inc.(a)	31,221	1,472
Broadcom Corp. Class A	77,859	3,391
CA, Inc.	67,099	1,640
Cisco Systems, Inc.(a)	947,119	19,160
Citrix Systems, Inc.(a)	32,067	2,194
Cognizant Technology Solutions Corp. Class A(a)	51,884	3,803
Computer Sciences Corp.	26,444	1,312
Compuware Corp.(a)	37,450	437
Corning, Inc.	267,076	5,160
Dell, Inc.(a)	286,950	3,888
Dun & Bradstreet Corp.	8,500	698
Electronic Arts, Inc.(a)	56,700	929
EMC Corp.(a)	352,084	8,063
F5 Networks, Inc.(a)	13,800	1,796
Fidelity National Information Services, Inc.	46,577	1,276
Fiserv, Inc.(a)	25,452	1,490
Google, Inc. Class A(a)	42,590	25,297
Harris Corp.	21,900	992
Hewlett-Packard Co.	387,516	16,314
Intel Corp.	953,156	20,045
International Business Machines Corp.	212,242	31,149
Intuit, Inc.(a)	47,763	2,355
Jabil Circuit, Inc.	31,651	636
Juniper Networks, Inc.(a)	89,393	3,300
KLA-Tencor Corp.	28,505	1,101

See Notes to Financial Statements.

35

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

COMMON STOCKS – (continued)
Information Technology – (continued)
Lexmark International Group, Inc. Class A(a)	12,642	$440
Linear Technology Corp.	39,863	1,379
LSI Corp.(a)	105,362	631
McAfee, Inc.(a)	26,300	1,218
MEMC Electronic Materials, Inc.(a)	36,378	410
Microchip Technology, Inc.	32,489	1,111
Micron Technology, Inc.(a)	146,362	1,174
Microsoft Corp. (b)	1,286,535	35,920
Molex, Inc.	23,305	530
Motorola, Inc.(a)	401,465	3,641
National Semiconductor Corp.	42,096	579
NetApp, Inc.(a)	61,757	3,394
Novell, Inc.(a)	60,120	356
Novellus Systems, Inc.(a)	15,230	492
NVIDIA Corp.(a)	99,256	1,529
Oracle Corp.	661,462	20,704
PerkinElmer, Inc.	21,118	545
QLogic Corp.(a)	17,922	305
QUALCOMM, Inc.	276,411	13,680
Red Hat, Inc.(a)	33,300	1,520
SAIC, Inc.(a)	50,200	796
Salesforce.com, Inc.(a)	20,200	2,666
SanDisk Corp.(a)	40,667	2,028
Symantec Corp.(a)	132,663	2,221
Tellabs, Inc.	63,030	427
Teradata Corp.(a)	28,920	1,190
Teradyne, Inc.(a)	28,149	395
Texas Instruments, Inc.	200,599	6,519
VeriSign, Inc.	29,421	961
Waters Corp.(a)	15,565	1,210
Western Digital Corp.(a)	39,300	1,332
Xerox Corp.	237,001	2,730
Xilinx, Inc.	45,602	1,322
Yahoo!, Inc.(a)	222,719	3,704

		345,332

Materials – 3.6%
Air Products & Chemicals, Inc.	36,609	3,330
Airgas, Inc.	14,300	893
AK Steel Holding Corp.	20,000	327
Alcoa, Inc.	174,549	2,686
Allegheny Technologies, Inc.	17,228	951
Ball Corp.	15,062	1,025
Bemis Co., Inc.	18,462	603
CF Industries Holdings, Inc.	12,150	1,642
Cliffs Natural Resources, Inc.	23,400	1,825
Dow Chemical Co.	198,328	6,771
E.I. Du Pont de Nemours & Co.	156,012	7,782
Eastman Chemical Co.	12,204	1,026
Ecolab, Inc.	39,666	2,000
FMC Corp.	12,600	1,007
Freeport-McMoRan Copper & Gold, Inc. Class B	80,452	9,661
International Flavors & Fragrances, Inc.	13,031	724
International Paper Co.	74,711	2,035
MeadWestvaco Corp.	30,320	793
Monsanto Co.	91,655	6,383
Newmont Mining Corp.	84,206	5,173
Nucor Corp.	53,954	2,364
Owens-Illinois, Inc.(a)	28,000	860
Plum Creek Timber Co., Inc.	27,611	1,034
PPG Industries, Inc.	27,871	2,343
Praxair, Inc.	52,311	4,994
Sealed Air Corp.	27,292	695
Sherwin-Williams Co.	15,296	1,281
Sigma-Aldrich Corp.	20,934	1,393
Titanium Metals Corp.(a)	16,600	285
United States Steel Corp.	24,578	1,436
Vulcan Materials Co.	22,561	1,001
Weyerhaeuser Co.	91,574	1,734

		76,057

Telecommunication Services – 2.9%
American Tower Corp. Class A(a)	68,200	3,522
AT&T, Inc.	1,009,850	29,669
CenturyTel, Inc.	51,773	2,390
Frontier Communications Corp.	169,844	1,653
JDS Uniphase Corp.(a)	38,023	550
MetroPCS Communications, Inc.(a)	44,800	566
Qwest Communications International, Inc.	297,790	2,266
Sprint Nextel Corp.(a)	510,465	2,159
Verizon Communications, Inc.	483,066	17,284
Windstream Corp.	82,613	1,153

		61,212

Utilities – 3.1%
AES Corp.(a)	115,195	1,403
Allegheny Energy, Inc.	28,359	687
Ameren Corp.	40,960	1,155
American Electric Power Co., Inc.	82,052	2,952
CenterPoint Energy, Inc.	72,311	1,137
CMS Energy Corp.	37,956	706
Consolidated Edison, Inc.	49,652	2,461
Constellation Energy Group, Inc.	34,214	1,048
Dominion Resources, Inc.	99,162	4,236
DTE Energy Co.	29,884	1,354
Duke Energy Corp.	226,320	4,031
Edison International	55,719	2,151
Entergy Corp.	30,898	2,188
Exelon Corp.	113,021	4,706
FirstEnergy Corp.	52,107	1,929
Integrys Energy Group, Inc.	13,216	641
NextEra Energy, Inc.	71,021	3,692
Nicor, Inc.	7,800	389
NiSource, Inc.	48,582	856
Northeast Utilities	30,100	960
NRG Energy, Inc.(a)	42,200	825
Oneok, Inc.	18,600	1,032
Pepco Holdings, Inc.	38,400	701
PG&E Corp.	67,026	3,207
Pinnacle West Capital Corp.	18,560	769
PPL Corp.	82,575	2,173
Progress Energy, Inc.	50,081	2,178
Public Service Enterprise Group, Inc.	86,424	2,749
SCANA Corp.	19,300	784
Sempra Energy	40,986	2,151
Southern Co.	143,343	5,480
TECO Energy, Inc.	34,951	622
Wisconsin Energy Corp.	20,100	1,183
Xcel Energy, Inc.	78,651	1,852

		64,388

TOTAL COMMON STOCKS (Cost $1,230,336)		1,953,128

	Principal
	Amount

U.S. GOVERNMENT SECURITIES – 0.2%
United States Treasury Bill (b)(e)(f) 0.08% due 01/20/11	$3,765	3,765
United States Treasury Bill (b)(e)(f) 0.11% due 03/10/11	350	350

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,115)		4,115

See Notes to Financial Statements.

36

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)
December 31, 2010

		Market
		Value
	Shares	(000)

MONEY MARKET FUNDS – 1.6%
AIM Short Term Investment Prime Portfolio	33,049	$33,049
Federated Money Market Obligations Trust	576	576

TOTAL MONEY MARKET FUNDS (Cost $33,625)		33,625

TOTAL INVESTMENTS (g)† – 94.9% (Identified Cost $1,268,076)		1,990,868

Other Assets in Excess of Liabilities – 5.1%		107,269

NET ASSETS – 100.0%		$2,098,137

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

		Notional	Unrealized
	Number of	Value	Appreciation
	Contracts	(000)	(000)

Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 03/2011	637	$39,366	$542

Total unrealized appreciation on open futures contracts purchased			$542

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2010 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for	Number of	Value at	for the twelve months	Realized loss
Security	Number of shares	for the twelve months	the twelve months	shares held	12/31/2010	ended 12/31/2010	on shares sold
Description	held at 12/31/09	ended 12/31/2010	ended 12/31/2010	at 12/31/2010	(000)	(000)	(000)

State Street Corp.	90,925	6,300	11,400	85,825	$3,977	$4	$(225)

See Notes to Financial Statements.

37

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
December 31, 2010
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,265,072)	$1,986,891
Investments in non-controlled affiliates at market value (identified cost $3,004) (Note 4)	3,977

Total investments at market value (identified cost $1,268,076)	1,990,868
Cash	2
Receivable for Investment securities sold	104,961
Dividends and interest receivable	2,433

Total assets	2,098,264
Liabilities
Daily variation margin on futures contracts	47
Management fees (Note 4)	80

Total liabilities	127

Net Assets	$2,098,137

See Notes to Financial Statements.

38

State Street Equity 500 Index Portfolio

Statement of Operations
Year Ended December 31, 2010
(Amounts in thousands)

Investment Income
Interest	$67
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $2)	38,450
Dividend income — non-controlled affiliated issuer	4

Total investment income	38,521

Expenses
Management fees (Note 4)	853

Total expenses	853

Net Investment Income	$37,668

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,628
Investments — non-controlled affiliated issuer	(225)
Futures contracts	5,708

26,111
Net change in net unrealized appreciation (depreciation) on:
Investments	214,090
Futures contracts	(5)

214,085

Net realized and unrealized gain	240,196

Net Increase in Net Assets Resulting from Operations	$277,864

See Notes to Financial Statements.

39

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets
(Amounts in thousands)

	For The Year Ended	For The Year Ended
	December 31, 2010	December 31, 2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$37,668	$38,199
Net realized gain (loss) on investments and futures contracts	26,111	(88,220)
Net change in net unrealized appreciation on investments and futures contracts	214,085	473,395

Net increase in net assets from operations	277,864	423,374

Capital Transactions:
Contributions	241,838	267,641
Withdrawals	(314,951)	(319,837)

Net decrease in net assets from capital transactions	(73,113)	(52,196)

Net Increase in Net Assets	204,751	371,178
Net Assets
Beginning of year	1,893,386	1,522,208

End of year	$2,098,137	$1,893,386

See Notes to Financial Statements.

40

State Street Equity 500 Index Portfolio

Financial Highlights
The following table includes selected supplemental data and ratios to average net assets:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$2,098,137	$1,893,386	$1,522,208	$2,422,377	$2,766,696
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.99%	2.28%	2.30%	1.96%	1.94%
Portfolio turnover rate(a)	12%	19%	14%	12%	10%
Total return(b)	15.08%	26.50%	(37.02)%	5.49%	15.75%

(a)	The portfolio turnover rate excludes in-kind security transactions.
(b)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

41

State Street Equity 500 Index Portfolio

Notes to Financial Statements
December 31, 2010

1. Organization
State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2010, the following Portfolios were in operation: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

42

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)
December 31, 2010

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

ASSETS:
INVESTMENTS:
Common Stocks	$1,953,128	$–	$–	$1,953,128
U.S. Government Securities	–	4,115	–	4,115
Money Market Funds	33,625	–	–	33,625
OTHER ASSETS:
Futures contracts	542	–	–	542

TOTAL ASSETS	$1,987,295	$4,115	$–	$1,991,410

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the year ended December 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes:  The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2010, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2010, the book cost of investments was $1,268,075,887 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $791,849,304 and $69,056,837 respectively, resulting in net appreciation of $722,792,467 for all securities as computed on a federal income tax basis.

Futures:  The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

43

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)
December 31, 2010

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2010:

Asset Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk*	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$542	$–	$–	$542

(1)  Portfolio of Investments: Unrealized appreciation of futures contracts.

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended December 31, 2010, were as follows:

Realized Gain (Loss)(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$5,708	$–	$–	$5,708

Change in Appreciation (Depreciation)(2) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$–	$–	$–	$(5)	$–	$–	$(5)

(1)  Statement of Operations location: Net realized gain (loss) on: Futures contracts

(2)  Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the year ended December 31, 2010, was $51,379,065.

Use of estimates:  The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. Securities Transactions
For the year ended December 31, 2010, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $217,471,983 and $339,764,058 respectively.

4. Related Party Fees and Transactions
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2010 is listed in the Portfolio of Investments.

44

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)
December 31, 2010

5. Trustees’ Fees
Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.

6. Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

45

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, a portfolio of State Street Master Funds, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2011

46

SSgA State Street Equity 500 Index Portfolio

General Information
December 31, 2010 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2010 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.90 trillion in assets under management as of September 30, 2010, including over $183.40 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees noted that, in view of the investment objective of the Portfolio and the available data, the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance of the Portfolio was acceptable.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to State Street Global Markets LLC (“SSGM”), also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2010, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense

47

State Street Equity 500 Index Portfolio

General Information (continued)
December 31, 2010 (Unaudited)

ratio were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser. They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street were significantly higher than the fees paid by the Portfolio and, indirectly, by the feeder fund. As to fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by the Adviser, the Trustees noted that these were generally lower than those paid by the Portfolio; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to the other two types of clients. The Trustees determined that, in light of these significant differences, in both cases the fees were of doubtful utility for purposes of comparison with that of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Board determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee level reflects such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

48

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – present); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1994 – 2008).	22	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1998 – present); Chief Executive Officer, IEmily.com (internet company) (2000 – 2001): Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993-2009; Director, IEmily.com, Inc. 2000 – present; and Trustee, National Osteoporosis Foundation 2005 – 2008
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 – 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002 – 2007

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

49

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(‘‘DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Interested Trustees(1)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust

Officers

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Vice President, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—
Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—
Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1997.	—	—
Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 – present) with which he has been affiliated with since 1999.	—	—
David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—

Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009 – present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008 – 2009); Partner, Pricewaterhouse Coopers, LLP (1999 – 2008)	—	—

*  The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

50

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross
Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Custodian
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

SSgA State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ISAR-02/11

EQUITY FUNDS
Disciplined Equity Fund
Small Cap Fund
Small Cap Fund – Class R
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund

Semiannual Report
February 28, 2011

SSgA Funds
Equity Funds
Semiannual Report
February 28, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds. This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Disciplined Equity Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,285.30	$1,021.57
Expenses Paid During Period*	$3.68	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Disciplined Equity Fund	3

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SSgA
Disciplined Equity Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.0%

Consumer Discretionary - 10.9%
Advance Auto Parts, Inc. (Ñ)	509	32
Amazon.com, Inc. (Æ)	31	5
Apollo Group, Inc. Class A (Æ)	270	12
Autoliv, Inc.	10	1
Bed Bath & Beyond, Inc. (Æ)	834	40
CBS Corp. Class B	1,310	31
Coach, Inc.	174	10
Comcast Corp. Class A	3,124	80
Darden Restaurants, Inc. (Ñ)	745	35
DISH Network Corp. Class A (Æ)	471	11
Dollar Tree, Inc. (Æ)	22	1
Expedia, Inc. (Ñ)	1,238	25
Ford Motor Co. (Æ)(Ñ)	3,923	59
Gap, Inc. (The) (Ñ)	850	19
Home Depot, Inc.	115	4
Interpublic Group of Cos., Inc. (The)	61	1
Kohl’s Corp.	10	— ±
Lear Corp.	160	17
Liberty Media Corp. - Interactive (Æ)	525	8
Limited Brands, Inc.	1,235	40
Lowe’s Cos., Inc.	766	20
Macy’s, Inc.	1,778	42
McDonald’s Corp. (Ñ)	208	16
McGraw-Hill Cos., Inc. (The) (Ñ)	95	4
Newell Rubbermaid, Inc. (Ñ)	60	1
News Corp. Class A	3,305	57
Penn National Gaming, Inc. (Æ) (Ñ)	220	8
Starbucks Corp.	910	30
Target Corp.	804	42
Time Warner, Inc. (Ñ)	1,639	63
TJX Cos., Inc.	498	25
TRW Automotive Holdings Corp. (Æ)	611	35
Viacom, Inc. Class A	216	10
Walt Disney Co. (The)	366	16
Washington Post Co. (The) Class B (Ñ)	59	26
Whirlpool Corp. (Ñ)	137	11
Yum! Brands, Inc.	20	1

		838

Consumer Staples - 10.5%
Altria Group, Inc.	210	5
BJ’s Wholesale Club, Inc. (Æ)	16	1
Coca-Cola Co. (The)	1,586	101
Coca-Cola Enterprises, Inc.	1,546	41
Corn Products International, Inc.	450	22
Dr Pepper Snapple Group, Inc.	136	5
General Mills, Inc.	620	23
Herbalife, Ltd. (Ñ)	252	20
JM Smucker Co. (The) (Ñ)	207	14
Kimberly-Clark Corp.	33	2
Kroger Co. (The)	1,779	41
Lorillard, Inc. (Ñ)	558	43
Molson Coors Brewing Co. Class B	516	24
PepsiCo, Inc.	479	30
Philip Morris International, Inc.	1,636	103
Procter & Gamble Co. (The)	2,134	135
Reynolds American, Inc. (Ñ)	110	4
Tyson Foods, Inc. Class A	2,041	38
Walgreen Co. (Ñ)	1,419	61
Wal-Mart Stores, Inc.	1,816	94

		807

Energy - 12.9%
Chevron Corp.	1,581	164
ConocoPhillips	437	34
El Paso Corp. (Ñ)	2,474	46
Exxon Mobil Corp.	3,559	304
Halliburton Co. (Ñ)	392	18
Hess Corp.	605	53
Marathon Oil Corp.	831	41
National Oilwell Varco, Inc.	409	33
Newfield Exploration Co. (Æ)	323	23
Occidental Petroleum Corp.	164	17
Oil States International, Inc. (Æ)	530	39
Patterson-UTI Energy, Inc. (Ñ)	36	1
Peabody Energy Corp.	459	30
Schlumberger, Ltd.	456	43
SEACOR Holdings, Inc. (Ñ)	288	27
Valero Energy Corp.	1,094	31
Whiting Petroleum Corp. (Æ)	550	36
Williams Cos., Inc. (The)	1,622	49

		989

Financials - 15.6%
Aflac, Inc.	14	1
Allied World Assurance Co. Holdings, Ltd. (Ñ)	103	6
American National Insurance Co. (Ñ)	15	1
Ameriprise Financial, Inc.	747	47
Annaly Capital Management, Inc. (ö)	738	13
Aspen Insurance Holdings, Ltd.	8	— ±
Assurant, Inc. (Ñ)	20	1
Axis Capital Holdings, Ltd.	417	15
Bank of America Corp.	8,421	120
Berkshire Hathaway, Inc. Class B (Æ)	979	86
Brandywine Realty Trust (Ñ)(ö)	654	8
Capital One Financial Corp. (Ñ)	346	17
Chimera Investment Corp. (Ñ)(ö)	4,296	19
Citigroup, Inc. (Æ)	14,943	70
CommonWealth REIT (ö)	583	17

Disciplined Equity Fund	5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Discover Financial Services	1,990	43
East West Bancorp, Inc.	30	1
Endurance Specialty Holdings, Ltd. (Ñ)	228	11
Fidelity National Financial, Inc. Class A	490	7
First Citizens BancShares, Inc. Class A	5	1
Franklin Resources, Inc.	85	11
Goldman Sachs Group, Inc. (The)	297	49
HCC Insurance Holdings, Inc.	180	6
Hospitality Properties Trust (ö)	480	11
Invesco, Ltd. (Ñ)	1,104	30
JPMorgan Chase & Co.	3,115	145
KeyCorp (Ñ)	3,170	29
Lazard, Ltd. Class A	164	7
Leucadia National Corp.	391	13
Loews Corp.	730	32
MetLife, Inc.	810	38
Morgan Stanley	524	16
NASDAQ OMX Group, Inc. (The) (Æ)(Ñ)	350	10
Nationwide Health Properties, Inc. (Ñ)(ö)	20	1
PartnerRe, Ltd. - ADR	10	1
PNC Financial Services Group, Inc.	17	1
Protective Life Corp. (Ñ)	253	7
Prudential Financial, Inc.	234	15
Reinsurance Group of America, Inc. Class A (Ñ)	10	1
SEI Investments Co.	30	1
Simon Property Group, Inc. (Ñ)(ö)	130	14
SLM Corp. (Æ)	2,167	32
Travelers Cos., Inc. (The)	624	37
Unitrin, Inc.	32	1
Unum Group(Ñ)	1,251	33
US Bancorp	1,958	54
Validus Holdings, Ltd. (Ñ)	611	19
Waddell & Reed Financial, Inc. Class A	20	1
Wells Fargo & Co.	3,237	104

		1,203

Health Care - 10.6%
Abbott Laboratories	318	15
Aetna, Inc.	557	21
Agilent Technologies, Inc. (Æ)	90	4
AmerisourceBergen Corp. Class A (Ñ)	209	8
Amgen, Inc. (Æ)	702	36
Baxter International, Inc.	966	51
Bio-Rad Laboratories, Inc. Class A (Æ)(Ñ)	30	4
Bristol-Myers Squibb Co. (Ñ)	34	1
Cardinal Health, Inc.	1,054	44
Cephalon, Inc. (Æ)(Ñ)	569	32
Cigna Corp.	977	41
Covidien PLC	755	39
Eli Lilly & Co.	38	1
Endo Pharmaceuticals Holdings, Inc. (Æ)	980	35
Forest Laboratories, Inc. (Æ)	1,246	40
Gilead Sciences, Inc. (Æ)	1,387	54
Health Net, Inc. (Æ)	390	12
Hill-Rom Holdings, Inc.	160	6
Humana, Inc. (Æ)	17	1
Johnson & Johnson	1,234	76
McKesson Corp.	10	1
Merck & Co., Inc.	2,125	69
Pfizer, Inc.	5,531	106
Thermo Fisher Scientific, Inc. (Æ)	19	1
UnitedHealth Group, Inc.	1,506	64
Warner Chilcott PLC Class A	820	19
Waters Corp. (Æ)(Ñ)	439	37

		818

Industrials - 10.6%
3M Co.	72	7
Aecom Technology Corp. (Æ)(Ñ)	30	1
Caterpillar, Inc. (Ñ)	45	4
Chicago Bridge & Iron Co. NV (Æ)	20	1
Crane Co.	35	2
CSX Corp.	591	44
Deere & Co.	54	5
Delta Air Lines, Inc. (Æ)	2,495	28
Dover Corp.	434	28
Expeditors International of Washington, Inc.	20	1
General Dynamics Corp.	11	1
General Electric Co.	8,342	174
Goodrich Corp.	9	1
Honeywell International, Inc.	1,105	64
Hubbell, Inc. Class B	171	11
ITT Corp. (Ñ)	654	38
KBR, Inc.	1,039	34
L-3 Communications Holdings, Inc. (Ñ)	10	1
Lockheed Martin Corp. (Ñ)	52	4
Northrop Grumman Corp.	697	46
Oshkosh Corp. (Æ)(Ñ)	894	32
Pitney Bowes, Inc. (Ñ)	30	1
Raytheon Co.	844	43
Republic Services, Inc. Class A	28	1
Southwest Airlines Co. (Ñ)	690	8
Thomas & Betts Corp. (Æ)	14	1
Timken Co.	686	33
Union Pacific Corp.	559	53

6	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
United Continental Holdings, Inc. (Æ)(Ñ)	170	4
United Parcel Service, Inc. Class B	1,012	75
United Technologies Corp.	479	40
WABCO Holdings, Inc. (Æ)	546	32

		818

Information Technology - 18.0%
Accenture PLC Class A	653	34
Activision Blizzard, Inc. (Ñ)	1,635	18
Apple, Inc. (Æ)	548	193
Applied Materials, Inc.	1,847	30
Arrow Electronics, Inc. (Æ)	72	3
Atmel Corp. (Æ)	55	1
Avago Technologies, Ltd.	26	1
Avnet, Inc. (Æ)	100	3
CA, Inc.	855	21
Cisco Systems, Inc. (Æ)	3,979	74
Dell, Inc. (Æ)	3,546	56
eBay, Inc. (Æ)	40	1
EchoStar Corp. Class A (Æ)(Ñ)	40	1
EMC Corp. (Æ)(Ñ)	107	3
Fairchild Semiconductor International, Inc. Class A (Æ)	40	1
Google, Inc. Class A (Æ)	122	75
Harris Corp. (Ñ)	785	37
Hewlett-Packard Co.	2,164	94
IAC/InterActiveCorp (Æ)(Ñ)	1,077	33
Ingram Micro, Inc. Class A (Æ)	1,142	23
Intel Corp.	4,962	106
International Business Machines Corp. (Ñ)	977	158
International Rectifier Corp. (Æ)	300	10
Jabil Circuit, Inc.	924	20
KLA-Tencor Corp. (Ñ)	360	18
Lender Processing Services, Inc.	209	7
Lexmark International, Inc. Class A (Æ)	272	10
Microsoft Corp.	5,890	156
NCR Corp. (Æ)	1,030	20
Oracle Corp.	3,443	113
QLogic Corp. (Æ)(Ñ)	40	1
QUALCOMM, Inc.	416	25
SAIC, Inc. (Æ)(Ñ)	47	1
Symantec Corp. (Æ)	220	4
Synopsys, Inc. (Æ)(Ñ)	96	3
Tellabs, Inc. (Ñ)	860	5
Vishay Intertechnology, Inc. (Æ)	1,325	23
Vishay Precision Group, Inc. (Æ)	108	2
Western Digital Corp. (Æ)	20	1
Xerox Corp.	70	1

		1,386

Materials - 4.1%
Albemarle Corp.	15	1
Ball Corp.	1,029	37
Cabot Corp.	50	2
Celanese Corp. Class A	840	35
Crown Holdings, Inc. (Æ)	203	8
Eastman Chemical Co. (Ñ)	229	21
EI du Pont de Nemours & Co.	1,202	66
FMC Corp.	173	14
Freeport-McMoRan Copper & Gold, Inc. Class B	1,156	61
International Paper Co.	360	10
Lubrizol Corp. (Ñ)	108	12
MeadWestvaco Corp. (Ñ)	1,234	36
Newmont Mining Corp.	146	8
PPG Industries, Inc. (Ñ)	10	1

		312

Telecommunication Services - 2.9%
AT&T, Inc.	4,224	120
Qwest Communications International, Inc.	1,572	11
Verizon Communications, Inc.	2,581	95

		226

Utilities - 2.9%
American Electric Power Co., Inc.	312	11
Consolidated Edison, Inc. (Ñ)	700	35
Duke Energy Corp. (Ñ)	2,050	37
Edison International	25	1
Energen Corp.	446	27
MDU Resources Group, Inc.	260	6
NiSource, Inc. (Ñ)	108	2
Northeast Utilities(Ñ)	890	30
NV Energy, Inc.	2,099	31
PG&E Corp.	853	40

		220

Total Common Stocks (cost $5,121)		7,617

Warrants & Rights - 0.0%
American International Group, Inc. (Ñ)(Æ) 2013 Warrants	12	— ±

Total Warrants & Rights (cost $0)		— ±

Disciplined Equity Fund	7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	100	— ±
United States Treasury Bills (§)
Zero coupon due 05/19/11	5	5

Total Short-Term Investments (cost $5)		5

Other Securities - 8.6%
State Street Navigator Securities Prime Lending Portfolio(X)	664,031	664

Total Other Securities (cost $664)		664

Total Investments - 107.7% (identified cost $5,790)		8,286

Other Assets and Liabilities, Net - (7.7%)		(589)

Net Assets - 100.0%		7,697

Amounts in thousands (except contracts)
Unrealized
Appreciation
	Number of	Notional		Expiration	(Depreciation)
Futures Contracts	Contracts	Amount		Date	$

Long Positions
S&P 500 E-Mini Index Futures (CME)	1	USD	66	03/11	— ±

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					— ±

See accompanying notes which are an integral part of the financial statements.

8	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$838	$—	$—	$838	10.9
Consumer Staples	807	—	—	807	10.5
Energy	989	—	—	989	12.9
Financials	1,203	—	—	1,203	15.6
Health Care	818	—	—	818	10.6
Industrials	818	—	—	818	10.6
Information Technology	1,386	—	—	1,386	18.0
Materials	312	—	—	312	4.1
Telecommunication Services	226	—	—	226	2.9
Utilities	220	—	—	220	2.9
Warrants & Rights	—	—	—	—	— *
Short-Term Investments	—	5	—	5	0.1
Other Securities	—	664	—	664	8.6

Total Investments	7,617	669	—	8,286	107.7

Other Assets and Liabilities, Net					(7.7)

					100.0

Other Financial Instruments
Futures Contracts	—	—	—	—	— *

Total Other Financial Instruments**	$—	$—	$—	$—

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund	9

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SSgA
Small Cap Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Institutional Class	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,402.50	$1,018.60
Expenses Paid During Period*	$7.45	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
Class R	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,400.00	$1,016.86
Expenses Paid During Period*	$9.52	$8.00

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund	11

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SSgA
Small Cap Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.3%

Consumer Discretionary - 9.9%
AFC Enterprises, Inc. (Æ)	600	9
AH Belo Corp. Class A (Æ)	800	6
American Axle & Manufacturing Holdings, Inc. (Æ)(Ñ)	1,210	16
Arctic Cat, Inc. (Æ)(Ñ)	1,830	23
Biglari Holdings, Inc. (Æ)(Ñ)	25	11
Bon-Ton Stores, Inc. (The) (Æ)(Ñ)	900	14
Buckle, Inc. (The)	518	20
Carrols Restaurant Group, Inc. (Æ)(Ñ)	900	7
Casual Male Retail Group, Inc. (Æ)(Ñ)	3,450	15
Core-Mark Holding Co., Inc. (Æ)(Ñ)	300	10
Dana Holding Corp. (Æ)(Ñ)	2,111	40
Denny’s Corp. (Æ)(Ñ)	2,600	10
Destination Maternity Corp.	1,483	67
Dillard’s, Inc. Class A	1,942	82
DineEquity, Inc. (Æ)(Ñ)	350	20
Domino’s Pizza, Inc. (Æ)(Ñ)	1,600	27
Exide Technologies (Æ)	1,641	19
Federal-Mogul Corp. (Æ)	233	5
Fisher Communications, Inc. (Æ)(Ñ)	300	8
Genesco, Inc. (Æ)(Ñ)	1,826	72
iRobot Corp. (Æ)	641	18
Jakks Pacific, Inc. (Æ)(Ñ)	3,829	71
Johnson Outdoors, Inc. Class A (Æ)	500	8
Mac-Gray Corp.	500	8
Marcus Corp. (Ñ)	600	8
Monarch Casino & Resort, Inc. (Æ)(Ñ)	500	5
Movado Group, Inc. (Æ)(Ñ)	500	7
Papa John’s International, Inc. (Æ)	639	19
Perry Ellis International, Inc. (Æ)(Ñ)	2,235	65
Pier 1 Imports, Inc. (Æ)	2,039	21
Polaris Industries, Inc. (Ñ)	512	39
Pre-Paid Legal Services, Inc. (Æ)	650	43
PRIMEDIA, Inc. (Ñ)	1,500	7
Rent-A-Center, Inc. Class A	763	25
Ruby Tuesday, Inc. (Æ)	5,278	70
Ruth’s Hospitality Group, Inc. (Æ)(Ñ)	3,500	18
Sally Beauty Holdings, Inc. (Æ)	1,560	20
Shiloh Industries, Inc. (Ñ)	500	6
Shoe Carnival, Inc. (Æ)	300	8
Shutterfly, Inc. (Æ)(Ñ)	488	21
Sotheby’s Class A (Ñ)	1,257	62
Stage Stores, Inc.	1,084	19
Tenneco, Inc. (Æ)(Ñ)	623	25
Universal Electronics, Inc. (Æ)	300	8

		1,082

Consumer Staples - 2.5%
B&G Foods, Inc. Class A (Ñ)	3,790	57
Boston Beer Co., Inc. Class A (Æ)	202	19
Dole Food Co, Inc. (Æ)(Ñ)	1,225	18
Elizabeth Arden, Inc. (Æ)	1,280	37
Fresh Del Monte Produce, Inc.	745	21
Ingles Markets, Inc. Class A (Ñ)	400	8
Inter Parfums, Inc.	1,940	35
MGP Ingredients, Inc. (Ñ)	660	6
National Beverage Corp.	1,308	17
Pricesmart, Inc.	489	17
Spartan Stores, Inc. (Ñ)	500	8
Susser Holdings Corp. (Æ)(Ñ)	1,890	26
Village Super Market, Inc. Class A (Ñ)	200	6

		275

Energy - 5.9%
Apco Oil and Gas International, Inc.	273	22
Approach Resources, Inc. (Æ)(Ñ)	757	25
Basic Energy Services, Inc. (Æ)	922	18
Berry Petroleum Co. Class A	541	28
Clayton Williams Energy, Inc. (Æ)	181	19
CVR Energy, Inc. (Æ)	1,221	23
DHT Holdings, Inc.	1,700	8
Georesources, Inc. (Æ)(Ñ)	400	13
Golar LNG, Ltd.	995	19
Gulf Island Fabrication, Inc. (Ñ)	300	9
Hallador Energy Co. (Ñ)	600	6
Holly Corp.	87	5
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	440	12
International Coal Group, Inc. (Æ)	3,043	30
ION Geophysical Corp. (Æ)	1,845	24
Lufkin Industries, Inc.	332	26
OYO Geospace Corp. (Æ)(Ñ)	268	27
Petroleum Development Corp. (Æ)(Ñ)	1,558	73
Petroquest Energy, Inc. (Æ)	1,300	11
REX American Resources Corp. (Æ)(Ñ)	400	6
SEACOR Holdings, Inc.	51	5
Stone Energy Corp. (Æ)(Ñ)	1,422	43
Superior Energy Services, Inc. (Æ)(Ñ)	1,630	62
Vaalco Energy, Inc. (Æ)	1,300	10
W&T Offshore, Inc. (Ñ)	2,919	75
Warren Resources, Inc. (Æ)(Ñ)	3,370	17
Western Refining, Inc. (Æ)(Ñ)	1,607	26

		642

Financials - 19.3%
1st Source Corp. (Ñ)	1,660	32
Advance America Cash Advance Centers, Inc. (Ñ)	1,500	8
Alexander’s, Inc. (Ñ)(ö)	48	19

Small Cap Fund	13

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Alliance Financial Corp.	530	17
American Capital, Ltd. (Æ)	3,137	29
American National Bankshares, Inc.	300	7
American Safety Insurance Holdings, Ltd. (Æ)	400	9
Banco Latinoamericano de Comercio Exterior SA Class E	1,033	17
Bancorp Rhode Island, Inc.	200	6
Bank of the Ozarks, Inc.	427	18
BankFinancial Corp. (Ñ)	800	7
Berkshire Hills Bancorp, Inc. (Ñ)	1,440	33
BGC Partners, Inc. Class A (Ñ)	6,880	66
Calamos Asset Management, Inc. Class A (Ñ)	2,050	34
California First National Bancorp(Ñ)	400	6
Capstead Mortgage Corp. (ö)	1,537	20
Cathay General Bancorp (Ñ)	1,183	21
CBL & Associates Properties, Inc. (Ñ)(ö)	2,990	53
Citizens & Northern Corp.	620	10
CNB Financial Corp.	500	7
Community Bank System, Inc. (Ñ)	2,189	55
Credit Acceptance Corp. (Æ)(Ñ)	780	55
Diamond Hill Investment Group, Inc. (Ñ)	100	7
Dollar Financial Corp. (Æ)(Ñ)	917	20
Duff & Phelps Corp. Class A (Ñ)	1,050	17
Enstar Group, Ltd. (Æ)	220	18
Epoch Holding Corp. (Ñ)	500	8
ESB Financial Corp. (Ñ)	400	6
Extra Space Storage, Inc. (Ñ)(ö)	2,460	49
Ezcorp, Inc. Class A (Æ)	2,690	77
FBL Financial Group, Inc. Class A	2,257	71
Financial Engines, Inc. (Æ)	690	17
Financial Institutions, Inc. (Ñ)	1,600	31
First Cash Financial Services, Inc. (Æ)	915	30
First Commonwealth Financial Corp. (Ñ)	6,880	45
First Industrial Realty Trust, Inc. (Æ)(Ñ)(ö)	1,642	18
First Merchants Corp. (Ñ)	970	9
Flagstone Reinsurance Holdings SA (Ñ)	1,492	17
Getty Realty Corp. (Ñ)(ö)	1,331	39
Gladstone Commercial Corp. (Ñ)(ö)	1,250	23
Gladstone Investment Corp.	1,000	8
Glimcher Realty Trust (Ñ)(ö)	4,580	42
Great Southern Bancorp, Inc.	300	6
Heritage Financial Corp. (Æ)	500	7
Independent Bank Corp.	668	18
Infinity Property & Casualty Corp. (Ñ)	559	34
International Bancshares Corp. (Ñ)	2,219	42
INTL FCStone, Inc. (Æ)	1,330	32
iStar Financial, Inc. (Æ)(Ñ)(ö)	2,189	22
Lakeland Bancorp, Inc. (Ñ)	3,633	35
Lexington Realty Trust (Ñ)(ö)	1,600	15
MainSource Financial Group, Inc. (Ñ)	700	7
MarketAxess Holdings, Inc.	862	18
Meadowbrook Insurance Group, Inc. (Ñ)	5,340	54
Merchants Bancshares, Inc. (Ñ)	170	4
MFA Financial, Inc. (Ñ)(ö)	3,710	31
MidWestOne Financial Group, Inc. (Ñ)	410	6
Montpelier Re Holdings, Ltd. (Ñ)	3,700	75
National Bankshares, Inc. (Ñ)	200	6
National Penn Bancshares, Inc.	2,462	20
Newcastle Investment Corp. (Æ)(ö)	5,680	48
NewStar Financial, Inc. (Æ)	800	8
Peapack Gladstone Financial Corp.	500	7
Post Properties, Inc. (Ñ)(ö)	1,195	47
Primus Guaranty, Ltd. (Æ)	1,562	8
Prosperity Bancshares, Inc. (Ñ)	575	23
Provident Financial Services, Inc. (Ñ)	3,990	59
Renasant Corp. (Ñ)	600	10
Republic Bancorp, Inc. Class A (Ñ)	2,130	37
S&T Bancorp, Inc. (Ñ)	2,020	45
Sanders Morris Harris Group, Inc. (Ñ)	1,000	7
Sandy Spring Bancorp, Inc. (Ñ)	500	10
State Bancorp, Inc.	800	8
Sun Communities, Inc. (Ñ)(ö)	960	33
TICC Capital Corp. (Ñ)	1,140	14
UMH Properties, Inc. (Ñ)(ö)	700	7
Union First Market Bankshares Corp. (Ñ)	2,930	34
Virginia Commerce Bancorp, Inc. (Æ)(Ñ)	1,450	9
Virtus Investment Partners, Inc. (Æ)(Ñ)	200	12
Washington Banking Co.	1,650	23
Washington Trust Bancorp, Inc.	400	9
WesBanco, Inc. (Ñ)	2,760	58
West Bancorporation, Inc.	900	7
World Acceptance Corp. (Æ)(Ñ)	1,200	72

		2,108

Health Care - 11.1%
Air Methods Corp. (Æ)(Ñ)	435	25
AMERIGROUP Corp. Class A (Æ)(Ñ)	1,090	62
Ariad Pharmaceuticals, Inc. (Æ)	4,274	26
Atrion Corp. (Ñ)	100	18
Bruker Corp. (Æ)(Ñ)	930	18
Cantel Medical Corp.	400	9
Cooper Cos., Inc. (The)	79	5
Cyberonics, Inc. (Æ)	2,212	73
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	1,890	67
Exelixis, Inc. (Æ)(Ñ)	1,939	24

14	Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Five Star Quality Care, Inc. (Æ)(Ñ)	5,010	35
Healthspring, Inc. (Æ)(Ñ)	2,131	80
Impax Laboratories, Inc. (Æ)	945	19
InterMune, Inc. (Æ)(Ñ)	622	23
Invacare Corp.	2,240	66
IPC The Hospitalist Co., Inc. (Æ)	466	19
Jazz Pharmaceuticals, Inc. (Æ)	928	23
Kensey Nash Corp. (Æ)(Ñ)	1,710	45
Kindred Healthcare, Inc. (Æ)(Ñ)	600	15
Magellan Health Services, Inc. (Æ)	1,559	75
Medcath Corp. (Æ)(Ñ)	600	8
Medicines Co. (The) (Æ)(Ñ)	4,239	74
Medidata Solutions, Inc. (Æ)	686	18
National Healthcare Corp.	385	18
NxStage Medical, Inc. (Æ)(Ñ)	822	17
Par Pharmaceutical Cos., Inc. (Æ)	450	14
PDI, Inc. (Æ)	600	5
Providence Service Corp. (The) (Æ)(Ñ)	3,680	60
Quality Systems, Inc. (Ñ)	279	22
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	4,980	65
Rural/Metro Corp. (Æ)	1,920	29
Sirona Dental Systems, Inc. (Æ)	454	23
SuperGen, Inc. (Æ)(Ñ)	2,600	8
Universal American Corp. (Ñ)	916	19
US Physical Therapy, Inc. (Æ)	400	8
Viropharma, Inc. (Æ)	3,970	71
Young Innovations, Inc. (Ñ)	680	22

		1,208

Industrials - 20.1%
3D Systems Corp. (Æ)	392	19
ABM Industries, Inc.	782	21
Acacia Research - Acacia Technologies(Æ)	772	23
Aceto Corp. (Ñ)	900	7
Actuant Corp. Class A	772	22
Air Transport Services Group, Inc. (Æ)(Ñ)	1,200	9
Alamo Group, Inc.	240	7
Alaska Air Group, Inc. (Æ)	761	45
Albany International Corp. Class A	767	19
Altra Holdings, Inc. (Æ)(Ñ)	3,192	69
Amerco, Inc. (Æ)(Ñ)	630	61
Applied Industrial Technologies, Inc. (Ñ)	2,345	75
Astronics Corp. (Æ)	740	16
Belden, Inc.	566	21
Briggs & Stratton Corp. (Ñ)	946	19
Brink’s Co. (The)	690	21
Cascade Corp. (Ñ)	200	10
Casella Waste Systems, Inc. Class A (Æ)(Ñ)	1,000	7
Ceradyne, Inc. (Æ)(Ñ)	2,056	79
Chart Industries, Inc. (Æ)	489	22
CIRCOR International, Inc.	437	17
Colfax Corp. (Æ)(Ñ)	1,037	23
Consolidated Graphics, Inc. (Æ)(Ñ)	640	35
Cubic Corp.	1,310	66
Deluxe Corp.	2,470	63
Dolan Co. (The) (Æ)(Ñ)	700	9
DXP Enterprises, Inc. (Æ)(Ñ)	2,610	56
Dycom Industries, Inc. (Æ)(Ñ)	1,418	24
EnPro Industries, Inc. (Æ)	455	18
Esterline Technologies Corp. (Æ)	710	51
Exponent, Inc. (Æ)(Ñ)	300	12
Franklin Electric Co., Inc.	1,711	73
Furmanite Corp. (Æ)(Ñ)	1,200	9
G&K Services, Inc. Class A	529	17
General Cable Corp. (Æ)	106	5
Global Defense Technology & Systems, Inc. (Æ)(Ñ)	400	7
Gorman-Rupp Co. (The) (Ñ)	300	11
GP Strategies Corp. (Æ)(Ñ)	700	8
Great Lakes Dredge & Dock Corp. (Ñ)	8,381	66
Hawaiian Holdings, Inc. (Æ)	1,200	8
HEICO Corp.	401	22
Huron Consulting Group, Inc. (Æ)(Ñ)	632	18
II-VI, Inc. (Æ)	395	20
Kadant, Inc. (Æ)(Ñ)	400	10
Kelly Services, Inc. Class A (Æ)	815	17
Knoll, Inc. (Ñ)	2,180	45
LaBarge, Inc. (Æ)(Ñ)	500	8
Lawson Products, Inc.	300	7
Layne Christensen Co. (Æ)	584	19
LB Foster Co. Class A (Æ)	200	8
LSI Industries, Inc.	800	6
Middleby Corp. (Æ)(Ñ)	860	77
Moog, Inc. Class A (Æ)	516	23
Multi-Color Corp. (Ñ)	400	7
NACCO Industries, Inc. Class A (Ñ)	576	72
Old Dominion Freight Line, Inc. (Æ)(Ñ)	550	17
On Assignment, Inc. (Æ)(Ñ)	1,000	11
Park-Ohio Holdings Corp. (Æ)(Ñ)	2,200	49
Pinnacle Airlines Corp. (Æ)(Ñ)	900	5
Polypore International, Inc. (Æ)(Ñ)	523	31
Preformed Line Products Co. (Ñ)	100	7
Primoris Services Corp.	800	7
Quality Distribution, Inc. (Æ)	700	7
Republic Airways Holdings, Inc. (Æ)	5,530	35
Resources Connection, Inc.	1,002	19
Robbins & Myers, Inc.	706	30

Small Cap Fund	15

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
RSC Holdings, Inc. (Æ)(Ñ)	1,331	18
Sauer-Danfoss, Inc. (Æ)	1,920	59
Seaboard Corp.	15	35
SFN Group, Inc. (Æ)(Ñ)	1,100	15
Standard Parking Corp. (Æ)(Ñ)	400	7
Standex International Corp. (Ñ)	300	10
Steelcase, Inc. Class A	1,812	18
TAL International Group, Inc. (Ñ)	500	17
Team, Inc. (Æ)(Ñ)	400	10
Tennant Co. (Ñ)	435	18
Thomas & Betts Corp. (Æ)	85	5
Timken Co.	1,256	61
Trimas Corp. (Æ)	2,170	45
TrueBlue, Inc. (Æ)(Ñ)	1,134	18
Twin Disc, Inc. (Ñ)	1,390	45
United Rentals, Inc. (Æ)(Ñ)	2,573	80

		2,188

Information Technology - 21.7%
ACI Worldwide, Inc. (Æ)(Ñ)	2,440	76
Actuate Corp. (Æ)(Ñ)	1,400	7
Ancestry.com, Inc. (Æ)(Ñ)	1,980	65
Anixter International, Inc. (Ñ)	1,147	82
Ariba, Inc. (Æ)	883	27
Avid Technology, Inc. (Æ)	833	18
Blue Coat Systems, Inc. (Æ)	739	21
Brightpoint, Inc. (Æ)	1,473	19
BroadSoft, Inc. (Æ)	440	16
CACI International, Inc. Class A (Æ)(Ñ)	1,220	72
Cadence Design Systems, Inc. (Æ)(Ñ)	6,516	65
Cardtronics, Inc. (Æ)(Ñ)	3,672	70
Cavium Networks, Inc. (Æ)	542	23
Coherent, Inc. (Æ)(Ñ)	1,299	80
Compuware Corp. (Æ)	434	5
Daktronics, Inc. (Ñ)	2,960	34
Dice Holdings, Inc. (Æ)(Ñ)	1,821	25
Electro Rent Corp. (Ñ)	500	8
Entegris, Inc. (Æ)(Ñ)	4,650	41
ePlus, Inc. (Æ)(Ñ)	300	9
Fabrinet (Æ)	528	15
Fairchild Semiconductor International, Inc. Class A (Æ)	252	4
FARO Technologies, Inc. (Æ)(Ñ)	300	11
Fortinet, Inc. (Æ)	557	23
Gerber Scientific, Inc. (Æ)(Ñ)	1,000	8
Guidance Software, Inc. (Æ)(Ñ)	900	7
Interactive Intelligence, Inc. (Æ)(Ñ)	618	21
InterDigital, Inc.	458	22
IPG Photonics Corp. (Æ)	393	22
j2 Global Communications, Inc. (Æ)(Ñ)	780	23
Jack Henry & Associates, Inc. (Ñ)	1,574	50
Kenexa Corp. (Æ)(Ñ)	2,865	66
Keynote Systems, Inc. (Ñ)	500	9
Lattice Semiconductor Corp. (Æ)	2,964	20
Lawson Software, Inc. (Æ)(Ñ)	7,230	73
Liquidity Services, Inc. (Æ)(Ñ)	3,070	49
Littelfuse, Inc. (Ñ)	556	29
LogMeIn, Inc. (Æ)(Ñ)	476	17
Loral Space & Communications, Inc. (Æ)	247	19
Magma Design Automation, Inc. (Æ)	7,359	49
Measurement Specialties, Inc. (Æ)(Ñ)	2,226	69
Mercury Computer Systems, Inc. (Æ)(Ñ)	500	10
MICROS Systems, Inc. (Æ)(Ñ)	810	39
Monotype Imaging Holdings, Inc. (Æ)	700	9
MTS Systems Corp.	396	18
Nanometrics, Inc. (Æ)	600	11
Netscout Systems, Inc. (Æ)(Ñ)	1,119	28
Newport Corp. (Æ)(Ñ)	1,711	28
NIC, Inc. (Ñ)	1,829	19
Opnet Technologies, Inc. (Ñ)	673	23
OSI Systems, Inc. (Æ)	453	17
PC Connection, Inc. (Æ)	700	6
Perficient, Inc. (Æ)(Ñ)	600	7
Powerwave Technologies, Inc. (Æ)	18,686	69
Quest Software, Inc. (Æ)(Ñ)	2,970	80
QuinStreet, Inc. (Æ)(Ñ)	902	20
Rackspace Hosting, Inc. (Æ)(Ñ)	1,353	50
RF Micro Devices, Inc. (Æ)(Ñ)	7,750	58
Richardson Electronics, Ltd. (Ñ)	650	8
Riverbed Technology, Inc. (Æ)	951	39
Rofin-Sinar Technologies, Inc. (Æ)	506	20
Stamps.com, Inc. (Ñ)	1,200	16
Symmetricom, Inc. (Æ)(Ñ)	1,200	7
TeleTech Holdings, Inc. (Æ)	838	19
TIBCO Software, Inc. (Æ)	4,032	99
Travelzoo, Inc. (Æ)(Ñ)	517	20
TTM Technologies, Inc. (Æ)	1,133	20
ValueClick, Inc. (Æ)(Ñ)	4,140	62
VeriFone Systems, Inc. (Æ)(Ñ)	2,177	99
Virtusa Corp. (Æ)(Ñ)	500	8
Vishay Intertechnology, Inc. (Æ)(Ñ)	3,540	62
Vocus, Inc. (Æ)(Ñ)	400	10
X-Rite, Inc. (Æ)(Ñ)	1,500	7
Zix Corp. (Æ)	1,900	7
Zygo Corp. (Æ)(Ñ)	600	9

		2,373

Materials - 5.8%
AM Castle & Co. (Æ)(Ñ)	500	9
Boise, Inc. (Ñ)	1,250	11
Brush Engineered Materials, Inc. (Æ)	536	23

16	Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Buckeye Technologies, Inc.	1,036	27
Cabot Corp.	108	5
Ferro Corp. (Æ)(Ñ)	4,783	76
Georgia Gulf Corp. (Æ)(Ñ)	663	21
Hawkins, Inc. (Ñ)	200	8
Haynes International, Inc. (Ñ)	434	22
KapStone Paper and Packaging Corp. (Æ)(Ñ)	1,635	28
Koppers Holdings, Inc.	471	19
LSB Industries, Inc. (Æ)	586	18
NL Industries	1,134	16
Noranda Aluminum Holding Corp. (Æ)	4,052	64
OM Group, Inc. (Æ)(Ñ)	826	29
Omnova Solutions, Inc. (Æ)(Ñ)	1,100	8
Quaker Chemical Corp. (Ñ)	250	10
Rockwood Holdings, Inc. (Æ)(Ñ)	1,845	86
Solutia, Inc. (Æ)	2,670	62
TPC Group, Inc. (Æ)(Ñ)	600	17
Universal Stainless & Alloy (Æ)(Ñ)	210	7
Westlake Chemical Corp. (Ñ)	547	26
WR Grace & Co. (Æ)	1,141	43

		635

Telecommunication Services - 1.3%
General Communication, Inc. Class A (Æ)	1,500	18
IDT Corp. Class B (Ñ)	300	8
Neutral Tandem, Inc. (Æ)(Ñ)	700	12
USA Mobility, Inc. (Ñ)	3,800	56
Vonage Holdings Corp. (Æ)	11,020	49

		143

Utilities - 1.7%
Chesapeake Utilities Corp. (Ñ)	1,390	57
El Paso Electric Co. (Æ)	2,250	63
Southwest Gas Corp. (Ñ)	1,660	64

		184

Total Common Stocks (cost $8,850)		10,838

Short-Term Investments - 1.0%
SSgA Prime Money Market Fund	104,576	105

Total Short-Term Investments (cost $105)		105

Other Securities - 23.6%
State Street Navigator Securities Prime Lending Portfolio(X)	2,580,511	2,581

Total Other Securities (cost $2,581)		2,581

Total Investments - 123.9% (identified cost $11,536)		13,524

Other Assets and Liabilities, Net - (23.9%)		(2,608)

Net Assets - 100.0%		10,916

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund	17

SSgA
Small Cap Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$1,082	$—	$—	$1,082	9.9
Consumer Staples	275	—	—	275	2.5
Energy	642	—	—	642	5.9
Financials	2,108	—	—	2,108	19.3
Health Care	1,208	—	—	1,208	11.1
Industrials	2,188	—	—	2,188	20.1
Information Technology	2,373	—	—	2,373	21.7
Materials	635	—	—	635	5.8
Telecommunication Services	143	—	—	143	1.3
Utilities	184	—	—	184	1.7
Short-Term Investments	105	—	—	105	1.0
Other Securities	—	2,581	—	2,581	23.6

Total Investments	$10,943	$2,581	$—	$13,524	123.9

Other Assets and Liabilities, Net					(23.9)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

18	Small Cap Fund

SSgA
Tuckerman Active REIT Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,207.40	$1,019.84
Expenses Paid During Period*	$5.47	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund	19

This page has been intentionally left blank.

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.9%

Apartments - 16.7%
AvalonBay Communities, Inc. (ö)	25,975	3,144
Camden Property Trust (ö)	20,456	1,210
Equity Residential (ö)	72,440	3,992
Essex Property Trust, Inc. (Ñ)(ö)	11,572	1,433
UDR, Inc. (Ñ)(ö)	47,237	1,149

		10,928

Diversified - 12.4%
CB Richard Ellis Group, Inc. Class A (Æ)	33,002	826
Digital Realty Trust, Inc. (Ñ)(ö)	35,699	2,100
DuPont Fabros Technology, Inc. (Ñ)(ö)	34,496	842
Vornado Realty Trust (ö)	46,306	4,322

		8,090

Healthcare - 7.6%
BioMed Realty Trust, Inc. (ö)	53,499	971
HCP, Inc. (ö)	38,133	1,449
Ventas, Inc. (ö)	45,655	2,530

		4,950

Hotels/Leisure - 9.8%
Host Hotels & Resorts, Inc. (ö)	185,636	3,416
Hyatt Hotels Corp. Class A (Æ)	13,771	630
LaSalle Hotel Properties (ö)	48,870	1,379
Starwood Hotels & Resorts Worldwide, Inc. (ö)	15,590	952

		6,377

Industrial - 8.7%
AMB Property Corp. (ö)	33,283	1,211
First Potomac Realty Trust (Ñ)(ö)	41,572	671
Liberty Property Trust (ö)	41,611	1,405
ProLogis(ö)	148,215	2,410

		5,697

Office - 14.4%
Boston Properties, Inc. (ö)	41,154	3,947
Brookfield Properties Corp.	38,258	671
Corporate Office Properties Trust (Ñ)(ö)	26,930	966
Douglas Emmett, Inc. (Ñ)(ö)	79,665	1,494
SL Green Realty Corp. (Ñ)(ö)	30,379	2,300

		9,378

Regional Malls - 16.8%
Macerich Co. (The) (Ñ)(ö)	33,882	1,716
Simon Property Group, Inc. (ö)	75,211	8,276
Taubman Centers, Inc. (ö)	18,048	1,001

		10,993

Shopping Centers - 7.7%
Acadia Realty Trust (Ñ)(ö)	37,816	749
Federal Realty Investment Trust (ö)	21,570	1,816
Kimco Realty Corp. (ö)	127,844	2,477

		5,042

Storage - 5.8%
Public Storage (ö)	34,028	3,820

Total Common Stocks (cost $36,037)		65,275

Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	43,750	44

Total Short-Term Investments (cost $44)		44

Other Securities - 6.8%
State Street Navigator Securities Prime Lending Portfolio (X)	4,443,438	4,443

Total Other Securities (cost $4,443)		4,443

Total Investments - 106.8% (identified cost $40,524)		69,762

Other Assets and Liabilities, Net - (6.8%)		(4,453)

Net Assets - 100.0%		65,309

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund	21

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Apartments	$10,928	$—	$—	$10,928	16.7
Diversified	8,090	—	—	8,090	12.4
Healthcare	4,950	—	—	4,950	7.6
Hotels/Leisure	6,377	—	—	6,377	9.8
Industrial	5,697	—	—	5,697	8.7
Office	9,378	—	—	9,378	14.4
Regional Malls	10,993	—	—	10,993	16.8
Shopping Centers	5,042	—	—	5,042	7.7
Storage	3,820	—	—	3,820	5.8
Short-Term Investments	44	—	—	44	0.1
Other Securities	—	4,443	—	4,443	6.8

Total Investments	$65,319	$4,443	$—	$69,762	106.8

Other Assets and Liabilities, Net					(6.8)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

22	Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,279.50	$1,022.36
Expenses Paid During Period*	$2.77	$2.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

IAM SHARES Fund	23

This page has been intentionally left blank.

SSgA
IAM SHARES Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.4%

Consumer Discretionary - 11.7%
99 Cents Only Stores (Æ)(Ñ)	6,800	113
Amazon.com, Inc. (Æ)	4,500	780
AutoNation, Inc. (Æ)(Ñ)	7,300	246
Bed Bath & Beyond, Inc. (Æ)	3,900	188
Best Buy Co., Inc.	5,225	168
Brunswick Corp. (Ñ)	3,500	81
Cablevision Systems Corp. Class A	3,200	118
Carnival Corp.	4,300	183
CBS Corp. Class B	10,201	243
Coach, Inc.	11,376	625
Comcast Corp. Class A	42,966	1,107
Denny’s Corp. (Æ)(Ñ)	14,500	56
DIRECTV, Inc. Class A (Æ)	11,111	511
DR Horton, Inc. (Ñ)	5,100	60
Ethan Allen Interiors, Inc. (Ñ)	4,666	103
Family Dollar Stores, Inc.	3,600	180
Ford Motor Co. (Æ)(Ñ)	50,443	759
Gannett Co., Inc. (Ñ)	3,500	58
Gap, Inc. (The)	7,300	164
Genuine Parts Co.	2,800	148
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	61
H&R Block, Inc. (Ñ)	3,700	56
Hanesbrands, Inc. (Æ)	3,100	80
Harley-Davidson, Inc.	7,200	294
Home Depot, Inc.	27,700	1,038
Jakks Pacific, Inc. (Æ)(Ñ)	100	2
JC Penney Co., Inc.	3,900	136
Johnson Controls, Inc.	9,500	388
Kohl’s Corp.	5,700	307
Leggett & Platt, Inc.	7,900	182
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	164
Liberty Media Corp. - Capital (Æ)(Ñ)	601	44
Liberty Media Corp. - Interactive (Æ)	7,298	117
Lowe’s Cos., Inc.	20,000	523
Macy’s, Inc.	9,268	222
Marriott International, Inc. Class A (Ñ)	9,400	369
Matthews International Corp. Class A (Ñ)	3,000	111
McClatchy Co. (The) Class A (Æ)(Ñ)	3,070	12
McDonald’s Corp.	17,930	1,357
Meredith Corp. (Ñ)	4,900	173
New York Times Co. (The) Class A (Æ)(Ñ)	7,200	75
Newell Rubbermaid, Inc.	10,100	195
News Corp. Class A	27,100	471
Nordstrom, Inc.	3,600	163
Omnicom Group, Inc.	3,200	163
Penske Automotive Group, Inc. (Æ)(Ñ)	1,100	22
Phillips-Van Heusen Corp.	5,200	312
priceline.com, Inc. (Æ)	700	318
Sears Holdings Corp. (Æ)(Ñ)	4,339	361
Sonic Automotive, Inc. Class A (Ñ)	4,700	68
Stanley Black & Decker, Inc.	4,715	358
Staples, Inc.	8,400	179
Starbucks Corp.	8,800	290
Starwood Hotels & Resorts Worldwide,Inc. (ö)	4,300	263
Target Corp.	14,600	767
Tiffany & Co.	6,000	369
Time Warner Cable, Inc.	4,363	315
Time Warner, Inc.	17,383	664
Viacom, Inc. Class A	10,001	447
Walt Disney Co. (The)	29,400	1,286
Washington Post Co. (The) Class B (Ñ)	321	139
Whirlpool Corp. (Ñ)	3,000	248
Wyndham Worldwide Corp.	3,360	105
Yum! Brands, Inc.	5,200	262

		19,367

Consumer Staples - 9.3%
Altria Group, Inc.	34,585	877
Archer-Daniels-Midland Co.	9,698	361
Arden Group, Inc. Class A (Ñ)	700	54
Campbell Soup Co. (Ñ)	5,990	202
Church & Dwight Co., Inc. (Ñ)	1,600	121
Coca-Cola Co. (The)	31,575	2,018
Colgate-Palmolive Co.	3,700	290
ConAgra Foods, Inc.	9,900	229
Costco Wholesale Corp.	7,000	524
CVS Caremark Corp.	19,119	632
Dean Foods Co. (Æ)	4,700	50
Energizer Holdings, Inc. (Æ)	300	20
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	1
Imperial Sugar Co.	700	8
JM Smucker Co. (The)	4,007	276
Katy Industries, Inc. (Æ)	5,900	3
Kellogg Co.	5,435	291
Kimberly-Clark Corp.	8,188	540
Kraft Foods, Inc. Class A	23,809	758
Kroger Co. (The)	15,300	350
Mead Johnson Nutrition Co. Class A	2,722	163
PepsiCo, Inc.	22,338	1,417
Philip Morris International, Inc.	29,085	1,826
Procter & Gamble Co. (The)	41,621	2,624
Rite Aid Corp. (Æ)(Ñ)	25,600	34
Safeway, Inc. (Ñ)	11,100	242
Sara Lee Corp.	17,430	298
SUPERVALU, Inc. (Ñ)	5,700	49
Sysco Corp.	10,400	289

IAM SHARES Fund	25

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	83
Walgreen Co.	16,300	706

		15,336

Energy - 12.9%
Anadarko Petroleum Corp.	7,000	573
Apache Corp.	5,400	673
Baker Hughes, Inc.	7,200	512
BP PLC - ADR	2,868	139
Cameron International Corp. (Æ)	3,400	201
Chesapeake Energy Corp. (Ñ)	5,200	185
Chevron Corp.	29,829	3,095
ConocoPhillips	23,777	1,852
Devon Energy Corp.	7,700	704
El Paso Corp.	10,300	192
EOG Resources, Inc.	3,200	359
Exxon Mobil Corp.	74,780	6,396
Halliburton Co.	18,160	852
Hess Corp.	6,400	557
Lufkin Industries, Inc. (Ñ)	1,400	109
Marathon Oil Corp.	8,200	407
National Oilwell Varco, Inc.	4,400	350
Newfield Exploration Co. (Æ)	1,800	131
Occidental Petroleum Corp.	9,500	969
Schlumberger, Ltd.	21,882	2,044
Southwestern Energy Co. (Æ)	5,700	225
Spectra Energy Corp.	9,498	254
Valero Energy Corp.	8,200	231
Williams Cos., Inc. (The)	8,400	255

		21,265

Financials - 14.3%
Aegon NV (Æ)	8,014	62
Aflac, Inc.	7,900	465
Allstate Corp. (The)	8,800	280
American Express Co.	19,300	841
American Financial Group, Inc.	4,621	160
American International Group, Inc. (Æ)(Ñ)	1,703	63
Ameriprise Financial, Inc.	3,340	211
AON Corp.	5,900	311
Bank of America Corp.	130,632	1,867
Bank of New York Mellon Corp. (The)	15,898	483
BB&T Corp. (Ñ)	7,500	207
Berkshire Hathaway, Inc. Class B (Æ)	19,500	1,702
Capital One Financial Corp.	6,661	332
Charles Schwab Corp. (The)	13,300	252
Chubb Corp.	2,800	170
Citigroup, Inc. (Æ)	391,301	1,831
CME Group, Inc. Class A	1,200	374
Discover Financial Services	6,550	142
E*Trade Financial Corp. (Æ)	1,170	19
Fifth Third Bancorp	6,400	93
Franklin Resources, Inc.	2,000	251
Goldman Sachs Group, Inc. (The)	6,900	1,130
Hartford Financial Services Group, Inc.	3,200	95
Host Hotels & Resorts, Inc. (ö)	28,417	523
HSBC Holdings PLC - ADR	9,028	497
Hudson City Bancorp, Inc.	7,600	87
IntercontinentalExchange, Inc. (Æ)	1,400	179
Janus Capital Group, Inc. (Ñ)	14,987	201
JPMorgan Chase & Co.	52,034	2,429
KeyCorp	6,500	59
M&T Bank Corp. (Ñ)	1,200	106
Marsh & McLennan Cos., Inc.	9,000	274
MetLife, Inc.	11,099	526
Moody’s Corp. (Ñ)	4,000	128
Morgan Stanley	16,400	487
Northern Trust Corp. (Ñ)	4,200	217
People’s United Financial, Inc.	8,200	108
Plum Creek Timber Co., Inc. (Ñ)(ö)	2,400	101
PNC Financial Services Group, Inc.	5,450	336
Potlatch Corp. (Ñ)(ö)	7,700	296
Principal Financial Group, Inc.	2,600	89
Progressive Corp. (The)	9,600	200
ProLogis (ö)	3,200	52
Prudential Financial, Inc.	7,600	500
Public Storage (ö)	1,800	202
Regions Financial Corp. (Ñ)	9,142	70
Simon Property Group, Inc. (ö)	3,271	360
SLM Corp. (Æ)	6,300	93
SunTrust Banks, Inc.	3,500	106
Travelers Cos., Inc. (The)	14,483	868
US Bancorp	23,612	655
Vornado Realty Trust (ö)	2,144	200
Wells Fargo & Co.	60,535	1,953
Weyerhaeuser Co. (Ñ)(ö)	13,690	334

		23,577

Health Care - 10.7%
Abbott Laboratories	21,900	1,053
Aetna, Inc.	7,900	295
Agilent Technologies, Inc. (Æ)	4,142	174
Allergan, Inc.	4,300	319
Allied Healthcare Products (Æ)(Ñ)	700	3
Amgen, Inc. (Æ)	14,872	763
Baxter International, Inc.	11,136	592
Biogen Idec, Inc. (Æ)	4,500	308
Boston Scientific Corp. (Æ)	17,863	128
Bristol-Myers Squibb Co.	21,688	560
Cardinal Health, Inc.	4,000	167
CareFusion Corp. (Æ)	2,000	55

26	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Celgene Corp. (Æ)	7,300	388
Cigna Corp.	4,500	189
Coventry Health Care, Inc. (Æ)	2,100	63
Edwards Lifesciences Corp. (Æ)	4,466	380
Eli Lilly & Co.	13,700	473
Express Scripts, Inc. Class A (Æ)	9,200	517
Forest Laboratories, Inc. (Æ)	4,800	156
Genzyme Corp. (Æ)	4,100	309
Gilead Sciences, Inc. (Æ)	13,400	522
Humana, Inc. (Æ)	2,200	143
Johnson & Johnson	38,000	2,335
Life Technologies Corp. (Æ)	4,212	225
McKesson Corp.	4,600	365
Medco Health Solutions, Inc. (Æ)	8,624	532
Medtronic, Inc.	16,900	675
Merck & Co., Inc.	43,015	1,401
PerkinElmer, Inc.	4,700	125
Pfizer, Inc.	105,773	2,035
St. Jude Medical, Inc.	5,200	249
STERIS Corp. (Ñ)	3,191	108
Stryker Corp.	3,400	215
Thermo Fisher Scientific, Inc. (Æ)	7,600	424
UnitedHealth Group, Inc.	17,700	754
WellPoint, Inc.	8,100	538
Zimmer Holdings, Inc. (Æ)	3,370	210

		17,748

Industrials - 12.5%
3M Co.	11,300	1,042
Actuant Corp. Class A (Ñ)	5,600	158
Alaska Air Group, Inc. (Æ)	800	48
Ametek, Inc.	4,800	201
Arkansas Best Corp. (Ñ)	1,600	38
Avery Dennison Corp.	1,900	76
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	28
AZZ, Inc. (Ñ)	800	34
Boeing Co. (The)	10,400	749
Caterpillar, Inc.	9,821	1,011
CSX Corp.	8,300	620
Cummins, Inc.	3,700	374
Danaher Corp.	11,600	587
Deere & Co.	7,200	649
Dover Corp.	5,300	340
Eaton Corp.	3,800	421
Emerson Electric Co.	12,600	752
FedEx Corp.	3,100	279
Gardner Denver, Inc.	800	58
General Dynamics Corp.	5,710	435
General Electric Co.	145,321	3,040
Goodrich Corp.	2,200	190
Hexcel Corp. (Æ)	2,600	48
HNI Corp. (Ñ)	900	28
Honeywell International, Inc.	10,862	629
Illinois Tool Works, Inc.	8,608	466
Jacobs Engineering Group, Inc. (Æ)	2,800	140
Kansas City Southern (Æ)	2,550	137
Koninklijke Philips Electronics NV	1,119	37
L-3 Communications Holdings, Inc.	2,500	198
Lockheed Martin Corp.	4,819	381
Manitowoc Co., Inc. (The)	2,300	46
Manpower, Inc.	2,100	133
Masco Corp.	14,300	194
Norfolk Southern Corp.	6,700	439
Northrop Grumman Corp.	4,796	320
PACCAR, Inc.	6,675	335
Parker Hannifin Corp.	3,000	267
Precision Castparts Corp.	2,500	354
Raytheon Co.	5,800	297
Republic Services, Inc. Class A	4,680	139
Rockwell Automation, Inc.	3,900	342
Rockwell Collins, Inc.	2,100	135
RR Donnelley & Sons Co.	5,700	106
Ryder System, Inc.	4,800	230
Siemens AG - ADR	200	27
Snap-On, Inc.	1,000	57
Southwest Airlines Co.	10,425	123
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	19
Terex Corp. (Æ)(Ñ)	1,800	61
Textron, Inc. (Ñ)	3,900	106
Toro Co. (The)	2,300	143
Union Pacific Corp.	8,500	811
United Continental Holdings, Inc. (Æ)	734	18
United Parcel Service, Inc. Class B	15,714	1,160
United Technologies Corp.	13,500	1,128
US Airways Group, Inc. (Æ)	1,000	9
Valmont Industries, Inc.	300	31
Waste Management, Inc. (Ñ)	10,218	379
Watts Water Technologies, Inc. Class A (Ñ)	400	16

		20,619

Information Technology - 17.4%
Adobe Systems, Inc. (Æ)	8,200	283
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	75
Amphenol Corp. Class A	5,200	299
Analog Devices, Inc.	6,800	271
Apple, Inc. (Æ)	12,400	4,380
Applied Materials, Inc.	20,600	338
Autodesk, Inc. (Æ)	3,000	126
Automatic Data Processing, Inc.	6,900	345
Broadcom Corp. Class A	5,850	241
CA, Inc.	4,900	121

IAM SHARES Fund	27

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Cisco Systems, Inc. (Æ)	79,400	1,474
Computer Sciences Corp.	4,845	233
Corning, Inc.	23,600	544
Dell, Inc. (Æ)	26,300	416
Diebold, Inc.	2,300	81
eBay, Inc. (Æ)	16,100	539
Electronic Arts, Inc. (Æ)	6,400	120
EMC Corp. (Æ)	30,000	816
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	7
F5 Networks, Inc. (Æ)(Ñ)	1,100	130
Google, Inc. Class A (Æ)	3,300	2,024
Hewlett-Packard Co.	34,932	1,524
Intel Corp.	75,400	1,619
International Business Machines Corp.	19,100	3,092
KLA-Tencor Corp.	2,500	122
Mastercard, Inc. Class A	1,400	337
Micron Technology, Inc. (Æ)	13,500	150
Microsoft Corp.	104,600	2,780
Motorola Mobility Holdings, Inc. (Æ)	4,487	136
Motorola Solutions, Inc. (Æ)	5,128	198
National Semiconductor Corp.	7,100	110
NetApp, Inc. (Æ)	4,900	253
Oracle Corp.	57,949	1,907
Paychex, Inc.	4,300	145
QUALCOMM, Inc.	21,200	1,263
Quantum Corp. (Æ)(Ñ)	14,000	36
Seagate Technology PLC (Æ)	2,200	28
Symantec Corp. (Æ)	16,445	297
Texas Instruments, Inc.	20,800	741
Total System Services, Inc. (Ñ)	2,032	36
Visa, Inc. Class A	3,000	219
Western Union Co. (The)	8,736	192
Xerox Corp.	18,800	202
Xilinx, Inc. (Ñ)	7,000	233
Yahoo!, Inc. (Æ)	20,700	340

		28,823

Materials - 3.2%
Air Products & Chemicals, Inc.	4,800	442
AK Steel Holding Corp.	5,100	81
Alcoa, Inc. (Ñ)	15,700	265
Allegheny Technologies, Inc. (Ñ)	3,300	221
AngloGold Ashanti, Ltd. - ADR	600	29
Ashland, Inc.	1,204	68
Ball Corp.	3,400	123
Bemis Co., Inc.	1,800	59
Brush Engineered Materials, Inc. (Æ)	1,000	44
Chemtura Corp. (Æ)	1	— ±
Crown Holdings, Inc. (Æ)	3,400	131
Dow Chemical Co. (The)	15,788	587
Ecolab, Inc.	3,300	161
EI du Pont de Nemours & Co.	5,200	285
FMC Corp.	1,100	85
Freeport-McMoRan Copper & Gold, Inc. Class B	9,552	506
International Paper Co.	11,073	308
Martin Marietta Materials, Inc. (Ñ)	1,500	133
MeadWestvaco Corp.	3,000	88
Monsanto Co.	5,100	367
Newmont Mining Corp.	5,200	287
Owens-Illinois, Inc. (Æ)	2,900	88
PPG Industries, Inc.	2,900	256
Schnitzer Steel Industries, Inc. Class A (Ñ)	600	39
Sherwin-Williams Co. (The)	3,500	287
Sigma-Aldrich Corp. (Ñ)	2,300	147
Temple-Inland, Inc. (Ñ)	5,100	119
Vulcan Materials Co. (Ñ)	3,600	165

		5,371

Telecommunication Services - 2.7%
AT&T, Inc.	80,581	2,287
CenturyLink, Inc. (Ñ)	4,105	169
Frontier Communications Corp.	9,906	84
Qwest Communications International, Inc.	25,000	170
Sprint Nextel Corp. (Æ)	39,389	172
Verizon Communications, Inc.	41,272	1,524

		4,406

Utilities - 2.7%
AES Corp. (The) (Æ)	11,000	136
Ameren Corp.	3,000	84
American Electric Power Co., Inc.	5,300	190
Consolidated Edison, Inc.	2,800	140
Constellation Energy Group, Inc.	3,000	93
Dominion Resources, Inc.	10,600	484
Duke Energy Corp.	19,496	351
Edison International	5,500	204
Entergy Corp.	2,900	206
Exelon Corp.	10,800	451
FirstEnergy Corp. (Ñ)	4,200	161
NextEra Energy, Inc.	6,500	360
PG&E Corp.	5,800	267
PPL Corp.	6,400	163
Public Service Enterprise Group, Inc.	8,400	275
Sempra Energy	4,100	218
Southern Co. (Ñ)	13,200	503
Wisconsin Energy Corp.	2,300	136

28	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Xcel Energy, Inc.	4,000	96

		4,518

Total Common Stocks (cost $133,122)		161,030

Short-Term Investments - 2.4%
SSgA Prime Money Market Fund	3,521,229	3,521
United States Treasury Bills
Zero coupon due 04/07/11 (ç)(ÿ)(§)	473	473

Total Short-Term Investments (cost $3,994)		3,994

Other Securities - 2.6%
State Street Navigator Securities Prime Lending Portfolio(X)	4,260,791	4,261

Total Other Securities (cost $4,261)		4,261

Total Investments - 102.4% (identified cost $141,377)		169,285

Other Assets and Liabilities, Net - (2.4%)		(3,958)

Net Assets - 100.0%		165,327

Amounts in thousands (except contracts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
S&P 500 Index Futures (CME)	12	USD	3,978	03	/11	295

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						295

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund	29

SSgA
IAM SHARES Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$19,367	$—	$—	$19,367	11.7
Consumer Staples	15,336	—	—	15,336	9.3
Energy	21,265	—	—	21,265	12.9
Financials	23,577	—	—	23,577	14.3
Health Care	17,748	—	—	17,748	10.7
Industrials	20,619	—	—	20,619	12.5
Information Technology	28,823	—	—	28,823	17.4
Materials	5,371	—	—	5,371	3.2
Telecommunication Services	4,406	—	—	4,406	2.7
Utilities	4,518	—	—	4,518	2.7
Short-Term Investments	3,521	473	—	3,994	2.4
Other Securities	—	4,261	—	4,261	2.6

Total Investments	164,551	4,734	—	169,285	102.4

Other Assets and Liabilities, Net					(2.4)

					100.0

Other Financial Instruments
Futures Contracts	295	—	—	295	0.2

Total Other Financial Instruments*	$295	$—	$—	$295

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30	IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,403.30	$1,021.08
Expenses Paid During Period*	$4.47	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund	31

This page has been intentionally left blank.

SSgA
Enhanced Small Cap Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 103.0%

Consumer Discretionary - 14.3%
99 Cents Only Stores (Æ)	2,155	36
AH Belo Corp. Class A (Æ)	1,600	12
American Greetings Corp. Class A	5,171	112
AnnTaylor Stores Corp. (Æ)	580	13
Arctic Cat, Inc. (Æ)	600	8
Ascena Retail Group, Inc. (Æ)	648	20
Belo Corp. Class A (Æ)	7,583	60
Big 5 Sporting Goods Corp.	860	12
Biglari Holdings, Inc. (Æ)	382	163
Blyth, Inc.	960	33
Bob Evans Farms, Inc.	1,426	45
Bon-Ton Stores, Inc. (The) (Æ)	720	11
Books-A-Million, Inc. Class A	300	2
Bravo Brio Restaurant Group, Inc. (Æ)	640	11
Brown Shoe Co., Inc.	1,750	27
California Pizza Kitchen, Inc. (Æ)	4,915	83
Cato Corp. (The) Class A	3,704	90
CEC Entertainment, Inc.	846	33
Charming Shoppes, Inc. (Æ)	5,500	18
Christopher & Banks Corp.	1,100	7
Cinemark Holdings, Inc.	3,925	79
Cooper Tire & Rubber Co.	6,741	158
Core-Mark Holding Co., Inc. (Æ)	100	3
CPI Corp.	400	9
Dana Holding Corp. (Æ)	11,451	216
Denny’s Corp. (Æ)	7,737	30
Destination Maternity Corp.	320	14
Dillard’s, Inc. Class A	4,673	198
Drew Industries, Inc.	1,600	37
DSW, Inc. Class A (Æ)	3,730	151
Eastman Kodak Co. (Æ)	20,060	68
EW Scripps Co. Class A (Æ)	3,945	38
Exide Technologies (Æ)	3,200	38
Finish Line, Inc. (The) Class A	8,815	154
Hooker Furniture Corp.	900	12
HSN, Inc. (Æ)	2,416	78
Interval Leisure Group, Inc. (Æ)	1,194	20
Jakks Pacific, Inc. (Æ)	3,330	62
Jones Group, Inc. (The)	6,226	83
Journal Communications, Inc. Class A (Æ)	1,800	11
Kid Brands, Inc. (Æ)	500	5
Knology, Inc. (Æ)	2,461	34
Lee Enterprises, Inc. (Æ)	1,000	3
Libbey, Inc. (Æ)	1,300	22
Lifetime Brands, Inc. (Æ)	1,300	16
Lincoln Educational Services Corp.	180	3
Live Nation Entertainment, Inc. (Æ)	1,123	12
LodgeNet Interactive Corp. (Æ)	6,600	24
Maidenform Brands, Inc. (Æ)	2,601	71
Marcus Corp.	400	5
MarineMax, Inc. (Æ)	620	6
Matthews International Corp. Class A	1,963	73
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)	500	5
Monro Muffler Brake, Inc.	1,368	45
Multimedia Games, Inc. (Æ)	2,630	14
National CineMedia, Inc.	6,475	122
O’Charleys, Inc. (Æ)	1,537	10
Orbitz Worldwide, Inc. (Æ)	2,500	9
Oxford Industries, Inc.	3,952	95
Papa John’s International, Inc. (Æ)	3,620	106
Perry Ellis International, Inc. (Æ)	5,166	150
PF Chang’s China Bistro, Inc.	2,711	126
PRIMEDIA, Inc.	940	4
Rent-A-Center, Inc. Class A	6,463	214
Retail Ventures, Inc. (Æ)	1,611	28
Ruby Tuesday, Inc. (Æ)	4,380	59
Scholastic Corp.	300	9
Select Comfort Corp. (Æ)	460	5
Shoe Carnival, Inc. (Æ)	697	18
Shuffle Master, Inc. (Æ)	5,189	49
Sinclair Broadcast Group, Inc. Class A	14,340	186
Sotheby’s Class A	1,350	66
Spartan Motors, Inc.	900	6
Stage Stores, Inc.	9,520	166
Standard Motor Products, Inc.	900	10
Standard Pacific Corp. (Æ)	20,179	81
Steiner Leisure, Ltd. (Æ)	949	45
Steinway Musical Instruments, Inc. (Æ)	238	5
Stewart Enterprises, Inc. Class A	3,872	30
Sturm Ruger & Co., Inc.	3,404	61
Superior Industries International, Inc.	200	4
Timberland Co. Class A (Æ)	3,951	146
Unifi, Inc. (Æ)	1,136	22
Warnaco Group, Inc. (The) (Æ)	3,466	203
Wolverine World Wide, Inc.	1,226	45

		4,673

Consumer Staples - 2.4%
B&G Foods, Inc. Class A	2,699	40
Boston Beer Co., Inc. Class A (Æ)	200	19
Casey’s General Stores, Inc.	472	19
Central Garden and Pet Co. Class A (Æ)	7,733	71
Darling International, Inc. (Æ)	11,094	154
Inter Parfums, Inc.	500	9
J&J Snack Foods Corp.	1,443	63
Lancaster Colony Corp.	223	13
Nash Finch Co.	2,025	82

Enhanced Small Cap Fund	33

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Nu Skin Enterprises, Inc. Class A	2,240	72
Nutraceutical International Corp. (Æ)	200	3
Pantry, Inc. (The) (Æ)	614	10
Prestige Brands Holdings, Inc. (Æ)	14,046	155
Smart Balance, Inc. (Æ)	12,880	56
Spartan Stores, Inc.	600	9
USANA Health Sciences, Inc. (Æ)	340	12
Village Super Market, Inc. Class A	146	4
Weis Markets, Inc.	200	8

		799

Energy - 7.3%
Approach Resources, Inc. (Æ)	2,330	76
Bill Barrett Corp. (Æ)	5,018	195
Cal Dive International, Inc. (Æ)	15,125	104
Callon Petroleum Co. (Æ)	2,300	19
Cheniere Energy, Inc. (Æ)	1,800	19
Clayton Williams Energy, Inc. (Æ)	930	99
Cloud Peak Energy, Inc. (Æ)	7,580	155
Complete Production Services, Inc. (Æ)	3,999	115
Contango Oil & Gas Co. (Æ)	2,765	169
Crosstex Energy, Inc.	5,468	56
CVR Energy, Inc. (Æ)	6,705	127
DHT Holdings, Inc.	6,570	30
Energy Partners, Ltd. (Æ)	3,340	55
Georesources, Inc. (Æ)	2,220	70
Goodrich Petroleum Corp. (Æ)	290	6
Helix Energy Solutions Group, Inc. (Æ)	5,191	80
Hercules Offshore, Inc. (Æ)	21,482	106
International Coal Group, Inc. (Æ)	11,258	111
ION Geophysical Corp. (Æ)	2,359	30
Key Energy Services, Inc. (Æ)	2,495	39
L&L Energy, Inc. (Æ)	3,100	23
Natural Gas Services Group, Inc. (Æ)	200	4
Newpark Resources, Inc. (Æ)	10,270	72
Parker Drilling Co. (Æ)	5,644	30
Petroleum Development Corp. (Æ)	128	6
Petroquest Energy, Inc. (Æ)	6,800	59
PHI, Inc. (Æ)	100	2
Pioneer Drilling Co. (Æ)	8,358	95
REX American Resources Corp. (Æ)	200	3
Tesco Corp. (Æ)	700	13
Tetra Technologies, Inc. (Æ)	12,969	179
Union Drilling, Inc. (Æ)	2,500	19
Vaalco Energy, Inc. (Æ)	6,650	53
W&T Offshore, Inc.	6,282	160
Warren Resources, Inc. (Æ)	2,600	13
Western Refining, Inc. (Æ)	800	13

		2,405

Financials - 20.5%
1st Source Corp.	3,064	60
Abington Bancorp, Inc.	300	4
Advance America Cash Advance Centers, Inc.	3,200	17
Agree Realty Corp. (ö)	300	8
Alliance Financial Corp.	100	3
Alterra Capital Holdings, Ltd.	127	3
American Equity Investment Life Holding Co.	7,303	96
Ameris Bancorp (Æ)	2,924	29
Amtrust Financial Services, Inc.	3,364	65
Anworth Mortgage Asset Corp. (ö)	21,296	152
Apollo Commercial Real Estate Finance, Inc. (ö)	1,869	32
Apollo Investment Corp.	4,349	54
Argo Group International Holdings, Ltd.	2,147	82
Arrow Financial Corp.	661	17
Artio Global Investors, Inc. Class A	10,096	160
Ashford Hospitality Trust, Inc. (ö)	3,935	41
Associated Estates Realty Corp. (ö)	6,386	104
Bancfirst Corp.	190	8
Banco Latinoamericano de Comercio Exterior SA Class E	5,070	85
Bancorp, Inc. (Æ)	1,731	15
Bank Mutual Corp.	400	2
Bank of Marin Bancorp	200	7
Bank of the Ozarks, Inc.	1,834	79
BankFinancial Corp.	546	5
Berkshire Hills Bancorp, Inc.	619	14
BGC Partners, Inc. Class A	1,916	18
BlackRock Kelso Capital Corp.	1,900	24
Camden National Corp.	200	7
CapLease, Inc. (ö)	8,055	43
Capstead Mortgage Corp. (ö)	681	9
Cardinal Financial Corp.	965	11
Cash America International, Inc.	600	26
Cathay General Bancorp	3,236	57
Center Financial Corp. (Æ)	900	7
Chatham Lodging Trust (ö)	200	3
Chemical Financial Corp.	838	17
Citizens Republic Bancorp, Inc. (Æ)	27,800	23
City Holding Co.	1,654	57
Clifton Savings Bancorp, Inc.	900	10
CNA Surety Corp. (Æ)	266	7
Cogdell Spencer, Inc. (ö)	2,600	17
Colonial Properties Trust (ö)	1,410	28
Colony Financial, Inc. (ö)	600	13
Community Bank System, Inc.	1,199	30
Community Trust Bancorp, Inc.	1,010	29
Compass Diversified Holdings	2,821	46

34	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Credit Acceptance Corp. (Æ)	560	40
CreXus Investment Corp. (ö)	800	11
Delphi Financial Group, Inc. Class A	4,466	138
Diamond Hill Investment Group, Inc.	120	9
DiamondRock Hospitality Co. (ö)	2,020	24
Dime Community Bancshares, Inc.	2,299	36
Eagle Bancorp, Inc. (Æ)	280	4
Education Realty Trust, Inc. (ö)	7,110	59
Ezcorp, Inc. Class A(Æ)	6,384	183
FelCor Lodging Trust, Inc. (Æ)(ö)	21,880	166
Fifth Street Finance Corp.	410	6
First Bancorp	1,000	15
First Commonwealth Financial Corp.	4,560	30
First Community Bancshares, Inc.	1,500	18
First Financial Corp.	520	17
First Industrial Realty Trust, Inc. (Æ)(ö)	2,500	28
First of Long Island Corp. (The)	200	5
First Potomac Realty Trust (ö)	4,073	66
Flagstone Reinsurance Holdings SA	5,158	59
Flushing Financial Corp.	1,541	22
FNB Corp.	8,998	90
Fox Chase Bancorp, Inc.	2,023	26
FPIC Insurance Group, Inc. (Æ)	457	17
Getty Realty Corp. (ö)	2,129	63
Gladstone Capital Corp.	700	8
Gladstone Commercial Corp. (ö)	400	7
Gleacher & Co., Inc. (Æ)	5,100	10
Glimcher Realty Trust (ö)	540	5
Great Southern Bancorp, Inc.	465	10
Greenlight Capital Re, Ltd. Class A (Æ)	2,009	58
Harleysville Group, Inc.	1,523	56
Hercules Technology Growth Capital, Inc.	5,513	61
Heritage Financial Corp. (Æ)	200	3
Hersha Hospitality Trust Class A (ö)	14,955	98
Home Bancshares, Inc.	1,085	24
Home Federal Bancorp, Inc.	400	4
International Bancshares Corp.	3,686	70
Internet Capital Group, Inc. (Æ)	900	12
Invesco Mortgage Capital, Inc. (ö)	8,239	192
Investment Technology Group, Inc. (Æ)	7,350	141
Investors Bancorp, Inc. (Æ)	2,530	34
Investors Real Estate Trust (ö)	1,100	10
Kansas City Life Insurance Co.	310	11
Kayne Anderson Energy Development Co.	300	5
Kearny Financial Corp.	1,200	12
Kite Realty Group Trust (ö)	1,100	6
LaBranche & Co., Inc. (Æ)	6,668	28
Lakeland Bancorp, Inc.	567	5
Lakeland Financial Corp.	700	16
Lexington Realty Trust (ö)	18,438	175
Life Partners Holdings, Inc.	3,805	31
Maiden Holdings, Ltd.	4,541	36
MainSource Financial Group, Inc.	1,958	19
MB Financial, Inc.	900	18
MCG Capital Corp.	14,131	103
Meadowbrook Insurance Group, Inc.	9,990	101
Medical Properties Trust, Inc. (ö)	1,152	13
MFA Financial, Inc. (ö)	23,545	199
Montpelier Re Holdings, Ltd.	2,278	46
MPG Office Trust, Inc. (Æ)(ö)	4,300	17
Nara Bancorp, Inc. (Æ)	1,100	11
National Financial Partners Corp. (Æ)	2,818	40
National Health Investors, Inc. (ö)	1,065	51
National Penn Bancshares, Inc.	3,600	29
National Retail Properties, Inc. (ö)	2,214	57
NBT Bancorp, Inc.	1,928	43
Nelnet, Inc. Class A	1,200	27
NewAlliance Bancshares, Inc.	2,380	37
Newcastle Investment Corp. (Æ)(ö)	6,880	58
NewStar Financial, Inc. (Æ)	500	5
NGP Capital Resources Co.	1,100	11
NorthStar Realty Finance Corp. (ö)	1,600	10
Northwest Bancshares, Inc.	11,765	143
OceanFirst Financial Corp.	420	6
Ocwen Financial Corp. (Æ)	5,497	58
Old National Bancorp	3,100	35
Oppenheimer Holdings, Inc. Class A	386	13
Oriental Financial Group, Inc.	1,613	19
Pebblebrook Hotel Trust (ö)	1,600	35
PennantPark Investment Corp.	4,435	56
Pennsylvania Real Estate Investment Trust (ö)	1,375	20
Peoples Bancorp, Inc.	830	11
Platinum Underwriters Holdings, Ltd.	2,469	103
ProAssurance Corp. (Æ)	1,145	72
Prospect Capital Corp.	630	8
Prosperity Bancshares, Inc.	3,949	161
Provident Financial Services, Inc.	536	8
Provident New York Bancorp	325	3
Renasant Corp.	1,100	18
Republic Bancorp, Inc. Class A	1,639	28
Resource Capital Corp. (ö)	1,900	14
Rodman & Renshaw Capital Group, Inc. (Æ)	1,100	2
Safeguard Scientifics, Inc. (Æ)	1,100	23
Saul Centers, Inc. (ö)	434	20
SeaBright Holdings, Inc.	1,582	17
Signature Bank NY (Æ)	530	27
Solar Capital, Ltd. (Æ)	1,100	27
Southside Bancshares, Inc.	840	19
Southwest Bancorp, Inc. (Æ)	630	9

Enhanced Small Cap Fund	35

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Starwood Property Trust, Inc. (ö)	6,640	155
StellarOne Corp.	300	4
Strategic Hotels & Resorts, Inc. (Æ)(ö)	27,220	177
Suffolk Bancorp	1,106	23
Sun Communities, Inc. (ö)	2,258	78
Susquehanna Bancshares, Inc.	6,082	58
Taylor Capital Group, Inc. (Æ)	500	5
Terreno Realty Corp. (ö)	200	4
Texas Capital Bancshares, Inc. (Æ)	1,369	35
Tower Bancorp, Inc.	124	3
TowneBank	751	11
Trustco Bank Corp. NY	3,920	24
Trustmark Corp.	454	11
Two Harbors Investment Corp. (ö)	5,500	61
UMB Financial Corp.	279	11
Umpqua Holdings Corp.	4,930	56
United Bankshares, Inc.	1,176	34
United Financial Bancorp, Inc.	300	5
U-Store-It Trust (ö)	6,368	65
ViewPoint Financial Group	900	12
WesBanco, Inc.	2,011	42
Western Alliance Bancorp (Æ)	2,300	19
Westwood Holdings Group, Inc.	320	12
Wilshire Bancorp, Inc.	2,630	17
Winthrop Realty Trust (ö)	400	5
Wintrust Financial Corp.	750	25
World Acceptance Corp. (Æ)	870	52

		6,738

Health Care - 12.3%
Albany Molecular Research, Inc. (Æ)	3,681	17
Alliance HealthCare Services, Inc. (Æ)	1,289	5
America Service Group, Inc.	600	11
American Dental Partners, Inc. (Æ)	383	5
American Medical Systems Holdings, Inc. (Æ)	3,092	68
AMERIGROUP Corp. Class A(Æ)	4,159	238
Angiodynamics, Inc. (Æ)	700	12
Antares Pharma, Inc. (Æ)	1,800	3
Ariad Pharmaceuticals, Inc. (Æ)	26,464	159
Arqule, Inc. (Æ)	7,636	49
Array Biopharma, Inc. (Æ)	2,400	7
Assisted Living Concepts, Inc. Class A (Æ)	900	32
Bruker Corp. (Æ)	7,540	145
Cambrex Corp. (Æ)	500	3
Cantel Medical Corp.	3,688	81
CONMED Corp. (Æ)	1,281	34
Cornerstone Therapeutics, Inc. (Æ)	700	4
Corvel Corp. (Æ)	748	37
Cross Country Healthcare, Inc. (Æ)	400	3
CryoLife, Inc. (Æ)	1,300	7
Cubist Pharmaceuticals, Inc. (Æ)	4,330	95
Cynosure, Inc. Class A (Æ)	411	6
DexCom, Inc. (Æ)	1,173	17
Durect Corp. (Æ)	6,270	20
Emergent Biosolutions, Inc. (Æ)	1,755	37
Endologix, Inc. (Æ)	630	4
Enzon Pharmaceuticals, Inc. (Æ)	463	5
Exelixis, Inc. (Æ)	4,081	51
Five Star Quality Care, Inc. (Æ)	2,990	21
Gentiva Health Services, Inc. (Æ)	830	23
Haemonetics Corp. (Æ)	1,180	73
Healthsouth Corp. (Æ)	5,614	136
Healthspring, Inc. (Æ)	3,552	134
ICU Medical, Inc. (Æ)	106	4
Impax Laboratories, Inc. (Æ)	5,201	107
Incyte Corp., Ltd. (Æ)	9,037	124
Integra LifeSciences Holdings Corp. (Æ)	340	17
Invacare Corp.	5,405	160
IRIS International, Inc. (Æ)	800	8
Kensey Nash Corp. (Æ)	1,414	37
Magellan Health Services, Inc. (Æ)	3,960	190
MAKO Surgical Corp. (Æ)	1,400	29
Medcath Corp. (Æ)	910	13
Medical Action Industries, Inc. (Æ)	1,000	8
Medidata Solutions, Inc. (Æ)	700	18
MedQuist, Inc.	300	3
Metropolitan Health Networks, Inc. (Æ)	4,800	24
Nabi Biopharmaceuticals (Æ)	12,398	70
National Healthcare Corp.	100	5
Neurocrine Biosciences, Inc. (Æ)	7,430	50
NeurogesX, Inc. (Æ)	1,200	4
NxStage Medical, Inc. (Æ)	3,772	78
Obagi Medical Products, Inc. (Æ)	890	10
Omnicell, Inc. (Æ)	2,634	35
Orthofix International NV (Æ)	515	16
Par Pharmaceutical Cos., Inc. (Æ)	4,762	147
Parexel International Corp. (Æ)	4,715	111
PDL BioPharma, Inc.	26,580	147
Providence Service Corp. (The) (Æ)	3,144	52
PSS World Medical, Inc. (Æ)	2,001	52
Questcor Pharmaceuticals, Inc. (Æ)	7,529	97
RTI Biologics, Inc. (Æ)	806	2
Rural/Metro Corp. (Æ)	600	9
Santarus, Inc. (Æ)	10,510	33
Sciclone Pharmaceuticals, Inc. (Æ)	6,200	27
Sirona Dental Systems, Inc. (Æ)	3,956	200
SonoSite, Inc. (Æ)	1,220	44
Sunrise Senior Living, Inc. (Æ)	11,850	135
SuperGen, Inc. (Æ)	2,000	6
Synovis Life Technologies, Inc. (Æ)	700	14

36	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Team Health Holdings, Inc. (Æ)	300	5
TomoTherapy, Inc. (Æ)	1,000	3
Triple-S Management Corp. Class B (Æ)	1,480	29
Universal American Corp.	3,737	77
US Physical Therapy, Inc. (Æ)	1,200	24
Vanda Pharmaceuticals, Inc. (Æ)	6,392	47
Vical, Inc. (Æ)	3,739	8
Viropharma, Inc. (Æ)	11,192	201
Zalicus, Inc. (Æ)	3,500	8

		4,030

Industrials - 16.4%
AAON, Inc.	579	18
AAR Corp. (Æ)	200	5
ACCO Brands Corp. (Æ)	8,465	72
Air Transport Services Group, Inc. (Æ)	4,400	35
Alamo Group, Inc.	800	23
Alaska Air Group, Inc. (Æ)	3,334	198
Altra Holdings, Inc. (Æ)	2,920	63
Amerco, Inc. (Æ)	866	84
American Railcar Industries, Inc. (Æ)	1,020	21
American Woodmark Corp.	901	18
Ampco-Pittsburgh Corp.	382	10
AO Smith Corp.	3,273	132
Apogee Enterprises, Inc.	1,162	16
Applied Industrial Technologies, Inc.	2,450	78
Astronics Corp. (Æ)	200	4
Atlas Air Worldwide Holdings, Inc. (Æ)	1,603	109
Avis Budget Group, Inc. (Æ)	658	10
AZZ, Inc.	400	17
Belden, Inc.	3,586	131
Brady Corp. Class A	828	30
Brink’s Co. (The)	4,580	141
CAI International, Inc. (Æ)	300	6
CBIZ, Inc. (Æ)	5,211	37
Celadon Group, Inc. (Æ)	6,076	89
Ceradyne, Inc. (Æ)	3,629	139
Clarcor, Inc.	640	26
Columbus McKinnon Corp. (Æ)	715	12
Comfort Systems USA, Inc.	6,214	82
Consolidated Graphics, Inc. (Æ)	2,917	159
Courier Corp.	500	7
Cubic Corp.	769	39
DigitalGlobe, Inc. (Æ)	843	27
Dolan Co. (The) (Æ)	3,010	38
Ducommun, Inc.	2,790	62
DXP Enterprises, Inc. (Æ)	1,680	36
Dycom Industries, Inc. (Æ)	1,012	17
Dynamic Materials Corp.	400	11
EMCOR Group, Inc. (Æ)	2,715	86
EnerSys (Æ)	5,334	189
EnPro Industries, Inc. (Æ)	3,922	156
Exponent, Inc. (Æ)	400	16
Force Protection, Inc. (Æ)	12,044	61
Franklin Electric Co., Inc.	600	26
G&K Services, Inc. Class A	300	10
GenCorp, Inc. (Æ)	5,720	30
Generac Holdings, Inc. (Æ)	400	7
Geo Group, Inc. (The) (Æ)	6,713	171
Gibraltar Industries, Inc. (Æ)	2,820	31
Global Defense Technology & Systems, Inc. (Æ)	220	4
GrafTech International, Ltd. (Æ)	279	6
Great Lakes Dredge & Dock Corp.	15,760	124
H&E Equipment Services, Inc. (Æ)	2,090	33
Hawaiian Holdings, Inc. (Æ)	3,811	25
Heartland Express, Inc.	6,174	102
Herman Miller, Inc.	257	7
Hexcel Corp. (Æ)	1,900	35
Houston Wire & Cable Co.	773	10
Huron Consulting Group, Inc. (Æ)	700	19
Insteel Industries, Inc.	1,249	15
Interline Brands, Inc. (Æ)	947	21
Kadant, Inc. (Æ)	3,218	84
Kimball International, Inc. Class B	1,273	9
Knoll, Inc.	1,130	23
LaBarge, Inc. (Æ)	340	5
Lawson Products, Inc.	319	8
LB Foster Co. Class A (Æ)	331	14
LMI Aerospace, Inc. (Æ)	1,700	31
M&F Worldwide Corp. (Æ)	940	23
MasTec, Inc. (Æ)	3,500	65
Michael Baker Corp. (Æ)	100	3
Mueller Industries, Inc.	1,875	64
NACCO Industries, Inc. Class A	600	75
National Presto Industries, Inc.	666	84
Navigant Consulting, Inc. (Æ)	2,331	22
Nordson Corp.	2,430	265
Old Dominion Freight Line, Inc. (Æ)	550	17
On Assignment, Inc. (Æ)	3,321	35
Pacer International, Inc. (Æ)	4,600	25
Park-Ohio Holdings Corp. (Æ)	800	18
Powell Industries, Inc. (Æ)	73	3
Quanex Building Products Corp.	4,500	85
Rollins, Inc.	2,785	55
Saia, Inc. (Æ)	597	9
Sauer-Danfoss, Inc. (Æ)	1,980	60
Schawk, Inc. Class A	800	14
Seaboard Corp.	43	100
SFN Group, Inc. (Æ)	11,449	158
Standard Parking Corp. (Æ)	988	18
Standard Register Co. (The)	2,640	9

Enhanced Small Cap Fund	37

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Standex International Corp.	905	31
Sterling Construction Co., Inc. (Æ)	1,340	18
TAL International Group, Inc.	2,202	77
Tecumseh Products Co. Class A (Æ)	887	11
Teledyne Technologies, Inc. (Æ)	630	33
Tennant Co.	400	16
Tredegar Corp.	2,730	53
Trimas Corp. (Æ)	2,120	44
Twin Disc, Inc.	1,902	62
Unifirst Corp.	259	15
United Rentals, Inc. (Æ)	752	23
United Stationers, Inc.	100	7
US Airways Group, Inc. (Æ)	11,749	101
US Ecology, Inc.	229	4
Viad Corp.	1,908	44
VSE Corp.	200	5
Watts Water Technologies, Inc. Class A	1,529	60
Werner Enterprises, Inc.	7,226	170
Woodward, Inc.	1,171	39

		5,380

Information Technology - 20.0%
ACI Worldwide, Inc. (Æ)	5,688	178
Actuate Corp. (Æ)	800	4
Acxiom Corp. (Æ)	6,188	106
Agilysys, Inc. (Æ)	2,460	12
Amkor Technology, Inc. (Æ)	3,417	25
Anaren, Inc. (Æ)	2,134	45
Anixter International, Inc.	432	31
Arris Group, Inc. (Æ)	11,309	149
Aviat Networks, Inc. (Æ)	10,606	65
Benchmark Electronics, Inc. (Æ)	4,930	93
Black Box Corp.	904	35
Bottomline Technologies, Inc. (Æ)	1,699	38
Brightpoint, Inc. (Æ)	9,130	115
Cabot Microelectronics Corp. (Æ)	3,250	159
Cardtronics, Inc. (Æ)	7,000	133
Checkpoint Systems, Inc. (Æ)	106	2
Ciber, Inc. (Æ)	6,254	29
Coherent, Inc. (Æ)	2,972	184
Comtech Telecommunications Corp.	2,666	72
Cray, Inc. (Æ)	644	5
CSG Systems International, Inc. (Æ)	5,110	100
CTS Corp.	345	4
Digi International, Inc. (Æ)	5,329	59
Diodes, Inc. (Æ)	1,920	56
DSP Group, Inc. (Æ)	3,840	30
Earthlink, Inc.	15,644	129
Electro Rent Corp.	700	11
Electronics for Imaging, Inc. (Æ)	800	12
Entegris, Inc. (Æ)	18,940	165
Epicor Software Corp. (Æ)	1,500	15
Forrester Research, Inc.	1,627	59
Global Cash Access Holdings, Inc. (Æ)	11,724	40
GT Solar International, Inc. (Æ)	14,967	160
Hypercom Corp. (Æ)	1,400	14
iGate Corp.	1,810	33
Imation Corp. (Æ)	3,990	46
Insight Enterprises, Inc. (Æ)	4,978	91
Integrated Device Technology, Inc. (Æ)	13,190	102
InterDigital, Inc.	3,867	184
Internap Network Services Corp. (Æ)	14,519	99
IXYS Corp. (Æ)	1,000	12
Knot, Inc. (The) (Æ)	1,000	10
Lattice Semiconductor Corp. (Æ)	25,788	171
Lawson Software, Inc. (Æ)	17,326	176
Lionbridge Technologies, Inc. (Æ)	4,606	17
Liquidity Services, Inc. (Æ)	800	13
Littelfuse, Inc.	1,869	99
LivePerson, Inc. (Æ)	634	6
LoopNet, Inc. (Æ)	1,174	14
Manhattan Associates, Inc. (Æ)	4,091	132
Mattson Technology, Inc. (Æ)	3,200	8
MAXIMUS, Inc.	1,184	88
Measurement Specialties, Inc. (Æ)	720	22
Methode Electronics, Inc.	3,968	46
MicroStrategy, Inc. Class A (Æ)	850	101
MIPS Technologies, Inc. Class A (Æ)	3,841	47
MKS Instruments, Inc.	1,300	39
ModusLink Global Solutions, Inc. (Æ)	6,037	42
MoneyGram International, Inc. (Æ)	5,500	15
Monotype Imaging Holdings, Inc. (Æ)	6,891	92
Multi-Fineline Electronix, Inc. (Æ)	155	4
Nanometrics, Inc. (Æ)	3,300	59
Netgear, Inc. (Æ)	625	21
Netscout Systems, Inc. (Æ)	2,165	54
Newport Corp. (Æ)	2,746	46
NIC, Inc.	878	9
Omnivision Technologies, Inc. (Æ)	1,430	44
Oplink Communications, Inc. (Æ)	1,080	29
OSI Systems, Inc. (Æ)	2,144	81
PC-Telephone, Inc. (Æ)	2,617	20
Perficient, Inc. (Æ)	5,198	65
Pericom Semiconductor Corp. (Æ)	4,532	46
Photronics, Inc. (Æ)	12,736	114
Plantronics, Inc.	4,810	168
Power-One, Inc. (Æ)	3,270	27
Powerwave Technologies, Inc. (Æ)	14,370	53
Progress Software Corp. (Æ)	4,800	141
Pulse Electronics Corp.	3,030	18
Quantum Corp. (Æ)	12,421	32
Quest Software, Inc. (Æ)	2,840	76

38	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Radiant Systems, Inc. (Æ)	2,280	39
Radisys Corp. (Æ)	1,700	14
Renaissance Learning, Inc.	300	3
RF Micro Devices, Inc. (Æ)	25,065	188
Richardson Electronics, Ltd.	1,500	20
Rogers Corp. (Æ)	941	44
S1 Corp. (Æ)	7,836	51
Saba Software, Inc. (Æ)	1,100	8
Smith Micro Software, Inc. (Æ)	2,990	28
Spansion, Inc. Class A (Æ)	550	12
SRA International, Inc. Class A (Æ)	1,894	52
SS&C Technologies Holdings, Inc. (Æ)	1,200	24
Stamps.com, Inc.	400	5
Symmetricom, Inc. (Æ)	7,685	43
SYNNEX Corp. (Æ)	2,243	79
TeleNav, Inc. (Æ)	400	4
TeleTech Holdings, Inc. (Æ)	7,667	175
Tessera Technologies, Inc. (Æ)	3,320	58
TIBCO Software, Inc. (Æ)	10,459	258
Tyler Technologies, Inc. (Æ)	1,920	42
Unisys Corp. (Æ)	960	36
ValueClick, Inc. (Æ)	10,607	158
Websense, Inc. (Æ)	903	19
Xyratex, Ltd. (Æ)	4,800	61

		6,567

Materials - 6.0%
Arch Chemicals, Inc.	2,686	96
Buckeye Technologies, Inc.	6,487	170
Clearwater Paper Corp. (Æ)	513	41
Graphic Packaging Holding Co. (Æ)	1,100	6
Headwaters, Inc. (Æ)	3,900	20
Hecla Mining Co. (Æ)	13,180	134
Kaiser Aluminum Corp.	1,639	83
Minerals Technologies, Inc.	1,909	124
Molycorp, Inc. (Æ)	2,384	114
Neenah Paper, Inc.	2,100	41
NewMarket Corp.	1,319	169
Noranda Aluminum Holding Corp. (Æ)	3,950	62
OM Group, Inc. (Æ)	1,971	69
Omnova Solutions, Inc. (Æ)	4,860	34
PH Glatfelter Co.	4,280	53
PolyOne Corp. (Æ)	12,439	173
Rock-Tenn Co. Class A	1,325	91
Sensient Technologies Corp.	2,244	75
Silgan Holdings, Inc.	1,256	46
Spartech Corp. (Æ)	1,364	11
Stillwater Mining Co. (Æ)	1,610	38
TPC Group, Inc. (Æ)	1,230	36
Wausau Paper Corp.	1,890	15
Worthington Industries, Inc.	3,663	71
WR Grace & Co. (Æ)	4,881	186

		1,958

Telecommunication Services - 1.2%
General Communication, Inc. Class A (Æ)	6,451	78
Global Crossing, Ltd. (Æ)	3,044	48
IDT Corp. Class B	6,110	159
PAETEC Holding Corp. (Æ)	10,764	41
Premiere Global Services, Inc. (Æ)	384	3
USA Mobility, Inc.	5,038	75

		404

Utilities - 2.6%
Avista Corp.	4,138	92
Cadiz, Inc. (Æ)	800	10
California Water Service Group	436	15
Central Vermont Public Service Corp.	181	4
Chesapeake Utilities Corp.	400	16
El Paso Electric Co. (Æ)	5,077	143
Idacorp, Inc.	4,322	163
New Jersey Resources Corp.	1,822	76
Northwest Natural Gas Co.	1,105	52
NorthWestern Corp.	1,297	39
PNM Resources, Inc.	468	6
Portland General Electric Co.	700	17
South Jersey Industries, Inc.	450	25
Southwest Gas Corp.	3,225	125
Unisource Energy Corp.	1,894	69

		852

Total Common Stocks (cost $24,613)		33,806

Short-Term Investments - 0.4%
SSgA Prime Money Market Fund	139,541	140

Total Short-Term Investments (cost $140)		140

Total Investments - 103.4% (identified cost $24,753)		33,946

Other Assets and Liabilities, Net - (3.4%)		(1,116)

Net Assets - 100.0%		32,830

Enhanced Small Cap Fund	39

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except contracts)
Unrealized
Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
Russell 2000 Mini Index Futures (CME)	1	USD	82	03	/11	— ±

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						— ±

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$4,673	$—	$—	$4,673	14.3
Consumer Staples	799	—	—	799	2.4
Energy	2,405	—	—	2,405	7.3
Financials	6,738	—	—	6,738	20.5
Health Care	4,030	—	—	4,030	12.3
Industrials	5,380	—	—	5,380	16.4
Information Technology	6,567	—	—	6,567	20.0
Materials	1,958	—	—	1,958	6.0
Telecommunication Services	404	—	—	404	1.2
Utilities	852	—	—	852	2.6
Short-Term Investments	140	—	—	140	0.4

Total Investments	33,946	—	—	33,946	103.4

Other Assets and Liabilities, Net					(3.4)

					100.0

Other Financial Instruments
Futures Contracts	—	—	—	—	— *

Total Other Financial Instruments**	$—	$—	$—	$—

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

40	Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Shareholder Expense Example — February 28, 2011 (Unaudited)
Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2010 to February 28, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical
		Performance
	Actual	(5% return
	Performance	before expenses)

Beginning Account Value September 1, 2010	$1,000.00	$1,000.00
Ending Account Value February 28, 2011	$1,175.10	$1,015.32
Expenses Paid During Period*	$10.30	$9.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund	41

This page has been intentionally left blank.

SSgA
Directional Core Equity Fund

Schedule of Investments — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.8%

Consumer Discretionary - 11.0%
Advance Auto Parts, Inc. (Û)	569	36
Autoliv, Inc. (Û)	231	17
AutoZone, Inc. (Æ)(Û)	105	27
Brinker International, Inc. (Û)	971	23
Comcast Corp. Class A (Û)	1,744	45
Cracker Barrel Old Country Store, Inc. (Û)	316	16
Dollar Tree, Inc. (Æ)(Û)	370	19
Liberty Global, Inc. Class A(Æ)(Û)	524	22
Macy’s, Inc. (Û)	1,135	27
Ross Stores, Inc. (Û)	443	32
Time Warner Cable, Inc. (Û)	380	27
TRW Automotive Holdings Corp. (Æ)(Û)	445	25
Warnaco Group, Inc. (The) (Æ)(Û)	433	25
Wyndham Worldwide Corp. (Û)	575	18

		359

Consumer Staples - 6.2%
Coca-Cola Co. (The) (Û)	157	10
Corn Products International, Inc. (Û)	885	43
Energizer Holdings, Inc. (Æ)(Û)	211	14
Kroger Co. (The) (Û)	1,347	31
Nu Skin Enterprises, Inc. Class A (Û)	570	18
PepsiCo, Inc. (Û)	152	10
Philip Morris International, Inc. (Û)	374	23
Procter & Gamble Co. (The) (Û)	464	29
Wal-Mart Stores, Inc. (Û)	417	22

		200

Energy - 13.6%
Chevron Corp. (Û)	777	81
Cimarex Energy Co. (Û)	195	23
ConocoPhillips (Û)	750	58
Exxon Mobil Corp. (Û)	1,392	119
Marathon Oil Corp.	581	29
McDermott International, Inc. (Æ)(Û)	1,311	30
Murphy Oil Corp. (Û)	389	29
Occidental Petroleum Corp.	69	7
Oceaneering International, Inc. (Æ)(Û)	244	20
Schlumberger, Ltd. (Û)	151	14
Valero Energy Corp.	1,136	32

		442

Financials - 15.9%
Ameriprise Financial, Inc. (Û)	449	28
Axis Capital Holdings, Ltd. (Û)	520	19
Bank of America Corp. (Û)	1,447	21
Berkshire Hathaway, Inc. Class B (Æ)(Û)	154	13
CBL & Associates Properties, Inc. (ö)(Û)	1,938	35
CIT Group, Inc. (Æ)(Û)	400	17
Citigroup, Inc. (Æ)(Û)	1,943	9
Commerce Bancshares, Inc. City MO	629	25
Endurance Specialty Holdings, Ltd. (Û)	774	38
Ezcorp, Inc. Class A (Æ)	882	25
Fifth Third Bancorp(Û)	1,335	20
Goldman Sachs Group, Inc. (The) (Û)	72	12
Hartford Financial Services Group, Inc.	700	21
Hospitality Properties Trust (ö)(Û)	1,393	32
JPMorgan Chase & Co. (Û)	626	29
Moody’s Corp. (Û)	1,192	38
NASDAQ OMX Group, Inc. (The) (Æ)(Û)	828	24
Reinsurance Group of America, Inc. Class A(Û)	344	21
Torchmark Corp. (Û)	605	40
UMB Financial Corp.	764	30
Wells Fargo & Co. (Û)	702	23

		520

Health Care - 11.1%
Abbott Laboratories	106	5
Cephalon, Inc. (Æ)(Û)	434	24
Cooper Cos., Inc. (The) (Û)	795	49
Eli Lilly & Co. (Û)	724	25
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	509	18
Forest Laboratories, Inc. (Æ)(Û)	1,073	35
Healthspring, Inc. (Æ)(Û)	668	25
Humana, Inc. (Æ)(Û)	754	49
Johnson & Johnson (Û)	421	26
Merck & Co., Inc. (Û)	236	8
Par Pharmaceutical Cos., Inc. (Æ)	691	21
Pfizer, Inc. (Û)	1,064	21
UnitedHealth Group, Inc. (Û)	1,322	56

		362

Industrials - 10.7%
AGCO Corp. (Æ)(Û)	415	23
Applied Industrial Technologies, Inc. (Û)	496	16
Caterpillar, Inc. (Û)	316	33
CSX Corp. (Û)	418	31
Eaton Corp. (Û)	318	35
General Electric Co. (Û)	1,443	30
KBR, Inc. (Û)	1,464	48
Northrop Grumman Corp. (Û)	237	16
Parker Hannifin Corp. (Û)	228	20
Ryder System, Inc. (Û)	494	24

Directional Core Equity Fund	43

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Timken Co. (Û)	840	41
Toro Co. (The) (Û)	501	31

		348

Information Technology - 24.3%
Anixter International, Inc. (Û)	589	42
Apple, Inc. (Æ)(Û)	231	82
BMC Software, Inc. (Æ)(Û)	402	20
CA, Inc. (Û)	760	19
Cisco Systems, Inc. (Æ)(Û)	558	10
Convergys Corp. (Æ)(Û)	1,767	25
Fairchild Semiconductor International, Inc. Class A (Æ)(Û)	1,218	21
Google, Inc. Class A (Æ)(Û)	44	27
Harris Corp. (Û)	549	26
Hewlett-Packard Co. (Û)	519	23
IAC/InterActiveCorp (Æ)(Û)	506	16
Intel Corp. (Û)	1,245	27
International Business Machines Corp. (Û)	491	80
Intuit, Inc. (Æ)(Û)	279	15
j2 Global Communications, Inc. (Æ)	579	17
Lam Research Corp. (Æ)	515	28
Lexmark International, Inc. Class A (Æ)(Û)	410	15
Microsoft Corp. (Û)	1,837	49
Oracle Corp. (Û)	1,496	49
QUALCOMM, Inc.	225	13
RF Micro Devices, Inc. (Æ)(Û)	3,208	24
Symantec Corp. (Æ)(Û)	793	14
Synopsys, Inc. (Æ)(Û)	992	28
Teradyne, Inc. (Æ)(Û)	2,000	37
Vishay Intertechnology, Inc. (Æ)(Û)	2,817	49
Western Union Co. (The) (Û)	1,744	38

		794

Materials - 4.3%
Domtar Corp. (Û)	224	20
Ferro Corp. (Æ)(Û)	1,611	26
Freeport-McMoRan Copper & Gold, Inc. Class B (Û)	752	40
PPG Industries, Inc. (Û)	344	30
Walter Energy, Inc. Class A (Û)	211	25

		141

Telecommunication Services - 2.2%
AT&T, Inc. (Û)	1,490	42
Verizon Communications, Inc. (Û)	768	29

		71

Utilities - 0.5%
Unisource Energy Corp. (Û)	487	18

Total Common Stocks (cost $2,583)		3,255

Short-Term Investments - 15.1%
SSgA Prime Money Market Fund	493,815	494

Total Short-Term Investments (cost $494)		494

Total Investments - 114.9% (identified cost $3,077)		3,749

Securities Sold Short - (27.5)%

Consumer Discretionary - (3.1)%
DreamWorks Animation SKG, Inc. Class A (Æ)	(571)	(16)
MDC Holdings, Inc.	(794)	(21)
Thor Industries, Inc.	(447)	(15)
Toll Brothers, Inc. (Æ)	(1,172)	(25)
Urban Outfitters, Inc. (Æ)	(670)	(25)

		(102)

Consumer Staples - (1.3)%
Avon Products, Inc.	(483)	(14)
Central European Distribution Corp. (Æ)	(975)	(22)
Colgate-Palmolive Co.	(93)	(7)

		(43)

Energy - (1.5)%
Cobalt International Energy, Inc. (Æ)	(1,244)	(19)
Petrohawk Energy Corp. (Æ)	(775)	(17)
Southwestern Energy Co. (Æ)	(345)	(14)

		(50)

Information Technology - (6.2)%
Concur Technologies, Inc. (Æ)	(454)	(24)
Cree, Inc. (Æ)	(288)	(15)
Dolby Laboratories, Inc. Class A (Æ)	(392)	(20)
Electronic Arts, Inc. (Æ)	(908)	(17)
Equinix, Inc. (Æ)	(184)	(16)
Flir Systems, Inc.	(535)	(17)
Genpact, Ltd. (Æ)	(1,674)	(23)
MEMC Electronic Materials, Inc. (Æ)	(1,760)	(24)
Salesforce.com, Inc. (Æ)	(147)	(19)
Silicon Laboratories, Inc. (Æ)	(502)	(23)

		(198)

44	Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Financials - (5.4)%
Associated Banc-Corp.	(1,059)	(15)
Astoria Financial Corp.	(1,146)	(16)
Charles Schwab Corp. (The)	(473)	(9)
E*Trade Financial Corp. (Æ)	(967)	(16)
Greenhill & Co., Inc.	(155)	(11)
Hanover Insurance Group, Inc. (The)	(513)	(24)
Hudson City Bancorp, Inc.	(1,156)	(13)
Old Republic International Corp.	(1,871)	(23)
Regions Financial Corp.	(1,924)	(15)
White Mountains Insurance Group, Ltd.	(47)	(18)
Zions Bancorporation	(637)	(15)

		(175)

Industrials - (3.3)%
Babcock & Wilcox Co. (The) (Æ)	(730)	(25)
Landstar System, Inc.	(386)	(17)
Republic Services, Inc. Class A	(477)	(14)
Spirit Aerosystems Holdings, Inc. Class A (Æ)	(1,033)	(27)
USG Corp. (Æ)	(1,357)	(23)

		(106)

Health Care - (4.2)%
Allscripts Healthcare Solutions, Inc. (Æ)	(766)	(16)
Celgene Corp. (Æ)	(189)	(10)
Human Genome Sciences, Inc. (Æ)	(586)	(15)
Intuitive Surgical, Inc. (Æ)	(65)	(21)
Patterson Cos., Inc.	(512)	(17)
Techne Corp.	(243)	(18)
Thoratec Corp. (Æ)	(612)	(17)
VCA Antech, Inc. (Æ)	(955)	(24)

		(138)

Materials - (1.7)%
Allegheny Technologies, Inc.	(255)	(17)
Bemis Co., Inc.	(483)	(16)
Vulcan Materials Co.	(524)	(24)

		(57)

Telecommunication Services - (0.8)%
American Tower Corp. Class A (Æ)	(239)	(13)
Crown Castle International Corp. (Æ)	(329)	(14)

		(27)

Total Securities Sold Short (proceeds $857)		(896)

Other Assets and Liabilities, Net - 12.6%		410

Net Assets - 100.0%		3,262

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund	45

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — February 28, 2011 (Unaudited)

Amounts in thousands
					% of
	Market Value				Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$359	$—	$—	$359	11.0
Consumer Staples	200	—	—	200	6.2
Energy	442	—	—	442	13.6
Financials	520	—	—	520	15.9
Health Care	362	—	—	362	11.1
Industrials	348	—	—	348	10.7
Information Technology	794	—	—	794	24.3
Materials	141	—	—	141	4.3
Telecommunication Services	71	—	—	71	2.2
Utilities	18	—	—	18	0.5
Short-Term Investments	494	—	—	494	15.1

Total Investments	$3,749	$—	$—	$3,749	114.9

Securities Sold Short	(896)	—	—	(896)	(27.5)

Other Assets and Liabilities, Net					12.6

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

46	Directional Core Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — February 28, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ñ)	All or a portion of the shares of this security are on loan.
(X)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(Û)	Held as collateral in connection with securities sold short.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CDO - Collateralized Debt Obligation
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security

Notes to Schedules of Investments	47

SSgA
Equity Funds

Statements of Assets and Liabilities — February 28, 2011 (Unaudited)

	Disciplined	Small Cap
Amounts in thousands	Equity Fund	Fund

Assets
Investments, at identified cost	$5,790	$11,536

Investments, at market*	8,286	13,524
Cash (restricted)	—	—
Deposits with brokers for securities sold short**	—	—
Receivables:
Dividends and interest	18	5
Investments sold	131	—
Fund shares sold	—	9
From Advisor	14	20
Daily variation margin on futures contracts	—	—
Prepaid expenses	2	1

Total assets	8,451	13,559

Liabilities
Payables:
Due to custodian	14	—
Investments purchased	5	—
Fund shares redeemed	—	—
Accrued fees to affiliates	25	37
Other accrued expenses	46	25
Securities sold short, at market value**	—	—
Payable upon return of securities loaned	664	2,581

Total liabilities	754	2,643

Net Assets	$7,697	$10,916

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$31	$(11)
Accumulated net realized gain (loss)	(64,706)	(23,054)
Unrealized appreciation (depreciation) on:
Investments	2,496	1,988
Futures contracts	—	—
Securities sold short**	—	—
Shares of beneficial interest	1	—
Additional paid-in capital	69,875	31,993

Net Assets	$7,697	$10,916

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class(a)	$9.92	$22.16
Net assets	$7,696,758	$10,084,750
Shares outstanding ($.001 par value)	776,209	455,121
Net asset value per share: Class R(a)	$—	$21.98
Net assets	$—	$831,418
Shares outstanding ($.001 par value)	—	37,821

Amounts in thousands
*	Securities on loan included in investments	$651	$2,517
**	Proceeds on securities sold short	$—	$—
(a)	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

48	Statements of Assets and Liabilities

Tuckerman	IAM SHARES	Enhanced Small	Directional Core
Active REIT Fund	Fund	Cap Fund	Equity Fund

$40,524	$141,377	$24,753	$3,077

69,762	169,285	33,946	3,749
—	—	5	—
—	—	—	427

21	361	16	5
237	—	—	—
40	6	2	—
15	—	16	12
—	22	—	—
2	6	5	5

70,077	169,680	33,990	4,198

—	—	—	—
—	—	—	—
229	—	1,093	—
63	55	41	20
33	37	26	20
—	—	—	896
4,443	4,261	—	—

4,768	4,353	1,160	936

$65,309	$165,327	$32,830	$3,262

$8	$531	$103	$(6)
(33,619)	(33,497)	(11,676)	(3,828)

29,238	27,908	9,193	672
—	295	—	—
—	—	—	(39)
6	16	3	—
69,676	170,074	35,207	6,463

$65,309	$165,327	$32,830	$3,262

$11.35	$10.23	$11.10	$10.47
$65,309,000	$165,326,528	$32,829,876	$3,261,506
5,752,993	16,155,990	2,956,832	311,394
$—	$—	$—	$—
$—	$—	$—	$—
—	—	—	—

$4,761	$4,537	$—	$—
—	—	—	(857)

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	49

SSgA
Equity Funds

Statements of Operations — For the Period Ended February 28, 2011 (Unaudited)

	Disciplined	Small Cap
Amounts in thousands	Equity Fund	Fund

Investment Income
Dividends	$81	$52
Securities lending income	1	3

Total investment income	82	55

Expenses
Advisory fees	9	39
Administrative fees	16	17
Custodian fees	23	33
Distribution fees	5	8
Distribution fees - Class R	—	—	*
Transfer agent fees	17	33
Professional fees	31	18
Registration fees	12	22
Shareholder servicing fees	1	3
Shareholder servicing fees - Class R	—	2
Trustees’ fees	7	6
Insurance fees	1	—	*
Printing fees	11	3
Dividends from securities sold short	—	—
Miscellaneous	1	3

Expenses before reductions	134	187
Expense reductions	(110)	(121)

Net expenses	24	66

Net investment income (loss)	58	(11)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	724	1,737
Futures contracts	7	—
Securities sold short	—	—

Net realized gain (loss)	731	1,737

Net change in unrealized appreciation (depreciation) on:
Investments	1,066	1,719
Futures contracts	—	—
Securities sold short	—	—

Net change in unrealized appreciation (depreciation)	1,066	1,719

Net realized and unrealized gain (loss)	1,797	3,456

Net Increase (Decrease) in Net Assets from Operations	$1,855	$3,445

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

50	Statements of Operations

Tuckerman Active	IAM SHARES	Enhanced Small	Directional
REIT Fund	Fund	Cap Fund	Core Equity Fund

$767	$1,500	$220	$28
10	16	—	—

777	1,516	220	28

203	187	70	23
25	39	20	15
21	24	41	18
64	26	30	2
—	—	—	—
23	16	16	14
22	25	23	18
14	12	13	13
14	19	4	3
—	—	—	—
7	8	6	6
1	2	— *	— *
8	12	3	1
—	—	—	5
1	1	2	1

403	371	228	119
(91)	(2)	(111)	(85)

312	369	117	34

465	1,147	103	(6)

1,572	(158)	2,139	282
—	461	83	—
—	—	—	(167)

1,572	303	2,222	115

9,818	34,317	7,973	627
—	402	11	—
—	—	—	(141)

9,818	34,719	7,984	486

11,390	35,022	10,206	601

$11,855	$36,169	$10,309	$595

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	51

SSgA
Equity Funds

Statements of Changes in Net Assets

	Disciplined Equity Fund		Small Cap Fund
	Six Months	Fiscal Year	Six Months	Fiscal Year
	Ended	Ended	Ended	Ended
	February 28, 2011	August 31,	February 28, 2011	August 31,
Amounts in thousands	(Unaudited)	2010	(Unaudited)	2010

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$58	$976	$(11)	$(12)
Net realized gain (loss)	731	19,644	1,737	1,930
Net change in unrealized appreciation (depreciation)	1,066	(12,142)	1,719	(1,351)

Net increase (decrease) in net assets from operations	1,855	8,478	3,445	567

Distributions
From net investment income
Institutional Class	(68)	(1,222)	—	—

Net decrease in net assets from distributions	(68)	(1,222)	—	—

Share Transactions
Net increase (decrease) in net assets from share transactions	(961)	(99,179)	(1,629)	(2,985)

Total Net Increase (Decrease) in Net Assets	826	(91,923)	1,816	(2,418)

Net Assets
Beginning of period	6,871	98,794	9,100	11,518

End of period	$7,697	$6,871	$10,916	$9,100

Undistributed (overdistributed) net investment income included in net assets	$31	$41	$(11)	$—

See accompanying notes which are an integral part of the financial statements.

52	Statements of Changes in Net Assets

Tuckerman Active REIT Fund		IAM SHARES Fund		Enhanced Small Cap Fund		Directional Core Equity Fund
Six Months		Six Months		Six Months		Six Months
Ended	Fiscal Year	Ended	Fiscal Year	Ended	Fiscal Year	Ended	Fiscal Year
February 28,	Ended	February 28,	Ended	February 28,	Ended	February 28,	Ended
2011	August 31,	2011	August 31,	2011	August 31,	2011	August 31,
(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010

$465	$1,609	$1,147	$2,197	$103	$175	$(6)	$(22)
1,572	4,041	303	(419)	2,222	2,356	115	402
9,818	11,911	34,719	3,120	7,984	(169)	486	(415)

11,855	17,561	36,169	4,898	10,309	2,362	595	(35)

(598)	(1,995)	(1,318)	(2,041)	(155)	(228)	—	—

(598)	(1,995)	(1,318)	(2,041)	(155)	(228)	—	—

(5,686)	(31,339)	1,548	2,118	(3,454)	(3,318)	(1,106)	(1,367)

5,571	(15,773)	36,399	4,975	6,700	(1,184)	(511)	(1,402)

59,738	75,511	128,928	123,953	26,130	27,314	3,773	5,175

$65,309	$59,738	$165,327	$128,928	$32,830	$26,130	$3,262	$3,773

$8	$141	$531	$702	$103	$155	$(6)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	53

SSgA
Equity Funds

Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
Disciplined Equity Fund

February 28, 2011*	7.79	.07	2.14	2.21	(.08)	—
August 31, 2010	7.72	.11	.07	.18	(.11)	—
August 31, 2009	9.99	.17	(2.25)	(2.08)	(.19)	—
August 31, 2008	11.83	.19	(1.85)	(1.66)	(.18)	—
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—
August 31, 2006	9.65	.15	.72	.87	(.14)	—

Small Cap Fund

Institutional Class
February 28, 2011*	15.80	(.02)	6.38	6.36	—	—
August 31, 2010	15.31	(.02)	.51	.49	—	—
August 31, 2009	22.14	(.06)	(6.77)	(6.83)	—	—
August 31, 2008	30.06	(.08)	(4.75)	(4.83)	(.03)	(3.06)
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)

Class R
February 28, 2011*	15.70	(.05)	6.33	6.28	—	—
August 31, 2010	15.22	(.03)	.51	.48	—	—
August 31, 2009	21.99	(.03)	(6.74)	(6.77)	—	—
August 31, 2008	29.87	(.11)	(4.71)	(4.82)	—	(3.06)
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)

Tuckerman Active REIT Fund

February 28, 2011*	9.49	.08	1.88	1.96	(.10)	—
August 31, 2010	7.48	.21	2.06	2.27	(.26)	—
August 31, 2009	14.00	.28	(5.80)	(5.52)	(.27)	(.73)
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)

IAM SHARES Fund

February 28, 2011*	8.07	.07	2.17	2.24	(.08)	—
August 31, 2010	7.88	.14	.18	.32	(.13)	—
August 31, 2009	9.89	.17	(1.99)	(1.82)	(.19)	—
August 31, 2008	11.37	.19	(1.49)	(1.30)	(.18)	—
August 31, 2007	9.98	.17	1.39	1.56	(.17)	—
August 31, 2006	9.26	.15	.71	.86	(.14)	—

Enhanced Small Cap Fund

February 28, 2011*	7.95	.03	3.17	3.20	(.05)	—
August 31, 2010	7.42	.05	.54	.59	(.06)	—
August 31, 2009	10.01	.06	(2.56)	(2.50)	(.09)	—
August 31, 2008	11.79	.08	(1.38)	(1.30)	(.06)	(.42)
August 31, 2007	11.72	.10	.77	.87	(.04)	(.76)
August 31, 2006	10.85	.04	.98	1.02	(.04)	(.11)

Directional Core Equity Fund

February 28, 2011*	8.91	(.02)	1.58	1.56	—	—
August 31, 2010	9.15	(.04)	(.20)	(.24)	—	—
August 31, 2009	10.14	(.04)	(.75)	(.79)	(.20)	—
August 31, 2008	12.09	.09	(1.90)	(1.81)	(.14)	—
August 31, 2007	11.54	.20	.56	.76	(.09)	(.12)
August 31, 2006	10.63	.11	.85	.96	(.05)	—

See accompanying notes which are an integral part of the financial statements.

54	Financial Highlights

				%		%	%
	$		$	Ratio of Expenses		Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average		to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,		Net Assets,	to Average	Portfolio
Distributions	Period	Return(e)	(000)	Net(c)(f)		Gross(f)	Net Assets(c)(f)	Turnover Rate(e)

(.08)	9.92	28.53	7,697	.65		3.59	1.56	33
(.11)	7.79	2.26	6,871	.82		.89	1.29	83
(.19)	7.72	(20.56)	98,794	.63		.63	2.47	118
(.18)	9.99	(14.13)	150,365	.51		.51	1.69	70
(.17)	11.83	15.66	248,028	.45		.45	1.38	53
(.14)	10.38	9.10	219,712	.45		.46	1.47	44

—	22.16	40.25	10,085	1.25		3.59	(.19)	115
—	15.80	3.20	8,562	1.53		3.36	(.10)	240
—	15.31	(30.85)	10,906	1.81		2.70	(.39)	235
(3.09)	22.14	(17.93)	25,927	1.38		1.38	(.35)	159
(1.53)	30.06	7.70	105,292	1.11		1.11	.08	125
(1.22)	29.32	2.59	124,775	1.10		1.10	(.30)	83

—	21.98	40.00	831	1.60		3.94	(.56)	115
—	15.70	3.15	538	1.60		3.87	(.16)	240
—	15.22	(30.79)	612	1.60		3.18	(.21)	235
(3.06)	21.99	(18.05)	1,027	1.60		1.86	(.49)	159
(1.53)	29.87	7.18	1,375	1.60		1.68	(.45)	125
(1.22)	29.28	2.66	1,574	1.60		1.70	(.79)	83

(.10)	11.35	20.74	65,309	1.00		1.29	1.49	1
(.26)	9.49	30.77	59,738	1.00		1.31	2.46	36
(1.00)	7.48	(39.82)	75,511	1.00		1.29	3.88	55
(4.53)	14.00	(6.47)	158,284	1.00		1.10	1.73	35
(1.66)	19.58	2.98	136,286	1.00		1.06	.89	32
(.86)	20.55	26.82	197,168	1.00		1.05	1.66	36

(.08)	10.23	27.95	165,327	.49		.50	1.53	—
(.13)	8.07	4.01	128,928	.53		.53	1.62	2
(.19)	7.88	(18.15)	123,953	.54		.54	2.39	5
(.18)	9.89	(11.52)	199,951	.46		.46	1.80	2
(.17)	11.37	15.74	229,937	.45		.45	1.56	6
(.14)	9.98	9.38	199,624	.47		.47	1.51	12

(.05)	11.10	40.33	32,830	.75		1.46	.66	28
(.06)	7.95	8.01	26,130	.75		1.58	.62	77
(.09)	7.42	(24.91)	27,314	.75		1.48	.85	101
(.48)	10.01	(11.54)	41,988	.75		1.09	.78	93
(.80)	11.79	7.49	42,724	.75		1.15	.81	49
(.15)	11.72	9.54	17,096	.75		1.55	.36	76

—	10.47	17.51	3,262	1.91	(d)	6.63	(.33)	126
—	8.91	(2.62)	3,773	1.94	(d)	5.53	(.47)	197
(.20)	9.15	(7.63)	5,175	1.85	(d)	4.39	(.52)	185
(.14)	10.14	(15.10)	9,849	1.86	(d)	2.74	.79	114
(.21)	12.09	6.65	41,815	1.72	(d)	2.16	1.59	185
(.05)	11.54	9.06	24,589	1.79	(d)	2.61	.95	108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	55

SSgA
Equity Funds

Notes to Financial Highlights — February 28, 2011 (Unaudited)

*	For the six months ended February 28, 2011 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Less than $0.005 per share.
(c)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.
(d)	The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.
(e)	Periods less than one year are not annualized.
(f)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

56	Notes to Financial Highlights

SSgA
Equity Funds

Notes to Financial Statements — February 28, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of February 28, 2011. These financial statements report on 6 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund and SSgA Directional Core Equity Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R Prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported bid price on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value (“NAV”) per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds’ NAV fairly reflects security values as of the time of pricing when using

Notes to Financial Statements	57

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

the Fair Value Procedures to price the Funds’ securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data. Included are the following:

•	common stocks traded or quoted only on inactive markets

•	privately placed bonds whose values are derived from a similar bond that is publicly traded

•	interest rate swaps valued based on compilation of primarily observable swap curves incorporated into a model or matrix price

•	euro commercial paper valued at amortized cost which approximates market and is not priced daily or a broker quote in a non-active market with inputs incorporated into a model or matrix price

•	non registered mutual funds that are daily priced, but not publicly traded

•	currency forwards valued based on a compilation of primarily observable market currency spot rates incorporated into a model or matrix price

•	corporate bonds and notes, domestic commercial paper, time deposits, U.S. Government Agencies, U.S. Treasury and Yankee Certificates of Deposit using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs incorporated into a model or matrix price

•	mortgage-related and other asset backed securities are valued based on evaluators analyzing features such as the pricing speed, spread and volatility in order to confirm the deal structure. Spreads and other information solicited from Wall Street buy and sell-side sources, including primary and secondary dealers, portfolio managers, and research analysts are used as model inputs. Using evaluated pricing based on a compilation of primarily observable market information and or live data sources, active market makers and inter-dealer broker inputs are incorporated into a model or matrix price (security characteristics including coupon rates and maturity dates are disclosed in the Statement of Investments).

Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs including a Fund’s own assumptions in determining the fair value of investments. Included are the following:

58	Notes to Financial Statements

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Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

•	OTC securities using the Company’s own data/models

•	prices with significant haircuts applied

•	staled securities — fair valuation procedures are applied

•	securities that have broken tolerance outlined in the Board-approved securities valuation procedures

•	no current market quotations — fair valuation procedures are applied

•	unreliable prices — fair valuation procedures are applied

Level 3 investments include positions with prices not derived from existing market data. As such, Level 3 assets typically involve the use of financial models, such as discounted cash flow analysis for investments in privately held companies, or other non-market based methods to determine an investment’s Fair Value. One may consider Level 3 investments as those that cannot be quickly liquidated for their stated market value.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2011, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds’ U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	59

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

At February 28, 2011, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2011	8/31/2012	8/31/2013	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total
Disciplined Equity	$18,406,161	$19,079,919	$—	$—	$—	$13,892,182	$13,459,097	$64,837,359
Small Cap	—	—	—	—	950,872	17,330,773	6,490,842	24,772,487
Tuckerman Active REIT	—	—	—	—	—	7,973,270	27,052,946	35,026,216
IAM SHARES	8,639,127	1,396,175	859,207	—	2,796,414	1,248,239	17,638,415	32,577,577
Enhanced Small Cap	—	—	—	—	639,874	5,570,057	7,577,085	13,787,016
Directional Core Equity	—	—	—	217,099	426,008	2,601,456	670,141	3,914,704

As of February 28, 2011, the Fund’s aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

			Tuckerman
	Disciplined	Small	Active	IAM	Enhanced	Directional
	Equity	Cap	REIT	SHARES	Small Cap	Core Equity

Cost of Investments for Tax Purposes	$6,278,920	$11,543,648	$40,635,901	$141,773,430	$24,828,350	$3,086,051

Gross Tax Unrealized Appreciation	2,027,599	2,072,857	29,282,703	50,207,661	9,671,731	685,683
Gross Tax Unrealized Depreciation	(20,658)	(92,322)	(156,341)	(22,695,915)	(554,451)	(22,735)

Net Tax Unrealized Appreciation/(Depreciation)	$2,006,941	$1,980,535	$29,126,362	$27,511,746	$9,117,280	$662,948

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Tuckerman Active REIT	Monthly
IAM SHARES	Quarterly
Enhanced Small Cap	Annually
Directional Core Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are

60	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments as shown the Statement of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2011, were as follows:

(Amounts in thousands)
	Disciplined	IAM	Enhanced
	Equity	SHARES	Small Cap
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$— **	$295	$— **

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$—	$—	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.
Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

**	Less than $500.

The effects of Derivative Instruments on the Statement of Operations for the period ended February 28, 2011 were as follows:

(Amounts in thousands)
	Disciplined	IAM	Enhanced
	Equity	SHARES	Small Cap
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$7	$461	$83

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$402	$11

The Small Cap, Tuckerman Active REIT and Directional Core Equity Funds had no derivative instruments for the period ended February 28, 2011.

Derivative balances at February 28, 2011 are representative of derivative use throughout the period.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which

Notes to Financial Statements	61

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of February 28, 2011, the Enhanced Small Cap Fund had a $4,500 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The Directional Core Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Fund will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Fund may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 28, 2011, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

	Purchases	Sales
Disciplined Equity	$2,444,320	$3,573,850
Small Cap	11,582,492	13,227,448
Tuckerman Active REIT	836,115	6,110,877
IAM SHARES	1,164,689	128,718
Enhanced Small Cap	8,521,370	10,133,459
Directional Core Equity	4,344,048	5,091,485

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street”, the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the

62	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2011, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
	Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$384	Pool of US Government and European Government Bonds
Tuckerman Active REIT	317,272	Pool of US Government and European Government Bonds
IAM SHARES	387,689	Pool of US Government and European Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the “Sub-Advisor”) for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Disciplined Equity	0.25
Small Cap	0.75
Tuckerman Active REIT	0.65
IAM SHARES	0.25
Enhanced Small Cap	0.45
Directional Core Equity	1.25

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the “Distributor”), which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R.

Effective July 1, 2010, the Advisor has contractually agreed to waive up to the full amount of the Disciplined Equity Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2011 was $9,323. The total amount of reimbursement for the period ended February 28, 2011 was $100,467.

Notes to Financial Statements	63

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Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

The Advisor has contractually agreed to waive up to the full amount of the Small Cap Fund’s advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.25% and 1.60%, respectively, of each class’ average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2011 was $36,043 for the Institutional Class and $2,756 for Class R. The total amount of distribution fee waiver for Class R for the period ended February 28, 2011 was $18. The total amount of reimbursement for the period ended February 28, 2011 was $76,273 for the Institutional Class and $5,817 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2011 was $91,305. There was no reimbursement for the period ended February 28, 2011.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). There were no waivers or reimbursements for the period ended February 28, 2011.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2011 was $70,372. The total amount of reimbursement for the period ended February 28, 2011 was $40,065.

The Advisor has contractually agreed to waive up to the full amount of the Directional Core Equity Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2011 (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and dividends and interest on securities sold short). The total amount of the waiver for the period ended February 28, 2011 was $22,571. The total amount of reimbursement for the period ended February 28, 2011 was $62,616.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2011, $4,303,011 of the Central Fund’s net assets represents investments by these Funds, and $8,104,180 represents the investments of other Investment Company funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds’ advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for

64	Notes to Financial Statements

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Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

each participatory fund, in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2011, the total advisory fees waived were as follows:

Amount Paid
Disciplined Equity	$25
Small Cap	57
Tuckerman Active REIT	120
IAM SHARES	1,998
Enhanced Small Cap	232
Directional Core Equity	194

Boston Financial Data Services (“BFDS”) a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Small Cap	$2
Tuckerman Active REIT	1
IAM SHARES	3
Enhanced Small Cap	1

Securities Lending

For the period September 1, 2010 through February 28, 2011, State Street earned securities lending agent fees as follows:

Agent
Fees Earned
Disciplined Equity	$137
Small Cap	623
Tuckerman Active REIT	1,935
IAM SHARES	3,226

Administrator

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2008 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The annual fee is based on the following percentages of the average daily net assets of all seven of the Investment Company’s U.S. Equity portfolios: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements	65

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Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the period ended February 28, 2011, each Institutional Class paid the following shareholder servicing expenses to the Agents:

		Global
	State Street	Markets
Disciplined Equity	$932	$409
Small Cap	1,202	408
Tuckerman Active REIT	7,808	307
IAM SHARES	18,726	16
Enhanced Small Cap	3,910	—
Directional Core Equity	451	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan’s termination or noncontinuance.

Class R

The Investment Company has a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the “R Plan”) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund’s average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries.

The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund’s average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2011, the Small Cap Fund paid $183.

66	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2011 were as follows:

			Tuckerman
	Disciplined	Small	Active	IAM	Enhanced	Directional
	Equity	Cap	REIT	SHARES	Small Cap	Core Equity
Advisory fees	$1,448	$6,100	$32,068	$31,485	$11,719	$3,173
Administration fees	2,704	2,821	4,039	6,466	3,069	2,554
Custodian Fees	5,504	6,622	4,483	1,675	11,641	2,087
Distribution fees	2,884	1,181	4,522	1,501	3,747	392
Shareholder servicing fees	224	1,660	1,737	3,157	668	2,063
Transfer agent fees	9,398	16,951	14,170	8,424	8,197	7,827
Trustee fees	3,008	2,009	2,136	2,069	2,017	1,998

	$25,170	$37,344	$63,155	$54,777	$41,058	$20,094

5.	Fund Share Transactions

	(amounts in thousands)
	For the Periods Ended
	Shares	Dollars	Shares	Dollars
	February 28,		August 31,
Disciplined Equity	2011		2010
Proceeds from shares sold	10	$91	119	$975
Proceeds from reinvestment of distributions	8	67	153	1,221
Payments for shares redeemed	(124)	(1,119)	(12,190)	(101,375)

Total net increase (decrease)	(106)	$(961)	(11,918)	$(99,179)

Small Cap

Institutional Class
Proceeds from shares sold	16	$312	44	$710
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(103)	(2,001)	(215)	(3,594)

	(87)	(1,689)	(171)	(2,884)

Class R
Proceeds from shares sold	11	$207	11	$176
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(7)	(147)	(17)	(277)

	4	60	(6)	(101)

Total net increase (decrease)	(83)	$(1,629)	(177)	$(2,985)

Tuckerman Active REIT

Proceeds from shares sold	491	$5,076	1,387	$11,977
Proceeds from reinvestment of distributions	58	593	237	1,979
Payments for shares redeemed	(1,089)	(11,355)	(5,424)	(45,295)

Total net increase (decrease)	(540)	$(5,686)	(3,800)	$(31,339)

Notes to Financial Statements	67

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

IAM SHARES

Proceeds from shares sold	44	$407	48	$411
Proceeds from reinvestment of distributions	149	1,318	246	2,041
Payments for shares redeemed	(19)	(177)	(40)	(334)

Total net increase (decrease)	174	$1,548	254	$2,118

Enhanced Small Cap

Proceeds from shares sold	207	$2,004	435	$3,554
Proceeds from reinvestment of distributions	17	155	29	229
Payments for shares redeemed	(555)	(5,613)	(858)	(7,101)

Total net increase (decrease)	(331)	$(3,454)	(394)	$(3,318)

Directional Core Equity

Proceeds from shares sold	4	$39	95	$908
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(116)	(1,145)	(237)	(2,275)

Total net increase (decrease)	(112)	$(1,106)	(142)	$(1,367)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2011, the Funds did not utilize the Interfund Lending Program.

7.	Dividends

On March 1, 2011, the Funds declared the following dividends from net investment income payable on March 7, 2011 to shareholders of record on March 2, 2011.

Net Investment
Income
Disciplined Equity	$0.0398
Tuckerman Active REIT	0.0151
IAM SHARES	0.0308

On April 1, 2011, the Funds declared the following dividends from net investment income payable on April 7, 2011 to shareholders of record April 4, 2011.

Net Investment
Income
Tuckerman Active REIT	$0.0164

68	Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2011 (Unaudited)

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

9.	Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2011, through the dates the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the financial statements.

Notes to Financial Statements	69

SSgA
Equity Funds

Shareholder Requests for Additional Information — February 28, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

70	Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2011 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 20 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

			Principal Occupation(s)	Number of
	Position(s) Held		During Past 5 Years;	Portfolios in	Other
Name,	with SSgA Funds;	Term	and Other	Fund Complex	Directorships Held
Age,	Length of	of	Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INTERESTED TRUSTEE
Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since November 2008	Until successor is elected by Trustees	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director, Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee, Member Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant)(Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member Investment Company Institute Board of Governors; • September 2008 to September 2010, member Investment Company Institutie and IDC Investment Committee; and • Until December 2008, Director, Russell Trust Company (Retired).	20	Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

Diane B. Glossman(2) Born March 9, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since October 2009 Audit Committee Financial Expert Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2003 to Present, Consultant to financial institutions; • 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director and member of the finance committee (2007-2010, President; 2010-2011, Vice President), Bucks County SPCA (animal welfare non-profit); and • Chartered Financial Analyst.	20	None

Disclosure of Information about Fund Trustees and Officers	71

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

				Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• April 2011 to Present, Chairman, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (until April 2011, CEO and President) (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Anne Silverman Community Clinic of Doylestown, PA.	20	None

Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	20	None

Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex-officio), Audit Committee Member (ex-officio), Governance Committee Member (ex-officio), Valuation Committee Member (ex-officio), Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and • January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None

72	Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Number of
	Position(s) Held		Principal Occupation(s)	Portfolios in	Other
Name,	with SSgA Funds;	Term	During Past 5 Years;	Fund Complex	Directorships Held
Age,	Length of	of	and Other Relevant Experience,	Overseen	by Trustee
Address	Time Served	Office	Attributes and Skills(1)	by Trustee	During Past 5 Years
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees
•   March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
•   1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);
•   1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);
•   September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);
•   1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and
•   2003 to 2009, Trustee, Gettysburg College.
				20	None

Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None

Henry W. Todd(2) Born May 4, 1947 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Until successor is elected by Trustees	• Until May 30, 2010, Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • Until December 2008, Independent Director, SSgA Cash Management Fund plc (investment company); and • Until July 2005, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company).	20	None

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.

(2)	Ceased to be a Trustee effective April 28, 2011.

Disclosure of Information about Fund Trustees and Officers	73

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2011 (Unaudited)

Position(s) with
Name,	SSgA Funds; and	Term
Age, and	Length of	of	Principal Occupation(s)
Address	Time Served	Office	During Past Five Years
OFFICERS
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present; and Principal Executive Officer since 2005	Until successor is elected by Trustees
•   2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management Inc. (investment advisor);
•   March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
•   President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is elected by Trustees
•   Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);
•   March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and
•   Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since April 2011	Until successor is elected by Trustees	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.

Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Principal Accounting Officer since 2000	Until successor is elected by Trustees
•   2009 to Present, Global Head of Fund Operations, Russell Investments;
•   1998 to 2009, Director, Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company, and Russell Financial Services Company; and
•   Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary and Chief Legal Officer since 2010
•   September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and
•   November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

74	Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees
Lynn L. Anderson
Diane B. Glossman*
Shawn C.D. Johnson
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley, Chairman
Richard D. Shirk
Bruce D. Taber
Henry W. Todd*
Officers
James E. Ross, President, Chief Executive Officer and Principal Executive Officer
Mark E. Swanson, Treasurer and Principal Accounting Officer
Ellen M. Needham, Vice President
Jacqueline Angell, Chief Compliance Officer
Sandra G. Richardson, Secretary and Chief Legal Officer
Ross E. Erickson, Assistant Treasurer
Kimberlee A. Lloyd, Assistant Treasurer
David J. Craig, Assistant Treasurer
Carla L. Anderson, Assistant Secretary
Investment Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Distributor
State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900
Administrator
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101
Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

*	Ceased to be a Trustee effective April 28, 2011.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	75

DESAR-02/11

Item 2. Code of Ethics. [Annual Report Only]
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Item 5. Audit Committee of Listed Registrants. [Not Applicable]
Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]
Items 7-9. [Not Applicable]
Item 10. Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.
Item 11. Controls and Procedures
(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.
(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.
Item 12. Exhibit List
(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SSgA FUNDS

By:	/s/ James E. Ross James E. Ross
President, Chief Executive Officer and Principal Executive Officer
Date: April 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President, Chief Executive Officer and Principal Executive Officer
Date: April 29, 2011

By:	/s/ Mark E. Swanson Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer
Date: April 29, 2011